UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23820

Morgan Stanley ETF Trust
 (Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036
(Address of Principal Executive Offices)

John H. Gernon
1585 Broadway, New York, New York 10036
 (Name and Address of Agent for Services)

(212) 762-1886
(Registrant’s Telephone Number)

September 30
 Date of Fiscal Year End

September 30, 2024
Date of Reporting Period

__________________________________________________________________________________

Item 1. Reports to Stockholders

(a)

Morgan Stanley ETF Trust -  Calvert International Responsible Index ETF

CVIE | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Calvert International Responsible Index ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$20	0.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index).

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert International Responsible Index ETF - NAV	MSCI World ex USA IndexFootnote Reference1	Calvert International Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$9,973	$9,961	$10,004
06/23	$10,360	$10,263	$10,379
09/23	$9,834	$9,842	$9,838
12/23	$10,980	$10,876	$11,001
03/24	$11,619	$11,484	$11,656
06/24	$11,652	$11,416	$11,658
09/24	$12,445	$12,300	$12,464

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert International Responsible Index ETF - NAV (Inception January 30, 2023)	26.55%	14.03%
MSCI World ex USA IndexFootnote Reference1	24.98%	13.25%
Calvert International Responsible Index	26.68%	14.15%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$119,784,553
# of Portfolio Holdings	730
Portfolio Turnover Rate	10%
Total Management Fees Paid	$158,531

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.1%
Energy	1.0%
Real Estate	1.8%
Utilities	3.0%
Communication Services	4.7%
Materials	6.4%
Consumer Staples	7.7%
Consumer Discretionary	9.5%
Health Care	10.9%
Information Technology	15.5%
Industrials	16.7%
Financials	22.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Novo Nordisk A/S, Class B	1.7%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.3%
SAP SE	1.2%
AstraZeneca plc	1.2%
Toyota Motor Corp.	1.1%
Novartis AG	1.0%
Roche Holding AG	1.0%
Total	14.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2023.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C.Seto and James Reber. Prior to July 1, 2024, the Fund was managed by James Reber and Thomas C. Seto. Thomas C. Seto intends to retire on December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CVIE-TSR-AR

Morgan Stanley ETF Trust -  Calvert Ultra-Short Investment Grade ETF

CVSB | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$24	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ The Fund’s asset-allocation positioning contributed to performance relative to the Index during the period

↑ Allocations to investment-grade corporate securities, commercial mortgage-backed securities, and asset-backed securities were particularly helpful to performance relative to the Index during the period

↑ An allocation to mortgage-backed securities (MBS) ― specifically non-agency MBS and non-agency commercial MBS ― aided Index-relative performance during the period

↓ In contrast, the Fund’s underweight duration detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert Ultra-Short Investment Grade ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
01/23	$10,000	$10,000	$10,000
03/23	$10,059	$10,018	$10,088
06/23	$10,197	$9,959	$10,151
09/23	$10,354	$9,672	$10,281
12/23	$10,555	$10,333	$10,466
03/24	$10,715	$10,284	$10,564
06/24	$10,865	$10,304	$10,686
09/24	$11,068	$10,840	$10,897

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert Ultra-Short Investment Grade ETF - NAV (Inception January 30, 2023)	6.89%	6.28%
Bloomberg U.S. Universal Index	12.08%	4.97%
Bloomberg 9-12 Months Short Treasury Index	5.99%	5.30%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$98,750,010
# of Portfolio Holdings	224
Portfolio Turnover Rate	81%
Total Management Fees Paid	$135,208

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
19.3%
AA
12.8%
A
27.9%
BBB
26.8%
Not Rated
5.2%
Cash & Equivalents
8.0%

Value	Value
Cash & Equivalents	8.0%
Not Rated	5.2%
BBB	26.8%
A	27.9%
AA	12.8%
AAA	19.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Commercial Mortgage-Backed Securities	7.9%
Commercial Papers	5.2%
Investment Company	3.8%
U.S. Government and Agency Securities	9.8%
Asset-Backed Securities	16.3%
Corporate Bonds	57.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

CVSB-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Calvert US Large-Cap Core Responsible Index ETF

CVLC | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$18	0.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index).

↑ Not owning Index component Chevron Corp. and underweighting Index component ExxonMobil Corp. ― both energy exploration and production firms ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Large-Cap Core Responsible Index ETF - NAV	Russell 1000® IndexFootnote Reference1	Calvert US Large-Cap Core Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$10,241	$10,227	$10,246
06/23	$11,128	$11,104	$11,140
09/23	$10,685	$10,755	$10,699
12/23	$12,058	$12,041	$12,081
03/24	$13,278	$13,281	$13,310
06/24	$13,772	$13,755	$13,812
09/24	$14,582	$14,592	$14,632

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	36.47%	25.41%
Russell 1000® IndexFootnote Reference1	35.68%	25.50%
Calvert US Large-Cap Core Responsible Index	36.76%	25.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$369,102,988
# of Portfolio Holdings	789
Portfolio Turnover Rate	10%
Total Management Fees Paid	$428,989

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.1%
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.2%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	10.0%
Consumer Discretionary	10.6%
Health Care	12.2%
Financials	14.0%
Information Technology	31.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2023.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C.Seto and James Reber. Prior to July 1, 2024, the Fund was managed by James Reber and Thomas C. Seto. Thomas C. Seto intends to retire on December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CVLC-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

CDEI | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$16	0.14%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index).

↓ An underweight position in NVIDIA Corp., a major microchip supplier for AI applications, hurt Index-relative performance as NVIDIA’s stock price tripled

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ Underweighting Alphabet, Inc. ― Google’s parent firm ― and acquiring the stock late in the period and missing its positive performance hurt relative returns

↓ Among sectors, stock selections in information technology, and selections and underweight positions in communication services and industrials hurt returns

↑ An overweight position in Broadcom, Inc. aided relative returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in Microsoft Corp. helped Index-relative returns as its stock performed strongly, fueled by AI-driven hardware and software innovations

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Among sectors, an underweight position in energy, and stock selections and underweight positions in consumer discretionary and materials helped returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV	Russell 1000® IndexFootnote Reference1	Calvert US Large-Cap Diversity Research Index
01/23	$10,000	$10,000	$10,000
03/23	$10,442	$10,227	$10,447
06/23	$11,504	$11,104	$11,516
09/23	$10,923	$10,755	$10,936
12/23	$12,403	$12,041	$12,425
03/24	$13,261	$13,281	$13,290
06/24	$13,742	$13,755	$13,764
09/24	$14,381	$14,592	$14,425

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV (Inception January 30, 2023)	31.65%	24.37%
Russell 1000® IndexFootnote Reference1	35.68%	25.50%
Calvert US Large-Cap Diversity Research Index	31.89%	24.63%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$31,653,624
# of Portfolio Holdings	373
Portfolio Turnover Rate	44%
Total Management Fees Paid	$45,449

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.2%
Energy	0.1%
Materials	0.5%
Utilities	1.6%
Real Estate	2.2%
Consumer Discretionary	4.4%
Consumer Staples	4.8%
Industrials	5.9%
Communication Services	9.6%
Financials	12.7%
Health Care	14.7%
Information Technology	43.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	11.1%
Microsoft Corp.	9.9%
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	5.8%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.4%
JPMorgan Chase & Co.	1.9%
UnitedHealth Group, Inc.	1.7%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	46.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2023.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C.Seto and James Reber. Prior to July 1, 2024, the Fund was managed by James Reber and Thomas C. Seto. Thomas C. Seto intends to retire on December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDEI-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Mid-Cap Core Responsible Index ETF

CVMC | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$17	0.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index).

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Mid-Cap Core Responsible Index ETF - NAV	S&P 500® Index	Calvert US Mid-Cap Core Responsible Index	Russell Midcap® Index
01/23	$10,000	$10,000	$10,000	$10,000
03/23	$9,791	$10,262	$9,792	$9,789
06/23	$10,216	$11,159	$10,225	$10,255
09/23	$9,594	$10,794	$9,604	$9,775
12/23	$10,806	$12,056	$10,828	$11,028
03/24	$11,714	$13,329	$11,744	$11,977
06/24	$11,203	$13,899	$11,236	$11,575
09/24	$12,257	$14,718	$12,301	$12,642

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Mid-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	27.76%	13.00%
S&P 500® Index	36.35%	26.15%
Calvert US Mid-Cap Core Responsible Index	28.09%	13.25%
Russell Midcap® Index	29.33%	15.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$66,151,213
# of Portfolio Holdings	625
Portfolio Turnover Rate	28%
Total Management Fees Paid	$70,587

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.2%
Energy	0.4%
Communication Services	3.6%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.6%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp. (The)	0.5%
Crown Castle, Inc.	0.5%
Fortinet, Inc.	0.5%
Allstate Corp. (The)	0.5%
Trade Desk, Inc. (The), Class A	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2023.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C.Seto and James Reber. Prior to July 1, 2024, the Fund was managed by James Reber and Thomas C. Seto. Thomas C. Seto intends to retire on December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CVMC-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Select Equity ETF

CVSE | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Calvert US Select Equity ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSE	$34	0.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index).

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in semiconductor/software maker Broadcom, Inc. hurt returns as its stock price doubled on artificial intelligence (AI)-driven demand

↓ An overweight position in health insurer Humana, Inc. declined in value amid increased use of services by subscribers and aggressive competitor pricing

↓ Among sectors, stock selections in the information technology, utilities, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in NVIDIA Corp., a major microchip supplier for AI applications, helped Index-relative performance as its stock price tripled

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in Eaton Corp. performed strongly as new AI applications increased demand for Eaton’s electrical power management technologies

↑ Among sectors, avoiding the weak energy sector, stock selections and an overweight position in financials, and stock selections in real estate helped returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Select Equity ETF - NAV	Russell 1000® Index
01/23	$10,000	$10,000
03/23	$10,132	$10,227
06/23	$10,875	$11,104
09/23	$10,300	$10,755
12/23	$11,649	$12,041
03/24	$12,921	$13,281
06/24	$13,068	$13,755
09/24	$13,960	$14,592

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Select Equity ETF - NAV (Inception January 30, 2023)	35.53%	22.17%
Russell 1000® Index	35.68%	25.50%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$29,397,986
# of Portfolio Holdings	181
Portfolio Turnover Rate	9%
Total Management Fees Paid	$78,592

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.1%
Utilities	2.2%
Real Estate	3.4%
Consumer Staples	3.4%
Materials	3.8%
Communication Services	4.5%
Consumer Discretionary	7.5%
Health Care	12.1%
Industrials	12.8%
Financials	16.2%
Information Technology	34.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.9%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	3.0%
S&P Global, Inc.	2.1%
Merck & Co., Inc.	2.0%
Accenture plc, Class A	1.8%
Parker-Hannifin Corp.	1.5%
Mastercard, Inc., Class A	1.5%
Home Depot, Inc. (The)	1.4%
Total	35.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This a summary of certain changes of the Fund since September 30, 2023.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C.Seto, Christopher Madden, Ibrahim kara, Yijia Chen and James Reber. Prior to July 1, 2024, the Fund was managed by James Reber, Christopher Madden, Ibrahim Kara, Yijia Chen and Thomas C. Seto. Thomas C. Seto intends to retire on December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CVSE-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Floating-Rate ETF

EVLN | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance Floating-Rate ETF for the period of February 6, 2024 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVLN	$37	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index.

↓ An underweight position in CCC-rated loans detracted from returns relative to the Index as lower-rated loans generally outperformed higher-rated loans during the period

↓ As the floating-rate loan market delivered strong performance during the period, the Fund’s cash position detracted from returns versus the Index, which does not hold cash

↓ Loan selections in the commercial services & supplies industry and selections in the entertainment industry detracted from returns relative to the Index during the period

↑ Loan selections in the information technology services industry and selections in the software industry contributed to Index-relative returns during the period

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, helped Index-relative returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Floating-Rate ETF - NAV	Bloomberg U.S. Universal Index	Morningstar LSTA U.S. Leveraged Loan Total Return Index
02/24	$10,000	$10,000	$10,000
03/24	$10,098	$10,037	$10,167
04/24	$10,150	$9,803	$10,228
05/24	$10,231	$9,965	$10,324
06/24	$10,257	$10,056	$10,360
07/24	$10,339	$10,284	$10,430
08/24	$10,399	$10,435	$10,496
09/24	$10,464	$10,579	$10,572

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance Floating-Rate ETF - NAV (Inception February 6, 2024)	4.64%
Bloomberg U.S. Universal Index	5.79%
Morningstar LSTA U.S. Leveraged Loan Total Return Index	5.72%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,047,414,951
# of Portfolio Holdings	302
Portfolio Turnover Rate	32%
Total Management Fees Paid	$2,591,993

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Software
12.8%
Financial Services
7.5%
Commercial Services & Supplies
7.0%
Insurance
5.8%
Hotels, Restaurants & Leisure
4.7%
Chemicals
4.6%
Capital Markets
3.4%
Health Care Providers & Services
3.1%
Machinery
2.9%
Others
48.2%

Value	Value
Others	48.2%
Machinery	2.9%
Health Care Providers & Services	3.1%
Capital Markets	3.4%
Chemicals	4.6%
Hotels, Restaurants & Leisure	4.7%
Insurance	5.8%
Commercial Services & Supplies	7.0%
Financial Services	7.5%
Software	12.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	5.4%
Asset-Backed Securities	5.7%
Investment Company	15.3%
Variable Rate Senior Loan Interests	73.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVLN-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance High Yield ETF

EVHY | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance High Yield ETF for the period of October 16, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVHY	$49	0.47%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA BB-B U.S. High Yield Index (the Index).

↓ Fund selections in the health care and paper sectors detracted from performance relative to the Index during the period

↓ An allocation to lower-rated securities detracted from returns relative to the Index during the period

↓ A slight overweight exposure to securities with durations of less than one year detracted from returns relative to the Index during the period

↑ Fund selections in the energy sector contributed to Index-relative returns during the period

↑ Fund selections and an underweight exposure to the cable & satellite TV sector contributed to performance relative to the Index during the period

↑ A small allocation to CCC-rated securities, and selections in BB-rated and B-rated securities contributed to returns relative to the Index during the period

↑ The Fund’s underweight exposure to securities with durations between 1-3 years, and selections in securities with durations between 3-5 years contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance High Yield ETF - NAV	Bloomberg U.S. Universal Index	ICE BofA BB-B U.S. High Yield Index
10/23	$10,000	$10,000	$10,000
11/23	$10,418	$10,366	$10,436
12/23	$10,761	$10,759	$10,793
01/24	$10,759	$10,733	$10,801
02/24	$10,744	$10,605	$10,805
03/24	$10,885	$10,709	$10,932
04/24	$10,793	$10,458	$10,832
05/24	$10,926	$10,632	$10,953
06/24	$11,037	$10,728	$11,065
07/24	$11,202	$10,972	$11,250
08/24	$11,378	$11,133	$11,423
09/24	$11,488	$11,288	$11,550

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance High Yield ETF - NAV (Inception October 16, 2023)	14.88%
Bloomberg U.S. Universal Index	12.88%
ICE BofA BB-B U.S. High Yield Index	15.50%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$21,530,858
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Management Fees Paid	$96,512

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

BBB
10.2%
BB
54.3%
B
30.3%
CCC
0.5%
Not Rated
0.1%
Cash & Equivalents
4.6%

Value	Value
Cash & Equivalents	4.6%
Not Rated	0.1%
CCC	0.5%
B	30.3%
BB	54.3%
BBB	10.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	4.8%
Real Estate	0.5%
Utilities	4.5%
Consumer Staples	5.1%
Information Technology	5.4%
Materials	5.5%
Financials	7.5%
Communication Services	8.0%
Health Care	9.1%
Energy	13.0%
Industrials	16.8%
Consumer Discretionary	19.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVHY-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Intermediate Municipal Income ETF

EVIM | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance Intermediate Municipal Income ETF for the period of October 16, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVIM	$29	0.29%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 2-17 Year US Municipal Securities Index (the Index).

↑ An overweight position in BBB-rated bonds contributed to relative returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections in bonds with 10-15 years remaining to maturity helped Fund performance relative to the Index during the period

↑ Security selections and an underweight position in California bonds helped Fund returns as California bonds generally underperformed the Index

↓ Security selections and an underweight position in 4% coupon bonds detracted from Index-relative performance during the period

↓ Security selections and an underweight position in A-rated bonds hampered Fund performance as lower-rated bonds generally outperformed higher-rated bonds

↓ An out-of-Index position in variable-rate demand notes ― typically considered a defensive investment with virtually zero duration ― detracted from Fund performance relative to the Index as interest rates generally declined during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Intermediate Municipal Income ETF - NAV	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year U.S. Municipal Securities Index
10/23	$10,000	$10,000	$10,000
11/23	$10,430	$10,518	$10,397
12/23	$10,664	$10,762	$10,615
01/24	$10,661	$10,707	$10,587
02/24	$10,673	$10,721	$10,596
03/24	$10,678	$10,721	$10,586
04/24	$10,567	$10,588	$10,480
05/24	$10,561	$10,557	$10,421
06/24	$10,717	$10,719	$10,563
07/24	$10,801	$10,816	$10,655
08/24	$10,868	$10,902	$10,758
09/24	$10,985	$11,009	$10,850

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance Intermediate Municipal Income ETF - NAV (Inception October 16, 2023)	9.85%
Bloomberg Municipal Bond Index	10.09%
ICE BofA 2-17 Year U.S. Municipal Securities Index	8.50%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$26,462,026
# of Portfolio Holdings	71
Portfolio Turnover Rate	81%
Total Management Fees Paid	$58,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
17.2%
AA
40.0%
A
17.0%
BBB
11.5%
BB
2.8%
Not Rated
3.7%
Cash & Equivalents
7.8%

Value	Value
Cash & Equivalents	7.8%
Not Rated	3.7%
BB	2.8%
BBB	11.5%
A	17.0%
AA	40.0%
AAA	17.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Summary by State (% of total investments)

Value	Value
Other	35.7%
Pennsylvania	3.3%
North Carolina	3.4%
Georgia	3.6%
Washington	4.2%
Massachusetts	4.7%
California	6.5%
Illinois	7.8%
Colorado	7.9%
Texas	10.1%
New York	12.8%

Material Fund Changes

This is a summary of certain changes of he Fund since September 30, 2023.

Effective October 1, 2024, the Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business, will not exceed 0.10%. The fee waiver will continue until February 1, 2026 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVIM-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Income ETF

EVSD | NASDAQ

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance Short Duration Income ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$28	0.27%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index).

↓ The Fund’s shorter-than-Index duration detracted from returns relative to the Index during the period

↓ Fund selections in investment-grade corporate securities detracted from performance relative to the Index during the period

↓ The Fund’s use of derivatives slightly detracted from performance relative to the Index during the period

↓ An underweight exposure to investment-grade corporate securities detracted from Fund performance relative to the Index during the period

↑ In contrast, the Fund’s asset allocations contributed to returns relative to the Index during the period

↑ Out-of-Index allocations to asset-backed securities and certain categories of mortgage-backed securities particularly aided Index-relative performance

↑ An underweight exposure to government-related securities contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to commercial mortgage-backed securities contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Short Duration Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit 1-5 Year Index	Short Duration Income Blend IndexFootnote Reference1	Bloomberg 1-3 Year U.S. Government/Credit Index
09/14	$10,000	$10,000	$10,000	$10,000	$10,000
09/15	$10,006	$10,234	$10,182	$10,118	$10,118
09/16	$10,750	$10,859	$10,496	$10,168	$10,251
09/17	$10,995	$10,963	$10,657	$10,229	$10,320
09/18	$11,192	$10,853	$10,662	$10,339	$10,340
09/19	$11,631	$11,945	$11,373	$10,690	$10,820
09/20	$12,003	$12,743	$11,951	$11,088	$11,223
09/21	$12,191	$12,767	$12,079	$11,121	$11,256
09/22	$11,506	$10,863	$11,131	$10,557	$10,685
09/23	$11,989	$11,037	$11,546	$10,850	$10,982
09/24	$13,060	$12,373	$12,630	$11,703	$11,772

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Short Duration Income ETF - NAV	8.94%	2.34%	2.71%
Bloomberg U.S. Universal Index	12.08%	0.70%	2.15%
Bloomberg U.S. Credit 1-5 Year Index	9.39%	2.12%	2.36%
Short Duration Income Blend IndexFootnote Reference1	7.85%	1.82%	1.59%
Bloomberg 1-3 Year U.S. Government/Credit Index	7.19%	1.70%	1.64%
Footnote	Description
Footnote[1]	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg 1-3 year U.S. Government/Credit Index for periods from the Fund's inceptions to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark that tracks one-year U.S. govermnemt securities) from January 9, 2016 to July 31, 2019 and the new benchmark reprented by Bloomberg 1-3 Year U.S. Goverment/Credit index for periods thereafter.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$178,108,570
# of Portfolio Holdings	287
Portfolio Turnover Rate	117%
Total Management Fees Paid	$126,380

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
AA
A
BBB
BB
B
Not Rated
Cash & Equivalents
30.4%
7.4%
20.0%
25.3%
1.8%
0.2%
18.0%
-3.1%

Value	Value
Cash & Equivalents	-3.1%
Not Rated	18.0%
B	0.2%
BB	1.8%
BBB	25.3%
A	20.0%
AA	7.4%
AAA	30.4%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.2%
Mortgage-Backed Securities	5.1%
Investment Companies	5.4%
U.S. Government and Agency Securities	9.7%
Commercial Mortgage-Backed Securities	11.4%
Asset-Backed Securities	26.4%
Corporate Bonds	41.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVSD-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Municipal Income ETF

EVSM | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$22	0.21%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year Municipal Securities Index (the Index).

↑ An out-of-Index allocation to bonds with 3-5 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an underweight position in California bonds helped returns as California bonds generally underperformed the Index during the period

↑ Security selections and an underweight position in AA-rated bonds helped returns as higher-credit-quality bonds underperformed lower-credit-quality bonds

↓ Security selections in bonds with 0-3 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections and an underweight position in bonds with coupon rates of less than 4% ― not including zero-coupon bonds ― hampered Index-relative returns

↓ Security selections in BBB-rated bonds detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Short Duration Municipal Income ETF - NAV	Bloomberg Municipal Bond IndexFootnote Reference1	ICE BofA 1-3 Year US Municipal Securities Index	Short Duration Municipal Income Blended IndexFootnote Reference2
12/18	$10,000	$10,000	$10,000	$10,000
09/19	$10,120	$10,857	$10,232	$10,102
09/20	$10,212	$11,301	$10,499	$10,167
09/21	$10,218	$11,598	$10,555	$10,174
09/22	$10,280	$10,264	$10,178	$10,260
09/23	$10,538	$10,537	$10,397	$10,430
09/24	$11,147	$11,484	$10,966	$11,000

Average Annual Total Returns (%)

	1 Year	5 years	Since Inception
Eaton Vance Short Duration Municipal Income ETF - NAV (Inception December 19, 2018)	5.78%	1.95%	1.90%
Bloomberg Municipal Bond IndexFootnote Reference1	10.37%	1.39%	2.42%
ICE BofA 1-3 Year US Municipal Securities Index	5.47%	1.40%	1.61%
Short Duration Municipal Income Blended IndexFootnote Reference2	5.47%	1.72%	1.66%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the new benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$143,223,907
# of Portfolio Holdings	104
Portfolio Turnover Rate	18%
Total Management Fees Paid	$127,384

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
7.7%
AA
39.1%
A
33.0%
BBB
5.4%
BB
0.9%
Not Rated
2.7%
Cash & Equivalents
11.2%

Value	Value
Cash & Equivalents	11.2%
Not Rated	2.7%
BB	0.9%
BBB	5.4%
A	33.0%
AA	39.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Summary by State (% of total investments)

Value	Value
Other	30.3%
New Jersey	4.0%
Connecticut	4.1%
California	4.1%
Georgia	4.8%
Pennsylvania	5.1%
Michigan	7.0%
Colorado	7.5%
New York	9.1%
Texas	11.6%
Illinois	12.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVSM-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Total Return Bond ETF

EVTR | NYSE

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance Total Return Bond ETF for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$37	0.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index).

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and U.S. government-related sectors contributed to performance relative to the Index during the period

↑ An overweight position in CMBS, an underweight position in U.S. Treasurys, and out-of-Index allocations to non-agency mortgage-backed securities (MBS) and high yield bonds helped performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ Security selections and an underweight position in agency MBS, an overweight position in ABS, and security selections in U.S. Treasurys detracted from returns

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Total Return Bond ETF - NAV	Bloomberg U.S. Universal IndexFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
09/14	$10,000	$10,000	$10,000
09/15	$10,115	$10,234	$10,294
09/16	$11,613	$10,859	$10,828
09/17	$11,937	$10,963	$10,837
09/18	$11,893	$10,853	$10,705
09/19	$13,181	$11,945	$11,808
09/20	$14,007	$12,743	$12,633
09/21	$14,233	$12,767	$12,520
09/22	$12,015	$10,863	$10,693
09/23	$12,259	$11,037	$10,762
09/24	$13,970	$12,373	$12,004

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Total Return Bond ETF - NAV	13.96%	1.17%	3.40%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$688,547,448
# of Portfolio Holdings	578
Portfolio Turnover Rate	367%
Total Management Fees Paid	$646,465

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
66.5%
AA
4.6%
A
8.2%
BBB
21.1%
BB
3.9%
B
2.5%
CCC
0.4%
Not Rated
8.4%
Cash & Equivalents
-15.6%

Value	Value
Cash & Equivalents	-15.6%
Not Rated	8.4%
CCC	0.4%
B	2.5%
BB	3.9%
BBB	21.1%
A	8.2%
AA	4.6%
AAA	66.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.6%
Investment Companies	6.2%
Asset-Backed Securities	9.3%
Commercial Mortgage-Backed Securities	10.3%
Mortgage-Backed Securities	22.0%
Corporate Bonds	23.9%
U.S. Government and Agency Securities	27.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVTR-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Ultra-Short Income ETF

EVSB | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Eaton Vance Ultra-Short Income ETF for the period of October 16, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVSB	$16	0.17%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ The Fund’s out-of-Index allocations to mortgage-backed securities and commercial mortgage-backed securities contributed most to performance relative to the Index during the period

↑ Out-of-Index allocations to asset-backed securities and investment-grade corporate securities ― especially investments in financial institutions ― contributed to Fund returns relative to the Index during the period

↑ An underweight exposure to U.S. Treasurys contributed to Fund returns relative to the Index during the period

↓ In contrast, the Fund’s use of U.S. Treasury futures contracts detracted from performance relative to the Index during the period

↓ The Fund’s duration positioning detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Ultra-Short Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
10/23	$10,000	$10,000	$10,000
11/23	$10,101	$10,366	$10,082
12/23	$10,178	$10,759	$10,153
01/24	$10,240	$10,733	$10,192
02/24	$10,277	$10,605	$10,207
03/24	$10,330	$10,709	$10,248
04/24	$10,374	$10,458	$10,273
05/24	$10,433	$10,632	$10,323
06/24	$10,480	$10,728	$10,368
07/24	$10,554	$10,972	$10,438
08/24	$10,616	$11,133	$10,505
09/24	$10,679	$11,288	$10,572

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance Ultra-Short Income ETF - NAV (Inception October 16, 2023)	6.79%
Bloomberg U.S. Universal Index	12.88%
Bloomberg 9-12 Months Short Treasury Index	5.72%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$44,325,067
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Management Fees Paid	$55,239

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
24.7%
AA
13.5%
A
23.9%
BBB
26.5%
BB
0.5%
Not Rated
6.8%
Cash & Equivalents
4.1%

Value	Value
Cash & Equivalents	4.1%
Not Rated	6.8%
BB	0.5%
BBB	26.5%
A	23.9%
AA	13.5%
AAA	24.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Commercial Papers	4.7%
Investment Company	0.3%
U.S. Government and Agency Securities	10.0%
Commercial Mortgage-Backed Securities	9.4%
Asset-Backed Securities	21.7%
Corporate Bonds	53.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

EVSB-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Equity Premium Income ETF

PAPI | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Parametric Equity Premium Income ETF for the period of October 16, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PAPI	$30	0.29%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index).

↓ The Fund’s use of derivatives ― specifically, written call options on the SPDR® S&P 500® ETF Trust ― detracted from Index-relative returns during the period

↓ Not owning GE Aerospace hurt returns as high demand for GE’s engine servicing and maintenance business supported steady revenue growth

↓ Not owning JPMorgan hampered relative returns as its stock price surged on strength in the company’s investment banking and growing interest revenue

↓ An overweight exposure to Leggett & Platt, Inc. detracted from Index-relative returns as demand for its residential and automotive products declined

↑ Not owning Intel Corp. contributed to performance relative to the Index as rising competition ― especially for AI chips ― hurt Intel’s revenues and earnings

↑ An out-of-Index allocation to steakhouse chain Texas Roadhouse, Inc. helped returns as it opened new restaurants and customer demand rose at existing stores

↑ The Fund’s underweight exposure to Johnson & Johnson aided Index-relative returns as an impending lack of exclusivity for its Stelara brand drug raised investor concerns

↑ An underweight position in Chevron Corp. helped relative returns as complications with its acquisition of Hess Corp. weighed on Chevron’s stock’s price

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Parametric Equity Premium Income ETF - NAV	S&P 500® Index	Russell 1000® Value Index
10/23	$10,000	$10,000	$10,000
11/23	$10,014	$10,468	$10,377
12/23	$10,433	$10,943	$10,951
01/24	$10,374	$11,127	$10,962
02/24	$10,591	$11,721	$11,367
03/24	$11,165	$12,098	$11,935
04/24	$10,839	$11,605	$11,426
05/24	$11,095	$12,180	$11,788
06/24	$10,879	$12,618	$11,677
07/24	$11,486	$12,772	$12,274
08/24	$11,548	$13,082	$12,603
09/24	$11,638	$13,360	$12,778

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Parametric Equity Premium Income ETF - NAV (Inception October 16, 2023)	16.38%
S&P 500® Index	33.60%
Russell 1000® Value Index	27.78%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$76,170,077
# of Portfolio Holdings	183
Portfolio Turnover Rate	38%
Total Management Fees Paid	$100,480

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Utilities 11.6%
Consumer Staples 11.2%
Materials 11.0%
Industrials 11.0%
Financials 10.8%
Consumer Discretionary 10.5%
Health Care 10.5%
Energy 9.5%
Information Technology 7.9%
Communication Services 2.8%
Other (0.3)%
Short Term Investment 3.5%

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	3.5%
Other	(0.3)%
Communication Services	2.8%
Information Technology	7.9%
Energy	9.5%
Health Care	10.5%
Consumer Discretionary	10.5%
Financials	10.8%
Industrials	11.0%
Materials	11.0%
Consumer Staples	11.2%
Utilities	11.6%

Top Ten Holdings (% of total investments)Footnote Referencea

3M Co.	0.7%
Ingredion, Inc.	0.7%
Walmart, Inc.	0.7%
DT Midstream, Inc.	0.7%
Kellanova	0.7%
Packaging Corp. of America	0.7%
International Business Machines Corp.	0.7%
AT&T, Inc.	0.7%
VF Corp.	0.7%
Aflac, Inc.	0.7%
Total	7.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

PAPI-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Hedged Equity ETF

PHEQ | NYSE Arca

Annual Shareholder Report September 30, 2024

This Annual shareholder report contains important information about Morgan Stanley ETF Trust -  Parametric Hedged Equity ETF for the period of October 16, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PHEQ	$30	0.29%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index).

↓ A defensive put-spread collar structure was the primary driver of the Fund’s underperformance relative to the Index during the period

↓ Written call options were the largest detractor from Fund performance as the Index advanced above call strikes sold during the period

↓ Long put spreads detracted from performance relative to the Index due to time decay and financial tranches that expired “out of the money” during the period

↓ The Fund’s equity portfolio, which tracks the Index while seeking to optimize tax efficiencies, slightly underperformed in line with the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Parametric Hedged Equity ETF - NAV	S&P 500® Index
10/23	$10,000	$10,000
11/23	$10,360	$10,468
12/23	$10,600	$10,943
01/24	$10,714	$11,127
02/24	$10,963	$11,721
03/24	$11,019	$12,098
04/24	$10,930	$11,605
05/24	$11,182	$12,180
06/24	$11,350	$12,618
07/24	$11,423	$12,772
08/24	$11,652	$13,082
09/24	$11,776	$13,360

Average Annual Total Returns (%)

Since InceptionFootnote Reference1
Parametric Hedged Equity ETF - NAV (Inception October 16, 2023)	17.76%
S&P 500® Index	33.60%
Footnote	Description
Footnote[1]	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$41,605,726
# of Portfolio Holdings	219
Portfolio Turnover Rate	25%
Total Management Fees Paid	$83,548

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 30.3%
Financials 12.1%
Health Care 11.3%
Consumer Discretionary 10.0%
Communication Services 9.6%
Industrials 8.4%
Consumer Staples 5.7%
Energy 3.4%
Utilities 2.5%
Materials 2.3%
Real Estate 2.1%
Other 1.1%
Short Term Investment 1.2%

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	1.2%
Other	1.1%
Real Estate	2.1%
Materials	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.7%
Industrials	8.4%
Communication Services	9.6%
Consumer Discretionary	10.0%
Health Care	11.3%
Financials	12.1%
Information Technology	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.9%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.8%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
Total	34.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Annual Shareholder Report September 30, 2024

PHEQ-TSR-AR

Not FDIC Insured | May Lose Value | No Bank Guarantee

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2023 and September 30, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024
                                                                        Registrant                                Covered Entities(1)
Audit Fees                                                       $  842,635                                           $          N/A
Non-Audit Fees
            Audit Related Fees                             $                      -(2)                  $                      -(2)
            Tax Fees                                              $                      -(3)                  $                      -(4)
            All Other Fees                                     $                                              $  372,395 (5)
Total Non-Audit Fees                                     $                                              $  372,395

Total                                                                $  842,635                                           $  372,395

2023

Registrant                                Covered Entities(1)
Audit Fees                                                       $  213,000                               $          N/A
Non-Audit Fees
            Audit Related Fees                             $                      -(2)                  $                      -(2)
            Tax Fees                                              $                      -(3)                  $                      ,-(4)
                All Other Fees                                                      $                                                              $  1,586,712 (5)
Total Non-Audit Fees                                                         $                                                              $  1,586,712

Total                                                                                      $  213,000                                                           $  1,586,712

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control    with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley ETF Trust
Calvert International
Responsible Index ETF
NYSE Arca: CVIE
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
10
Statement of Operations
....................................................................................
11
Statements of Changes in Net Assets
.......................................................................
12
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Report of Independent Registered Public Accounting Firm
....................................................
22
Investment Advisory Agreement Approval
....................................................................
23
Federal Tax Notice
..........................................................................................
25

Annual Report — September 30, 2024
Portfolio of Investments
Calvert International Responsible Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.4%)
Australia (5.1%)
ANZ Group Holdings Ltd. 21,023 $ 444,542
APA Group 5,315 28,613
ASX Ltd. 984 43,642
BlueScope Steel Ltd. 8,007 123,318
Brambles Ltd. 11,276 148,867
CAR Group Ltd. 1,027 26,690
Cochlear Ltd. 503 98,437
Coles Group Ltd. 12,670 158,744
Commonwealth Bank of Australia 10,024 941,522
Computershare Ltd. 2,331 40,865
Endeavour Group Ltd. 9,228 32,138
Fortescue Ltd. 17,779 255,071
Goodman Group 10,772 276,429
Insurance Australia Group Ltd. 17,324 88,456
Macquarie Group Ltd. 2,526 407,208
Medibank Pvt. Ltd. 19,463 49,284
National Australia Bank Ltd. 19,627 508,566
Pilbara Minerals Ltd.(a) 31,997 72,587
Pro Medicus Ltd. 329 40,684
Qantas Airways Ltd.(a) 13,925 71,681
QBE Insurance Group Ltd. 10,371 119,003
Ramsay Health Care Ltd. 1,956 56,477
REA Group Ltd. 309 43,088
Reece Ltd. 1,571 31,062
Scentre Group 20,518 51,955
Seven Group Holdings Ltd. 1,169 34,775
Sonic Healthcare Ltd. 3,601 68,026
South32 Ltd. 71,685 187,488
Stockland 17,527 63,715
Suncorp Group Ltd. 8,869 111,305
Telstra Group Ltd. 24,115 64,912
Transurban Group 24,922 227,013
Vicinity Ltd. 23,219 35,599
Wesfarmers Ltd. 8,127 397,092
Westpac Banking Corp. 21,510 473,344
WiseTech Global Ltd. 1,117 106,311
Woolworths Group Ltd. 9,530 220,161
6,148,670
Austria (0.3%)
ANDRITZ AG 449 31,895
Erste Group Bank AG 1,535 84,372
Mondi plc 2,273 43,325
OMV AG 2,205 94,400
Verbund AG 681 56,622
voestalpine AG 1,725 45,011
355,625
Belgium (0.8%)
Ackermans & van Haaren NV 112 23,837
Ageas SA/NV 180 9,627
Anheuser-Busch InBev SA/NV 5,541 367,208
Azelis Group NV 1,893 41,599
D'ieteren Group 114 24,161
Elia Group SA/NV 287 32,895
Groupe Bruxelles Lambert NV 1,071 83,611
KBC Group NV 867 69,107
Liberty Global Ltd., Class A(a) 2,568 54,211
Shares Value
Sofina SA 49 $ 13,868
Syensqo SA 402 35,717
UCB SA 658 118,966
Umicore SA 3,676 47,836
922,643
Brazil (0.0%)(b)
Yara International ASA 1,100 34,892
Canada (9.3%)
Agnico Eagle Mines Ltd. 5,486 442,429
Alimentation Couche-Tard, Inc. 6,536 361,743
AltaGas Ltd. 3,268 80,989
Bank of Montreal 4,413 398,655
Bank of Nova Scotia (The) 7,954 433,865
BCE, Inc. 925 32,195
Brookfield Asset Management Ltd., Class A 2,423 114,680
Brookfield Corp., Class A 8,073 429,241
CAE, Inc.(a) 3,126 58,751
Cameco Corp. 6,068 290,206
Canadian Imperial Bank of Commerce 6,236 382,944
Canadian National Railway Co. 4,590 538,079
Canadian Pacific Kansas City Ltd. 6,437 551,144
Canadian Tire Corp. Ltd., Class A 386 46,313
CCL Industries, Inc., Class B 1,150 70,186
Celestica, Inc.(a) 605 30,963
CGI, Inc.(a) 1,821 209,766
Constellation Software, Inc. 150 488,545
Descartes Systems Group, Inc. (The)(a) 350 36,056
Dollarama, Inc. 1,947 199,665
Element Fleet Management Corp. 621 13,220
Emera, Inc. 647 25,522
Empire Co. Ltd., Class A 1,549 47,389
FirstService Corp. 57 10,426
Fortis, Inc. 2,097 95,385
George Weston Ltd. 60 10,082
Gildan Activewear, Inc. 848 39,960
Great-West Lifeco , Inc. 1,902 64,932
Hydro One Ltd.(c) 3,571 123,919
IGM Financial, Inc. 387 11,625
Intact Financial Corp. 1,162 223,377
Loblaw Cos. Ltd. 1,446 192,750
Magna International, Inc. 934 38,357
Manulife Financial Corp. 13,657 404,064
Metro, Inc., Class A 2,432 153,900
National Bank of Canada 1,628 153,937
Nutrien Ltd. 3,821 183,816
Open Text Corp. 1,319 43,955
Power Corp. of Canada 5,372 169,636
RB Global, Inc. 1,318 106,195
Rogers Communications, Inc., Class B 2,380 95,803
Royal Bank of Canada 8,528 1,065,566
Saputo, Inc. 1,668 36,041
Shopify, Inc., Class A(a) 8,153 653,811
Stantec, Inc. 140 11,271
Sun Life Financial, Inc. 3,929 228,158
Teck Resources Ltd., Class B 6,607 345,474
TELUS Corp. 3,586 60,229
TFI International, Inc. 701 96,125
Thomson Reuters Corp. 1,232 210,378

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Canada (cont’d)
TMX Group Ltd. 1,850 $ 58,049
Toromont Industries Ltd. 627 61,273
Toronto-Dominion Bank (The) 10,661 674,880
West Fraser Timber Co. Ltd. 638 62,230
WSP Global, Inc. 939 167,011
11,135,161
Chile (0.2%)
Antofagasta plc 5,257 141,946
Lundin Mining Corp. 14,556 152,677
294,623
China (0.9%)
BOC Hong Kong Holdings Ltd. 26,000 83,347
ESR Group Ltd.(c) 42,200 67,368
Lenovo Group Ltd. 62,000 84,609
NXP Semiconductors NV 1,423 341,534
Prosus NV 8,945 391,935
Wharf Holdings Ltd. (The) 23,000 65,736
1,034,529
Denmark (2.7%)
AP Moller - Maersk A/S, Class B 26 43,830
Carlsberg A/S, Class B 628 74,990
Coloplast A/S, Class B 709 92,877
Danske Bank A/S 3,895 117,500
Demant A/S(a) 693 27,141
DSV A/S 787 162,891
Genmab A/S(a) 269 65,241
GN Store Nord A/S(a) 963 21,590
Jyske Bank A/S 161 12,570
Novo Nordisk A/S, Class B 17,592 2,072,219
Novonesis (Novozymes) B, Class B 2,536 183,076
Orsted A/S(a)(c) 614 40,924
Pandora A/S 731 120,657
ROCKWOOL A/S, Class B 157 73,899
Tryg A/S 334 7,941
Vestas Wind Systems A/S(a) 6,209 137,435
3,254,781
Finland (0.9%)
Elisa OYJ 866 46,025
Fortum OYJ 2,551 42,122
Kesko OYJ, Class B 2,238 47,869
Kone OYJ, Class B 1,721 103,143
Metso OYJ 3,067 32,860
Neste OYJ 4,925 95,805
Nokia OYJ 37,187 162,856
Nordea Bank Abp 15,486 182,717
Orion OYJ, Class B 712 39,111
Sampo OYJ, Class A 1,080 50,503
Stora Enso OYJ, Class R 4,504 57,807
UPM- Kymmene OYJ 3,273 109,841
Valmet OYJ 1,843 59,156
Wartsila OYJ Abp 725 16,263
1,046,078
France (7.2%)
Accor SA 1,182 51,448
Air Liquide SA 3,676 710,817
Alstom SA(a) 1,367 28,430
Shares Value
Amundi SA(c) 124 $ 9,279
Arkema SA 661 63,074
AXA SA 11,056 426,067
BioMerieux 247 29,662
BNP Paribas SA 5,827 400,273
Bouygues SA 2,595 87,058
Bureau Veritas SA 2,011 66,838
Capgemini SE 922 199,574
Carrefour SA 2,797 47,792
Cie de Saint-Gobain SA 4,875 444,618
Cie Generale des Etablissements Michelin SCA 4,109 167,200
Covivio SA 575 35,006
Credit Agricole SA 6,315 96,732
Danone SA 4,610 336,174
Dassault Systemes SE 3,901 155,123
Edenred SE 1,138 43,208
Eiffage SA 505 48,831
Elis SA 1,312 27,440
Engie SA 11,397 197,345
EssilorLuxottica SA 1,782 422,819
Eurazeo SE 231 19,013
Gecina SA 286 33,004
Getlink SE 2,671 47,755
Hermes International SCA 203 499,787
Ipsen SA 207 25,528
Kering SA 160 45,865
Legrand SA 1,607 185,268
L'Oreal SA 1,335 599,025
LVMH Moet Hennessy Louis Vuitton SE 1,344 1,032,730
Neoen SA(c) 342 14,886
Nexans SA 242 35,543
Orange SA 10,887 124,967
Pernod Ricard SA 935 141,500
Publicis Groupe SA 1,542 168,997
Renault SA 1,201 52,261
Rexel SA 1,592 46,142
Safran SA 2,128 501,353
Sartorius Stedim Biotech 118 24,726
SCOR SE 1,413 31,634
SEB SA 269 30,772
Societe Generale SA 2,916 72,736
Sodexo SA 606 49,811
Sopra Steria Group 133 27,965
Teleperformance SE 170 17,645
Thales SA 618 98,319
Unibail - Rodamco -Westfield 461 40,440
Veolia Environnement SA 4,390 144,632
Verallia SA(c) 950 27,863
Vinci SA 3,144 368,255
Vivendi SE 3,209 37,175
8,640,405
Germany (6.9%)
adidas AG 960 254,888
Allianz SE 2,222 731,560
Bayerische Motoren Werke AG 1,892 167,194
Bechtle AG 827 37,030
Beiersdorf AG 500 75,417
BioNTech SE ADR(a) 476 56,535
Brenntag SE 1,006 75,202

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
Commerzbank AG 7,336 $ 135,296
Continental AG 724 46,978
Covestro AG(a)(c) 1,870 116,748
CTS Eventim AG & Co. KGaA 631 65,740
Daimler Truck Holding AG 2,897 108,732
Deutsche Boerse AG 1,046 245,969
Deutsche Post AG 5,965 266,489
Deutsche Telekom AG 18,456 543,576
E.ON SE 9,721 144,890
Evonik Industries AG 3,272 76,686
GEA Group AG 1,132 55,538
Hannover Rueck SE 342 97,751
HeidelbergCement AG 2,061 224,497
Henkel AG & Co. KGaA 1,152 98,162
Infineon Technologies AG 8,615 302,481
KION Group AG 907 35,743
Knorr- Bremse AG 445 39,657
LEG Immobilien SE 371 38,830
Mercedes-Benz Group AG 5,643 365,528
Merck KGaA 560 98,748
MTU Aero Engines AG 347 108,435
Muenchener Rueckversicherungs -Gesellschaft
AG 802 442,434
Nemetschek SE 625 64,870
Puma SE 124 5,190
SAP SE 6,374 1,454,041
Scout24 SE(c) 443 38,193
Siemens AG 4,703 951,814
Siemens Energy AG(a) 3,067 113,196
Siemens Healthineers AG(c) 1,786 107,357
Symrise AG, Class A 665 92,104
Talanx AG 320 26,999
Volkswagen AG 1,250 139,925
Vonovia SE 3,995 145,931
Zalando SE(a)(c) 1,833 60,594
8,256,948
Hong Kong (1.4%)
AIA Group Ltd. 60,800 545,184
CK Infrastructure Holdings Ltd. 500 3,425
CLP Holdings Ltd. 9,500 84,207
Hang Seng Bank Ltd. 8,300 104,451
Hong Kong Exchanges & Clearing Ltd. 8,000 335,964
Hongkong Land Holdings Ltd. 1,900 6,973
Link REIT 20,300 102,578
Prudential plc 10,002 93,189
Sino Land Co. Ltd. 46,000 50,516
Sun Hung Kai Properties Ltd. 6,000 66,083
Swire Pacific Ltd., Class A 2,500 21,371
Techtronic Industries Co. Ltd. 6,500 98,828
WH Group Ltd.(c) 48,000 38,066
Wharf Real Estate Investment Co. Ltd. 20,000 70,808
1,621,643
Ireland (0.8%)
AerCap Holdings NV 960 90,931
AIB Group plc 8,208 47,131
Bank of Ireland Group plc 4,997 55,936
Kerry Group plc, Class A 1,429 148,559
Shares Value
Kingspan Group plc 2,872 $ 270,367
TE Connectivity plc 2,009 303,339
916,263
Israel (0.5%)
Bank Hapoalim BM 7,013 70,305
Bank Leumi Le-Israel BM 11,367 111,357
Check Point Software Technologies Ltd.(a) 883 170,251
Mizrahi Tefahot Bank Ltd. 780 30,511
Nice Ltd. ADR(a) 532 92,392
Nova Ltd.(a) 152 31,668
Wix.com Ltd.(a) 448 74,892
581,376
Italy (2.1%)
A2A SpA 12,477 28,880
Amplifon SpA 910 26,213
Banca Monte dei Paschi di Siena SpA 5,833 33,734
Banco BPM SpA 3,796 25,665
Coca-Cola HBC AG 1,350 48,240
Enel SpA 56,518 452,577
FinecoBank Banca Fineco SpA 3,415 58,599
Generali 7,408 214,547
Hera SpA 6,480 25,905
Infrastrutture Wireless Italiane SpA (c) 2,267 27,957
Interpump Group SpA 1,194 55,808
Intesa Sanpaolo SpA 103,558 443,523
Mediobanca Banca di Credito Finanziario SpA 653 11,169
Moncler SpA 1,317 83,810
Nexi SpA (a)(c) 3,234 21,988
Poste Italiane SpA (c) 3,121 43,853
PRADA SpA 6,500 50,209
Prysmian SpA 1,985 144,441
Recordati Industria Chimica e Farmaceutica
SpA 724 41,047
Reply SpA 161 24,293
Snam SpA 16,489 84,118
Telecom Italia SpA (a) 119,411 33,251
Terna - Rete Elettrica Nazionale 11,293 101,938
UniCredit SpA 10,948 480,982
2,562,747
Japan (16.7%)
Advantest Corp. 5,500 259,197
Aeon Co. Ltd. 5,600 152,645
AGC, Inc. 3,800 123,452
Aisin Corp. 5,400 59,534
Ajinomoto Co., Inc. 4,000 155,089
ANA Holdings, Inc. 2,000 42,911
Asahi Group Holdings Ltd. 12,000 157,592
Asics Corp. 2,600 54,548
Astellas Pharma, Inc. 8,400 96,720
Bandai Namco Holdings, Inc. 2,700 61,837
Bridgestone Corp. 3,900 149,958
Canon, Inc. 7,400 243,304
Capcom Co. Ltd. 1,700 39,553
Central Japan Railway Co. 3,100 71,887
Chugai Pharmaceutical Co. Ltd. 4,900 237,464
Dai Nippon Printing Co. Ltd. 5,200 92,774
Daifuku Co. Ltd. 1,800 34,750
Dai-ichi Life Holdings, Inc. 3,400 87,520

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
Daiichi Sankyo Co. Ltd. 11,700 $ 385,174
Daikin Industries Ltd. 1,400 196,484
Daito Trust Construction Co. Ltd. 100 12,171
Daiwa House Industry Co. Ltd. 4,700 148,025
Daiwa Securities Group, Inc. 14,700 103,282
Denso Corp. 11,000 163,454
Dentsu Group, Inc. 1,900 58,538
Disco Corp. 500 131,047
East Japan Railway Co. 4,900 97,579
Ebara Corp. 2,200 35,798
Eisai Co. Ltd. 700 26,157
FANUC Corp. 4,900 143,533
Fast Retailing Co. Ltd. 900 298,364
Fuji Electric Co. Ltd. 1,800 108,473
FUJIFILM Holdings Corp. 7,600 195,951
Fujitsu Ltd. 9,000 184,700
Hankyu Hanshin Holdings, Inc. 1,900 58,737
Hoya Corp. 2,100 290,468
Hulic Co. Ltd. 6,800 69,146
Isuzu Motors Ltd. 7,500 101,248
ITOCHU Corp. 6,000 322,064
Japan Airlines Co. Ltd. 1,900 33,440
Japan Exchange Group, Inc. 3,400 44,104
Japan Post Bank Co. Ltd. 6,100 57,060
Kao Corp. 2,800 139,158
KDDI Corp. 9,900 317,957
Keisei Electric Railway Co. Ltd. 1,000 29,845
Keyence Corp. 1,200 573,490
Kikkoman Corp. 9,900 112,676
Kirin Holdings Co. Ltd. 2,900 44,319
Komatsu Ltd. 5,900 163,586
Kubota Corp. 8,500 120,690
Kyocera Corp. 9,200 106,767
Kyowa Kirin Co. Ltd. 3,400 60,066
LY Corp. 39,400 115,495
Makita Corp. 1,800 60,919
Marubeni Corp. 5,900 96,518
MEIJI Holdings Co. Ltd. 1,600 40,157
MinebeaMitsumi , Inc. 3,600 70,923
Mitsubishi Chemical Group Corp. 15,100 97,004
Mitsubishi Electric Corp. 16,000 257,662
Mitsubishi Estate Co. Ltd. 9,400 148,419
Mitsubishi HC Capital, Inc. 13,400 94,664
Mitsubishi Heavy Industries Ltd. 19,400 287,189
Mitsubishi UFJ Financial Group, Inc. 68,500 696,062
Mitsui Fudosan Co. Ltd. 20,200 188,951
Mizuho Financial Group, Inc. 15,600 320,201
MS&AD Insurance Group Holdings, Inc. 9,500 221,162
Murata Manufacturing Co. Ltd. 11,800 231,521
Nidec Corp. 5,000 105,076
Nintendo Co. Ltd. 5,900 314,964
Nippon Paint Holdings Co. Ltd. 7,900 60,614
Nippon Telegraph & Telephone Corp. 140,400 144,091
Nissin Foods Holdings Co. Ltd. 1,200 33,616
Nitori Holdings Co. Ltd. 100 15,237
Nitto Denko Corp. 3,500 58,443
Nomura Holdings, Inc. 26,500 137,650
Nomura Research Institute Ltd. 2,100 77,810
Shares Value
NTT Data Group Corp. 2,700 $ 48,596
Obayashi Corp. 3,200 40,559
Olympus Corp. 9,300 176,748
Omron Corp. 1,200 54,925
Ono Pharmaceutical Co. Ltd. 1,900 25,390
Oracle Corp. Japan 100 10,308
Oriental Land Co. Ltd. 4,900 126,679
ORIX Corp. 7,700 178,612
Osaka Gas Co. Ltd. 3,600 81,141
Otsuka Corp. 3,600 89,195
Otsuka Holdings Co. Ltd. 2,300 129,970
Panasonic Holdings Corp. 11,800 102,541
Rakuten Group, Inc.(a) 6,400 41,414
Recruit Holdings Co. Ltd. 10,200 620,742
Renesas Electronics Corp. 11,100 161,332
Resona Holdings, Inc. 20,100 140,183
SCREEN Holdings Co. Ltd. 200 13,944
Secom Co. Ltd. 1,600 59,217
Sekisui Chemical Co. Ltd. 4,800 74,883
Sekisui House Ltd. 5,700 158,360
Shin-Etsu Chemical Co. Ltd. 12,000 501,426
Shionogi & Co. Ltd. 3,900 55,989
Shiseido Co. Ltd. 800 21,672
SMC Corp. 300 133,494
SoftBank Corp. 207,000 270,906
SoftBank Group Corp. 6,400 377,047
Sompo Holdings, Inc. 5,700 127,557
Sony Group Corp. 39,500 766,997
Sumitomo Electric Industries Ltd. 7,400 118,755
Sumitomo Mitsui Financial Group, Inc. 24,900 530,065
Sumitomo Mitsui Trust Holdings, Inc. 3,600 85,344
Suntory Beverage & Food Ltd. 1,800 67,878
Sysmex Corp. 2,800 55,338
T&D Holdings, Inc. 2,900 50,584
Takeda Pharmaceutical Co. Ltd. 10,500 301,185
TDK Corp. 11,500 146,564
Terumo Corp. 8,200 154,782
Toho Co. Ltd. 300 12,192
Tokio Marine Holdings, Inc. 11,600 424,214
Tokyo Electron Ltd. 2,600 459,690
Tokyo Gas Co. Ltd. 3,700 86,318
Tokyu Corp. 5,900 76,431
TOPPAN Holdings, Inc. 2,900 86,043
Toray Industries, Inc. 18,900 111,413
Toyota Industries Corp. 800 61,661
Toyota Motor Corp. 72,600 1,290,447
Trend Micro, Inc. 1,300 77,124
Unicharm Corp. 2,000 72,469
West Japan Railway Co. 3,600 68,557
Yamaha Motor Co. Ltd. 6,800 60,850
Yaskawa Electric Corp. 1,900 66,388
ZOZO, Inc. 1,400 51,032
20,033,785
Jordan (0.0%)(b)
Hikma Pharmaceuticals plc 1,354 34,707
Luxembourg (0.1%)
Eurofins Scientific SE 1,614 102,494

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Netherlands (3.3%)
Aalberts NV 1,409 $ 57,302
ABN AMRO Bank NV CVA(c) 2,436 44,057
Adyen NV(a)(c) 142 222,283
Aegon Ltd. 6,438 41,444
Akzo Nobel NV 831 58,707
Argenx SE(a) 285 154,457
ASM International NV 282 185,500
ASML Holding NV 2,232 1,857,307
ASR Nederland NV 216 10,607
BE Semiconductor Industries NV 477 60,449
Euronext NV(c) 496 53,944
IMCD NV 363 63,159
ING Groep NV 16,183 293,925
JDE Peet's NV 1,060 22,193
Koninklijke Ahold Delhaize NV 7,085 245,361
Koninklijke KPN NV 24,069 98,557
Koninklijke Vopak NV 1,058 49,215
NN Group NV 517 25,838
Universal Music Group NV 5,413 141,968
Wolters Kluwer NV 1,779 300,399
3,986,672
New Zealand (0.1%)
Auckland International Airport Ltd. 10,612 50,437
Fisher & Paykel Healthcare Corp. Ltd. 1,540 34,049
Meridian Energy Ltd. 6,712 25,367
Xero Ltd.(a) 631 65,418
175,271
Norway (0.6%)
DNB Bank ASA 5,380 110,535
Gjensidige Forsikring ASA 1,620 30,362
Kongsberg Gruppen ASA 833 81,618
Mowi ASA 4,894 88,167
Norsk Hydro ASA 20,070 130,451
Orkla ASA 9,089 85,819
Salmar ASA 745 39,150
Schibsted ASA, Class A 1,412 45,661
Telenor ASA 6,039 77,404
689,167
Portugal (0.1%)
EDP SA 16,509 75,579
Jeronimo Martins SGPS SA 2,373 46,717
122,296
Singapore (1.2%)
DBS Group Holdings Ltd. 12,550 372,486
Grab Holdings Ltd., Class A(a) 9,608 36,510
Oversea-Chinese Banking Corp. Ltd. 21,800 256,771
Sea Ltd. ADR(a) 1,645 155,091
Singapore Airlines Ltd. 14,800 78,502
Singapore Exchange Ltd. 6,000 53,448
Singapore Technologies Engineering Ltd. 14,400 52,343
Singapore Telecommunications Ltd. 59,100 149,363
STMicroelectronics NV 4,102 121,969
United Overseas Bank Ltd. 8,000 200,749
1,477,232
South Africa (0.4%)
Anglo American plc 13,395 436,428
Shares Value
South Korea (3.4%)
Delivery Hero SE(a)(c) 1,138 $ 46,002
Doosan Enerbility Co. Ltd.(a) 5,382 73,711
Hana Financial Group, Inc. 2,522 113,400
HD Hyundai Electric Co. Ltd. 138 34,772
HMM Co. Ltd. 2,635 37,338
Hyundai Mobis Co. Ltd. 681 113,266
Hyundai Motor Co. 1,166 217,561
Kakao Corp. 1,329 36,739
KB Financial Group, Inc. 2,250 139,195
Kia Corp. 1,783 136,210
Krafton , Inc.(a) 218 57,096
LG Chem Ltd. 123 33,532
LG Electronics, Inc. 763 60,856
LG Energy Solution Ltd.(a) 462 146,439
Meritz Financial Group, Inc. 546 40,542
NAVER Corp. 1,011 130,965
POSCO Holdings, Inc. 941 277,040
Samsung Biologics Co. Ltd.(a)(c) 89 66,493
Samsung C&T Corp. 465 49,000
Samsung Electro-Mechanics Co. Ltd. 395 40,022
Samsung Electronics Co. Ltd. 32,048 1,507,190
Samsung Heavy Industries Co. Ltd.(a) 4,438 34,039
Samsung Life Insurance Co. Ltd. 460 32,784
Samsung SDS Co. Ltd. 259 30,639
Shinhan Financial Group Co. Ltd. 3,121 132,458
SK Hynix, Inc. 3,356 448,083
SK Square Co. Ltd.(a) 457 28,237
4,063,609
Spain (2.2%)
Aena SME SA(c) 480 105,855
Amadeus IT Group SA 2,502 181,280
Banco Bilbao Vizcaya Argentaria SA 28,931 313,456
Banco de Sabadell SA 13,104 27,919
Banco Santander SA 86,995 446,666
Bankinter SA 6,789 60,069
CaixaBank SA 22,739 136,127
Cellnex Telecom SA(c) 3,111 126,486
EDP Renovaveis SA 3,425 60,051
Grifols SA(a) 2,677 30,549
Iberdrola SA 36,541 566,456
Industria de Diseno Textil SA 5,946 352,639
Naturgy Energy Group SA 1,162 30,113
Redeia Corp. SA 2,541 49,543
Telefonica SA 30,817 151,193
2,638,402
Sweden (2.8%)
AddTech AB, Class B 1,253 37,603
Alfa Laval AB 1,785 85,864
Assa Abloy AB, Class B 6,073 204,658
Atlas Copco AB, Class A 22,064 427,606
Beijer Ref AB, Class B 3,242 53,396
Boliden AB 4,067 138,220
Castellum AB(a) 4,717 69,266
Epiroc AB, Class A 5,883 127,392
EQT AB 2,310 79,191
Essity AB, Class B 3,265 102,073
Getinge AB, Class B 1,340 28,924

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Sweden (cont’d)
H & M Hennes & Mauritz AB, Class B 3,708 $ 63,211
Hexagon AB, Class B 13,576 146,252
Holmen AB, Class B 667 28,913
Husqvarna AB, Class B 2,620 18,351
Industrivarden AB, Class A 1,575 58,298
Indutrade AB 1,680 52,306
Investment AB Latour, Class B 406 12,685
Investor AB, Class B 11,188 344,969
L E Lundbergforetagen AB, Class B 487 27,913
Lifco AB, Class B 1,373 45,267
Nibe Industrier AB, Class B 9,033 49,600
Saab AB, Class B 1,388 29,563
Sagax AB, Class B 1,221 34,835
Sandvik AB 6,558 146,796
Skandinaviska Enskilda Banken AB, Class A 8,726 133,646
Skanska AB, Class B 1,573 32,867
SKF AB, Class B 2,439 48,604
SSAB AB, Class A 15,108 79,262
Svenska Cellulosa AB SCA, Class B 4,518 65,943
Svenska Handelsbanken AB, Class A 6,287 64,659
Sweco AB, Class B 727 12,343
Swedbank AB, Class A 5,147 109,322
Swedish Orphan Biovitrum AB(a) 1,154 37,227
Tele2 AB, Class B 1,354 15,348
Telia Co. AB 10,968 35,533
Trelleborg AB, Class B 1,435 55,239
Volvo AB, Class B 10,576 279,826
3,382,971
Switzerland (5.1%)
ABB Ltd. 9,436 548,005
Adecco Group AG 1,348 45,991
Avolta AG 323 13,708
Bachem Holding AG 195 16,459
Baloise Holding AG 520 106,336
Barry Callebaut AG 5 9,282
Belimo Holding AG 125 89,429
BKW AG 145 26,368
Chocoladefabriken Lindt & Spruengli AG 1 127,793
Cie Financiere Richemont SA 2,577 408,752
DSM- Firmenich AG 877 121,026
Emmi AG 2 2,051
Flughafen Zurich AG 199 47,984
Geberit AG 371 242,510
Georg Fischer AG 998 75,541
Givaudan SA 44 242,025
Helvetia Holding AG 203 35,135
Julius Baer Group Ltd. 1,099 66,314
Kuehne + Nagel International AG 283 77,430
Logitech International SA 667 59,746
Lonza Group AG 401 254,134
Novartis AG 10,673 1,229,188
On Holding AG, Class A(a) 1,469 73,670
Partners Group Holding AG 101 152,060
PSP Swiss Property AG 319 46,854
Schindler Holding AG 362 103,208
SFS Group AG 78 12,206
SGS SA 1,042 116,534
Sika AG 842 279,585
Shares Value
Sonova Holding AG 281 $ 101,201
Straumann Holding AG 430 70,473
Swatch Group AG (The), Class BR 193 41,469
Swiss Life Holding AG 140 117,171
Swiss Prime Site AG 538 60,494
Swisscom AG 139 91,041
Temenos AG 561 39,371
UBS Group AG 13,981 431,918
VAT Group AG(c) 182 92,947
Zurich Insurance Group AG 720 435,132
6,110,541
Taiwan (5.8%)
Accton Technology Corp. 3,000 50,432
Advantech Co. Ltd. 1,099 11,165
ASE Technology Holding Co. Ltd. 21,000 100,201
Cathay Financial Holding Co. Ltd. 74,000 155,499
Chailease Holding Co. Ltd. 1,033 5,337
Chang Hwa Commercial Bank Ltd. 75,712 42,825
Chunghwa Telecom Co. Ltd. 22,000 87,245
CTBC Financial Holding Co. Ltd. 107,000 116,310
Delta Electronics, Inc. 9,000 108,211
E Ink Holdings, Inc. 5,000 46,293
E.Sun Financial Holding Co. Ltd. 34,000 30,136
Eva Airways Corp. 67,000 79,393
Evergreen Marine Corp. Taiwan Ltd. 15,000 95,271
Far EasTone Telecommunications Co. Ltd. 23,000 65,919
Fubon Financial Holding Co. Ltd. 68,470 195,588
Gigabyte Technology Co. Ltd. 3,000 24,505
Global Unichip Corp. 1,000 34,759
Hotai Motor Co. Ltd. 1,020 22,852
Inventec Corp. 21,000 28,600
Lite-On Technology Corp. 13,000 40,873
MediaTek, Inc. 8,000 297,031
Mega Financial Holding Co. Ltd. 84,819 105,332
Novatek Microelectronics Corp. 2,000 32,737
Quanta Computer, Inc. 21,000 175,185
Realtek Semiconductor Corp. 1,000 14,883
Taishin Financial Holding Co. Ltd. 105,045 61,076
Taiwan Mobile Co. Ltd. 19,000 69,044
Taiwan Semiconductor Manufacturing Co. Ltd. 133,000 4,021,961
TCC Group Holdings Co. Ltd. 138,000 147,391
Unimicron Technology Corp. 16,000 72,804
Uni-President Enterprises Corp. 52,000 143,283
United Microelectronics Corp. 101,000 171,703
Wan Hai Lines Ltd. 30,000 92,901
Yang Ming Marine Transport Corp. 29,000 63,230
Yuanta Financial Holding Co. Ltd. 98,291 98,457
6,908,432
United Kingdom (10.0%)
3i Group plc 5,672 251,449
Admiral Group plc 1,168 43,617
Ashtead Group plc 3,349 259,918
Associated British Foods plc 3,025 94,663
AstraZeneca plc 8,874 1,379,336
Auto Trader Group plc(c) 6,614 76,989
Aviva plc 17,499 113,512
B&M European Value Retail SA 6,493 36,161
BAE Systems plc 23,869 396,206

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
United Kingdom (cont’d)
Barratt Developments plc 7,596 $ 48,774
Beazley plc 1,709 17,445
Berkeley Group Holdings plc 793 50,206
British Land Co. plc (The) 5,324 31,093
BT Group plc 49,528 98,256
Bunzl plc 2,317 109,833
Centrica plc 20,180 31,575
Coca-Cola Europacific Partners plc 1,925 151,594
Compass Group plc 14,186 455,540
ConvaTec Group plc(c) 12,389 37,723
Croda International plc 1,414 79,983
DCC plc 1,501 102,581
Diageo plc 15,614 545,168
Diploma plc 725 43,120
DS Smith plc 9,511 58,915
Halma plc 4,266 149,235
Hargreaves Lansdown plc 2,226 33,277
Howden Joinery Group plc 3,753 45,659
HSBC Holdings plc 111,182 998,005
IMI plc 583 14,170
Informa plc 12,117 133,308
InterContinental Hotels Group plc 1,582 172,647
Intermediate Capital Group plc 1,889 56,453
Intertek Group plc 1,349 93,369
Investec plc 3,828 29,216
J Sainsbury plc 14,020 55,552
JD Sports Fashion plc 10,744 22,201
Kingfisher plc 15,535 67,098
Land Securities Group plc 3,987 34,815
Legal & General Group plc 39,813 120,851
Lloyds Banking Group plc 418,194 329,835
London Stock Exchange Group plc 2,534 347,376
LondonMetric Property plc 11,864 32,591
M&G plc 17,510 48,712
Marks & Spencer Group plc 7,964 39,803
Melrose Industries plc 10,285 62,867
National Grid plc 30,454 420,750
Next plc 896 117,565
Pearson plc 3,613 49,117
Persimmon plc 1,719 37,896
Phoenix Group Holdings plc 10,302 77,315
Reckitt Benckiser Group plc 3,498 214,755
RELX plc 14,636 688,887
Rentokil Initial plc 15,011 73,372
Rightmove plc 5,391 44,646
Sage Group plc (The) 7,333 100,771
Schroders plc 10,936 51,224
Segro plc 8,714 102,158
Severn Trent plc 1,881 66,660
Smith & Nephew plc 6,477 100,606
Smiths Group plc 2,750 61,860
Spirax Group plc 810 81,650
SSE plc 7,070 178,571
Standard Chartered plc 13,467 143,247
Subsea 7 SA 2,194 35,516
Taylor Wimpey plc 21,078 46,453
Tesco plc 58,806 282,941
Tritax Big Box REIT plc 14,872 31,738
Shares Value
Unilever plc 14,906 $ 967,518
UNITE Group plc (The) 2,589 32,644
United Utilities Group plc 5,401 75,743
Vistry Group plc(a) 1,969 34,493
Vodafone Group plc 139,727 140,642
Weir Group plc (The) 1,990 57,817
Whitbread plc 1,602 67,345
Wise plc, Class A(a) 6,331 57,024
WPP plc 9,098 93,138
11,934,759
United States (8.5%)
Alcon, Inc. 2,811 280,983
BP plc 110,682 581,531
Chubb Ltd. 1,851 533,810
CSL Ltd. 3,395 674,270
CyberArk Software Ltd.(a) 390 113,728
Experian plc 5,743 302,820
Ferrovial SE 3,083 132,745
Flex Ltd.(a) 3,116 104,168
Garmin Ltd. 802 141,176
GFL Environmental, Inc. 1,568 62,618
GSK plc 27,090 551,053
Haleon plc 38,614 203,502
Holcim AG 4,101 401,373
ICON plc(a) 722 207,438
James Hardie Industries plc CDI(a) 7,625 303,796
Monday.com Ltd.(a) 338 93,886
Nestle SA 15,152 1,526,067
QIAGEN NV(a) 1,393 63,479
Roche Holding AG 3,765 1,207,764
Sanofi SA 7,120 817,672
Schneider Electric SE 3,369 888,105
Spotify Technology SA(a) 760 280,083
Stellantis NV 10,061 139,324
Swiss Re AG 1,447 200,184
Waste Connections, Inc. 2,050 366,844
10,178,419
Total Common Stocks
(Cost $101,760,492) 119,081,569
No. of
Warrants
Warrants (0.0%) (b)
Canada (
0.0%
)(b)
Constellation Software, Inc.
Expires 03/31/2040 (a)
(
Cost $0
) 97 498
Shares
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $115,222)
115,222 115,222
Total Investments ( 99.5% )
(Cost $101,875,714 ) (d) 119,197,289
Other Assets in Excess of Liabilities (0.5%) 587,264
NET ASSETS (100.0%) $119,784,553

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) At September 30, 2024, the aggregate cost for federal income tax purposes is $102,510,171. The aggregate gross unrealized appreciation is $19,126,733 and the aggregate gross unrealized depreciation is $2,431,068, resulting in net unrealized appreciation of $16,695,665.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 66.3%
Banks 12.4
Semiconductors & Semiconductor Equipment 7.6
Pharmaceuticals 7.5
Insurance 6.2
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Calvert International Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $101,760,492) $ 119,082,067
Investment in Security of Affiliated Issuer, at Value (Cost $115,222) 115,222
Total Investments in Securities, at Value (Cost $101,875,714) 119,197,289
Foreign Currency, at Value (Cost $212,960) 215,322
Cash 17,532
Dividends Receivable 372,141
Total Assets
119,802,284
Liabilities:
Payable for Management Fee 17,609
Payable for Dividends to Shareholders 122
Total Liabilities
17,731
Net Assets
$ 119,784,553
Net Assets Consist of:
Paid-in-Capital $ 103,934,678
Total Distributable Earnings 15,849,875
Net Assets
$ 119,784,553
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 2,000,000
Net Asset Value Per Share
$ 59 .89

Annual Report — September 30, 2024
Calvert International Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $313,392 of Foreign Taxes Withheld) $ 2,371,459
Dividends from Security of Affiliated Issuer (Note G) 11,304
Total Investment Income 2,382,763
Expenses:
Management Fee (Note B) 158,531
Total Expenses 158,531
Rebate from Morgan Stanley Affiliate (Note G) (335)
Net Expenses 158,196
Net Investment Income
2,224,567
Realized Gain (Loss):
Investments Sold (1,189,435)
Foreign Currency Transactions 11,065
Net Realized Loss (1,178,370)
Change in Unrealized Appreciation (Depreciation):
Investments 19,502,747
Foreign Currency Translation 9,621
Net Change in Unrealized Appreciation (Depreciation) 19,512,368
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
18,333,998
Net Increase in Net Assets Resulting from Operations $ 20,558,565

Annual Report — September 30, 2024
Calvert International Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 2,224,567  $ 797,188
Net Realized Loss (1,178,370) (437,654)
Net Change in Unrealized Appreciation (Depreciation) 19,512,368  (2,182,246)
Net Increase (Decrease) in Net Assets Resulting from Operations 20,558,565  (1,822,712)
Dividends and Distributions to Shareholders:
Dividends and Distributions (2,208,567) (677,411)
Total Dividends and Distributions to Shareholders (2,208,567) (677,411)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 43,344,328  40,590,350
Net Increase in Net Assets Resulting from Capital Share Transactions 43,344,328  60,590,350
Total Increase in Net Assets 61,694,326  58,090,227
Net Assets:
Beginning of Period 58,090,227  –
End of Period $ 119,784,553  $ 58,090,227
Capital Share Transactions:
Beginning of Period 1,200,000  –
Shares Subscribed –  400,000
(1)
Shares Subscribed In-Kind 800,000  800,000
Shares Outstanding, End of Period Net Increase in 2,000,000  1,200,000
^ Commencement of Operations
(1) Includes $11,134,300 of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Calvert International Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$48.41 $50.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1.39 1.02
Net Realized and Unrealized Gain (Loss) 11.37 (1.82)
Total from Investment Operations 12.76 (0.80)
Distributions from and/or in Excess of:
— —
Net Investment Income (1.28) (0.79)
Net Asset Value, End of Period
$59.89 $48.41
Total Return
(3)
26.55% (1.66)%
(4)
Ratios to Average Net Assets and Supplemental Data:
$119,785 $—
Net Assets, End of Period (Thousands) $119,785 $58
Ratio of Expenses
(5)
0.18% 0.18%
(6)
Ratio of Net Investment Income
(5)
2.52% 3.01%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate
(8)
10% 13%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

14
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”), is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert In-
ternational Responsible Index ETF (the “Fund”), which seeks
to track the performance of the Calvert International Responsi-
ble Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (5) foreign exchange
transactions ("spot contracts") and foreign exchange
forward contracts ("forward contracts") are valued daily
using an independent pricing vendor at the spot and for-
ward rates, respectively, as of the close of the NYSE; and
(6) investments in mutual funds, including the Morgan
Stanley Institutional Liquidity Funds, are valued at the
net asset value (“NAV”) as of the close of each business
day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 1,389 $ — $ — $ 1,389
Air Freight & Logistics 429 — — 429
Automobile Components 858 — — 858
Automobiles 2,671 — — 2,671
Banks 14,817 — — 14,817
Beverages 1,598 — — 1,598
Biotechnology 1,018 — — 1,018
Broadline Retail 1,230 — — 1,230
Building Products 1,695 — — 1,695
Capital Markets 3,547 — — 3,547
Chemicals 3,153 36 — 3,189
Commercial Services &
Supplies 1,037 — — 1,037
Communications
Equipment 213 — — 213
Construction &
Engineering 925 — — 925
Construction Materials 1,077 — — 1,077
Consumer Staples
Distribution & Retail 2,096 — — 2,096
Containers & Packaging 157 — — 157
Distributors 24 — — 24
Diversified Consumer
Services 49 — — 49
Diversified REITs 197 — — 197
Diversified
Telecommunication
Services 2,046 — — 2,046
Electric Utilities 1,915 — — 1,915
Electrical Equipment 2,778 — — 2,778
Electronic Equipment,
Instruments &
Components 1,811 — — 1,811
Energy Equipment &
Services 36 — — 36
Entertainment 1,067 — — 1,067
Financial Services 1,358 — — 1,358
Food Products 3,039 — — 3,039
Gas Utilities 391 — — 391
Ground Transportation 1,625 — — 1,625
Health Care Equipment &
Supplies 2,110 — — 2,110
Health Care Providers &
Services 151 — — 151
Health Care Technology 41 — — 41

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Common Stocks (cont’d)
Hotels, Restaurants &
Leisure $ 1,151 $ — $ — $ 1,151
Household Durables 1,575 — — 1,575
Household Products 487 — — 487
Independent Power and
Renewable Electricity
Producers 141 — — 141
Industrial Conglomerates 1,273 — — 1,273
Industrial REITs 410 — — 410
Insurance 7,383 — — 7,383
Interactive Media &
Services 513 — — 513
IT Services 1,962 — — 1,962
Leisure Products 62 — — 62
Life Sciences Tools &
Services 735 — — 735
Machinery 3,616 — — 3,616
Marine Transportation 410 — — 410
Media 537 — — 537
Metals & Mining 2,828 — — 2,828
Multi-Utilities 994 — — 994
Office REITs 33 — — 33
Oil, Gas & Consumable
Fuels 1,111 — — 1,111
Paper & Forest Products 368 — — 368
Passenger Airlines 306 — — 306
Personal Care Products 2,006 — — 2,006
Pharmaceuticals 8,933 — — 8,933
Professional Services 2,504 — — 2,504
Real Estate Management
& Development 1,301 — — 1,301
Residential REITs 33 — — 33
Retail REITs 231 — — 231
Semiconductors &
Semiconductor
Equipment 9,047 — — 9,047
Software 3,112 — — 3,112
Specialty Retail 967 — — 967
Technology Hardware,
Storage & Peripherals 2,371 — — 2,371
Textiles, Apparel &
Luxury Goods 2,712 — — 2,712
Trading Companies &
Distributors 1,412 — — 1,412
Transportation
Infrastructure 479 — — 479
Water Utilities 142 — — 142
Wireless
Telecommunication
Services 1,353 — — 1,353
Total Common Stocks
119,046 36 — 119,082
Warrants
Software — —
(1)
— —
(1)
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Short-Term Investment
Investment Company $ 115 $ — $ — $ 115
Total Assets $119,161 $36 $— $119,197
(1) Value is less than $500

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translations for
the period is reflected in the Statement of Operations.
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.18% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 100,000 shares or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into
agreements with Foreside Fund Services, LLC, which is the
Fund's Distributor. An Authorized Participant is either (1) a
“Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement Sys-
tem of the National Securities Clearing Corporation) (“Clear-
ing Process”), or (2) a participant of Depository Trust Compa-
ny (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units.
The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
 For the year ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $12,685,155 and $8,515,832,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2024. Purchase and Sales related to In-Kind transactions were
$38,935,301 and $0, respectively, for the year ended Septem-
ber 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $335 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 156 $ 6,075 $ 6,116 $ 11
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 115

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $1,087,081 and $508,909, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Tracking Error Risk:
Tracking error risk refers to the risk that
the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis. Because the Fund uses a representative sampling index-
ing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements.
Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund investments imposed by Fund diversifica-
tion and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by invest-
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$2,208,567 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$677,411 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$750,201 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
ment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of invest-
ments. Tracking error risk may cause the Fund’s performance
to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to
deviate its investments from the securities and relative weight-
ings of the index to comply with applicable laws and regula-
tions or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

22
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert International Responsible Index ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert International Responsible Index ETF (the “Fund”)
(one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September
30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through
September 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial state-
ments present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF
Trust) at September 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through
September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

23
Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited)
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust - Calvert International Responsible Index ETF
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the Management Agreement, including operations, compliance, busi-
ness management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The
Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appro-
priate benchmarks where applicable. The Board reviewed the Fund’s performance relative to the index that the Fund seeks to track
(the “Index”) and considered the Fund’s tracking error compared to such Index. The Board discussed with the Adviser the perfor-
mance goals and the actual results achieved in managing the Fund. The Board observed that the Portfolio’s investment performance was consistent with the Portfolio’s investment objective of seeking to track the performance of its Index. In reviewing performance information for the Fund against its peer group, the Board considered that the Fund has a different investment objective than funds in its designated peer group. The Board noted that the peer group performance information did not necessarily provide a meaning-
ful direct comparison to the Fund and that the Fund’s performance relative to its Index provided a more meaningful comparison.
The Board discussed with the Adviser the unitary management fee (the “management fee”) for this Fund relative to comparable funds advised by the Adviser and/or its affiliates, when applicable, and compared to peers as prepared by Broadridge. The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board also considered that the fees charged by the Fund’s other service providers is paid by the
Adviser under the unitary management fee structure. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s performance was competitive, and the management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particu-
larly the management fee schedule, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered the Adviser’s assertion that the management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited) (cont’d)
24
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these ar-
rangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 0.07% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $1,499,993 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

CVIE-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert Ultra-Short
Investment Grade ETF
NYSE Arca: CVSB
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
8
Statement of Operations
....................................................................................
9
Statements of Changes in Net Assets
.......................................................................
10
Financial Highlights
.........................................................................................
11
Notes to Financial Statements
...............................................................................
12
Report of Independent Registered Public Accounting Firm
....................................................
19
Investment Advisory Agreement Approval
....................................................................
20
Federal Tax Notice
..........................................................................................
22

Annual Report — September 30, 2024
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (91.3%)
Asset-Backed Securities ( 16.4% )
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) $ 523,061 $ 530,096
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 159,134 161,627
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 208,000 210,326
Avant Loans Funding Trust,
2021-REV1
2.30%, 7/15/30(a) 48,727 48,569
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 361,548 362,050
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
6.11%, 5/15/36(a)(b) 195,090 194,465
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 255,000 255,044
Conn's Receivables Funding LLC,
2024-A
7.05%, 1/16/29(a) 109,325 109,285
DB Master Finance LLC,
2019-1A
4.02%, 5/20/49(a) 135,850 134,270
2021-1A
2.05%, 11/20/51(a) 447,350 424,432
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 41,641 41,729
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 235,000 236,714
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 130,000 130,234
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 672,438 669,927
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 250,425 248,289
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 207,846 209,007
2024-2
5.74%, 12/20/26(a) 200,000 202,352
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 171,516 175,182
2024-2A
5.89%, 6/15/30(a) 75,000 76,337
Face
Amount Value
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) $ 126,927 $ 127,948
GM Financial Automobile Leasing Trust,
2023-2
5.44%, 10/20/25 8,084 8,089
GM Financial Consumer Automobile Receivables Trust,
2023-4
5.89%, 11/16/26 92,893 93,292
Hyundai Auto Lease Securitization Trust,
2023-B
5.47%, 9/15/25(a) 30,076 30,089
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
7.05%, 3/25/54(a)(b) 91,509 92,341
2024-HE2
SOFR30A + 1.20%,
6.55%, 10/20/54(a)(b) 238,969 240,526
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 30,614 30,641
2023-2A
5.93%, 6/15/27(a) 107,338 107,661
2023-3A
6.09%, 6/15/26(a) 41,259 41,299
2023-3A
6.12%, 9/15/27(a) 150,000 151,221
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 520,582 531,883
2024-1A
6.19%, 8/15/29(a) 149,353 151,074
2024-3A
4.97%, 10/15/29(a) 250,000 250,464
Marlette Funding Trust,
2023-3A
6.49%, 9/15/33(a) 66,285 66,360
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 211,072
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.50%, 7/25/50(a)(b) 114,619 114,225
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 44,950 45,199
2024-2A
5.80%, 7/20/32(a) 450,000 456,404
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 420,405 421,589
2024-1A
6.55%, 4/8/31(a) 317,000 319,725
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 226,026 227,014

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (16.4%) (cont’d)
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) $ 192,320 $ 193,172
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 206,000 206,232
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 480,000 480,650
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 450,000 456,445
2024-2A
4.74%, 4/20/27(a) 270,000 269,694
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.22%, 7/25/51(a)(b) 573,853 571,893
2021-1A
CME Term SOFR 1 Month + 2.61%,
7.47%, 7/25/51(a)(b) 719,047 720,254
2021-1A
CME Term SOFR 1 Month + 6.01%,
10.87%, 7/25/51(a)(b) 233,851 237,190
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 66,557 66,832
2024-1A
6.12%, 8/15/29(a) 448,097 449,482
Reach ABS Trust,
2023-1A
7.05%, 2/18/31(a) 34,612 34,745
2024-2A
5.88%, 7/15/31(a) 1,000,792 1,007,309
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 950,000 984,004
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 93,037 93,236
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 17,793 17,796
Stack Infrastructure Issuer LLC,
2020-1A
1.89%, 8/25/45(a) 212,000 205,821
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 345,000 357,243
2022-3A
8.95%, 4/15/29(a) 500,000 519,224
2023-1A
7.58%, 4/15/29(a) 31,733 32,089
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 213,878 215,796
Face
Amount Value
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) $ 800,000 $ 773,951
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 156,000 157,248
16,188,357
Commercial Mortgage-Backed Securities ( 7.9% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.99%, 4/15/37(a)(b) 905,000 910,534
CME Term SOFR 1 Month + 3.00%,
8.10%, 5/15/39(a)(b) 150,000 150,642
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
6.16%, 9/15/36(a)(b) 425,000 422,011
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.55%,
6.64%, 12/15/37(a)(b) 286,543 286,606
CME Term SOFR 1 Month + 2.05%,
7.14%, 12/15/37(a)(b) 288,000 288,062
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
6.28%, 12/25/41(a)(b) 81,251 81,461
SOFR30A + 2.95%,
8.21%, 6/25/42(a)(b) 318,751 329,113
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.29%, 7/15/38(a)(b) 490,069 490,207
CME Term SOFR 1 Month + 1.49%,
6.59%, 7/15/38(a)(b) 801,932 801,902
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
6.63%, 2/25/44(a)(b) 122,968 123,435
FHLMC, REMIC
SOFR30A + 0.51%,
5.86%, 1/15/42(b) 258,087 256,307
SOFR30A + 0.66%,
6.01%, 4/15/36(b) 215,440 213,597
FNMA, REMIC
SOFR30A + 0.36%,
5.64%, 6/25/36(b) 184,686 183,126
SOFR30A + 0.65%,
5.93%, 2/25/38(b) 228,357 227,788
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.45%,
6.54%, 5/15/38(a)(b) 250,000 250,021
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.74%, 6/15/41(a)(b) 960,600 962,404
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
6.51%, 4/15/38(a)(b) 100,000 99,686
Marlette Funding Trust
6.50%, 4/15/33(a) 552,767 557,087
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.01%, 4/15/38(a)(b) 461,382 460,383

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (7.9%) (cont’d)
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.74%, 3/15/39(a)(b) $ 200,000 $ 200,563
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.45%, 10/19/36(a)(b) 100,000 100,593
Reach Abs Trust
6.30%, 2/18/31(a) 200,421 202,028
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.69%, 6/15/39(a)(b) 195,000 194,760
7,792,316
Corporate Bonds ( 57.2% )
Aerospace & Defense (0.3%)
BAE Systems Holdings, Inc.
3.80%, 10/7/24(a) 310,000 309,897
Automobiles (1.8%)
General Motors Co.
6.13%, 10/1/25 275,000 277,696
Hyundai Capital America
5.45%, 6/24/26(a) 400,000 406,913
5.80%, 6/26/25(a) 371,000 373,773
6.19%, 11/3/25(a)(b) 150,000 151,099
Volkswagen Group of America Finance LLC
4.90%, 8/14/26(a) 325,000 327,094
5.68%, 3/20/26(a)(b) 250,000 250,386
1,786,961
Banks (21.0%)
Australia & New Zealand Banking Group Ltd.
5.41%, 3/18/26(a)(b) 250,000 250,661
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 200,000 201,866
Banco Santander SA
2.75%, 5/28/25 400,000 393,928
5.15%, 8/18/25 200,000 200,532
Bank of America Corp.
2.46%, 10/22/25(b) 1,600,000 1,597,183
3.38%, 4/2/26(b) 400,000 396,863
3.95%, 4/21/25 200,000 199,035
4.83%, 7/22/26(b) 595,000 595,473
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 800,000 811,037
BNP Paribas SA
3.38%, 1/9/25(a) 400,000 397,893
BPCE SA
4.50%, 3/15/25(a) 275,000 273,587
5.45%, 1/14/25(a)(b) 500,000 500,413
Capital One NA
2.28%, 1/28/26(b) 1,535,000 1,520,064
Citigroup, Inc.
3.88%, 3/26/25 250,000 248,702
5.57%, 10/30/24(b) 875,000 875,408
5.58%, 1/25/26(b) 550,000 551,181
Fifth Third Bank NA
5.85%, 10/27/25(b) 770,000 770,275
Face
Amount Value
HSBC Holdings plc
4.18%, 12/9/25 $ 1,050,000 $ 1,047,421
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 350,000 358,506
JPMorgan Chase & Co.
1.56%, 12/10/25(b) 400,000 396,988
2.08%, 4/22/26(b) 1,100,000 1,082,658
2.30%, 10/15/25(b) 350,000 349,576
4.08%, 4/26/26(b) 395,000 393,098
5.55%, 12/15/25(b) 650,000 650,418
KeyCorp
6.12%, 5/23/25(b) 470,000 470,770
Lloyds Banking Group plc
4.45%, 5/8/25 250,000 249,234
National Bank of Canada
5.25%, 1/17/25 250,000 250,130
5.60%, 7/2/27(b) 250,000 255,164
5.93%, 7/2/27(b) 300,000 301,482
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/25(b) 360,000 359,993
Royal Bank of Canada
4.95%, 4/25/25 140,000 140,203
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 375,000 377,181
Societe Generale SA
5.52%, 1/19/28(a)(b) 225,000 228,182
Standard Chartered plc
1.82%, 11/23/25(a)(b) 240,000 238,797
Swedbank AB
6.14%, 9/12/26(a) 218,000 225,198
Truist Financial Corp.
2.85%, 10/26/24 400,000 399,278
4.26%, 7/28/26(b) 800,000 797,002
Wells Fargo & Co.
2.41%, 10/30/25(b) 475,000 473,714
3.91%, 4/25/26(b) 1,225,000 1,217,445
4.54%, 8/15/26(b) 720,000 718,918
20,765,457
Biotechnology (0.1%)
Amgen, Inc.
5.25%, 3/2/25 80,000 80,124
Capital Markets (4.5%)
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 374,000 380,162
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 300,000 298,666
5.80%, 8/10/26(b) 950,000 958,589
HAT Holdings I LLC
3.38%, 6/15/26(a) 550,000 532,997
8.00%, 6/15/27(a) 360,000 381,827
Macquarie Bank Ltd.
5.39%, 12/7/26(a) 120,000 123,279
Nuveen Finance LLC
4.13%, 11/1/24(a) 475,000 474,496
UBS AG
1.38%, 1/13/25(a) 600,000 593,562
3.70%, 2/21/25 425,000 423,068

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (57.2%) (cont’d)
7.95%, 1/9/25 $ 250,000 $ 251,958
4,418,604
Chemicals (0.6%)
Celanese US Holdings LLC
6.05%, 3/15/25 575,000 576,467
Consumer Finance (4.9%)
AerCap Ireland Capital DAC
1.65%, 10/29/24 700,000 698,055
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 10/29/24 289,000 288,205
Ally Financial, Inc.
4.63%, 3/30/25 175,000 174,416
5.80%, 5/1/25 515,000 516,920
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a) 585,000 578,953
Capital One Financial Corp.
4.99%, 7/24/26(b) 405,000 405,142
Discover Financial Services
3.75%, 3/4/25 125,000 124,220
3.95%, 11/6/24 300,000 299,577
Ford Motor Credit Co. LLC
5.13%, 6/16/25 1,155,000 1,154,818
General Motors Financial Co., Inc.
6.20%, 4/7/25(b) 350,000 351,213
Synchrony Financial
4.88%, 6/13/25 275,000 274,487
4,866,006
Consumer Staples Distribution & Retail (0.3%)
Kroger Co. (The)
4.70%, 8/15/26 321,000 323,242
Containers & Packaging (0.2%)
Sonoco Products Co.
4.45%, 9/1/26 195,000 195,137
Electric Utilities (2.0%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 850,000 858,844
6.05%, 3/1/25 875,000 878,786
Niagara Mohawk Power Corp.
3.51%, 10/1/24(a) 290,000 290,000
2,027,630
Electronic Equipment, Instruments & Components (0.0%)(c)
Amphenol Corp.
4.75%, 3/30/26 40,000 40,305
Entertainment (0.7%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 739,000 739,443
Financial Services (1.1%)
PayPal Holdings, Inc.
2.40%, 10/1/24 561,000 561,000
Synchrony Bank
5.40%, 8/22/25 500,000 501,187
1,062,187
Face
Amount Value
Food Products (0.3%)
Campbell Soup Co.
5.30%, 3/20/26 $ 250,000 $ 253,653
Ground Transportation (0.1%)
Penske Truck Leasing Co. LP
5.75%, 5/24/26(a) 120,000 122,234
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.
1.32%, 11/29/24 1,045,000 1,038,031
DH Europe Finance II SARL
2.20%, 11/15/24 220,000 219,192
1,257,223
Health Care Providers & Services (0.8%)
Centene Corp.
4.25%, 12/15/27 100,000 98,294
Elevance Health, Inc.
2.38%, 1/15/25 575,000 570,630
Laboratory Corp. of America Holdings
2.30%, 12/1/24 126,000 125,346
794,270
Health Care REITs (0.4%)
Ventas Realty LP
2.65%, 1/15/25 374,000 371,041
Hotels, Restaurants & Leisure (0.2%)
Hyatt Hotels Corp.
5.38%, 4/23/25(d) 225,000 225,407
Household Durables (0.8%)
DR Horton, Inc.
2.50%, 10/15/24 495,000 494,245
Lennar Corp.
4.75%, 5/30/25 290,000 289,559
783,804
Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The)
3.30%, 7/15/25(a) 490,000 483,205
Insurance (3.1%)
Athene Global Funding
4.86%, 8/27/26(a) 342,000 344,370
5.73%, 5/8/26(a)(b) 1,045,000 1,044,296
Corebridge Global Funding
5.35%, 6/24/26(a) 375,000 381,815
GA Global Funding Trust
3.85%, 4/11/25(a) 840,000 835,021
Protective Life Global Funding
5.60%, 4/10/26(a)(b) 500,000 501,331
3,106,833
Media (2.4%)
Charter Communications Operating LLC
4.91%, 7/23/25 1,036,000 1,034,586
Comcast Corp.
5.25%, 11/7/25 870,000 879,640

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (57.2%) (cont’d)
Discovery Communications LLC
3.45%, 3/15/25 $ 425,000 $ 421,374
2,335,600
Multi-Utilities (1.2%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(d) 360,000 364,515
DTE Energy Co.
2.53%, 10/1/24(d) 305,000 305,000
4.22%, 11/1/24(d) 480,000 479,586
1,149,101
Passenger Airlines (0.4%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 430,101 427,554
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 354,000 363,878
Retail REITs (1.1%)
Kimco Realty OP LLC
3.30%, 2/1/25 375,000 372,494
Kite Realty Group Trust
4.00%, 3/15/25 690,000 686,356
1,058,850
Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
3.63%, 10/15/24 545,000 544,498
Qorvo, Inc.
1.75%, 12/15/24 400,000 397,163
941,661
Software (0.8%)
Oracle Corp.
2.50%, 4/1/25 293,000 289,668
2.95%, 5/15/25 525,000 519,320
808,988
Specialized REITs (1.4%)
EPR Properties
4.50%, 4/1/25 663,000 659,731
Equinix, Inc.
1.00%, 9/15/25 280,000 270,395
1.25%, 7/15/25 450,000 437,599
1,367,725
Technology Hardware, Storage & Peripherals (1.4%)
Dell International LLC
5.85%, 7/15/25 90,000 90,707
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(d) 567,000 567,614
5.90%, 10/1/24 758,000 758,000
1,416,321
Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.
7.05%, 11/27/25 375,000 382,570
Face
Amount Value
Trading Companies & Distributors (0.8%)
Air Lease Corp.
3.25%, 3/1/25 $ 255,000 $ 252,950
Aviation Capital Group LLC
5.50%, 12/15/24(a) 564,000 563,554
816,504
Wireless Telecommunication Services (0.9%)
Rogers Communications, Inc.
2.95%, 3/15/25 470,000 465,721
Sprint LLC
7.63%, 2/15/25 175,000 175,668
T-Mobile USA, Inc.
3.50%, 4/15/25 250,000 248,262
889,651
56,547,533
U.S. Government and Agency Securities ( 9.8% )
U.S. Treasury Notes
2.75%, 8/31/25 5,182,700 5,122,705
3.13%, 8/15/25 4,588,000 4,551,755
9,674,460
Total Fixed Income Securities
(Cost $89,802,221)
90,202,666
–
Shares
Short-Term Investments (9.0%)
Investment Company ( 3.8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.85%
(See Note G)
(Cost $3,720,757)
3,720,757 3,720,757
Face
Amount
Commercial Paper ( 5.2% )
Arrow Electronics, Inc.
5.21%, 10/11/24 $ 460,000 459,263
AstraZeneca plc
5.18%, 10/9/24(a) 100,000 99,876
Brookfield Renewable Partners LP
5.08%, 10/22/24 630,000 628,084
5.34%, 10/16/24 280,000 279,383
Brunswick Corp.
5.36%, 10/4/24(a) 580,000 579,677
Conagra Brands, Inc.
2.20%, 10/3/24 610,000 609,738
Crown Castle, Inc.
5.07%, 10/1/24(a) 360,000 359,948
General Motors Financial Co., Inc.
5.62%, 2/4/25 260,000 255,519
Harley-Davidson Financial Services,
Inc.
5.76%, 11/4/24 350,000 348,250
5.83%, 10/17/24 150,000 149,639
HSBC USA, Inc.
5.86%, 6/5/25 250,000 242,480

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Paper (5.2%) (cont’d)
Intesa Sanpaolo Funding LLC
5.69%, 12/23/24 $ 400,000 $ 395,286
Whirlpool Corp.
0.00%, 10/15/24 750,000 748,318
Total Commercial Paper
(Cost $5,152,458)
5,155,461
Total Short-Term Investments
(Cost $8,873,215)
8,876,218
Total Investments (100.3%)
(Cost $98,675,436) (e) 99,078,884
Liabilities in Excess of Other Assets (-0.3%)
(328,874)
Net Assets (100.0%) $98,750,010
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Amount is less than 0.05%.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(e) At September 30, 2024, the aggregate cost for federal income tax purposes is $98,674,240. The aggregate gross unrealized
appreciation is $414,719 and the aggregate gross unrealized
depreciation is $11,440, resulting in net unrealized appreciation of
$403,279.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A Secured Overnight Financing Rate 30 Day Average
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Depreciation
Short:
U.S. Treasury 2 Year Notes 3 Dec-24 $ (600,000) $ (624,727) $ (1,365)
Portfolio Composition
Classification
Percentage of
Total
Investments
Other* 36.1%
Banks 21.0
Asset-Backed Securities 16.3
U.S. Government and Agency Securities 9.7
Short-Term Investments 9.0
Commercial Mortgage-Backed Securities 7.9
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $624,727 and total unrealized depreciation of $ 1,365.

Annual Report — September 30, 2024
Calvert Ultra-Short Investment Grade ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $94,954,679) $ 95,358,127
Investment in Security of Affiliated Issuer, at Value (Cost $3,720,757) 3,720,757
Total Investments in Securities, at Value (Cost $98,675,436) 99,078,884
Due from Custodian 458,937
Receivable for Fund Units Sold 2,531,991
Interest Receivable 688,558
Dividends Receivable 14,244
Receivable for Variation Margin on Futures Contracts 11,940
Total Assets
102,784,554
Liabilities:
Payable for Investments Purchased 3,646,146
Payable for Management Fee 17,178
Payable for Dividends to Shareholders 364,975
Payable to Bank 6,245
Total Liabilities
4,034,544
Net Assets
$ 98,750,010
Net Assets Consist of:
Paid-in-Capital $ 98,134,026
Total Distributable Earnings 615,984
Net Assets
$ 98,750,010
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,950,000
Net Asset Value Per Share
$ 50 .64

Annual Report — September 30, 2024
Calvert Ultra-Short Investment Grade ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 3,260,774
Dividends from Security of Affiliated Issuer (Note G) 83,187
Total Investment Income 3,343,961
Expenses:
Management Fee (Note B) 135,208
Total Expenses 135,208
Rebate from Morgan Stanley Affiliate (Note G) (2,294)
Net Expenses 132,914
Net Investment Income
3,211,047
Realized Gain (Loss):
Investments Sold 159,819
Futures Contracts (7,184)
Net Realized Gain 152,635
Change in Unrealized Appreciation (Depreciation):
Investments 398,535
Futures Contracts (724)
Net Change in Unrealized Appreciation (Depreciation) 397,811
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
550,446
Net Increase in Net Assets Resulting from Operations $ 3,761,493

Annual Report — September 30, 2024
Calvert Ultra-Short Investment Grade ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 3,211,047  $ 1,326,851
Net Realized Gain (Loss) 152,635  (33,087)
Net Change in Unrealized Appreciation (Depreciation) 397,811  4,272
Net Increase in Net Assets Resulting from Operations 3,761,493  1,298,036
Dividends and Distributions to Shareholders:
Dividends and Distributions (3,140,530) (1,303,015)
Total Dividends and Distributions to Shareholders (3,140,530) (1,303,015)
Capital Share Transactions:
Subscribed 51,853,688  20,000,000
(1)
Subscribed In-Kind –  26,280,338
Net Increase in Net Assets Resulting from Capital Share Transactions 51,853,688  46,280,338
Total Increase in Net Assets 52,474,651  46,275,359
Net Assets:
Beginning of Period 46,275,359  –
End of Period $ 98,750,010  $ 46,275,359
Capital Share Transactions:
Beginning of Period 925,000  –
Shares Subscribed 1,025,000  400,000
(1)
Shares Subscribed In-Kind –  525,000
Shares Outstanding, End of Period Net Increase in 1,950,000
(2)
925,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.
(2) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 36.1% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Calvert Ultra-Short Investment Grade ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$50.03 $50.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
2.87 1.82
Net Realized and Unrealized Gain (Loss) 0.48 (0.07)
Total from Investment Operations 3.35 1.75
Distributions from and/or in Excess of:
— —
Net Investment Income (2.74) (1.72)
Net Asset Value, End of Period
$50.64 $50.03
Total Return
(3)
6.89% 3.54%
(4)
Ratios to Average Net Assets and Supplemental Data:
$98,750 $—
Net Assets, End of Period (Thousands) $98,750 $46,275
Ratio of Expenses
(5)
0.24% 0.24%
(6)
Ratio of Net Investment Income
(5)
5.70% 5.42%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate 81% 54%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.

12
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
Ultra-Short Investment Grade ETF (the “Fund”), which seeks
to maximize income, to the extent consistent with preservation of capital. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) futures are valued at
the settlement price on the exchange on which they trade
or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (4) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024 :
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 16,188 $ — $ 16,188
Commercial
Mortgage-Backed
Securities — 7,793 — 7,793
Corporate Bonds — 56,548 — 56,548
U.S. Government
and Agency
Securities — 9,674 — 9,674
— — — —
Total Fixed Income
Securities — 90,203 — 90,203
Short-Term Investments
Investment
Company 3,721 — — 3,721
Commercial Paper — 5,155 — 5,155
Total Short-Term
Investments 3,721 5,155 — 8,876
Total Assets $3,721 $95,358 $— $99,079
Liabilities:
Futures Contracts
(1) — — (1)
Total $3,720 $95,358 $— $99,078

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the year ended September 30, 2024 in accordance
with ASC 815:
For the year ended September 30, 2024, the approximate
average monthly amount outstanding for each derivative
type is as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(1,365)(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ (7,184)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $(724)
Futures Contracts:
Average monthly notional value ................... $535,709

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.24% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2024, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $55,180,900 and $29,068,663,
respectively. For the year ended September 30, 2024, pur-
chases and sales of long-term U.S. Government securities
were $229,818 and $1,249,451, respectively. There were
no purchases and sales related to In-Kind transactions for
the year ended September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $2,294 relating
to the Fund’s investment in the Liquidity Fund.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
During year ended September 30, 2024, the Fund utilized
capital loss carryforwards for U.S. federal income tax purposes of $49,706.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics),
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 639 $ 51,102 $ 48,020 $ 83
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 3,721
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$3,130,528 $10,002
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,303,015 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$212,705 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

19
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert Ultra-Short Investment Grade ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Ultra-Short Investment Grade ETF (the “Fund”)
(one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September
30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through
September 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial state-
ments present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF
Trust) at September 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through
September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

20
Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited)
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust – Calvert Ultra-Short Investment Grade ETF
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the Management Agreement, including operations, compliance, busi-
ness management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The
Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appro-
priate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the period in since its inception in January 2023. The Board discussed with the Adviser the unitary management fee (the “management fee”) for this Fund relative to comparable funds advised by the Adviser and/or its affiliates, when applicable, and compared to peers as prepared by Broadridge.
The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board also considered that the fees charged by the Fund’s other service providers is paid by the Adviser under the unitary management fee structure. When a fund’s management fee and/or its total expense ratio are high-
er than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s contractual management fee was higher than but close to its peer group average and the actu-
al management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the
Fund’s performance was competitive with its peer group average, and the management fee and total expense ratio were acceptable.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particu-
larly the management fee schedule, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered the Adviser’s assertion that the management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited) (cont’d)
21
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these ar-
rangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.
The Fund designated and paid $10,002 as a long-term capital gain distribution.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

CVSB-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Core Responsible Index
ETF
NYSE Arca: CVLC
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
11
Statement of Operations
....................................................................................
12
Statements of Changes in Net Assets
.......................................................................
13
Financial Highlights
.........................................................................................
14
Notes to Financial Statements
...............................................................................
15
Report of Independent Registered Public Accounting Firm
....................................................
21
Investment Advisory Agreement Approval
....................................................................
22
Federal Tax Notice
..........................................................................................
24

Annual Report — September 30, 2024
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.9%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc. (a) 758 $ 302,897
Curtiss-Wright Corp. 403 132,462
General Electric Co. 10,604 1,999,702
HEICO Corp. 1,075 281,091
Hexcel Corp. 860 53,174
Moog, Inc., Class  A 298 60,202
Woodward, Inc. 591 101,362
2,930,890
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc. 1,043 115,116
Expeditors International of Washington, Inc. 1,256 165,038
FedEx Corp. 2,009 549,823
GXO Logistics, Inc. (a) 984 51,237
United Parcel Service, Inc., Class  B 6,565 895,072
1,776,286
Automobile Components (0.1%)
Aptiv plc (a) 2,368 170,520
Autoliv, Inc. 716 66,853
BorgWarner, Inc. 2,025 73,487
Lear Corp. 503 54,902
Modine Manufacturing Co. (a) 461 61,216
426,978
Automobiles (1.8%)
Ford Motor Co. 34,906 368,607
General Motors Co. 10,054 450,822
Harley-Davidson, Inc. 1,170 45,080
Rivian Automotive, Inc., Class  A (a) 6,516 73,110
Tesla, Inc. (a) 21,832 5,711,906
Thor Industries, Inc. 454 49,890
6,699,415
Banks (4.0%)
Bank of America Corp. 60,339 2,394,252
Bank OZK 1,001 43,033
BOK Financial Corp. 242 25,318
Cadence Bank 1,696 54,018
Citigroup, Inc. 17,847 1,117,222
Citizens Financial Group, Inc. 4,174 171,426
Comerica, Inc. 1,233 73,869
Commerce Bancshares, Inc. 1,171 69,557
Cullen/Frost Bankers, Inc. 558 62,418
East West Bancorp, Inc. 1,287 106,486
Fifth Third Bancorp 6,312 270,406
First Citizens BancShares, Inc., Class  A 112 206,187
First Horizon Corp. 4,967 77,138
FNB Corp. 3,330 46,986
Home BancShares, Inc. 1,735 47,001
Huntington Bancshares, Inc. 13,463 197,906
JPMorgan Chase & Co. 22,091 4,658,108
KeyCorp 8,817 147,685
M&T Bank Corp. 1,559 277,689
Old National Bancorp 2,967 55,364
Pinnacle Financial Partners, Inc. 709 69,461
PNC Financial Services Group, Inc. (The) 3,715 686,718
Popular, Inc. 664 66,579
Prosperity Bancshares, Inc. 855 61,620
Regions Financial Corp. 8,562 199,752
Shares Value
SouthState Corp. 707 $ 68,706
Synovus Financial Corp. 1,334 59,323
Truist Financial Corp. 12,529 535,865
U.S. Bancorp 14,614 668,298
Webster Financial Corp. 1,593 74,250
Wells Fargo & Co. 31,900 1,802,031
Western Alliance Bancorp 1,017 87,960
Wintrust Financial Corp. 613 66,529
Zions Bancorp NA 1,364 64,408
14,613,569
Beverages (1.5%)
Celsius Holdings, Inc. (a) 1,780 55,821
Coca-Cola Co. (The) 34,385 2,470,906
Coca-Cola Consolidated, Inc. 57 75,035
Keurig Dr Pepper, Inc. 11,305 423,711
Monster Beverage Corp. (a) 7,641 398,631
PepsiCo, Inc. 12,635 2,148,582
5,572,686
Biotechnology (2.4%)
AbbVie, Inc. 14,971 2,956,473
Alnylam Pharmaceuticals, Inc. (a) 1,079 296,757
Amgen, Inc. 4,547 1,465,089
Apellis Pharmaceuticals, Inc. (a) 857 24,716
Biogen, Inc. (a) 1,226 237,648
BioMarin Pharmaceutical, Inc. (a) 1,594 112,042
Blueprint Medicines Corp. (a) 527 48,748
Bridgebio Pharma, Inc. (a) 1,195 30,425
Exact Sciences Corp. (a) 1,544 105,177
Exelixis, Inc. (a) 2,359 61,216
Gilead Sciences, Inc. 10,540 883,674
Halozyme Therapeutics, Inc. (a) 1,064 60,903
Incyte Corp. (a) 1,614 106,685
Ionis Pharmaceuticals, Inc. (a) 1,138 45,588
Moderna, Inc. (a) 2,906 194,208
Neurocrine Biosciences, Inc. (a) 837 96,439
Regeneron Pharmaceuticals, Inc. (a) 901 947,167
Sarepta Therapeutics, Inc. (a) 759 94,792
United Therapeutics Corp. (a) 370 132,590
Vertex Pharmaceuticals, Inc. (a) 2,184 1,015,735
8,916,072
Broadline Retail (3.5%)
Amazon.com, Inc. (a) 67,947 12,660,565
eBay, Inc. 3,675 239,279
Etsy, Inc. (a) 858 47,645
Macy's, Inc. 2,076 32,572
Ollie's Bargain Outlet Holdings, Inc. (a) 462 44,906
13,024,967
Building Products (1.1%)
AAON, Inc. 708 76,351
Advanced Drainage Systems, Inc. 735 115,513
Allegion plc 920 134,081
AO Smith Corp. 1,272 114,264
Armstrong World Industries, Inc. 326 42,846
AZEK Co., Inc. (The), Class  A (a) 1,070 50,076
Carlisle Cos., Inc. 956 429,961
Carrier Global Corp. 8,935 719,178
Fortune Brands Innovations, Inc. 930 83,263
Johnson Controls International plc 7,055 547,538

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Building Products (cont’d)
Lennox International, Inc. 338 $ 204,250
Masco Corp. 1,640 137,662
Owens Corning 1,793 316,500
Simpson Manufacturing Co., Inc. 444 84,924
Trane Technologies plc 2,383 926,343
Trex Co., Inc. (a) 815 54,263
UFP Industries, Inc. 451 59,176
Zurn Elkay Water Solutions Corp. 1,083 38,923
4,135,112
Capital Markets (3.8%)
Affiliated Managers Group, Inc. 273 48,539
Ameriprise Financial, Inc. 920 432,225
Ares Management Corp., Class  A 1,729 269,447
Bank of New York Mellon Corp. (The) 6,906 496,265
BlackRock, Inc. 1,377 1,307,475
Blackstone, Inc. 6,688 1,024,134
Blue Owl Capital, Inc., Class  A 5,144 99,588
Carlyle Group, Inc. (The) 1,940 83,537
Cboe Global Markets, Inc. 977 200,158
Charles Schwab Corp. (The) 13,972 905,525
CME Group, Inc. 3,368 743,149
Coinbase Global, Inc., Class  A (a) 1,794 319,637
Evercore, Inc., Class  A 333 84,362
FactSet Research Systems, Inc. 319 146,692
Franklin Resources, Inc. 2,634 53,075
Goldman Sachs Group, Inc. (The) 2,950 1,460,575
Hamilton Lane, Inc., Class  A 302 50,854
Houlihan Lokey, Inc., Class  A 497 78,536
Interactive Brokers Group, Inc., Class  A 985 137,270
Intercontinental Exchange, Inc. 5,344 858,460
Invesco Ltd. 4,152 72,909
Janus Henderson Group plc 1,211 46,103
Jefferies Financial Group, Inc. 1,518 93,433
KKR & Co., Inc. 6,308 823,699
LPL Financial Holdings, Inc. 695 161,678
MarketAxess Holdings, Inc. 310 79,422
Moody's Corp. 1,325 628,832
Morningstar, Inc. 227 72,440
MSCI, Inc., Class  A 639 372,492
Nasdaq, Inc. 3,858 281,673
Northern Trust Corp. 1,865 167,906
Raymond James Financial, Inc. 1,742 213,325
S&P Global, Inc. 2,626 1,356,644
SEI Investments Co. 990 68,498
State Street Corp. 2,788 246,654
Stifel Financial Corp. 931 87,421
T Rowe Price Group, Inc. 2,041 222,326
TPG, Inc., Class  A 777 44,724
Tradeweb Markets, Inc., Class  A 1,082 133,811
13,973,493
Chemicals (1.6%)
Air Products and Chemicals, Inc. 2,339 696,414
Arcadium Lithium plc (a) 21,536 61,378
Ashland, Inc. 515 44,790
Axalta Coating Systems Ltd. (a) 2,316 83,816
Balchem Corp. 342 60,192
Cabot Corp. 573 64,044
Shares Value
Celanese Corp., Class  A 1,153 $ 156,762
Eastman Chemical Co. 1,230 137,698
Ecolab, Inc. 2,682 684,795
Element Solutions, Inc. 2,353 63,907
FMC Corp. 1,312 86,513
International Flavors & Fragrances, Inc. 2,439 255,924
Linde plc 4,390 2,093,415
Mosaic Co. (The) 3,355 89,847
PPG Industries, Inc. 2,462 326,117
Sherwin-Williams Co. (The) 2,455 937,000
5,842,612
Commercial Services & Supplies (0.8%)
Brink's Co. (The) 362 41,862
Casella Waste Systems, Inc., Class  A (a) 522 51,934
Cintas Corp. 2,580 531,170
Clean Harbors, Inc. (a) 467 112,878
Copart, Inc. (a) 7,342 384,721
MSA Safety, Inc. 391 69,340
Republic Services, Inc., Class  A 1,880 377,579
Rollins, Inc. 2,436 123,213
Stericycle, Inc. (a) 852 51,972
Tetra Tech, Inc. 2,457 115,872
Veralto Corp. 1,895 211,975
Waste Management, Inc. 3,693 766,667
2,839,183
Communications Equipment (0.9%)
Arista Networks, Inc. (a) 2,055 788,750
Ciena Corp. (a) 1,137 70,028
Cisco Systems, Inc. 31,850 1,695,057
F5, Inc. (a) 463 101,953
Juniper Networks, Inc. 2,597 101,231
Motorola Solutions, Inc. 1,329 597,558
3,354,577
Construction & Engineering (0.3%)
AECOM 1,230 127,022
API Group Corp. (a) 2,254 74,427
Comfort Systems USA, Inc. 324 126,473
Dycom Industries, Inc. (a) 259 51,049
EMCOR Group, Inc. 424 182,545
MasTec, Inc. (a) 567 69,798
Quanta Services, Inc. 1,342 400,117
Valmont Industries, Inc. 209 60,600
WillScot Holdings Corp. (a) 1,692 63,619
1,155,650
Construction Materials (0.5%)
CRH plc 10,660 988,608
Summit Materials, Inc., Class  A (a) 2,490 97,185
Vulcan Materials Co. 2,746 687,681
1,773,474
Consumer Finance (0.8%)
Ally Financial, Inc. 2,570 91,466
American Express Co. 5,321 1,443,055
Capital One Financial Corp. 3,538 529,745
Credit Acceptance Corp. (a) 59 26,162
Discover Financial Services 2,343 328,700
FirstCash Holdings, Inc. 364 41,787
OneMain Holdings, Inc. 1,117 52,577

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Consumer Finance (cont’d)
SLM Corp. 1,989 $ 45,488
SoFi Technologies, Inc. (a) 10,003 78,624
Synchrony Financial 3,685 183,808
2,821,412
Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc., Class  A 4,354 80,462
BJ's Wholesale Club Holdings, Inc. (a) 990 81,655
Casey's General Stores, Inc. 395 148,405
Costco Wholesale Corp. 3,336 2,957,431
Dollar General Corp. 1,654 139,879
Dollar Tree, Inc. (a) 1,620 113,918
Kroger Co. (The) 7,669 439,434
Performance Food Group Co. (a) 1,627 127,508
Sprouts Farmers Market, Inc. (a) 1,066 117,697
Sysco Corp. 5,251 409,893
Target Corp. 3,465 540,055
U.S. Foods Holding Corp. (a) 2,602 160,023
Walmart, Inc. 32,703 2,640,767
7,957,127
Containers & Packaging (0.4%)
Amcor plc 15,264 172,941
AptarGroup, Inc. 698 111,813
Avery Dennison Corp. 839 185,218
Ball Corp. 3,199 217,244
Berry Global Group, Inc. 1,210 82,256
Crown Holdings, Inc. 1,267 121,480
Graphic Packaging Holding Co. 3,142 92,972
Packaging Corp. of America 935 201,399
Sealed Air Corp. 1,527 55,430
Silgan Holdings, Inc. 876 45,990
Smurfit WestRock plc 5,389 266,324
Sonoco Products Co. 1,031 56,323
1,609,390
Distributors (0.1%)
Genuine Parts Co. 1,047 146,245
LKQ Corp. 1,971 78,682
Pool Corp. 280 105,504
330,431
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc. (a) 483 67,683
Duolingo, Inc., Class  A (a) 301 84,888
H&R Block, Inc. 1,158 73,591
Service Corp. International 1,179 93,058
319,220
Diversified REITs (0.1%)
Essential Properties Realty Trust, Inc. 1,605 54,811
WP Carey, Inc. 1,993 124,164
178,975
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 57,193 1,258,246
Verizon Communications, Inc. 33,655 1,511,446
2,769,692
Electric Utilities (1.0%)
Alliant Energy Corp. 2,360 143,228
Avangrid, Inc. 655 23,443
Shares Value
Constellation Energy Corp. 2,878 $ 748,338
Evergy, Inc. 2,087 129,415
Eversource Energy 3,285 223,544
Exelon Corp. 9,217 373,749
IDACORP, Inc. 488 50,308
NextEra Energy, Inc. 18,934 1,600,491
NRG Energy, Inc. 1,860 169,446
Portland General Electric Co. 946 45,313
Xcel Energy, Inc. 5,120 334,336
3,841,611
Electrical Equipment (1.2%)
Acuity Brands, Inc. 325 89,502
AMETEK, Inc. 2,442 419,316
Atkore, Inc. 375 31,778
Eaton Corp. plc 4,209 1,395,031
Emerson Electric Co. 6,049 661,579
GE Vernova, Inc. (a) 2,531 645,354
Hubbell, Inc., Class  B 566 242,446
NEXTracker, Inc., Class  A (a) 1,225 45,913
nVent Electric plc 1,739 122,182
Regal Rexnord Corp. 701 116,282
Rockwell Automation, Inc. 1,200 322,152
Sensata Technologies Holding plc 1,580 56,659
Vertiv Holdings Co., Class  A 3,876 385,623
4,533,817
Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class  A 12,695 827,206
Arrow Electronics, Inc. (a) 397 52,734
Avnet, Inc. 659 35,790
Badger Meter, Inc. 310 67,707
CDW Corp. 1,065 241,009
Cognex Corp. 1,813 73,427
Coherent Corp. (a) 1,398 124,296
Corning, Inc. 6,207 280,246
Insight Enterprises, Inc. (a) 209 45,017
Itron, Inc. (a) 472 50,414
Jabil, Inc. 873 104,612
Keysight Technologies, Inc. (a) 1,825 290,047
Littelfuse, Inc. 259 68,700
Novanta, Inc. (a) 377 67,453
TD SYNNEX Corp. 573 68,806
Teledyne Technologies, Inc. (a) 490 214,453
Trimble, Inc. (a) 2,578 160,068
Vontier Corp. 1,225 41,331
Zebra Technologies Corp., Class  A (a) 409 151,461
2,964,777
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 20,674 747,365
Entertainment (1.4%)
Electronic Arts, Inc. 1,912 274,257
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,102 150,356
Liberty Media Corp-Liberty Live, Class  A (a) 561 27,775
Live Nation Entertainment, Inc. (a) 1,292 141,461
Netflix, Inc. (a) 3,411 2,419,320
ROBLOX Corp., Class  A (a) 4,032 178,456
Roku, Inc., Class  A (a) 1,012 75,556
Take-Two Interactive Software, Inc. (a) 1,289 198,132

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Walt Disney Co. (The) 15,220 $ 1,464,012
Warner Bros Discovery, Inc. (a) 19,607 161,758
Warner Music Group Corp., Class  A 1,120 35,056
5,126,139
Financial Services (2.8%)
Affirm Holdings, Inc., Class  A (a) 2,010 82,048
Apollo Global Management, Inc. 3,809 475,782
Block, Inc., Class  A (a) 4,360 292,687
Equitable Holdings, Inc. 2,988 125,586
Essent Group Ltd. 966 62,104
Euronet Worldwide, Inc. (a) 333 33,044
Fidelity National Information Services, Inc. 4,360 365,150
Fiserv, Inc. (a) 4,570 821,000
Jack Henry & Associates, Inc. 580 102,393
Jackson Financial, Inc., Class  A 694 63,314
Mastercard, Inc., Class  A 6,595 3,256,611
MGIC Investment Corp. 2,398 61,389
Mr Cooper Group, Inc. (a) 581 53,557
PayPal Holdings, Inc. (a) 8,150 635,944
PennyMac Financial Services, Inc. 248 28,265
Radian Group, Inc. 1,392 48,288
Shift4 Payments, Inc., Class  A (a) 509 45,097
Toast, Inc., Class  A (a) 3,130 88,610
Visa, Inc., Class  A 13,326 3,663,984
Voya Financial, Inc. 917 72,645
WEX, Inc. (a) 326 68,372
10,445,870
Food Products (1.0%)
Bunge Global SA 1,502 145,153
Campbell Soup Co. 2,111 103,270
Conagra Brands, Inc. 5,104 165,982
Darling Ingredients, Inc. (a) 1,682 62,503
Flowers Foods, Inc. 2,099 48,424
Freshpet, Inc. (a) 501 68,522
General Mills, Inc. 5,955 439,777
Hershey Co. (The) 1,576 302,245
Hormel Foods Corp. 3,111 98,619
Ingredion, Inc. 690 94,827
J.M. Smucker Co. (The) 1,111 134,542
Kellanova 2,803 226,230
Kraft Heinz Co. (The) 9,503 333,650
Lamb Weston Holdings, Inc. 1,495 96,786
Lancaster Colony Corp. 205 36,197
McCormick & Co., Inc. (Non-Voting) 2,860 235,378
Mondelez International, Inc., Class  A 14,258 1,050,387
3,642,492
Gas Utilities (0.0%)(b)
National Fuel Gas Co. 831 50,367
Southwest Gas Holdings, Inc. 557 41,084
UGI Corp. 1,970 49,290
140,741
Ground Transportation (0.9%)
JB Hunt Transport Services, Inc. 730 125,801
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,406 75,854
Landstar System, Inc. 315 59,494
Lyft, Inc., Class  A (a) 2,744 34,986
Shares Value
Old Dominion Freight Line, Inc. 1,663 $ 330,338
Ryder System, Inc. 377 54,966
Saia, Inc. (a) 237 103,631
Uber Technologies, Inc. (a) 16,145 1,213,458
Union Pacific Corp. 5,446 1,342,330
XPO, Inc. (a) 1,023 109,983
3,450,841
Health Care Equipment & Supplies (2.7%)
Abbott Laboratories 14,655 1,670,817
Align Technology, Inc. (a) 591 150,303
Baxter International, Inc. 4,295 163,081
Becton Dickinson & Co. 2,449 590,454
Boston Scientific Corp. (a) 12,438 1,042,304
Cooper Cos., Inc. (The) (a) 1,682 185,592
DENTSPLY SIRONA, Inc. 1,707 46,191
Dexcom, Inc. (a) 3,351 224,651
Edwards Lifesciences Corp. (a) 5,023 331,468
GE HealthCare Technologies, Inc. 3,605 338,329
Glaukos Corp. (a) 449 58,496
Globus Medical, Inc., Class  A (a) 952 68,106
Hologic, Inc. (a) 1,945 158,440
IDEXX Laboratories, Inc. (a) 690 348,602
Inspire Medical Systems, Inc. (a) 249 52,552
Insulet Corp. (a) 591 137,555
Intuitive Surgical, Inc. (a) 2,994 1,470,862
Masimo Corp. (a) 363 48,399
Medtronic plc 10,872 978,806
Merit Medical Systems, Inc. (a) 482 47,636
Penumbra, Inc. (a) 317 61,596
ResMed, Inc. 1,236 301,732
STERIS plc 834 202,278
Stryker Corp. 3,033 1,095,702
Teleflex, Inc. 399 98,681
Zimmer Biomet Holdings, Inc. 1,726 186,322
10,058,955
Health Care Providers & Services (2.3%)
Centene Corp. (a) 4,416 332,436
Chemed Corp. 125 75,121
Cigna Group (The) 2,328 806,512
CVS Health Corp. 10,650 669,672
DaVita, Inc. (a) 427 69,998
Elevance Health, Inc. 1,960 1,019,200
Encompass Health Corp. 841 81,274
Ensign Group, Inc. (The) 468 67,308
HealthEquity, Inc. (a) 682 55,822
Henry Schein, Inc. (a) 1,061 77,347
Humana, Inc. 1,019 322,758
Labcorp Holdings, Inc. 709 158,447
Molina Healthcare, Inc. (a) 492 169,524
Option Care Health, Inc. (a) 1,438 45,009
Quest Diagnostics, Inc. 939 145,780
UnitedHealth Group, Inc. 7,317 4,278,104
8,374,312
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. 1,594 189,288
Healthcare Realty Trust, Inc., Class  A 3,328 60,403
Healthpeak Properties, Inc. 6,428 147,008
Omega Healthcare Investors, Inc. 2,370 96,459

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care REITs (cont’d)
Ventas, Inc. 3,792 $ 243,181
Welltower, Inc. 5,613 718,632
1,454,971
Health Care Technology (0.1%)
Doximity, Inc., Class  A (a) 967 42,132
Veeva Systems, Inc., Class  A (a) 1,177 247,017
289,149
Hotel & Resort REITs (0.0%)(b)
Host Hotels & Resorts, Inc. 6,393 112,517
Ryman Hospitality Properties, Inc. 536 57,480
169,997
Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class  A (a) 3,388 429,632
Aramark 2,803 108,560
Booking Holdings, Inc. 267 1,124,636
Cava Group, Inc. (a) 806 99,823
Chipotle Mexican Grill, Inc., Class  A (a) 14,560 838,947
Choice Hotels International, Inc. 222 28,927
Darden Restaurants, Inc. 1,263 207,296
Domino's Pizza, Inc. 372 160,012
Hilton Worldwide Holdings, Inc. 2,026 466,993
Hyatt Hotels Corp., Class  A 365 55,553
Marriott International, Inc., Class  A 1,976 491,234
Planet Fitness, Inc., Class  A (a) 707 57,423
Starbucks Corp. 11,887 1,158,864
Texas Roadhouse, Inc., Class  A 710 125,386
Vail Resorts, Inc. 305 53,158
Wingstop, Inc. 312 129,817
Wyndham Hotels & Resorts, Inc. 650 50,791
Yum! Brands, Inc. 3,007 420,108
6,007,160
Household Durables (0.6%)
DR Horton, Inc. 2,653 506,113
Installed Building Products, Inc. 218 53,687
KB Home 670 57,412
Lennar Corp., Class  A 2,255 422,768
Meritage Homes Corp. 326 66,853
Mohawk Industries, Inc. (a) 393 63,147
NVR, Inc. (a) 27 264,919
PulteGroup, Inc. 1,900 272,707
Taylor Morrison Home Corp., Class  A (a) 936 65,763
Tempur Sealy International, Inc. 1,263 68,960
Toll Brothers, Inc. 925 142,903
TopBuild Corp. (a) 277 112,686
Whirlpool Corp. 403 43,121
2,141,039
Household Products (1.2%)
Church & Dwight Co., Inc. 1,843 192,999
Clorox Co. (The) 933 151,995
Colgate-Palmolive Co. 6,155 638,951
Kimberly-Clark Corp. 2,537 360,964
Procter & Gamble Co. (The) 17,708 3,067,026
4,411,935
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 6,541 131,212
Brookfield Renewable Corp., Class  A 1,244 40,629
Shares Value
Clearway Energy, Inc., Class  C 839 $ 25,741
197,582
Industrial REITs (0.4%)
Americold Realty Trust, Inc. 2,614 73,898
First Industrial Realty Trust, Inc. 1,211 67,792
Prologis, Inc. 8,502 1,073,633
Rexford Industrial Realty, Inc. 2,020 101,626
STAG Industrial, Inc. 1,677 65,554
Terreno Realty Corp. 874 58,409
1,440,912
Insurance (2.6%)
Aflac, Inc. 4,734 529,261
Allstate Corp. (The) 2,463 467,108
American Financial Group, Inc. 683 91,932
American International Group, Inc. 6,026 441,284
Aon plc, Class  A 1,968 680,908
Arch Capital Group Ltd. (a) 3,411 381,623
Arthur J Gallagher & Co. 1,820 512,093
Axis Capital Holdings Ltd. 726 57,797
Brown & Brown, Inc. 1,978 204,921
Cincinnati Financial Corp. 1,439 195,877
Everest Group Ltd. 403 157,908
First American Financial Corp. 824 54,392
Globe Life, Inc. 824 87,270
Hanover Insurance Group, Inc. (The) 334 49,469
Hartford Financial Services Group, Inc. (The) 2,741 322,369
Kinsale Capital Group, Inc. 206 95,907
Lincoln National Corp. 1,579 49,754
Marsh & McLennan Cos., Inc. 4,610 1,028,445
MetLife, Inc. 5,549 457,682
Old Republic International Corp. 2,245 79,518
Primerica, Inc. 316 83,787
Principal Financial Group, Inc. 2,160 185,544
Progressive Corp. (The) 5,480 1,390,605
Prudential Financial, Inc. 3,343 404,837
Reinsurance Group of America, Inc. 615 133,990
RenaissanceRe Holdings Ltd. 468 127,483
Ryan Specialty Holdings, Inc., Class  A 922 61,212
Selective Insurance Group, Inc. 565 52,715
Travelers Cos., Inc. (The) 2,129 498,441
Unum Group 1,728 102,712
W. R. Berkley Corp. 2,804 159,071
White Mountains Insurance Group Ltd. 21 35,620
Willis Towers Watson plc 949 279,509
9,461,044
Interactive Media & Services (3.7%)
Alphabet, Inc., Class  A 80,319 13,320,906
Pinterest, Inc., Class  A (a) 4,751 153,790
Snap, Inc., Class  A (a) 8,284 88,639
ZoomInfo Technologies, Inc., Class  A (a) 2,322 23,963
13,587,298
IT Services (1.4%)
Accenture plc, Class  A 4,998 1,766,693
Akamai Technologies, Inc. (a) 1,190 120,131
Amdocs Ltd. 909 79,519
Cloudflare, Inc., Class  A (a) 2,385 192,923
Cognizant Technology Solutions Corp., Class  A 3,957 305,401
EPAM Systems, Inc. (a) 441 87,772

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
IT Services (cont’d)
Gartner, Inc. (a) 629 $ 318,752
International Business Machines Corp. 7,360 1,627,149
Kyndryl Holdings, Inc. (a) 1,822 41,870
MongoDB, Inc., Class  A (a) 569 153,829
Okta, Inc., Class  A (a) 1,277 94,932
Snowflake, Inc., Class  A (a) 2,473 284,049
Twilio, Inc., Class  A (a) 1,390 90,656
VeriSign, Inc. (a) 693 131,642
5,295,318
Leisure Products (0.1%)
Brunswick Corp. 692 58,004
Hasbro, Inc. 985 71,235
Mattel, Inc. (a) 2,540 48,387
177,626
Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc. 2,428 360,509
Avantor, Inc. (a) 5,621 145,415
Bio-Rad Laboratories, Inc., Class  A (a) 164 54,871
Bio-Techne Corp. 1,332 106,467
Bruker Corp. 872 60,220
Charles River Laboratories International, Inc. (a) 432 85,091
Danaher Corp. 5,575 1,549,962
Illumina, Inc. (a) 1,344 175,271
IQVIA Holdings, Inc. (a) 1,533 363,275
Medpace Holdings, Inc. (a) 216 72,101
Mettler-Toledo International, Inc. (a) 178 266,947
PerkinElmer, Inc. 1,042 133,115
Repligen Corp. (a) 441 65,630
Thermo Fisher Scientific, Inc. 3,235 2,001,074
Waters Corp. (a) 503 181,025
West Pharmaceutical Services, Inc. 612 183,698
5,804,671
Machinery (2.8%)
AGCO Corp. 656 64,196
Allison Transmission Holdings, Inc. 918 88,192
Caterpillar, Inc. 4,880 1,908,666
Chart Industries, Inc. (a) 451 55,987
CNH Industrial NV 8,647 95,982
Cummins, Inc. 1,428 462,372
Deere & Co. 2,687 1,121,366
Donaldson Co., Inc. 1,269 93,525
Dover Corp. 1,450 278,023
Esab Corp. 599 63,680
Federal Signal Corp. 633 59,160
Flowserve Corp. 1,386 71,642
Fortive Corp. 3,699 291,962
Franklin Electric Co., Inc. 416 43,605
Graco, Inc. 1,772 155,068
IDEX Corp. 800 171,600
Illinois Tool Works, Inc. 3,136 821,852
Ingersoll Rand, Inc. 4,268 418,947
ITT, Inc. 859 128,429
Lincoln Electric Holdings, Inc. 575 110,411
Middleby Corp. (The) (a) 562 78,191
Mueller Industries, Inc. 1,158 85,808
Nordson Corp. 573 150,487
Oshkosh Corp. 684 68,544
Shares Value
Otis Worldwide Corp. 4,242 $ 440,913
PACCAR, Inc. 5,456 538,398
Parker-Hannifin Corp. 1,355 856,116
Pentair plc 1,744 170,546
Snap-on, Inc. 553 160,210
SPX Technologies, Inc. (a) 473 75,425
Stanley Black & Decker, Inc. 1,625 178,961
Timken Co. (The) 669 56,390
Toro Co. (The) 1,084 94,015
Watts Water Technologies, Inc., Class  A 286 59,256
Westinghouse Air Brake Technologies Corp. 1,837 333,911
Xylem, Inc. 2,557 345,272
10,197,108
Media (0.7%)
Charter Communications, Inc., Class  A (a) 773 250,514
Comcast Corp., Class  A 30,675 1,281,295
Interpublic Group of Cos., Inc. (The) 3,143 99,413
Liberty Broadband Corp., Class  C (a) 1,035 79,995
New York Times Co. (The), Class  A 1,343 74,765
Nexstar Media Group, Inc., Class  A 255 42,164
Omnicom Group, Inc. 1,625 168,009
Paramount Global, Class  B 5,114 54,310
Trade Desk, Inc. (The), Class  A (a) 3,535 387,613
2,438,078
Metals & Mining (0.5%)
ATI, Inc. (a) 2,555 170,955
Commercial Metals Co. 2,373 130,420
Nucor Corp. 4,912 738,470
Reliance, Inc. 1,139 329,410
Steel Dynamics, Inc. 3,004 378,745
1,748,000
Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. 7,293 76,285
Annaly Capital Management, Inc. 4,690 94,128
Rithm Capital Corp. 4,573 51,903
Starwood Property Trust, Inc. 2,791 56,881
279,197
Multi-Utilities (0.7%)
Ameren Corp. 2,450 214,277
CMS Energy Corp. 2,738 193,385
Consolidated Edison, Inc. 3,186 331,758
Dominion Energy, Inc. 7,725 446,428
DTE Energy Co. 1,903 244,364
NiSource, Inc. 4,126 142,966
Public Service Enterprise Group, Inc. 4,588 409,295
Sempra 5,833 487,814
WEC Energy Group, Inc. 2,909 279,788
2,750,075
Office REITs (0.1%)
BXP, Inc. 1,453 116,908
COPT Defense Properties 1,035 31,392
Vornado Realty Trust 1,558 61,385
209,685
Oil, Gas & Consumable Fuels (0.2%)
Occidental Petroleum Corp. 13,867 714,705

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 522 $ 56,094
Passenger Airlines (0.1%)
Alaska Air Group, Inc. (a) 1,126 50,906
American Airlines Group, Inc. (a) 5,806 65,259
Delta Air Lines, Inc. 5,764 292,754
408,919
Personal Care Products (0.2%)
BellRing Brands, Inc. (a) 966 58,655
Coty, Inc., Class  A (a) 2,753 25,851
elf Beauty, Inc. (a) 408 44,484
Estee Lauder Cos., Inc. (The), Class  A 1,751 174,557
Kenvue, Inc. 14,437 333,928
637,475
Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co. 17,187 889,255
Catalent, Inc. (a) 1,505 91,158
Elanco Animal Health, Inc. (a) 4,141 60,831
Eli Lilly & Co. 6,478 5,739,119
Jazz Pharmaceuticals plc (a) 506 56,374
Merck & Co., Inc. 21,484 2,439,723
Organon & Co. 2,180 41,703
Pfizer, Inc. 48,058 1,390,799
Royalty Pharma plc, Class  A 3,249 91,914
Zoetis, Inc., Class  A 3,841 750,455
11,551,331
Professional Services (0.9%)
Automatic Data Processing, Inc. 3,257 901,309
Booz Allen Hamilton Holding Corp., Class  A 1,068 173,828
Broadridge Financial Solutions, Inc. 927 199,333
Dayforce, Inc. (a) 1,215 74,419
Equifax, Inc. 1,034 303,851
ExlService Holdings, Inc. (a) 1,239 47,268
Exponent, Inc. 421 48,533
FTI Consulting, Inc. (a) 297 67,585
Genpact Ltd. 1,308 51,287
Maximus, Inc. 501 46,673
Parsons Corp. (a) 365 37,843
Paychex, Inc. 2,568 344,600
Paycom Software, Inc. 403 67,128
Paylocity Holding Corp. (a) 347 57,244
Robert Half, Inc. 848 57,164
Science Applications International Corp. 404 56,265
SS&C Technologies Holdings, Inc. 1,704 126,454
TransUnion 1,623 169,928
TriNet Group, Inc. 271 26,279
Verisk Analytics, Inc., Class  A 1,193 319,676
3,176,667
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class  A (a) 2,805 349,166
CoStar Group, Inc. (a) 3,400 256,496
Jones Lang LaSalle, Inc. (a) 434 117,098
Zillow Group, Inc., Class  C (a) 1,615 103,118
825,878
Residential REITs (0.4%)
AvalonBay Communities, Inc. 1,307 294,402
Camden Property Trust 969 119,700
Shares Value
Equity LifeStyle Properties, Inc. 1,643 $ 117,212
Equity Residential 3,429 255,323
Essex Property Trust, Inc. 588 173,707
Mid-America Apartment Communities, Inc. 1,071 170,182
Sun Communities, Inc. 1,133 153,125
UDR, Inc. 3,026 137,199
1,420,850
Retail REITs (0.4%)
Brixmor Property Group, Inc. 2,758 76,838
Federal Realty Investment Trust 765 87,952
Kimco Realty Corp. 6,087 141,340
Kite Realty Group Trust 2,008 53,332
NNN REIT, Inc. 1,681 81,512
Realty Income Corp. 8,021 508,692
Regency Centers Corp. 1,661 119,974
Simon Property Group, Inc. 2,980 503,680
1,573,320
Semiconductors & Semiconductor Equipment (10.8%)
Advanced Micro Devices, Inc. (a) 12,870 2,111,710
Allegro MicroSystems, Inc. (a) 1,064 24,791
Analog Devices, Inc. 3,955 910,322
Applied Materials, Inc. 6,574 1,328,277
Broadcom, Inc. 34,991 6,035,948
Cirrus Logic, Inc. (a) 425 52,789
Enphase Energy, Inc. (a) 972 109,855
Entegris, Inc. 1,201 135,149
First Solar, Inc. (a) 754 188,078
Intel Corp. 34,182 801,910
KLA Corp. 1,073 830,942
Lam Research Corp. 1,035 844,643
Lattice Semiconductor Corp. (a) 1,090 57,846
Marvell Technology, Inc. 6,837 493,084
Microchip Technology, Inc. 4,200 337,218
Micron Technology, Inc. 8,835 916,278
MKS Instruments, Inc. 709 77,075
Monolithic Power Systems, Inc. 373 344,839
NVIDIA Corp. 168,087 20,412,485
ON Semiconductor Corp. (a) 3,408 247,455
Onto Innovation, Inc. (a) 392 81,364
Qorvo, Inc. (a) 753 77,785
QUALCOMM, Inc. 8,898 1,513,105
Rambus, Inc. (a) 856 36,140
Skyworks Solutions, Inc. 1,273 125,734
Teradyne, Inc. 1,281 171,564
Texas Instruments, Inc. 7,291 1,506,102
Universal Display Corp. 349 73,255
39,845,743
Software (10.6%)
Adobe, Inc. (a) 3,532 1,828,799
Altair Engineering, Inc., Class  A (a) 463 44,221
ANSYS, Inc. (a) 695 221,448
Appfolio, Inc., Class  A (a) 175 41,195
AppLovin Corp., Class  A (a) 1,503 196,217
Aspen Technology, Inc. (a) 214 51,108
Atlassian Corp., Class  A (a) 1,247 198,036
Autodesk, Inc. (a) 1,713 471,897
BILL Holdings, Inc. (a) 818 43,158
Cadence Design Systems, Inc. (a) 2,169 587,864

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
CCC Intelligent Solutions Holdings, Inc. (a) 3,323 $ 36,719
Clearwater Analytics Holdings, Inc., Class  A (a) 1,099 27,750
CommVault Systems, Inc. (a) 343 52,771
Confluent, Inc., Class  A (a) 1,870 38,111
Crowdstrike Holdings, Inc., Class  A (a) 1,824 511,577
Datadog, Inc., Class  A (a) 2,348 270,161
DocuSign, Inc., Class  A (a) 1,622 100,710
Dolby Laboratories, Inc., Class  A 470 35,969
Dropbox, Inc., Class  A (a) 1,877 47,732
Dynatrace, Inc. (a) 2,078 111,111
Elastic NV (a) 687 52,734
Fair Isaac Corp. (a) 201 390,648
Fortinet, Inc. (a) 5,045 391,240
Gen Digital, Inc. 4,459 122,310
Guidewire Software, Inc. (a) 654 119,643
HashiCorp, Inc., Class  A (a) 1,202 40,700
HubSpot, Inc. (a) 393 208,919
Intuit, Inc. 2,185 1,356,885
Manhattan Associates, Inc. (a) 485 136,469
Microsoft Corp. 52,157 22,443,157
Nutanix, Inc., Class  A (a) 1,825 108,131
Oracle Corp. 12,825 2,185,380
Palo Alto Networks, Inc. (a) 2,559 874,666
PTC, Inc. (a) 949 171,446
Qualys, Inc. (a) 290 37,253
Roper Technologies, Inc. 853 474,643
Salesforce, Inc. 7,448 2,038,592
SentinelOne, Inc., Class  A (a) 2,137 51,117
ServiceNow, Inc. (a) 1,639 1,465,905
Smartsheet, Inc., Class  A (a) 1,022 56,578
SPS Commerce, Inc. (a) 294 57,086
Synopsys, Inc. (a) 1,222 618,809
Tenable Holdings, Inc. (a) 937 37,967
Tyler Technologies, Inc. (a) 338 197,297
Varonis Systems, Inc., Class  B (a) 866 48,929
Workday, Inc., Class  A (a) 1,676 409,631
Zoom Video Communications, Inc., Class  A (a) 2,091 145,826
Zscaler, Inc. (a) 741 126,667
39,285,182
Specialized REITs (1.2%)
American Tower Corp. 4,296 999,078
Crown Castle, Inc. 3,993 473,690
CubeSmart 2,059 110,836
Digital Realty Trust, Inc. 3,013 487,594
Equinix, Inc. 871 773,126
Extra Space Storage, Inc. 1,928 347,406
Iron Mountain, Inc. 2,328 276,636
Lamar Advertising Co., Class  A 804 107,414
Public Storage 1,459 530,886
SBA Communications Corp., Class  A 979 235,645
Weyerhaeuser Co. 5,396 182,709
4,525,020
Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class  A (a) 378 52,882
Asbury Automotive Group, Inc. (a) 149 35,550
AutoNation, Inc. (a) 194 34,711
AutoZone, Inc. (a) 128 403,205
Shares Value
Bath & Body Works, Inc. 1,635 $ 52,189
Best Buy Co., Inc. 1,498 154,743
Burlington Stores, Inc. (a) 478 125,944
CarMax, Inc. (a) 1,172 90,689
Carvana Co., Class  A (a) 830 144,511
Chewy, Inc., Class  A (a) 985 28,851
Dick's Sporting Goods, Inc. 420 87,654
Five Below, Inc. (a) 403 35,605
Floor & Decor Holdings, Inc., Class  A (a) 796 98,839
GameStop Corp., Class  A (a) 2,026 46,456
Gap, Inc. (The) 1,701 37,507
Home Depot, Inc. (The) 7,486 3,033,327
Lithia Motors, Inc., Class  A 197 62,575
Lowe's Cos., Inc. 4,273 1,157,342
O'Reilly Automotive, Inc. (a) 434 499,795
Penske Automotive Group, Inc. 139 22,576
RH (a) 113 37,791
Ross Stores, Inc. 2,465 371,007
Signet Jewelers Ltd. 324 33,417
TJX Cos., Inc. (The) 8,494 998,385
Tractor Supply Co. 811 235,944
Ulta Beauty, Inc. (a) 355 138,138
Williams-Sonoma, Inc. 917 142,062
8,161,695
Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc. 107,852 25,129,516
Dell Technologies, Inc., Class  C 2,264 268,375
Hewlett Packard Enterprise Co. 10,338 211,516
HP, Inc. 7,691 275,876
NetApp, Inc. 1,630 201,321
Pure Storage, Inc., Class  A (a) 2,455 123,339
Seagate Technology Holdings plc 1,675 183,463
Super Micro Computer, Inc. (a) 401 166,976
Western Digital Corp. (a) 2,704 184,656
26,745,038
Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co. 246 20,465
Crocs, Inc. (a) 432 62,558
Deckers Outdoor Corp. (a) 1,139 181,614
Levi Strauss & Co., Class  A 719 15,674
Lululemon Athletica, Inc. (a) 809 219,522
NIKE, Inc., Class  B 8,911 787,732
PVH Corp. 418 42,147
Ralph Lauren Corp., Class  A 292 56,610
Skechers USA, Inc., Class  A (a) 992 66,385
Tapestry, Inc. 1,728 81,181
VF Corp. 2,768 55,222
1,589,110
Trading Companies & Distributors (0.6%)
Air Lease Corp., Class  A 1,105 50,045
Applied Industrial Technologies, Inc. 401 89,475
Beacon Roofing Supply, Inc. (a) 464 40,104
Boise Cascade Co. 291 41,025
Core & Main, Inc., Class  A (a) 1,756 77,966
Fastenal Co. 4,310 307,820
Ferguson Enterprises, Inc. 1,509 299,642
FTAI Aviation Ltd. 1,065 141,538
GATX Corp. 371 49,139

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Trading Companies & Distributors (cont’d)
MSC Industrial Direct Co., Inc., Class  A 332 $ 28,572
SiteOne Landscape Supply, Inc. (a) 335 50,555
United Rentals, Inc. 697 564,382
Watsco, Inc. 370 181,996
WESCO International, Inc. 340 57,113
WW Grainger, Inc. 334 346,963
2,326,335
Water Utilities (0.1%)
American Water Works Co., Inc. 1,794 262,355
Essential Utilities, Inc. 2,518 97,119
359,474
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. 3,922 809,344
Total Common Stocks
(Cost $288,696,046) 368,421,156
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $533,180)
533,180 533,180
Total Investments ( 100.0% )
(Cost $289,229,226 ) (c) 368,954,336
Other Assets in Excess of Liabilities (0.0%) (b) 148,652
NET ASSETS (100.0%) $ 369,102,988
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At September 30, 2024, the aggregate cost for federal income tax purposes is $289,382,247. The aggregate gross unrealized appreciation is $84,458,104 and the aggregate gross unrealized depreciation is $4,886,015, resulting in net unrealized appreciation of $79,572,089.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 71.2%
Semiconductors & Semiconductor Equipment 10.8
Software 10.7
Technology Hardware, Storage & Peripherals 7.3
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Calvert US Large-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $288,696,046) $ 368,421,156
Investment in Security of Affiliated Issuer, at Value (Cost $533,180) 533,180
Total Investments in Securities, at Value (Cost $289,229,226) 368,954,336
Dividends Receivable 194,114
Total Assets
369,148,450
Liabilities:
Payable for Management Fee 45,462
Total Liabilities
45,462
Net Assets
$ 369,102,988
Net Assets Consist of:
Paid-in-Capital $ 292,149,803
Total Distributable Earnings 76,953,185
Net Assets
$ 369,102,988
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 5,152,000
Net Asset Value Per Share
$ 71 .64

Annual Report — September 30, 2024
Calvert US Large-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $631 of Foreign Taxes Withheld) $ 3,839,898
Dividends from Security of Affiliated Issuer (Note G) 33,481
Total Investment Income 3,873,379
Expenses:
Management Fee (Note B) 428,989
Total Expenses 428,989
Rebate from Morgan Stanley Affiliate (Note G) (971)
Net Expenses 428,018
Net Investment Income
3,445,361
Realized Gain (Loss):
Investments Sold (2,317,911)
In-kind Redemptions on Investments 14,343,160
Net Realized Gain 12,025,249
Change in Unrealized Appreciation (Depreciation):
Investments 71,324,083
Net Change in Unrealized Appreciation (Depreciation) 71,324,083
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
83,349,332
Net Increase in Net Assets Resulting from Operations $ 86,794,693

Annual Report — September 30, 2024
Calvert US Large-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 3,445,361 $ 1,281,788
Net Realized Gain (Loss) 12,025,249 (585,115)
Net Change in Unrealized Appreciation (Depreciation) 71,324,083 8,401,027
Net Increase in Net Assets Resulting from Operations 86,794,693 9,097,700
Dividends and Distributions to Shareholders:
Dividends and Distributions (3,466,142) (1,150,871)
Total Dividends and Distributions to Shareholders (3,466,142) (1,150,871)
Capital Share Transactions:
Subscribed – 20,100,000
Subscribed In-Kind 107,681,207 189,829,193
Redeemed In-Kind (39,782,792) –
Net Increase in Net Assets Resulting from Capital Share Transactions 67,898,415 209,929,193
Total Increase in Net Assets 151,226,966 217,876,022
Net Assets:
Beginning of Period 217,876,022 –
End of Period $ 369,102,988 $ 217,876,022
Capital Share Transactions:
Beginning of Period 4,102,000 –
Shares Subscribed – 402,000
Shares Subscribed In-Kind 1,650,000 3,700,000
Shares Redeemed In-Kind (600,000) –
Shares Outstanding, End of Period Net Increase in 5,152,000 4,102,000
^ Commencement of Operations

Annual Report — September 30, 2024
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$53.11 $50.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0.76 0.45
Net Realized and Unrealized Gain 18.53 2.98
Total from Investment Operations 19.29 3.43
Distributions from and/or in Excess of:
— —
Net Investment Income (0.76) (0.32)
Net Asset Value, End of Period
$71.64 $53.11
Total Return
(3)
36.47% 6.85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$369,103 $—
Net Assets, End of Period (Thousands) $369,103 $217,876
Ratio of Expenses
(5)
0.15% 0.15%
(6)
Ratio of Net Investment Income
(5)
1.20% 1.25%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate
(8)
10% 6%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

15
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Core Responsible Index ETF (the “Fund”),
which seeks to track the performance of the Calvert US Large-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$368,421
(1)
$—  $—  $368,421
Short-Term Investment
Investment
Company  533   —   —   533
Total Assets $368,954  $—  $—  $368,954
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2024, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $29,245,483 and $29,152,136,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2024. Purchase and Sales related to In-Kind transactions were
$107,176,281 and $39,552,020, respectively, for the year end-
ed September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $971 relating to
the Fund’s investment in the Liquidity Fund.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $1,625,086 and $1,157,658, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 456 $ 6,417 $ 6,340 $ 33
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 533
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$3,466,142 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,150,871 $–
Total
Distributable Paid-In
Earnings Capital
$(14,322,195) $14,322,195
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$163,840 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
 The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

21
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert US Large-Cap Core Responsible Index ETF and the Board of Trustees of Morgan Stanley ETF
Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Core Responsible Index ETF (the
“Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of
September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of opera-
tions) through September 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan
Stanley ETF Trust) at September 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of opera-
tions) through September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

22
Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited)
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the Management Agreement, including operations, compliance, busi-
ness management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The
Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appro-
priate benchmarks where applicable. The Board reviewed the Fund’s performance relative to the index that the Fund seeks to track
(the “Index”) and considered the Fund’s tracking error compared to such Index. The Board discussed with the Adviser the perfor-
mance goals and the actual results achieved in managing the Fund. The Board observed that the Portfolio’s investment performance was consistent with the Portfolio’s investment objective of seeking to track the performance of its Index. In reviewing performance information for the Fund against its peer group, the Board considered that the Fund has a different investment objective than funds in its designated peer group. The Board noted that the peer group performance information did not necessarily provide a meaning-
ful direct comparison to the Fund and that the Fund’s performance relative to its Index provided a more meaningful comparison.
The Board discussed with the Adviser the unitary management fee (the “management fee”) for this Fund relative to comparable funds advised by the Adviser and/or its affiliates, when applicable, and compared to peers as prepared by Broadridge. The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board also considered that the fees charged by the Fund’s other service providers is paid by the
Adviser under the unitary management fee structure. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s performance was competitive, and the management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particu-
larly the management fee schedule, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered the Adviser’s assertion that the management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited) (cont’d)
23
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these ar-
rangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $3,466,142 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

CVLC-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Diversity, Equity and
Inclusion Index ETF
NYSE Arca: CDEI
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
7
Statement of Operations
....................................................................................
8
Statements of Changes in Net Assets
.......................................................................
9
Financial Highlights
.........................................................................................
10
Notes to Financial Statements
...............................................................................
11
Report of Independent Registered Public Accounting Firm
....................................................
17
Investment Advisory Agreement Approval
....................................................................
18
Federal Tax Notice
..........................................................................................
20

Annual Report — September 30, 2024
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. 139 $ 18,264
FedEx Corp. 223 61,031
79,295
Automobile Components (0.1%)
Aptiv plc (a) 263 18,939
BorgWarner, Inc. 225 8,165
Lear Corp. 57 6,221
33,325
Automobiles (0.0%)(b)
Thor Industries, Inc. 50 5,494
Banks (4.0%)
Bank of America Corp. 6,706 266,094
Cadence Bank 180 5,733
Citigroup, Inc. 1,882 117,813
Citizens Financial Group, Inc. 441 18,112
Comerica, Inc. 130 7,788
Cullen/Frost Bankers, Inc. 59 6,600
East West Bancorp, Inc. 136 11,253
Fifth Third Bancorp 666 28,531
Huntington Bancshares, Inc. 1,424 20,933
JPMorgan Chase & Co. 2,805 591,462
KeyCorp 934 15,644
Old National Bancorp 316 5,897
Regions Financial Corp. 906 21,137
Synovus Financial Corp. 141 6,270
Truist Financial Corp. 1,321 56,499
U.S. Bancorp 1,542 70,516
Wintrust Financial Corp. 64 6,946
Zions Bancorp NA 144 6,800
1,264,028
Beverages (1.7%)
Celsius Holdings, Inc. (a) 166 5,206
Coca-Cola Co. (The) 3,836 275,655
Keurig Dr Pepper, Inc. 1,046 39,204
PepsiCo, Inc. 1,353 230,077
550,142
Biotechnology (3.0%)
AbbVie, Inc. 1,745 344,603
Alnylam Pharmaceuticals, Inc. (a) 125 34,379
Amgen, Inc. 530 170,771
Biogen, Inc. (a) 143 27,719
Blueprint Medicines Corp. (a) 61 5,643
Gilead Sciences, Inc. 1,229 103,039
Halozyme Therapeutics, Inc. (a) 125 7,155
Moderna, Inc. (a) 339 22,655
Regeneron Pharmaceuticals, Inc. (a) 105 110,380
Vertex Pharmaceuticals, Inc. (a) 255 118,596
944,940
Broadline Retail (0.1%)
eBay, Inc. 484 31,513
Etsy, Inc. (a) 113 6,275
Macy's, Inc. 277 4,346
42,134
Shares Value
Building Products (0.9%)
AAON, Inc. 66 $ 7,117
Allegion plc 86 12,534
Armstrong World Industries, Inc. 42 5,520
AZEK Co., Inc. (The), Class  A (a) 141 6,599
Carrier Global Corp. 834 67,129
Fortune Brands Innovations, Inc. 122 10,923
Johnson Controls International plc 660 51,223
Masco Corp. 215 18,047
Owens Corning 85 15,004
Trane Technologies plc 221 85,909
Trex Co., Inc. (a) 106 7,057
287,062
Capital Markets (2.4%)
Ameriprise Financial, Inc. 96 45,102
Bank of New York Mellon Corp. (The) 730 52,458
Cboe Global Markets, Inc. 103 21,102
Charles Schwab Corp. (The) 1,473 95,465
CME Group, Inc. 355 78,331
Intercontinental Exchange, Inc. 563 90,440
Janus Henderson Group plc 129 4,911
Jefferies Financial Group, Inc. 161 9,909
LPL Financial Holdings, Inc. 73 16,982
MarketAxess Holdings, Inc. 37 9,479
Moody's Corp. 156 74,036
Morningstar, Inc. 26 8,297
Nasdaq, Inc. 407 29,715
Northern Trust Corp. 196 17,646
Raymond James Financial, Inc. 184 22,533
S&P Global, Inc. 309 159,636
Tradeweb Markets, Inc., Class  A 114 14,098
750,140
Chemicals (0.4%)
Ashland, Inc. 48 4,175
Balchem Corp. 31 5,456
Ecolab, Inc. 250 63,832
FMC Corp. 122 8,045
International Flavors & Fragrances, Inc. 228 23,924
Mosaic Co. (The) 316 8,462
113,894
Commercial Services & Supplies (0.6%)
Clean Harbors, Inc. (a) 50 12,085
Copart, Inc. (a) 865 45,326
Republic Services, Inc., Class  A 202 40,570
Tetra Tech, Inc. 265 12,497
Waste Management, Inc. 396 82,210
192,688
Communications Equipment (1.3%)
Arista Networks, Inc. (a) 253 97,107
Ciena Corp. (a) 141 8,684
Cisco Systems, Inc. 3,941 209,740
Juniper Networks, Inc. 322 12,552
Motorola Solutions, Inc. 164 73,739
401,822
Construction & Engineering (0.2%)
AECOM 133 13,735
EMCOR Group, Inc. 45 19,374

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Construction & Engineering (cont’d)
Quanta Services, Inc. 144 $ 42,933
76,042
Construction Materials (0.0%)(b)
Summit Materials, Inc., Class  A (a) 120 4,684
Consumer Finance (0.9%)
American Express Co. 561 152,143
Capital One Financial Corp. 372 55,700
Discover Financial Services 246 34,511
FirstCash Holdings, Inc. 38 4,363
SoFi Technologies, Inc. (a) 1,064 8,363
Synchrony Financial 390 19,453
274,533
Consumer Staples Distribution & Retail (1.8%)
Casey's General Stores, Inc. 36 13,526
Dollar General Corp. 218 18,436
Dollar Tree, Inc. (a) 213 14,978
Kroger Co. (The) 710 40,683
Performance Food Group Co. (a) 150 11,756
Sysco Corp. 487 38,015
Target Corp. 455 70,916
U.S. Foods Holding Corp. (a) 241 14,822
Walmart, Inc. 4,290 346,417
569,549
Containers & Packaging (0.2%)
Amcor plc 1,432 16,224
Crown Holdings, Inc. 119 11,410
Graphic Packaging Holding Co. 295 8,729
Silgan Holdings, Inc. 82 4,305
Sonoco Products Co. 97 5,299
45,967
Distributors (0.0%)(b)
Pool Corp. 37 13,942
Diversified Consumer Services (0.0%)(b)
Service Corp. International 139 10,971
Diversified Telecommunication Services (1.1%)
AT&T, Inc. 7,075 155,650
Verizon Communications, Inc. 4,163 186,960
342,610
Electric Utilities (1.0%)
Alliant Energy Corp. 253 15,354
Avangrid, Inc. 73 2,613
Eversource Energy 353 24,022
Exelon Corp. 989 40,104
IDACORP, Inc. 52 5,361
NextEra Energy, Inc. 2,031 171,680
NRG Energy, Inc. 200 18,220
Portland General Electric Co. 103 4,934
Xcel Energy, Inc. 550 35,915
318,203
Electrical Equipment (0.7%)
Eaton Corp. plc 392 129,924
Emerson Electric Co. 564 61,685
nVent Electric plc 163 11,452
Shares Value
Rockwell Automation, Inc. 112 $ 30,068
233,129
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class  A 1,185 77,214
Badger Meter, Inc. 29 6,334
Itron, Inc. (a) 44 4,700
TD SYNNEX Corp. 74 8,886
Trimble, Inc. (a) 241 14,964
Zebra Technologies Corp., Class  A (a) 50 18,516
130,614
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class  A 983 35,535
Entertainment (1.6%)
Electronic Arts, Inc. 236 33,852
Netflix, Inc. (a) 422 299,312
Walt Disney Co. (The) 1,794 172,565
505,729
Financial Services (3.6%)
Equitable Holdings, Inc. 315 13,240
Fidelity National Information Services, Inc. 541 45,309
Fiserv, Inc. (a) 566 101,682
Jack Henry & Associates, Inc. 71 12,534
Mastercard, Inc., Class  A 815 402,447
MGIC Investment Corp. 255 6,528
Mr Cooper Group, Inc. (a) 62 5,715
PayPal Holdings, Inc. (a) 1,009 78,732
Radian Group, Inc. 148 5,134
Visa, Inc., Class  A 1,647 452,843
1,124,164
Food Products (0.7%)
Conagra Brands, Inc. 474 15,415
Flowers Foods, Inc. 197 4,545
General Mills, Inc. 551 40,691
Hershey Co. (The) 145 27,808
J.M. Smucker Co. (The) 103 12,473
Kellanova 260 20,985
Mondelez International, Inc., Class  A 1,317 97,023
218,940
Gas Utilities (0.0%)(b)
Southwest Gas Holdings, Inc. 60 4,426
Ground Transportation (0.5%)
Lyft, Inc., Class  A (a) 345 4,399
Union Pacific Corp. 601 148,134
XPO, Inc. (a) 113 12,149
164,682
Health Care Equipment & Supplies (2.6%)
Abbott Laboratories 1,708 194,729
Align Technology, Inc. (a) 68 17,294
Baxter International, Inc. 502 19,061
Becton Dickinson & Co. 284 68,472
Boston Scientific Corp. (a) 1,451 121,594
Edwards Lifesciences Corp. (a) 586 38,670
Hologic, Inc. (a) 227 18,491
IDEXX Laboratories, Inc. (a) 80 40,418
Inspire Medical Systems, Inc. (a) 29 6,120
Insulet Corp. (a) 68 15,827

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
Medtronic plc 1,268 $ 114,158
Penumbra, Inc. (a) 37 7,190
STERIS plc 97 23,526
Stryker Corp. 353 127,525
813,075
Health Care Providers & Services (2.8%)
Centene Corp. (a) 516 38,844
Cigna Group (The) 272 94,232
CVS Health Corp. 1,242 78,097
Elevance Health, Inc. 229 119,080
HealthEquity, Inc. (a) 84 6,875
Henry Schein, Inc. (a) 123 8,967
UnitedHealth Group, Inc. 911 532,644
878,739
Health Care REITs (0.4%)
Healthpeak Properties, Inc. 692 15,826
Omega Healthcare Investors, Inc. 256 10,419
Ventas, Inc. 407 26,101
Welltower, Inc. 602 77,074
129,420
Health Care Technology (0.1%)
Veeva Systems, Inc., Class  A (a) 146 30,641
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. 689 12,126
Ryman Hospitality Properties, Inc. 58 6,220
18,346
Hotels, Restaurants & Leisure (1.4%)
Booking Holdings, Inc. 33 139,000
Choice Hotels International, Inc. 27 3,518
Hilton Worldwide Holdings, Inc. 240 55,320
Hyatt Hotels Corp., Class  A 43 6,545
Marriott International, Inc., Class  A 233 57,924
Starbucks Corp. 1,097 106,946
Texas Roadhouse, Inc., Class  A 66 11,656
Vail Resorts, Inc. 36 6,274
Yum! Brands, Inc. 277 38,700
425,883
Household Durables (0.1%)
Meritage Homes Corp. 35 7,177
Tempur Sealy International, Inc. 166 9,064
TopBuild Corp. (a) 30 12,204
Whirlpool Corp. 52 5,564
34,009
Household Products (0.5%)
Clorox Co. (The) 122 19,875
Colgate-Palmolive Co. 808 83,878
Kimberly-Clark Corp. 332 47,237
150,990
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 705 14,142
Clearway Energy, Inc., Class  C 113 3,467
17,609
Industrial REITs (0.0%)(b)
Rexford Industrial Realty, Inc. 217 10,917
Shares Value
Insurance (1.9%)
Allstate Corp. (The) 259 $ 49,119
American Financial Group, Inc. 72 9,691
American International Group, Inc. 636 46,574
Aon plc, Class  A 208 71,966
Arch Capital Group Ltd. (a) 359 40,165
First American Financial Corp. 98 6,469
Globe Life, Inc. 88 9,320
Hartford Financial Services Group, Inc. (The) 289 33,989
Lincoln National Corp. 168 5,294
Marsh & McLennan Cos., Inc. 486 108,422
MetLife, Inc. 586 48,333
Old Republic International Corp. 239 8,466
Primerica, Inc. 32 8,485
Principal Financial Group, Inc. 229 19,671
Prudential Financial, Inc. 352 42,627
Reinsurance Group of America, Inc. 64 13,944
RenaissanceRe Holdings Ltd. 48 13,075
Travelers Cos., Inc. (The) 225 52,677
Unum Group 182 10,818
599,105
Interactive Media & Services (5.8%)
Alphabet, Inc., Class  A 10,970 1,819,375
Pinterest, Inc., Class  A (a) 590 19,098
1,838,473
IT Services (1.6%)
Accenture plc, Class  A 619 218,804
Akamai Technologies, Inc. (a) 147 14,840
EPAM Systems, Inc. (a) 55 10,947
Gartner, Inc. (a) 74 37,500
International Business Machines Corp. 910 201,183
Twilio, Inc., Class  A (a) 172 11,218
VeriSign, Inc. (a) 86 16,336
510,828
Leisure Products (0.0%)(b)
Brunswick Corp. 65 5,448
Mattel, Inc. (a) 337 6,420
11,868
Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc. 284 42,168
Avantor, Inc. (a) 657 16,997
Bio-Rad Laboratories, Inc., Class  A (a) 20 6,692
Danaher Corp. 650 180,713
IQVIA Holdings, Inc. (a) 178 42,181
Medpace Holdings, Inc. (a) 24 8,011
Thermo Fisher Scientific, Inc. 378 233,819
Waters Corp. (a) 59 21,234
West Pharmaceutical Services, Inc. 71 21,311
573,126
Machinery (1.5%)
Chart Industries, Inc. (a) 42 5,214
Cummins, Inc. 133 43,064
Deere & Co. 251 104,750
Fortive Corp. 345 27,231
Franklin Electric Co., Inc. 39 4,088
IDEX Corp. 75 16,087
Ingersoll Rand, Inc. 399 39,166

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Machinery (cont’d)
ITT, Inc. 80 $ 11,961
Lincoln Electric Holdings, Inc. 54 10,369
Middleby Corp. (The) (a) 52 7,235
Otis Worldwide Corp. 396 41,160
Parker-Hannifin Corp. 126 79,609
Stanley Black & Decker, Inc. 151 16,630
Toro Co. (The) 101 8,760
Westinghouse Air Brake Technologies Corp. 172 31,264
Xylem, Inc. 239 32,272
478,860
Media (0.8%)
Comcast Corp., Class  A 3,795 158,517
Interpublic Group of Cos., Inc. (The) 372 11,767
Omnicom Group, Inc. 192 19,851
Paramount Global, Class  B 610 6,478
Trade Desk, Inc. (The), Class  A (a) 437 47,917
244,530
Metals & Mining (0.0%)(b)
ATI, Inc. (a) 121 8,096
Mortgage Real Estate Investment Trusts (REITs) (0.0%)(b)
Rithm Capital Corp. 488 5,539
Multi-Utilities (0.5%)
CMS Energy Corp. 294 20,765
DTE Energy Co. 204 26,196
Public Service Enterprise Group, Inc. 492 43,891
Sempra 626 52,353
143,205
Passenger Airlines (0.1%)
Alaska Air Group, Inc. (a) 125 5,651
Delta Air Lines, Inc. 637 32,353
38,004
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class  A 230 22,929
Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co. 2,005 103,739
Elanco Animal Health, Inc. (a) 488 7,169
Eli Lilly & Co. 841 745,075
Merck & Co., Inc. 2,505 284,468
Organon & Co. 257 4,916
Pfizer, Inc. 5,605 162,209
Royalty Pharma plc, Class  A 381 10,778
Zoetis, Inc., Class  A 449 87,726
1,406,080
Professional Services (0.8%)
Automatic Data Processing, Inc. 403 111,522
Booz Allen Hamilton Holding Corp., Class  A 125 20,345
Broadridge Financial Solutions, Inc. 115 24,728
Dayforce, Inc. (a) 151 9,249
Equifax, Inc. 122 35,851
ExlService Holdings, Inc. (a) 155 5,913
FTI Consulting, Inc. (a) 35 7,965
Genpact Ltd. 163 6,391
Maximus, Inc. 59 5,496
Paycom Software, Inc. 50 8,329
Paylocity Holding Corp. (a) 43 7,094
Shares Value
Robert Half, Inc. 100 $ 6,741
Science Applications International Corp. 50 6,964
TriNet Group, Inc. 33 3,200
259,788
Real Estate Management & Development (0.2%)
CoStar Group, Inc. (a) 400 30,176
Jones Lang LaSalle, Inc. (a) 46 12,411
Zillow Group, Inc., Class  C (a) 201 12,834
55,421
Residential REITs (0.0%)(b)
Equity LifeStyle Properties, Inc. 176 12,556
Retail REITs (0.4%)
Brixmor Property Group, Inc. 297 8,275
Kimco Realty Corp. 656 15,232
NNN REIT, Inc. 181 8,777
Realty Income Corp. 860 54,541
Simon Property Group, Inc. 320 54,086
140,911
Semiconductors & Semiconductor Equipment (14.5%)
Advanced Micro Devices, Inc. (a) 1,591 261,051
Analog Devices, Inc. 488 112,323
Broadcom, Inc. 4,511 778,147
Cirrus Logic, Inc. (a) 52 6,459
First Solar, Inc. (a) 100 24,944
Intel Corp. 4,230 99,236
Lam Research Corp. 128 104,458
Micron Technology, Inc. 1,093 113,355
MKS Instruments, Inc. 67 7,284
NVIDIA Corp. 23,296 2,829,066
ON Semiconductor Corp. (a) 421 30,569
QUALCOMM, Inc. 1,100 187,055
Teradyne, Inc. 158 21,161
4,575,108
Software (13.9%)
Adobe, Inc. (a) 437 226,270
ANSYS, Inc. (a) 86 27,402
Appfolio, Inc., Class  A (a) 22 5,179
Atlassian Corp., Class  A (a) 155 24,616
Autodesk, Inc. (a) 212 58,402
BILL Holdings, Inc. (a) 98 5,170
CommVault Systems, Inc. (a) 42 6,462
Crowdstrike Holdings, Inc., Class  A (a) 225 63,106
DocuSign, Inc., Class  A (a) 201 12,480
Dropbox, Inc., Class  A (a) 235 5,976
Dynatrace, Inc. (a) 259 13,849
Fair Isaac Corp. (a) 23 44,701
Gen Digital, Inc. 554 15,196
HubSpot, Inc. (a) 49 26,048
Intuit, Inc. 271 168,291
Microsoft Corp. 7,244 3,117,093
Nutanix, Inc., Class  A (a) 227 13,450
Palo Alto Networks, Inc. (a) 316 108,009
Salesforce, Inc. 921 252,087
ServiceNow, Inc. (a) 202 180,667
Tenable Holdings, Inc. (a) 116 4,700
Tyler Technologies, Inc. (a) 42 24,516
4,403,670

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Specialized REITs (1.0%)
American Tower Corp. 460 $ 106,978
Crown Castle, Inc. 428 50,774
CubeSmart 222 11,950
Digital Realty Trust, Inc. 323 52,271
Equinix, Inc. 94 83,437
Weyerhaeuser Co. 719 24,345
329,755
Specialty Retail (2.4%)
Bath & Body Works, Inc. 216 6,895
Best Buy Co., Inc. 196 20,247
Burlington Stores, Inc. (a) 62 16,336
Dick's Sporting Goods, Inc. 55 11,478
Home Depot, Inc. (The) 981 397,501
Lowe's Cos., Inc. 561 151,947
TJX Cos., Inc. (The) 1,115 131,057
Tractor Supply Co. 106 30,839
766,300
Technology Hardware, Storage & Peripherals (11.6%)
Apple, Inc. 15,027 3,501,291
Dell Technologies, Inc., Class  C 279 33,072
Hewlett Packard Enterprise Co. 1,282 26,230
HP, Inc. 953 34,184
NetApp, Inc. 202 24,949
Seagate Technology Holdings plc 207 22,673
Western Digital Corp. (a) 335 22,877
3,665,276
Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co. 32 2,662
Crocs, Inc. (a) 58 8,399
Deckers Outdoor Corp. (a) 150 23,917
PVH Corp. 56 5,646
Skechers USA, Inc., Class  A (a) 130 8,700
VF Corp. 366 7,302
56,626
Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc. 38 8,479
Fastenal Co. 565 40,352
GATX Corp. 34 4,504
Watsco, Inc. 33 16,232
69,567
Water Utilities (0.1%)
American Water Works Co., Inc. 191 27,932
Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc. 485 100,085
Total Common Stocks
(Cost $29,844,522) 31,591,951
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $51,092)
51,092 $ 51,092
Total Investments ( 100.0% )
(Cost $29,895,614 ) (c) 31,643,043
Other Assets in Excess of Liabilities (0.0%) (b) 10,581
NET ASSETS (100.0%) $ 31,653,624
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At September 30, 2024, the aggregate cost for federal income tax purposes is $29,911,184. The aggregate gross unrealized
appreciation is $2,325,297 and the aggregate gross unrealized depreciation is $593,438, resulting in net unrealized appreciation of
$1,731,859.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 54.2%
Semiconductors & Semiconductor Equipment 14.5
Software 13.9
Technology Hardware, Storage & Peripherals 11.6
Interactive Media & Services 5.8
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $29,844,522) $ 31,591,951
Investment in Security of Affiliated Issuer, at Value (Cost $51,092) 51,092
Total Investments in Securities, at Value (Cost $29,895,614) 31,643,043
Dividends Receivable 13,938
Total Assets
31,656,981
Liabilities:
Payable for Management Fee 3,357
Total Liabilities
3,357
Net Assets
$ 31,653,624
Net Assets Consist of:
Paid-in-Capital $ 30,755,433
Total Distributable Earnings 898,191
Net Assets
$ 31,653,624
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 450,000
Net Asset Value Per Share
$ 70 .34

Annual Report — September 30, 2024
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 479,389
Dividends from Security of Affiliated Issuer (Note G) 4,755
Total Investment Income 484,144
Expenses:
Management Fee (Note B) 45,449
Total Expenses 45,449
Rebate from Morgan Stanley Affiliate (Note G) (138)
Net Expenses 45,311
Net Investment Income
438,833
Realized Gain (Loss):
Investments Sold (556,767)
In-kind Redemptions on Investments 8,001,801
Net Realized Gain 7,445,034
Change in Unrealized Appreciation (Depreciation):
Investments 871,457
Net Change in Unrealized Appreciation (Depreciation) 871,457
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
8,316,491
Net Increase in Net Assets Resulting from Operations $ 8,755,324

Annual Report — September 30, 2024
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 438,833  $ 221,453
Net Realized Gain 7,445,034  1,026,249
Net Change in Unrealized Appreciation (Depreciation) 871,457  875,972
Net Increase in Net Assets Resulting from Operations 8,755,324  2,123,674
Dividends and Distributions to Shareholders:
Dividends and Distributions (449,376) (203,084)
Total Dividends and Distributions to Shareholders (449,376) (203,084)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 29,384,260  8,130,996
Redeemed In-Kind (30,412,206) (5,675,964)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions (1,027,946) 22,455,032
Total Increase in Net Assets 7,278,002  24,375,622
Net Assets:
Beginning of Period 24,375,622  –
End of Period $ 31,653,624  $ 24,375,622
Capital Share Transactions:
Beginning of Period 450,000  –
Shares Subscribed –  400,000
(1)
Shares Subscribed In-Kind 450,000  150,000
Shares Redeemed In-Kind (450,000) (100,000)
Shares Outstanding, End of Period Net Increase in 450,000
(2)
450,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.
(2) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 66.7% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$54.17 $50.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0.86 0.49
Net Realized and Unrealized Gain 16.21 4.13
Total from Investment Operations 17.07 4.62
Distributions from and/or in Excess of:
— —
Net Investment Income (0.90) (0.45)
Net Asset Value, End of Period
$70.34 $54.17
Total Return
(3)
31.65% 9.23%
(4)
Ratios to Average Net Assets and Supplemental Data:
$31,654 $—
Net Assets, End of Period (Thousands) $31,654 $24,376
Ratio of Expenses
(5)
0.14% 0.14%
(6)
Ratio of Net Investment Income
(5)
1.35% 1.36%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate
(8)
44% 19%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

11
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust ( the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust and
is authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
(“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Diversity, Equity and Inclusion Index ETF (the
(“Fund”), which seeks to track the performance of the Calvert
US Large-Cap Diversity Research Index. The Fund is non-di-
versified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$31,592
(1)
$—  $—  $31,592
Short-Term Investment
Investment
Company  51   —   —   51
Total Assets $31,643  $—  $—  $31,643
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.14% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2024, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $14,024,581 and $14,269,457,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2024. Purchase and Sales related to In-Kind transactions were
$29,307,224 and $30,105,043, respectively, for the year ended
September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $138 relating to
the Fund’s investment in the Liquidity Fund.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $300,201 and $543,144, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 59 $ 1,124 $ 1,132 $ 5
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 51
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$449,376 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$203,084 $–
Total
Distributable Paid-In
Earnings Capital
$(7,998,833) $7,998,833
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$9,677 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

17
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF and the Board of Trustees of Mor-
gan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF (the “Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of invest-
ments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through September 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opin-
ion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Morgan Stanley ETF Trust) at September 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

18
Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited)
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the Management Agreement, including operations, compliance, busi-
ness management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The
Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appro-
priate benchmarks where applicable. The Board reviewed the Fund’s performance relative to the index that the Fund seeks to track
(the “Index”) and considered the Fund’s tracking error compared to such Index. The Board discussed with the Adviser the perfor-
mance goals and the actual results achieved in managing the Fund. The Board observed that the Portfolio’s investment performance was consistent with the Portfolio’s investment objective of seeking to track the performance of its Index. In reviewing performance information for the Fund against its peer group, the Board considered that the Fund has a different investment objective than funds in its designated peer group. The Board noted that the peer group performance information did not necessarily provide a meaning-
ful direct comparison to the Fund and that the Fund’s performance relative to its Index provided a more meaningful comparison.
The Board discussed with the Adviser the unitary management fee (the “management fee”) for this Fund relative to comparable funds advised by the Adviser and/or its affiliates, when applicable, and compared to peers as prepared by Broadridge. The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board also considered that the fees charged by the Fund’s other service providers is paid by the
Adviser under the unitary management fee structure. When a fund’s management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.
The Board noted that the Fund’s management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund’s performance was competitive, and the management fee and total expense ratio were acceptable.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particu-
larly the management fee schedule, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered the Adviser’s assertion that the management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited) (cont’d)
19
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these ar-
rangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $449,376 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

CDEI-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF
NYSE Arca: CVMC
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
9
Statement of Operations
....................................................................................
10
Statements of Changes in Net Assets
.......................................................................
11
Financial Highlights
.........................................................................................
12
Notes to Financial Statements
...............................................................................
13
Report of Independent Registered Public Accounting Firm
....................................................
19
Investment Advisory Agreement Approval
....................................................................
20
Federal Tax Notice
..........................................................................................
22

Annual Report — September 30, 2024
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc. (a) 541 $ 216,184
Curtiss-Wright Corp. 297 97,621
HEICO Corp. 767 200,555
Hexcel Corp. 631 39,015
Moog, Inc., Class  A 219 44,242
Woodward, Inc. 434 74,435
672,052
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc. 1,098 121,186
Expeditors International of Washington, Inc. 1,190 156,366
GXO Logistics, Inc. (a) 899 46,811
324,363
Automobile Components (0.6%)
Aptiv plc (a) 2,181 157,054
Autoliv, Inc. 753 70,308
BorgWarner, Inc. 2,132 77,370
Lear Corp. 529 57,740
Modine Manufacturing Co. (a) 484 64,270
426,742
Automobiles (0.3%)
Harley-Davidson, Inc. 1,233 47,507
Rivian Automotive, Inc., Class  A (a) 6,861 76,980
Thor Industries, Inc. 477 52,418
176,905
Banks (2.9%)
Bank OZK 701 30,136
BOK Financial Corp. 170 17,785
Cadence Bank 1,188 37,838
Citizens Financial Group, Inc. 2,925 120,130
Comerica, Inc. 865 51,822
Commerce Bancshares, Inc. 821 48,767
Cullen/Frost Bankers, Inc. 391 43,737
East West Bancorp, Inc. 902 74,632
Fifth Third Bancorp 4,423 189,481
First Citizens BancShares, Inc., Class  A 78 143,594
First Horizon Corp. 3,480 54,044
FNB Corp. 2,333 32,919
Home BancShares, Inc. 1,216 32,942
Huntington Bancshares, Inc. 9,434 138,680
KeyCorp 6,179 103,498
M&T Bank Corp. 1,093 194,685
Old National Bancorp 2,079 38,794
Pinnacle Financial Partners, Inc. 497 48,691
Popular, Inc. 465 46,626
Prosperity Bancshares, Inc. 599 43,170
Regions Financial Corp. 6,000 139,980
SouthState Corp. 496 48,201
Synovus Financial Corp. 935 41,580
Webster Financial Corp. 1,117 52,063
Western Alliance Bancorp 712 61,581
Wintrust Financial Corp. 430 46,668
Zions Bancorp NA 956 45,142
1,927,186
Beverages (0.1%)
Celsius Holdings, Inc. (a) 1,226 38,447
Shares Value
Coca-Cola Consolidated, Inc. 39 $ 51,340
89,787
Biotechnology (1.9%)
Alnylam Pharmaceuticals, Inc. (a) 910 250,277
Apellis Pharmaceuticals, Inc. (a) 746 21,515
Biogen, Inc. (a) 1,059 205,276
BioMarin Pharmaceutical, Inc. (a) 1,391 97,773
Blueprint Medicines Corp. (a) 460 42,550
Bridgebio Pharma, Inc. (a) 1,043 26,555
Exact Sciences Corp. (a) 1,347 91,758
Exelixis, Inc. (a) 2,058 53,405
Halozyme Therapeutics, Inc. (a) 928 53,119
Incyte Corp. (a) 1,408 93,069
Ionis Pharmaceuticals, Inc. (a) 992 39,739
Neurocrine Biosciences, Inc. (a) 730 84,111
Sarepta Therapeutics, Inc. (a) 662 82,677
United Therapeutics Corp. (a) 323 115,747
1,257,571
Broadline Retail (0.5%)
eBay, Inc. 3,149 205,031
Etsy, Inc. (a) 735 40,815
Macy's, Inc. 1,779 27,913
Ollie's Bargain Outlet Holdings, Inc. (a) 396 38,491
312,250
Building Products (1.9%)
AAON, Inc. 519 55,969
Advanced Drainage Systems, Inc. 539 84,709
Allegion plc 675 98,375
AO Smith Corp. 933 83,811
Armstrong World Industries, Inc. 280 36,800
AZEK Co., Inc. (The), Class  A (a) 917 42,916
Carlisle Cos., Inc. 376 169,106
Fortune Brands Innovations, Inc. 797 71,355
Lennox International, Inc. 248 149,864
Masco Corp. 1,405 117,936
Owens Corning 777 137,156
Simpson Manufacturing Co., Inc. 326 62,354
Trex Co., Inc. (a) 698 46,473
UFP Industries, Inc. 386 50,647
Zurn Elkay Water Solutions Corp. 928 33,352
1,240,823
Capital Markets (4.8%)
Affiliated Managers Group, Inc. 192 34,138
Ameriprise Financial, Inc. 645 303,027
Ares Management Corp., Class  A 1,211 188,722
Bank of New York Mellon Corp. (The) 4,839 347,730
Blue Owl Capital, Inc., Class  A 3,604 69,773
Carlyle Group, Inc. (The) 1,360 58,562
Cboe Global Markets, Inc. 686 140,541
Evercore, Inc., Class  A 234 59,282
FactSet Research Systems, Inc. 292 134,276
Franklin Resources, Inc. 1,846 37,197
Hamilton Lane, Inc., Class  A 276 46,476
Houlihan Lokey, Inc., Class  A 348 54,991
Invesco Ltd. 2,910 51,100
Janus Henderson Group plc 849 32,321
Jefferies Financial Group, Inc. 1,063 65,428
LPL Financial Holdings, Inc. 488 113,523

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
MarketAxess Holdings, Inc. 283 $ 72,505
Morningstar, Inc. 209 66,696
MSCI, Inc., Class  A 517 301,375
Nasdaq, Inc. 2,703 197,346
Northern Trust Corp. 1,307 117,669
Raymond James Financial, Inc. 1,222 149,646
SEI Investments Co. 706 48,848
State Street Corp. 1,954 172,870
Stifel Financial Corp. 652 61,223
T Rowe Price Group, Inc. 1,431 155,879
TPG, Inc., Class  A 544 31,313
Tradeweb Markets, Inc., Class  A 759 93,865
3,206,322
Chemicals (1.6%)
Arcadium Lithium plc (a) 17,666 50,348
Ashland, Inc. 378 32,875
Axalta Coating Systems Ltd. (a) 1,698 61,451
Balchem Corp. 251 44,176
Cabot Corp. 420 46,943
Celanese Corp., Class  A 846 115,022
Eastman Chemical Co. 903 101,091
Element Solutions, Inc. 1,725 46,851
FMC Corp. 963 63,500
International Flavors & Fragrances, Inc. 1,777 186,461
Mosaic Co. (The) 2,459 65,852
PPG Industries, Inc. 1,696 224,652
1,039,222
Commercial Services & Supplies (1.0%)
Brink's Co. (The) 331 38,277
Casella Waste Systems, Inc., Class  A (a) 431 42,880
Clean Harbors, Inc. (a) 387 93,542
MSA Safety, Inc. 287 50,897
Rollins, Inc. 2,225 112,540
Stericycle, Inc. (a) 704 42,944
Tetra Tech, Inc. 2,030 95,735
Veralto Corp. 1,650 184,569
661,384
Communications Equipment (0.4%)
Ciena Corp. (a) 990 60,974
F5, Inc. (a) 403 88,740
Juniper Networks, Inc. 2,261 88,134
237,848
Construction & Engineering (1.4%)
AECOM 1,017 105,026
API Group Corp. (a) 1,862 61,483
Comfort Systems USA, Inc. 268 104,614
Dycom Industries, Inc. (a) 214 42,179
EMCOR Group, Inc. 351 151,116
MasTec, Inc. (a) 469 57,734
Quanta Services, Inc. 1,005 299,641
Valmont Industries, Inc. 154 44,652
WillScot Holdings Corp. (a) 1,398 52,565
919,010
Construction Materials (0.5%)
Summit Materials, Inc., Class  A (a) 1,876 73,220
Shares Value
Vulcan Materials Co. 948 $ 237,408
310,628
Consumer Finance (0.9%)
Ally Financial, Inc. 1,800 64,062
Credit Acceptance Corp. (a) 42 18,624
Discover Financial Services 1,643 230,496
FirstCash Holdings, Inc. 255 29,274
OneMain Holdings, Inc. 783 36,856
SLM Corp. 1,408 32,201
SoFi Technologies, Inc. (a) 7,008 55,083
Synchrony Financial 2,582 128,790
595,386
Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class  A 2,998 55,403
BJ's Wholesale Club Holdings, Inc. (a) 849 70,026
Casey's General Stores, Inc. 272 102,193
Dollar General Corp. 1,417 119,836
Dollar Tree, Inc. (a) 1,388 97,604
Kroger Co. (The) 4,988 285,812
Performance Food Group Co. (a) 1,121 87,853
Sprouts Farmers Market, Inc. (a) 735 81,151
Sysco Corp. 3,414 266,497
U.S. Foods Holding Corp. (a) 1,792 110,208
1,276,583
Containers & Packaging (1.8%)
Amcor plc 11,191 126,794
AptarGroup, Inc. 512 82,017
Avery Dennison Corp. 616 135,988
Ball Corp. 2,346 159,317
Berry Global Group, Inc. 888 60,366
Crown Holdings, Inc. 929 89,073
Graphic Packaging Holding Co. 2,304 68,175
Packaging Corp. of America 686 147,765
Sealed Air Corp. 1,119 40,620
Silgan Holdings, Inc. 642 33,705
Smurfit WestRock plc 3,917 193,578
Sonoco Products Co. 757 41,355
1,178,753
Distributors (0.4%)
Genuine Parts Co. 897 125,293
LKQ Corp. 1,689 67,425
Pool Corp. 240 90,432
283,150
Diversified Consumer Services (0.4%)
Bright Horizons Family Solutions, Inc. (a) 441 61,797
Duolingo, Inc., Class  A (a) 275 77,556
H&R Block, Inc. 1,057 67,172
Service Corp. International 1,077 85,008
291,533
Diversified REITs (0.2%)
Essential Properties Realty Trust, Inc. 1,326 45,283
WP Carey, Inc. 1,647 102,608
147,891
Electric Utilities (1.8%)
Alliant Energy Corp. 1,950 118,346
Avangrid, Inc. 541 19,362

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electric Utilities (cont’d)
Evergy, Inc. 1,724 $ 106,905
Eversource Energy 2,714 184,688
Exelon Corp. 6,966 282,471
IDACORP, Inc. 403 41,545
NRG Energy, Inc. 1,537 140,021
Portland General Electric Co. 781 37,410
Xcel Energy, Inc. 3,954 258,196
1,188,944
Electrical Equipment (1.9%)
Acuity Brands, Inc. 239 65,818
AMETEK, Inc. 1,595 273,877
Atkore, Inc. 275 23,304
Hubbell, Inc., Class  B 416 178,194
NEXTracker, Inc., Class  A (a) 898 33,657
nVent Electric plc 1,276 89,652
Regal Rexnord Corp. 514 85,262
Rockwell Automation, Inc. 824 221,211
Sensata Technologies Holding plc 1,159 41,562
Vertiv Holdings Co., Class  A 2,666 265,240
1,277,777
Electronic Equipment, Instruments & Components (2.6%)
Arrow Electronics, Inc. (a) 340 45,162
Avnet, Inc. 565 30,685
Badger Meter, Inc. 228 49,797
CDW Corp. 928 210,006
Cognex Corp. 1,330 53,865
Coherent Corp. (a) 1,025 91,133
Corning, Inc. 5,404 243,991
Insight Enterprises, Inc. (a) 179 38,555
Itron, Inc. (a) 346 36,956
Jabil, Inc. 760 91,071
Keysight Technologies, Inc. (a) 1,296 205,973
Littelfuse, Inc. 190 50,398
Novanta, Inc. (a) 277 49,561
TD SYNNEX Corp. 491 58,959
Teledyne Technologies, Inc. (a) 360 157,558
Trimble, Inc. (a) 1,891 117,412
Vontier Corp. 1,066 35,967
Zebra Technologies Corp., Class  A (a) 356 131,834
1,698,883
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class  A 7,031 254,171
Entertainment (1.7%)
Electronic Arts, Inc. 1,664 238,684
Liberty Media Corp-Liberty Formula One,
Class  A (a) 1,919 137,266
Liberty Media Corp-Liberty Live, Class  A (a) 513 25,399
Live Nation Entertainment, Inc. (a) 1,181 129,308
ROBLOX Corp., Class  A (a) 3,510 155,352
Roku, Inc., Class  A (a) 880 65,701
Take-Two Interactive Software, Inc. (a) 1,122 172,462
Warner Bros Discovery, Inc. (a) 17,908 147,741
Warner Music Group Corp., Class  A 1,023 32,020
1,103,933
Financial Services (2.0%)
Affirm Holdings, Inc., Class  A (a) 1,750 71,435
Shares Value
Block, Inc., Class  A (a) 3,796 $ 254,825
Equitable Holdings, Inc. 2,094 88,011
Essent Group Ltd. 677 43,524
Euronet Worldwide, Inc. (a) 290 28,777
Fidelity National Information Services, Inc. 3,693 309,289
Jack Henry & Associates, Inc. 504 88,976
Jackson Financial, Inc., Class  A 486 44,338
MGIC Investment Corp. 1,680 43,008
Mr Cooper Group, Inc. (a) 408 37,609
PennyMac Financial Services, Inc. 174 19,831
Radian Group, Inc. 975 33,823
Shift4 Payments, Inc., Class  A (a) 443 39,250
Toast, Inc., Class  A (a) 2,725 77,145
Voya Financial, Inc. 643 50,938
WEX, Inc. (a) 284 59,563
1,290,342
Food Products (2.7%)
Bunge Global SA 1,035 100,022
Campbell Soup Co. 1,455 71,179
Conagra Brands, Inc. 3,515 114,308
Darling Ingredients, Inc. (a) 1,159 43,069
Flowers Foods, Inc. 1,446 33,359
Freshpet, Inc. (a) 346 47,323
General Mills, Inc. 3,838 283,436
Hershey Co. (The) 1,085 208,081
Hormel Foods Corp. 2,143 67,933
Ingredion, Inc. 476 65,417
J.M. Smucker Co. (The) 766 92,763
Kellanova 1,930 155,770
Kraft Heinz Co. (The) 6,420 225,406
Lamb Weston Holdings, Inc. 1,030 66,682
Lancaster Colony Corp. 142 25,073
McCormick & Co., Inc. (Non-Voting) 1,970 162,131
1,761,952
Gas Utilities (0.2%)
National Fuel Gas Co. 687 41,639
Southwest Gas Holdings, Inc. 460 33,930
UGI Corp. 1,628 40,732
116,301
Ground Transportation (1.3%)
JB Hunt Transport Services, Inc. 744 128,213
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,480 79,846
Landstar System, Inc. 331 62,516
Lyft, Inc., Class  A (a) 2,389 30,460
Old Dominion Freight Line, Inc. 1,308 259,821
Ryder System, Inc. 396 57,737
Saia, Inc. (a) 250 109,315
XPO, Inc. (a) 1,072 115,251
843,159
Health Care Equipment & Supplies (3.4%)
Align Technology, Inc. (a) 515 130,975
Baxter International, Inc. 3,747 142,274
Cooper Cos., Inc. (The) (a) 1,466 161,758
DENTSPLY SIRONA, Inc. 1,489 40,292
GE HealthCare Technologies, Inc. 2,992 280,799
Glaukos Corp. (a) 391 50,939
Globus Medical, Inc., Class  A (a) 829 59,307

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
Hologic, Inc. (a) 1,697 $ 138,238
IDEXX Laboratories, Inc. (a) 564 284,944
Inspire Medical Systems, Inc. (a) 216 45,587
Insulet Corp. (a) 515 119,866
Masimo Corp. (a) 316 42,132
Merit Medical Systems, Inc. (a) 419 41,410
Penumbra, Inc. (a) 277 53,824
ResMed, Inc. 1,028 250,955
STERIS plc 728 176,569
Teleflex, Inc. 347 85,820
Zimmer Biomet Holdings, Inc. 1,505 162,465
2,268,154
Health Care Providers & Services (2.0%)
Centene Corp. (a) 3,580 269,502
Chemed Corp. 110 66,107
DaVita, Inc. (a) 373 61,146
Encompass Health Corp. 734 70,934
Ensign Group, Inc. (The) 407 58,535
HealthEquity, Inc. (a) 594 48,619
Henry Schein, Inc. (a) 925 67,432
Humana, Inc. 820 259,727
Labcorp Holdings, Inc. 620 138,558
Molina Healthcare, Inc. (a) 429 147,816
Option Care Health, Inc. (a) 1,255 39,281
Quest Diagnostics, Inc. 819 127,150
1,354,807
Health Care REITs (0.9%)
Alexandria Real Estate Equities, Inc. 1,317 156,394
Healthcare Realty Trust, Inc., Class  A 2,749 49,894
Healthpeak Properties, Inc. 5,311 121,462
Omega Healthcare Investors, Inc. 1,958 79,691
Ventas, Inc. 3,122 200,214
607,655
Health Care Technology (0.4%)
Doximity, Inc., Class  A (a) 841 36,642
Veeva Systems, Inc., Class  A (a) 1,026 215,327
251,969
Hotel & Resort REITs (0.2%)
Host Hotels & Resorts, Inc. 5,282 92,963
Ryman Hospitality Properties, Inc. 443 47,508
140,471
Hotels, Restaurants & Leisure (1.6%)
Aramark 1,931 74,788
Cava Group, Inc. (a) 555 68,737
Choice Hotels International, Inc. 202 26,320
Darden Restaurants, Inc. 870 142,793
Domino's Pizza, Inc. 257 110,546
Hyatt Hotels Corp., Class  A 334 50,835
Planet Fitness, Inc., Class  A (a) 646 52,468
Texas Roadhouse, Inc., Class  A 490 86,534
Vail Resorts, Inc. 279 48,627
Wingstop, Inc. 215 89,457
Wyndham Hotels & Resorts, Inc. 593 46,337
Yum! Brands, Inc. 1,958 273,552
1,070,994
Shares Value
Household Durables (2.0%)
Installed Building Products, Inc. 180 $ 44,329
KB Home 554 47,472
Lennar Corp., Class  A 1,660 311,217
Meritage Homes Corp. 270 55,369
Mohawk Industries, Inc. (a) 337 54,149
NVR, Inc. (a) 22 215,860
PulteGroup, Inc. 1,542 221,323
Taylor Morrison Home Corp., Class  A (a) 773 54,311
Tempur Sealy International, Inc. 1,082 59,077
Toll Brothers, Inc. 765 118,185
TopBuild Corp. (a) 229 93,159
Whirlpool Corp. 345 36,915
1,311,366
Household Products (0.9%)
Church & Dwight Co., Inc. 1,579 165,353
Clorox Co. (The) 799 130,165
Kimberly-Clark Corp. 2,174 309,317
604,835
Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The) 5,404 108,404
Brookfield Renewable Corp., Class  A 1,027 33,542
Clearway Energy, Inc., Class  C 681 20,893
162,839
Industrial REITs (0.5%)
Americold Realty Trust, Inc. 2,160 61,063
First Industrial Realty Trust, Inc. 1,001 56,036
Rexford Industrial Realty, Inc. 1,669 83,968
STAG Industrial, Inc. 1,386 54,179
Terreno Realty Corp. 722 48,251
303,497
Insurance (4.2%)
Allstate Corp. (The) 1,727 327,525
American Financial Group, Inc. 479 64,473
Arch Capital Group Ltd. (a) 2,391 267,505
Axis Capital Holdings Ltd. 509 40,521
Brown & Brown, Inc. 1,803 186,791
Cincinnati Financial Corp. 1,009 137,345
Everest Group Ltd. 282 110,496
First American Financial Corp. 752 49,639
Globe Life, Inc. 577 61,110
Hanover Insurance Group, Inc. (The) 234 34,658
Hartford Financial Services Group, Inc. (The) 1,921 225,929
Kinsale Capital Group, Inc. 144 67,042
Lincoln National Corp. 1,107 34,882
Old Republic International Corp. 1,573 55,716
Primerica, Inc. 222 58,863
Principal Financial Group, Inc. 1,514 130,053
Prudential Financial, Inc. 2,343 283,737
Reinsurance Group of America, Inc. 431 93,902
RenaissanceRe Holdings Ltd. 329 89,620
Ryan Specialty Holdings, Inc., Class  A 646 42,888
Selective Insurance Group, Inc. 397 37,040
Unum Group 1,211 71,982
W. R. Berkley Corp. 1,964 111,418
White Mountains Insurance Group Ltd. 15 25,443

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Willis Towers Watson plc 666 $ 196,157
2,804,735
Interactive Media & Services (0.3%)
Pinterest, Inc., Class  A (a) 4,136 133,882
Snap, Inc., Class  A (a) 7,212 77,169
ZoomInfo Technologies, Inc., Class  A (a) 2,022 20,867
231,918
IT Services (2.5%)
Akamai Technologies, Inc. (a) 1,036 104,584
Amdocs Ltd. 792 69,284
Cloudflare, Inc., Class  A (a) 2,076 167,928
Cognizant Technology Solutions Corp., Class  A 3,441 265,576
EPAM Systems, Inc. (a) 384 76,428
Gartner, Inc. (a) 526 266,556
Kyndryl Holdings, Inc. (a) 1,586 36,446
MongoDB, Inc., Class  A (a) 495 133,823
Okta, Inc., Class  A (a) 1,111 82,592
Snowflake, Inc., Class  A (a) 2,153 247,294
Twilio, Inc., Class  A (a) 1,210 78,916
VeriSign, Inc. (a) 603 114,546
1,643,973
Leisure Products (0.2%)
Brunswick Corp. 508 42,581
Hasbro, Inc. 844 61,038
Mattel, Inc. (a) 2,177 41,472
145,091
Life Sciences Tools & Services (2.9%)
Agilent Technologies, Inc. 1,970 292,505
Avantor, Inc. (a) 4,902 126,815
Bio-Rad Laboratories, Inc., Class  A (a) 144 48,179
Bio-Techne Corp. 1,161 92,799
Bruker Corp. 761 52,555
Charles River Laboratories International, Inc. (a) 377 74,258
Illumina, Inc. (a) 1,173 152,971
IQVIA Holdings, Inc. (a) 1,223 289,814
Medpace Holdings, Inc. (a) 188 62,754
Mettler-Toledo International, Inc. (a) 153 229,454
PerkinElmer, Inc. 909 116,125
Repligen Corp. (a) 385 57,296
Waters Corp. (a) 439 157,992
West Pharmaceutical Services, Inc. 534 160,285
1,913,802
Machinery (5.3%)
AGCO Corp. 482 47,169
Allison Transmission Holdings, Inc. 673 64,655
Chart Industries, Inc. (a) 331 41,090
CNH Industrial NV 6,339 70,363
Cummins, Inc. 923 298,858
Donaldson Co., Inc. 931 68,615
Dover Corp. 1,039 199,218
Esab Corp. 440 46,776
Federal Signal Corp. 464 43,365
Flowserve Corp. 1,016 52,517
Fortive Corp. 2,638 208,217
Franklin Electric Co., Inc. 305 31,970
Graco, Inc. 1,300 113,763
Shares Value
IDEX Corp. 588 $ 126,126
Ingersoll Rand, Inc. 2,823 277,106
ITT, Inc. 631 94,341
Lincoln Electric Holdings, Inc. 421 80,840
Middleby Corp. (The) (a) 413 57,461
Mueller Industries, Inc. 850 62,985
Nordson Corp. 420 110,305
Oshkosh Corp. 502 50,305
Otis Worldwide Corp. 2,790 289,993
Pentair plc 1,280 125,171
Snap-on, Inc. 406 117,622
SPX Technologies, Inc. (a) 347 55,333
Stanley Black & Decker, Inc. 1,192 131,275
Timken Co. (The) 491 41,386
Toro Co. (The) 795 68,950
Watts Water Technologies, Inc., Class  A 210 43,510
Westinghouse Air Brake Technologies Corp. 1,272 231,212
Xylem, Inc. 1,726 233,062
3,483,559
Media (1.5%)
Charter Communications, Inc., Class  A (a) 673 218,106
Interpublic Group of Cos., Inc. (The) 2,870 90,778
Liberty Broadband Corp., Class  C (a) 901 69,638
New York Times Co. (The), Class  A 1,226 68,251
Nexstar Media Group, Inc., Class  A 233 38,527
Omnicom Group, Inc. 1,484 153,431
Paramount Global, Class  B 4,671 49,606
Trade Desk, Inc. (The), Class  A (a) 2,982 326,976
1,015,313
Metals & Mining (1.1%)
ATI, Inc. (a) 1,456 97,421
Commercial Metals Co. 1,552 85,298
Nucor Corp. 1,662 249,865
Reliance, Inc. 480 138,821
Steel Dynamics, Inc. 1,226 154,574
725,979
Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. 5,110 53,451
Annaly Capital Management, Inc. 3,286 65,950
Rithm Capital Corp. 3,205 36,377
Starwood Property Trust, Inc. 1,956 39,863
195,641
Multi-Utilities (2.7%)
Ameren Corp. 2,025 177,106
CMS Energy Corp. 2,262 159,765
Consolidated Edison, Inc. 2,445 254,598
Dominion Energy, Inc. 5,639 325,878
DTE Energy Co. 1,563 200,705
NiSource, Inc. 3,409 118,122
Public Service Enterprise Group, Inc. 3,434 306,347
WEC Energy Group, Inc. 2,318 222,945
1,765,466
Office REITs (0.3%)
BXP, Inc. 1,200 96,552
COPT Defense Properties 855 25,932
Vornado Realty Trust 1,288 50,747
173,231

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp. 447 $ 48,035
Passenger Airlines (0.6%)
Alaska Air Group, Inc. (a) 1,185 53,574
American Airlines Group, Inc. (a) 6,016 67,620
Delta Air Lines, Inc. 4,802 243,893
365,087
Personal Care Products (0.8%)
BellRing Brands, Inc. (a) 828 50,276
Coty, Inc., Class  A (a) 2,359 22,151
elf Beauty, Inc. (a) 350 38,161
Estee Lauder Cos., Inc. (The), Class  A 1,500 149,535
Kenvue, Inc. 12,371 286,141
546,264
Pharmaceuticals (0.5%)
Catalent, Inc. (a) 1,312 79,468
Elanco Animal Health, Inc. (a) 3,611 53,046
Jazz Pharmaceuticals plc (a) 442 49,243
Organon & Co. 1,901 36,366
Royalty Pharma plc, Class  A 2,833 80,145
298,268
Professional Services (3.0%)
Booz Allen Hamilton Holding Corp., Class  A 976 158,854
Broadridge Financial Solutions, Inc. 807 173,529
Dayforce, Inc. (a) 1,058 64,802
Equifax, Inc. 859 252,426
ExlService Holdings, Inc. (a) 1,079 41,164
Exponent, Inc. 384 44,268
FTI Consulting, Inc. (a) 272 61,896
Genpact Ltd. 1,139 44,660
Maximus, Inc. 457 42,574
Parsons Corp. (a) 317 32,867
Paychex, Inc. 2,199 295,084
Paycom Software, Inc. 351 58,466
Paylocity Holding Corp. (a) 302 49,821
Robert Half, Inc. 775 52,243
Science Applications International Corp. 352 49,023
SS&C Technologies Holdings, Inc. 1,483 110,053
TransUnion 1,483 155,270
TriNet Group, Inc. 248 24,049
Verisk Analytics, Inc., Class  A 987 264,476
1,975,525
Real Estate Management & Development (1.0%)
CBRE Group, Inc., Class  A (a) 2,154 268,130
CoStar Group, Inc. (a) 2,932 221,190
Jones Lang LaSalle, Inc. (a) 358 96,592
Zillow Group, Inc., Class  C (a) 1,406 89,773
675,685
Residential REITs (1.7%)
AvalonBay Communities, Inc. 1,022 230,206
Camden Property Trust 801 98,948
Equity LifeStyle Properties, Inc. 1,357 96,808
Equity Residential 2,766 205,956
Essex Property Trust, Inc. 486 143,574
Mid-America Apartment Communities, Inc. 885 140,627
Sun Communities, Inc. 936 126,500
Shares Value
UDR, Inc. 2,500 $ 113,350
1,155,969
Retail REITs (0.7%)
Brixmor Property Group, Inc. 2,279 63,493
Federal Realty Investment Trust 632 72,661
Kimco Realty Corp. 5,029 116,773
Kite Realty Group Trust 1,659 44,063
NNN REIT, Inc. 1,389 67,353
Regency Centers Corp. 1,372 99,100
463,443
Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc. (a) 926 21,576
Cirrus Logic, Inc. (a) 370 45,958
Enphase Energy, Inc. (a) 790 89,286
Entegris, Inc. 1,047 117,819
First Solar, Inc. (a) 614 153,156
Lattice Semiconductor Corp. (a) 948 50,310
MKS Instruments, Inc. 521 56,638
Monolithic Power Systems, Inc. 318 293,991
ON Semiconductor Corp. (a) 2,967 215,434
Onto Innovation, Inc. (a) 341 70,778
Qorvo, Inc. (a) 656 67,765
Rambus, Inc. (a) 745 31,454
Skyworks Solutions, Inc. 1,109 109,536
Teradyne, Inc. 1,115 149,332
Universal Display Corp. 305 64,019
1,537,052
Software (5.8%)
Altair Engineering, Inc., Class  A (a) 403 38,491
ANSYS, Inc. (a) 606 193,090
Appfolio, Inc., Class  A (a) 152 35,781
AppLovin Corp., Class  A (a) 1,309 170,890
Aspen Technology, Inc. (a) 186 44,421
Atlassian Corp., Class  A (a) 1,086 172,468
Autodesk, Inc. (a) 1,408 387,876
BILL Holdings, Inc. (a) 708 37,354
CCC Intelligent Solutions Holdings, Inc. (a) 2,893 31,968
Clearwater Analytics Holdings, Inc., Class  A (a) 957 24,164
CommVault Systems, Inc. (a) 299 46,001
Confluent, Inc., Class  A (a) 1,627 33,158
Datadog, Inc., Class  A (a) 2,044 235,183
DocuSign, Inc., Class  A (a) 1,411 87,609
Dolby Laboratories, Inc., Class  A 409 31,301
Dropbox, Inc., Class  A (a) 1,634 41,553
Dynatrace, Inc. (a) 1,809 96,727
Elastic NV (a) 598 45,902
Fair Isaac Corp. (a) 165 320,681
Fortinet, Inc. (a) 4,225 327,649
Gen Digital, Inc. 3,882 106,483
Guidewire Software, Inc. (a) 570 104,276
HashiCorp, Inc., Class  A (a) 1,047 35,451
HubSpot, Inc. (a) 342 181,807
Manhattan Associates, Inc. (a) 422 118,742
Nutanix, Inc., Class  A (a) 1,589 94,148
PTC, Inc. (a) 827 149,406
Qualys, Inc. (a) 253 32,500
SentinelOne, Inc., Class  A (a) 1,860 44,491
Smartsheet, Inc., Class  A (a) 890 49,270

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
SPS Commerce, Inc. (a) 255 $ 49,513
Tenable Holdings, Inc. (a) 815 33,024
Tyler Technologies, Inc. (a) 294 171,614
Varonis Systems, Inc., Class  B (a) 754 42,601
Zoom Video Communications, Inc., Class  A (a) 1,821 126,997
Zscaler, Inc. (a) 645 110,256
3,852,846
Specialized REITs (2.1%)
Crown Castle, Inc. 2,900 344,027
CubeSmart 1,701 91,565
Extra Space Storage, Inc. 1,465 263,978
Iron Mountain, Inc. 2,027 240,869
Lamar Advertising Co., Class  A 664 88,710
SBA Communications Corp., Class  A 809 194,726
Weyerhaeuser Co. 4,386 148,510
1,372,385
Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class  A (a) 324 45,328
Asbury Automotive Group, Inc. (a) 128 30,540
AutoNation, Inc. (a) 167 29,880
Bath & Body Works, Inc. 1,401 44,720
Best Buy Co., Inc. 1,283 132,534
Burlington Stores, Inc. (a) 410 108,027
CarMax, Inc. (a) 1,004 77,689
Carvana Co., Class  A (a) 712 123,966
Chewy, Inc., Class  A (a) 844 24,721
Dick's Sporting Goods, Inc. 360 75,132
Five Below, Inc. (a) 345 30,481
Floor & Decor Holdings, Inc., Class  A (a) 682 84,684
GameStop Corp., Class  A (a) 1,736 39,806
Gap, Inc. (The) 1,457 32,127
Lithia Motors, Inc., Class  A 169 53,681
Penske Automotive Group, Inc. 120 19,490
RH (a) 97 32,440
Signet Jewelers Ltd. 277 28,570
Tractor Supply Co. 695 202,196
Ulta Beauty, Inc. (a) 304 118,292
Williams-Sonoma, Inc. 786 121,767
1,456,071
Technology Hardware, Storage & Peripherals (1.8%)
Hewlett Packard Enterprise Co. 9,000 184,140
HP, Inc. 6,695 240,150
NetApp, Inc. 1,419 175,261
Pure Storage, Inc., Class  A (a) 2,137 107,363
Seagate Technology Holdings plc 1,459 159,804
Super Micro Computer, Inc. (a) 349 145,323
Western Digital Corp. (a) 2,354 160,755
1,172,796
Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co. 211 17,553
Crocs, Inc. (a) 370 53,580
Deckers Outdoor Corp. (a) 977 155,783
Levi Strauss & Co., Class  A 616 13,429
Lululemon Athletica, Inc. (a) 694 188,317
PVH Corp. 359 36,198
Ralph Lauren Corp., Class  A 250 48,467
Skechers USA, Inc., Class  A (a) 850 56,882
Shares Value
Tapestry, Inc. 1,481 $ 69,577
VF Corp. 2,372 47,321
687,107
Trading Companies & Distributors (2.7%)
Air Lease Corp., Class  A 811 36,730
Applied Industrial Technologies, Inc. 295 65,823
Beacon Roofing Supply, Inc. (a) 397 34,313
Boise Cascade Co. 249 35,104
Core & Main, Inc., Class  A (a) 1,287 57,143
Fastenal Co. 3,693 263,754
Ferguson Enterprises, Inc. 1,293 256,751
FTAI Aviation Ltd. 781 103,795
GATX Corp. 272 36,027
MSC Industrial Direct Co., Inc., Class  A 284 24,441
SiteOne Landscape Supply, Inc. (a) 287 43,311
United Rentals, Inc. 441 357,091
Watsco, Inc. 272 133,791
WESCO International, Inc. 292 49,050
WW Grainger, Inc. 286 297,100
1,794,224
Water Utilities (0.4%)
American Water Works Co., Inc. 1,447 211,609
Essential Utilities, Inc. 2,081 80,264
291,873
Total Common Stocks
(Cost $58,343,226) 65,978,776
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $115,885)
115,885 115,885
Total Investments ( 99.9% )
(Cost $58,459,111 ) (b) 66,094,661
Other Assets in Excess of Liabilities (0.1%) 56,552
NET ASSETS (100.0%) $ 66,151,213
(a) Non-income producing security.
(b) At September 30, 2024, the aggregate cost for federal income tax purposes is $58,528,639. The aggregate gross unrealized
appreciation is $9,054,876 and the aggregate gross unrealized depreciation is $1,488,854, resulting in net unrealized appreciation of $7,566,022.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 88.9%
Software 5.8
Machinery 5.3
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Calvert US Mid-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $58,343,226) $ 65,978,776
Investment in Security of Affiliated Issuer, at Value (Cost $115,885) 115,885
Total Investments in Securities, at Value (Cost $58,459,111) 66,094,661
Dividends Receivable 64,720
Total Assets
66,159,381
Liabilities:
Payable for Management Fee 8,168
Total Liabilities
8,168
Net Assets
$ 66,151,213
Net Assets Consist of:
Paid-in-Capital $ 60,539,928
Total Distributable Earnings 5,611,285
Net Assets
$ 66,151,213
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,100,000
Net Asset Value Per Share
$ 60 .14

Annual Report — September 30, 2024
Calvert US Mid-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $446 of Foreign Taxes Withheld) $ 657,800
Dividends from Security of Affiliated Issuer (Note G) 6,040
Total Investment Income 663,840
Expenses:
Management Fee (Note B) 70,587
Total Expenses 70,587
Rebate from Morgan Stanley Affiliate (Note G) (174)
Net Expenses 70,413
Net Investment Income
593,427
Realized Gain (Loss):
Investments Sold (1,547,919)
In-kind Redemptions on Investments 2,901,690
Net Realized Gain 1,353,771
Change in Unrealized Appreciation (Depreciation):
Investments 8,681,011
Net Change in Unrealized Appreciation (Depreciation) 8,681,011
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
10,034,782
Net Increase in Net Assets Resulting from Operations $ 10,628,209

Annual Report — September 30, 2024
Calvert US Mid-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 593,427  $ 200,807
Net Realized Gain (Loss) 1,353,771  (113,751)
Net Change in Unrealized Appreciation (Depreciation) 8,681,011  (1,045,461)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,628,209  (958,405)
Dividends and Distributions to Shareholders:
Dividends and Distributions (588,367) (181,123)
Total Dividends and Distributions to Shareholders (588,367) (181,123)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 40,643,915  7,447,569
Redeemed In-Kind (8,328,958) (2,511,627)
Net Increase in Net Assets Resulting from Capital Share Transactions 32,314,957  24,935,942
Total Increase in Net Assets 42,354,799  23,796,414
Net Assets:
Beginning of Period 23,796,414  –
End of Period $ 66,151,213  $ 23,796,414
Capital Share Transactions:
Beginning of Period 500,000  –
Shares Subscribed –  400,000
(1)
Shares Subscribed In-Kind 750,000  150,000
Shares Redeemed In-Kind (150,000) (50,000)
Shares Outstanding, End of Period Net Increase in 1,100,000
(2)
500,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.
(2) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 36.4% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$47.59 $50.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0.69 0.44
Net Realized and Unrealized Gain (Loss) 12.47 (2.46)
Total from Investment Operations 13.16 (2.02)
Distributions from and/or in Excess of:
— —
Net Investment Income (0.61) (0.39)
Net Asset Value, End of Period
$60.14 $47.59
Total Return
(3)
27.76% (4.06)%
(4)
Ratios to Average Net Assets and Supplemental Data:
$66,151 $—
Net Assets, End of Period (Thousands) $66,151 $23,796
Ratio of Expenses
(5)
0.15% 0.15%
(6)
Ratio of Net Investment Income
(5)
1.26% 1.32%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate
(8)
28% 16%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

13
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Mid-Cap Core Responsible Index ETF (the (“Fund”),
which seeks to track the performance of the Calvert US Mid-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$65,979
(1)
$—  $—  $65,979
Short-Term Investment
Investment
Company  116   —   —   116
Total Assets $66,095  $—  $—  $66,095
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2024, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $13,041,691 and $12,917,576,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2024. Purchase and Sales related to In-Kind transactions were
$40,334,714 and $8,188,471, respectively, for the year ended
September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $174 relating to
the Fund’s investment in the Liquidity Fund.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $1,008,957 and $1,005,836, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 82 $ 1,771 $ 1,737 $ 6
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 116
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$588,367 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$181,123 $–
Total
Distributable Paid-In
Earnings Capital
$(2,902,653) $2,902,653
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$60,057 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

19
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert US Mid-Cap Core Responsible Index ETF and the Board of Trustees of Morgan Stanley ETF
Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Mid-Cap Core Responsible Index ETF (the
“Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of
September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of opera-
tions) through September 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan
Stanley ETF Trust) at September 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of opera-
tions) through September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

20
Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited)
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the Management Agreement, including operations, compliance, busi-
ness management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The
Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appro-
priate benchmarks where applicable. The Board reviewed the Fund’s performance relative to the index that the Fund seeks to track
(the “Index”) and considered the Fund’s tracking error compared to such Index. The Board discussed with the Adviser the perfor-
mance goals and the actual results achieved in managing the Fund. The Board observed that the Portfolio’s investment performance was consistent with the Portfolio’s investment objective of seeking to track the performance of its Index. In reviewing performance information for the Fund against its peer group, the Board considered that the Fund has a different investment objective than funds in its designated peer group. The Board noted that the peer group performance information did not necessarily provide a meaning-
ful direct comparison to the Fund and that the Fund’s performance relative to its Index provided a more meaningful comparison.
The Board discussed with the Adviser the unitary management fee (the “management fee”) for this Fund relative to comparable funds advised by the Adviser and/or its affiliates, when applicable, and compared to peers as prepared by Broadridge. The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board also considered that the fees charged by the Fund’s other service providers is paid by the
Adviser under the unitary management fee structure. When a fund’s management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.
The Board noted that the Fund’s contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the
Fund’s performance was competitive, and the management fee and total expense ratio were acceptable.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particu-
larly the management fee schedule, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered the Adviser’s assertion that the management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of

Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited) (cont’d)
21
Morgan Stanley ETF Trust
scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these ar-
rangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 91.19% of the dividends qualified for the dividends received deduction.
The Fund designated $32,513 of its distributions paid as qualified business income.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $555,854 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

CVMC-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Select Equity
ETF
NYSE Arca: CVSE
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
5
Statement of Operations
....................................................................................
6
Statements of Changes in Net Assets
.......................................................................
7
Financial Highlights
.........................................................................................
8
Notes to Financial Statements
...............................................................................
9
Report of Independent Registered Public Accounting Firm
....................................................
15
Investment Advisory Agreement Approval
....................................................................
16
Federal Tax Notice
..........................................................................................
18

Annual Report — September 30, 2024
Portfolio of Investments
Calvert US Select Equity ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.9%)
Aerospace & Defense (0.0%)(a)
Hexcel Corp. 173 $ 10,697
Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc. 546 71,744
Automobiles (0.8%)
General Motors Co. 5,410 242,584
Banks (1.9%)
Citizens Financial Group, Inc. 3,498 143,663
Fifth Third Bancorp 2,202 94,333
Huntington Bancshares, Inc. 4,741 69,693
KeyCorp 904 15,142
Regions Financial Corp. 2,131 49,716
Truist Financial Corp. 4,553 194,732
567,279
Biotechnology (1.9%)
Alnylam Pharmaceuticals, Inc. (b) 286 78,658
Amgen, Inc. 743 239,402
Exact Sciences Corp. (b) 565 38,488
Gilead Sciences, Inc. 1,112 93,230
Moderna, Inc. (b) 183 12,230
Regeneron Pharmaceuticals, Inc. (b) 37 38,896
Vertex Pharmaceuticals, Inc. (b) 123 57,205
558,109
Broadline Retail (0.4%)
eBay, Inc. 1,730 112,640
Etsy, Inc. (b) 160 8,885
121,525
Building Products (0.8%)
Trane Technologies plc 619 240,624
Capital Markets (5.0%)
Charles Schwab Corp. (The) 2,333 151,202
Intercontinental Exchange, Inc. 1,923 308,911
Morningstar, Inc. 265 84,567
MSCI, Inc., Class  A 49 28,563
Nasdaq, Inc. 1,534 111,997
S&P Global, Inc. 1,183 611,161
State Street Corp. 1,270 112,357
T Rowe Price Group, Inc. 473 51,524
1,460,282
Chemicals (2.5%)
Ecolab, Inc. 836 213,456
FMC Corp. 958 63,170
Linde plc 423 201,712
Mosaic Co. (The) 3,228 86,446
Sherwin-Williams Co. (The) 470 179,385
744,169
Commercial Services & Supplies (0.6%)
Cintas Corp. 248 51,058
Copart, Inc. (b) 174 9,118
MSA Safety, Inc. 387 68,631
Tetra Tech, Inc. 665 31,361
Veralto Corp. 147 16,443
176,611
Shares Value
Communications Equipment (1.0%)
Ciena Corp. (b) 236 $ 14,535
Cisco Systems, Inc. 3,883 206,653
Lumentum Holdings, Inc. (b) 160 10,141
Motorola Solutions, Inc. 127 57,103
288,432
Construction Materials (0.1%)
CRH plc 411 38,116
Consumer Finance (1.7%)
American Express Co. 913 247,606
Capital One Financial Corp. 767 114,843
Discover Financial Services 946 132,714
495,163
Consumer Staples Distribution & Retail (0.6%)
Target Corp. 1,107 172,537
Containers & Packaging (0.5%)
Ball Corp. 1,931 131,134
Distributors (0.1%)
Genuine Parts Co. 214 29,892
Diversified Consumer Services (0.5%)
Bright Horizons Family Solutions, Inc. (b) 579 81,135
Service Corp. International 653 51,542
132,677
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc. 6,610 296,855
Electric Utilities (0.9%)
Eversource Energy 3,116 212,044
NextEra Energy, Inc. 611 51,648
263,692
Electrical Equipment (2.0%)
Eaton Corp. plc 1,179 390,768
Emerson Electric Co. 1,095 119,760
Rockwell Automation, Inc. 328 88,055
598,583
Entertainment (2.6%)
Electronic Arts, Inc. 186 26,680
Netflix, Inc. (b) 554 392,935
Walt Disney Co. (The) 3,414 328,393
748,008
Financial Services (3.5%)
Fidelity National Information Services, Inc. 530 44,387
Mastercard, Inc., Class  A 887 438,001
MGIC Investment Corp. 1,763 45,133
PayPal Holdings, Inc. (b) 1,131 88,252
Rocket Cos., Inc., Class  A (b) 1,306 25,062
Visa, Inc., Class  A 1,404 386,030
1,026,865
Food Products (2.1%)
Darling Ingredients, Inc. (b) 1,720 63,915
General Mills, Inc. 4,218 311,499
J.M. Smucker Co. (The) 1,085 131,394
McCormick & Co., Inc. (Non-Voting) 1,351 111,187
617,995

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Ground Transportation (0.2%)
Knight-Swift Transportation Holdings, Inc.,
Class  A 971 $ 52,385
Health Care Equipment & Supplies (2.7%)
Boston Scientific Corp. (b) 2,799 234,556
Edwards Lifesciences Corp. (b) 1,322 87,239
Hologic, Inc. (b) 1,085 88,384
IDEXX Laboratories, Inc. (b) 213 107,612
Insulet Corp. (b) 90 20,948
ResMed, Inc. 491 119,863
STERIS plc 493 119,572
778,174
Health Care Providers & Services (0.7%)
DaVita, Inc. (b) 325 53,278
Humana, Inc. 476 150,768
204,046
Health Care REITs (0.1%)
Ventas, Inc. 637 40,851
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. 839 14,766
Hotels, Restaurants & Leisure (0.6%)
Darden Restaurants, Inc. 539 88,466
Planet Fitness, Inc., Class  A (b) 272 22,092
Vail Resorts, Inc. 381 66,404
176,962
Household Products (0.4%)
Church & Dwight Co., Inc. 283 29,636
Clorox Co. (The) 540 87,971
117,607
Industrial REITs (0.7%)
Prologis, Inc. 1,642 207,352
Insurance (4.1%)
Hartford Financial Services Group, Inc. (The) 555 65,274
MetLife, Inc. 4,163 343,364
Primerica, Inc. 246 65,227
Progressive Corp. (The) 1,242 315,170
Prudential Financial, Inc. 1,807 218,828
Travelers Cos., Inc. (The) 844 197,597
1,205,460
IT Services (2.2%)
Accenture plc, Class  A 1,506 532,341
Akamai Technologies, Inc. (b) 464 46,841
Snowflake, Inc., Class  A (b) 225 25,843
Twilio, Inc., Class  A (b) 349 22,762
VeriSign, Inc. (b) 119 22,605
650,392
Leisure Products (0.3%)
Hasbro, Inc. 1,250 90,400
Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc. 722 107,203
Danaher Corp. 443 123,163
IQVIA Holdings, Inc. (b) 132 31,280
Waters Corp. (b) 145 52,184
313,830
Shares Value
Machinery (5.2%)
Caterpillar, Inc. 731 $ 285,909
Cummins, Inc. 915 296,268
Deere & Co. 395 164,845
Illinois Tool Works, Inc. 651 170,608
Parker-Hannifin Corp. 715 451,751
Pentair plc 714 69,822
Stanley Black & Decker, Inc. 321 35,352
Xylem, Inc. 338 45,640
1,520,195
Media (0.9%)
Interpublic Group of Cos., Inc. (The) 2,590 81,922
Omnicom Group, Inc. 1,857 191,995
273,917
Metals & Mining (0.6%)
Nucor Corp. 1,258 189,128
Multi-Utilities (0.6%)
Consolidated Edison, Inc. 1,538 160,152
Office REITs (0.1%)
BXP, Inc. 370 29,770
Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class  A 1,007 100,388
Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co. 2,090 108,137
Eli Lilly & Co. 1,004 889,484
Merck & Co., Inc. 5,289 600,619
Pfizer, Inc. 3,027 87,601
1,685,841
Professional Services (2.4%)
Automatic Data Processing, Inc. 837 231,623
FTI Consulting, Inc. (b) 248 56,435
Genpact Ltd. 719 28,192
ManpowerGroup, Inc. 372 27,350
Paylocity Holding Corp. (b) 121 19,961
Robert Half, Inc. 175 11,797
Verisk Analytics, Inc., Class  A 1,267 339,505
714,863
Real Estate Management & Development (1.2%)
CBRE Group, Inc., Class  A (b) 1,572 195,683
CoStar Group, Inc. (b) 319 24,065
Jones Lang LaSalle, Inc. (b) 492 132,746
352,494
Residential REITs (0.2%)
Equity Residential 736 54,803
Retail REITs (0.1%)
Brixmor Property Group, Inc. 560 15,602
Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc. (b) 1,111 182,293
Applied Materials, Inc. 1,115 225,286
First Solar, Inc. (b) 54 13,470
Intel Corp. 3,104 72,820
KLA Corp. 87 67,373
Lam Research Corp. 60 48,965
Micron Technology, Inc. 1,052 109,103

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
NVIDIA Corp. 16,330 $ 1,983,115
ON Semiconductor Corp. (b) 236 17,136
QUALCOMM, Inc. 541 91,997
Texas Instruments, Inc. 699 144,392
2,955,950
Software (12.7%)
Adobe, Inc. (b) 378 195,721
Autodesk, Inc. (b) 355 97,795
Cadence Design Systems, Inc. (b) 428 116,001
Fair Isaac Corp. (b) 5 9,718
HubSpot, Inc. (b) 136 72,298
Intuit, Inc. 300 186,300
Microsoft Corp. 5,401 2,324,050
Palo Alto Networks, Inc. (b) 118 40,332
Salesforce, Inc. 989 270,699
ServiceNow, Inc. (b) 320 286,205
Synopsys, Inc. (b) 122 61,779
Workday, Inc., Class  A (b) 312 76,256
3,737,154
Specialized REITs (0.9%)
American Tower Corp. 976 226,979
Extra Space Storage, Inc. 271 48,831
275,810
Specialty Retail (3.8%)
Best Buy Co., Inc. 789 81,504
Dick's Sporting Goods, Inc. 89 18,574
Gap, Inc. (The) 1,526 33,648
Home Depot, Inc. (The) 986 399,527
Lowe's Cos., Inc. 837 226,702
TJX Cos., Inc. (The) 928 109,077
Tractor Supply Co. 306 89,025
Ulta Beauty, Inc. (b) 228 88,719
Williams-Sonoma, Inc. 461 71,418
1,118,194
Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc. 8,957 2,086,981
Dell Technologies, Inc., Class  C 416 49,312
Hewlett Packard Enterprise Co. 7,695 157,440
HP, Inc. 2,239 80,313
2,374,046
Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp. (b) 348 55,488
Lululemon Athletica, Inc. (b) 329 89,274
NIKE, Inc., Class  B 993 87,781
Ralph Lauren Corp., Class  A 118 22,877
Tapestry, Inc. 1,013 47,591
303,011
Trading Companies & Distributors (1.3%)
Core & Main, Inc., Class  A (b) 998 44,311
Ferguson Enterprises, Inc. 708 140,588
United Rentals, Inc. 239 193,525
378,424
Shares Value
Water Utilities (0.8%)
American Water Works Co., Inc. 1,507 $ 220,384
Total Common Stocks
(Cost $24,383,580) 29,345,924
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $40,544)
40,544 40,544
Total Investments ( 100.0% )
(Cost $24,424,124 ) (c) 29,386,468
Other Assets in Excess of Liabilities (0.0%) (a) 11,518
NET ASSETS (100.0%) $ 29,397,986
(a) Amount is less than 0.05%.
(b) Non-income producing security.
(c) At September 30, 2024, the aggregate cost for federal income tax purposes is $24,424,320. The aggregate gross unrealized
appreciation is $5,609,258 and the aggregate gross unrealized depreciation is $647,110, resulting in net unrealized appreciation of
$4,962,148.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 58.2%
Software 12.7
Semiconductors & Semiconductor Equipment 10.1
Technology Hardware, Storage & Peripherals 8.1
Pharmaceuticals 5.7
Machinery 5.2
Total Investments 100.0%
*
Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,383,580) $ 29,345,924
Investment in Security of Affiliated Issuer, at Value (Cost $40,544) 40,544
Total Investments in Securities, at Value (Cost $24,424,124) 29,386,468
Dividends Receivable 18,573
Total Assets
29,405,041
Liabilities:
Payable for Management Fee 7,055
Total Liabilities
7,055
Net Assets
$ 29,397,986
Net Assets Consist of:
Paid-in-Capital $ 24,973,470
Total Distributable Earnings 4,424,516
Net Assets
$ 29,397,986
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 430,000
Net Asset Value Per Share
$ 68 .37

Annual Report — September 30, 2024
Calvert US Select Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 410,988
Dividends from Security of Affiliated Issuer (Note G) 3,333
Total Investment Income 414,321
Expenses:
Management Fee (Note B) 78,592
Total Expenses 78,592
Rebate from Morgan Stanley Affiliate (Note G) (97)
Net Expenses 78,495
Net Investment Income
335,826
Realized Gain (Loss):
Investments Sold (255,342)
In-kind Redemptions on Investments 3,831,858
Net Realized Gain 3,576,516
Change in Unrealized Appreciation (Depreciation):
Investments 4,567,289
Net Change in Unrealized Appreciation (Depreciation) 4,567,289
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
8,143,805
Net Increase in Net Assets Resulting from Operations $ 8,479,631

Annual Report — September 30, 2024
Calvert US Select Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 335,826  $ 216,600
Net Realized Gain 3,576,516  32,125
Net Change in Unrealized Appreciation (Depreciation) 4,567,289  395,055
Net Increase in Net Assets Resulting from Operations 8,479,631  643,780
Dividends and Distributions to Shareholders:
Dividends and Distributions (341,318) (196,967)
Total Dividends and Distributions to Shareholders (341,318) (196,967)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 12,853,585  3,042,264
Redeemed In-Kind (13,543,749) (1,539,240)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions (690,164) 21,503,024
Total Increase in Net Assets 7,448,149  21,949,837
Net Assets:
Beginning of Period 21,949,837  –
End of Period $ 29,397,986  $ 21,949,837
Capital Share Transactions:
Beginning of Period 430,000  –
Shares Subscribed –  400,000
(1)
Shares Subscribed In-Kind 210,000  60,000
Shares Redeemed In-Kind (210,000) (30,000)
Shares Outstanding, End of Period Net Increase in 430,000
(2)
430,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.
(2) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 58.0% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Calvert US Select Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$51.05 $50.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0.75 0.50
Net Realized and Unrealized Gain 17.31 1.01
Total from Investment Operations 18.06 1.51
Distributions from and/or in Excess of:
— —
Net Investment Income (0.74) (0.46)
Net Asset Value, End of Period
$68.37 $51.05
Total Return
(3)
35.53% 3.00%
(4)
Ratios to Average Net Assets and Supplemental Data:
$29,398 $—
Net Assets, End of Period (Thousands) $29,398 $21,950
Ratio of Expenses
(5)
0.29% 0.29%
(6)
Ratio of Net Investment Income
(5)
1.24% 1.45%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate
(8)
9% 18%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

9
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Select Equity ETF (the “Fund”), which seeks to provide
long-term capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
10
Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$29,345
(1)
$—  $—  $29,345
Short-Term Investment
Investment
Company  41   —   —   41
Total Assets $29,386  $—  $—  $29,386
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 30,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
 For the year ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $2,346,757 and $2,373,745,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2024. Purchase and Sales related to In-Kind transactions were
$12,809,107 and $13,483,872, respectively, for the year ended
September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $97 relating to
the Fund’s investment in the Liquidity Fund.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $441,282 and $110,491, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 29 $ 575 $ 563 $ 3
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 41
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$341,318 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$196,967 $–
Total
Distributable Paid-In
Earnings Capital
$(3,830,609) $3,830,609
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$14,141 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

15
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert US Select Equity ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Select Equity ETF (the “Fund”) (one of the
funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through September 30,
2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at Sep-
tember 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended September 30, 2024 and the period from January 30, 2023 (commencement of operations) through September 30,
2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

16
Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited)
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust – Calvert US Select Equity ETF
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the Management Agreement, including operations, compliance, busi-
ness management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The
Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appro-
priate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the period since its inception in
January 2023. The Board discussed with the Adviser the unitary management fee (the “management fee”) for this Fund relative to comparable funds advised by the Adviser and/or its affiliates, when applicable, and compared to peers as prepared by Broadridge.
The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board also considered that the fees charged by the Fund’s other service providers is paid by the Adviser under the unitary management fee structure. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particu-
larly the management fee schedule, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered the Adviser’s assertion that the management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Annual Report — September 30, 2024
Investment Advisory Agreement Approval (unaudited) (cont’d)
17
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these ar-
rangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the renewal of
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $341,318 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

CVSE-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate
ETF
NYSE Arca: EVLN
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
15
Statement of Operations
....................................................................................
16
Statement of Changes in Net Assets
........................................................................
17
Financial Highlights
.........................................................................................
18
Notes to Financial Statements
...............................................................................
19
Report of Independent Registered Public Accounting Firm
....................................................
25

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance Floating-Rate ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (103.2%)
Asset-Backed Securities ( 6.9% )
ARES LIV CLO Ltd.,
2019-54A
CME Term SOFR 3 Month + 7.60%,
12.90%, 10/15/32(a)(b) $ 1,000,000 $ 1,003,573
ARES LVII CLO Ltd.,
2020-57A
CME Term SOFR 3 Month + 6.53%,
11.82%, 1/25/35(a)(b) 2,750,000 2,721,229
ARES LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
12.12%, 4/20/37(a)(b) 2,000,000 2,011,584
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 6.51%,
11.79%, 7/20/34(a)(b) 2,500,000 2,514,465
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
0.00%, 10/20/37(a)(b) 3,750,000 3,768,750
2024-3A
CME Term SOFR 3 Month + 5.90%,
11.16%, 7/20/37(a)(b) 3,000,000 3,038,184
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
11.25%, 7/15/37(a)(b) 3,000,000 3,011,076
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
11.76%, 7/15/37(a)(b) 3,000,000 2,863,242
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
12.00%, 4/15/35(a)(b) 2,000,000 1,935,214
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
12.83%, 4/20/35(a)(b) 1,000,000 979,284
Bryant Park Funding Ltd.,
2024-23A
CME Term SOFR 3 Month + 6.73%,
12.06%, 5/15/37(a)(b) 3,500,000 3,553,396
Canyon CLO Ltd.,
2020-2A
CME Term SOFR 3 Month + 6.79%,
12.09%, 10/15/34(a)(b) 3,000,000 3,019,596
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 7.34%,
12.62%, 4/20/37(a)(b) 2,000,000 2,013,672
2021-7A
CME Term SOFR 3 Month + 6.51%,
11.81%, 10/15/35(a)(b) 1,000,000 1,002,758
Face
Amount Value
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
11.69%, 4/17/35(a)(b) $ 1,000,000 $ 1,010,907
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
12.39%, 7/20/34(a)(b) 3,000,000 2,996,967
Dryden 87 CLO Ltd.,
2021-87A
CME Term SOFR 3 Month + 6.41%,
11.54%, 5/20/34(a)(b) 2,500,000 2,379,900
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
11.24%, 7/18/37(a)(b) 3,000,000 3,013,635
Golub Capital Partners CLO 52B Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
12.03%, 4/20/37(a)(b) 4,000,000 4,014,380
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
11.41%, 7/25/37(a)(b) 2,500,000 2,510,555
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
11.71%, 10/15/37(a)(b) 3,000,000 3,014,130
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
12.39%, 7/15/35(a)(b) 2,000,000 2,006,212
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
11.68%, 4/18/37(a)(b) 1,500,000 1,506,170
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
12.83%, 1/22/35(a)(b) 1,250,000 1,226,599
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
12.08%, 7/22/38(a)(b) 1,000,000 1,016,702
Neuberger Berman Loan Advisers CLO 46 Ltd.,
2021-46A
CME Term SOFR 3 Month + 6.51%,
11.79%, 1/20/36(a)(b) 777,387 782,432
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
0.00%, 10/15/37(a)(b) 2,000,000 2,010,400
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
11.87%, 7/20/37(a)(b) 4,000,000 3,835,652
2021-2A
CME Term SOFR 3 Month + 7.38%,
12.68%, 1/15/35(a)(b) 1,000,000 1,005,146

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (6.9%) (cont’d)
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
0.00%, 10/20/37(a)(b) $ 4,000,000 $ 4,020,000
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
12.79%, 10/16/37(a)(b) 2,000,000 2,009,990
Regatta VI Funding Ltd.,
2016-1A
CME Term SOFR 3 Month + 7.01%,
12.29%, 4/20/34(a)(b) 1,000,000 1,003,944
72,799,744
Corporate Bonds ( 6.5% )
Automobile Components (0.6%)
Clarios Global LP
6.25%, 5/15/26(a) 6,000,000 6,002,345
Building Products (0.3%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(a) 2,800,000 3,023,100
Capital Markets (0.3%)
AG Issuer LLC
6.25%, 3/1/28(a) 1,150,000 1,125,284
Focus Financial Partners LLC
6.75%, 9/15/31(a) 2,000,000 2,020,392
3,145,676
Chemicals (0.7%)
INEOS Finance plc
7.50%, 4/15/29(a) 3,500,000 3,661,479
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 3,300,000 3,526,080
7,187,559
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) 800,000 752,851
Madison IAQ LLC
4.13%, 6/30/28(a) 1,300,000 1,255,577
2,008,428
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 2,100,000 2,080,898
Containers & Packaging (0.0%)(c)
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a) 300,000 287,635
Diversified Consumer Services (0.1%)
Sotheby's
7.38%, 10/15/27(a) 1,000,000 967,445
Diversified Telecommunication Services (0.2%)
Level 3 Financing, Inc.
11.00%, 11/15/29(a) 1,500,000 1,663,239
Face
Amount Value
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(a) $ 2,300,000 $ 2,298,264
Hotels, Restaurants & Leisure (1.1%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(a) 2,500,000 2,587,597
Fertitta Entertainment LLC
4.63%, 1/15/29(a) 2,800,000 2,675,619
NCL Corp. Ltd.
5.88%, 2/15/27(a) 4,300,000 4,318,116
Sabre GLBL, Inc.
11.25%, 12/15/27(a) 2,000,000 2,076,561
11,657,893
Insurance (0.8%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 1,000,000 1,028,373
AmWINS Group, Inc.
6.38%, 2/15/29(a) 3,000,000 3,075,066
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 2,000,000 2,099,388
Ryan Specialty LLC
5.88%, 8/1/32(a) 2,000,000 2,034,702
8,237,529
Machinery (0.0%)(c)
TK Elevator US Newco, Inc.
5.25%, 7/15/27(a) 500,000 494,998
Oil, Gas & Consumable Fuels (0.3%)
CITGO Petroleum Corp.
7.00%, 6/15/25(a) 3,400,000 3,404,068
Passenger Airlines (0.3%)
American Airlines, Inc.
5.75%, 4/20/29(a) 3,500,000 3,497,087
Professional Services (0.1%)
CoreLogic, Inc.
4.50%, 5/1/28(a) 600,000 566,810
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 1,150,000 1,161,501
Software (1.0%)
Central Parent, Inc.
7.25%, 6/15/29(a) 4,200,000 4,298,780
Cloud Software Group, Inc.
8.25%, 6/30/32(a) 2,590,000 2,709,409
9.00%, 9/30/29(a) 2,150,000 2,189,711
GoTo Group, Inc.
5.50%, 5/1/28(a) 1,950,000 1,505,244
10,703,144
68,387,619
Variable Rate Senior Loan Interests  ( 89.8% )
Aerospace & Defense (2.0%)
Dynasty Acquisition Co., Inc.,
First Lien, 2024 Specified Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
8.35%, 8/24/28(b) 7,061,784 7,075,265

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
First Lien, 2024 Specified Refinancing Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
8.35%, 8/24/28(b) $ 2,722,842 $ 2,728,040
TransDigm, Inc.,
First Lien, Term Loan, J,
CME Term SOFR 3 Month + 2.50%,
7.10%, 2/28/31(b) 7,755,563 7,733,971
First Lien, Term Loan, 1,
CME Term SOFR 3 Month + 2.75%,
7.35%, 8/24/28(b) 2,992,481 2,994,818
20,532,094
Automobile Components (1.8%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.75%,
7.60%, 1/31/31(b) 8,560,990 8,580,389
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.96%, 4/06/28(b) 8,448,707 8,459,268
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.62%, 10/04/28(b) 2,283,962 2,213,106
19,252,763
Automobiles (0.0%)(c)
American Trailer World Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.70%, 3/03/28(b) 550,000 499,927
Banks (0.8%)
Chrysaor Bidco SARL,
First Lien, Delayed Draw Term Loan,
TBD, 5/14/31(b) 206,587 207,706
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.50%,
8.74%, 7/14/31(b) 2,793,413 2,808,545
Dragon Buyer, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.45%, 9/24/31 2,500,000 2,491,250
First Advantage Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.45%, 9/18/31(b) 2,875,000 2,866,016
8,373,517
Beverages (1.2%)
Brewco Borrower LLC,
First Lien, First-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 3.50%,
9.06%, 4/05/28(b) 1,067,201 875,105
First Line, Second-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 5.00%,
10.56%, 4/05/28(b) 1,067,211 560,286
Face
Amount Value
First Lien, First- Out New Money Term Loan,
CME Term SOFR 3 Month + 6.25%,
11.55%, 4/05/28(b) $ 23,406 $ 20,714
Triton Water Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.12%, 3/31/28(b) 10,748,894 10,744,100
12,200,205
Broadline Retail (0.5%)
Peer Holding III BV,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 3.00%,
7.60%, 6/20/31(b) 4,975,000 4,996,766
Building Products (2.6%)
ACProducts, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.12%, 5/17/28(b) 1,240,385 1,036,754
AZEK Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.00%,
6.20%, 9/19/31(b) 1,300,000 1,302,437
Chariot Buyer LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.35%, 11/03/28(b) 7,067,742 7,067,191
Cornerstone Building Brands, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.45%, 4/12/28(b) 2,780,452 2,728,319
EMRLD Borrower LP,
First Lien, Second Amendment Incremental Term Loan,
CME Term SOFR 3 Month + 2.50%,
7.56%, 8/04/31(b) 3,450,000 3,447,844
Lhs Borrower LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.70%, 2/19/29(b) 1,193,264 1,142,053
MIWD Holdco II LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.35%, 3/28/31(b) 448,875 450,558
Oldcastle BuildingEnvelope, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.25%,
8.50%, 4/30/29(b) 3,460,779 3,424,008
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
7.35%, 4/14/31(b) 6,965,000 6,979,996
Standard Building Solutions, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.92%, 9/22/28(b) 332,729 333,935
27,913,095

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
Capital Markets (3.9%)
AAL Delaware Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.35%, 7/30/31(b) $ 4,000,000 $ 4,021,248
AI Aqua Merger Sub, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
8.70%, 7/31/28(b) 8,074,356 8,073,435
Aragorn Parent Corp.,
First Lien, 2023 Replacement Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.17%, 12/15/28(b) 7,451,219 7,488,475
Aretec Group, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.00%,
8.85%, 8/09/30(b) 2,860,779 2,806,942
Edelman Financial Engines Center LLC (The),
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.10%, 4/07/28(b) 4,282,856 4,280,714
Focus Financial Partners LLC,
First Lien, Term Loan, B7,
CME Term SOFR 1 Month + 2.75%,
8.00%, 6/30/28(b) 771,125 771,607
Grant Thornton Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.10%, 5/31/31(b) 3,950,000 3,960,369
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.50%,
9.24%, 9/19/31(b) 1,175,000 1,171,328
WEC US Holdings Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.60%, 1/27/31(b) 7,300,000 7,305,249
39,879,367
Chemicals (4.9%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.85%, 9/09/31(b) 675,000 679,219
Axalta Coating Systems US Holdings, Inc.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 2.00%,
6.60%, 12/20/29(b) 7,628,288 7,660,472
CPC Acquisition Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.62%, 12/29/27(b) 2,000,000 1,750,000
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.38%,
9.69%, 10/04/29(b) 2,344,125 2,336,312
Face
Amount Value
Gates Global LLC,
First Lien, Initial Dollar Term Loan, B5,
CME Term SOFR 1 Month + 2.25%,
7.10%, 6/04/31(b) $ 7,481,250 $ 7,503,357
INEOS US Finance LLC,
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.50%, 2/18/30(b) 4,593,199 4,596,644
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
8.63%, 7/03/28(b) 1,196,004 1,121,814
LTI Holdings, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.60%, 7/29/29(b) 1,500,000 1,477,312
Momentive Performance Materials, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.35%, 3/29/28(b) 2,486,371 2,494,919
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B5,
CME Term SOFR 3 Month + 3.50%,
8.10%, 6/20/31(b) 3,115,492 3,119,549
Paint Intermediate III LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.00%,
7.20%, 9/11/31(b) 925,000 925,000
PMHC II, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.70%, 4/23/29(b) 3,480,989 3,402,667
Rohm Holding GmbH,
First Lien, Term Loan,
CME Term SOFR 6 Month + 5.50%,
10.59%, 1/31/29(b) 2,285,662 2,154,237
Tronox Finance LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.95%, 9/18/31(b) 750,000 749,531
First Lien, 2024 Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.35%, 4/04/29(b) 5,000,000 5,011,330
W.R. Grace Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.85%, 9/22/28(b) 6,951,505 6,977,573
51,959,936
Commercial Services & Supplies (8.2%)
Allied Universal Holdco LLC,
First Lien, Initial US Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.70%, 5/12/28(b) 7,163,116 7,101,778
APi Group DE, Inc.,
First Lien, Repriced 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.85%, 1/03/29(b) 8,000,000 8,006,432

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
Camelot U.S. Acquisition LLC,
First Lien, Incremental Term Loan. B,
CME Term SOFR 1 Month + 2.75%,
7.60%, 1/31/31(b) $ 7,218,475 $ 7,215,768
CCI Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.60%, 12/17/27(b) 4,176,059 4,175,537
Ensemble RCM LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.25%, 8/01/29(b) 9,531,614 9,556,291
Fugue Finance LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.06%, 1/31/28(b) 7,964,823 8,022,903
GFL Environmental, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.00%,
7.32%, 7/03/31(b) 1,350,000 1,350,362
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.25%,
7.21%, 10/21/30(b) 9,531,614 9,524,170
Indicor LLC,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 3.25%,
7.85%, 11/22/29(b) 5,287,179 5,302,047
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.51%, 10/17/30(b) 2,584,486 2,597,409
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.75%,
7.89%, 6/21/28(b) 7,163,021 7,167,907
Neptune BidCo US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
10.40%, 4/11/29(b) 2,788,413 2,624,014
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.75%,
10.01%, 5/31/30(b) 2,244,375 2,257,350
Prime Security Services Borrower LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.25%,
7.45%, 10/11/30(b) 3,241,875 3,242,245
SCUR - Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
10.75%, 3/28/30(b) 2,288,017 2,187,916
Spin Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.26%, 3/06/28(b) 1,787,141 1,570,264
Face
Amount Value
Trugreen Ltd. Partnership,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
9.35%, 11/02/27(b) $ 1,541,605 $ 1,494,393
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.35%, 2/14/31(b) 3,482,500 3,451,405
86,848,191
Construction & Engineering (1.5%)
Arcosa, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 2.25%,
6.99%, 8/13/31(b) 525,000 525,656
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 3 Month + 2.75%,
8.05%, 7/01/31(b) 8,582,500 8,573,308
KKR Apple Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.71%, 9/22/28(b) 7,056,086 7,054,823
16,153,787
Consumer Finance (0.6%)
Neon Maple US Debt Mergersub, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.00%,
8.15%, 7/18/31(b) 750,000 742,500
Sabre GLBL, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
9.95%, 6/30/28(b) 1,650,000 1,575,750
Transunion LLC,
First Lien, 2024 Replacement Term Loan, B7,
CME Term SOFR 1 Month + 2.00%,
6.85%, 12/01/28(b) 4,676,500 4,679,741
6,997,991
Consumer Staples Distribution & Retail (0.3%)
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
11.45%, 8/01/29(b) 2,782,771 2,753,204
Containers & Packaging (1.1%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.35%, 6/11/31(b) 673,313 672,050
Charter Next Generation, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.10%, 12/01/27(b) 4,281,959 4,288,283

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
8.02%, 4/13/29(b) $ 6,448,965 $ 6,423,053
11,383,386
Distributors (0.8%)
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.96%, 12/29/27(b) 5,281,350 5,268,147
Windsor Holdings III LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
8.46%, 8/01/30(b) 2,692,253 2,705,714
7,973,861
Diversified Consumer Services (2.3%)
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.45%, 12/11/28(b) 4,574,452 4,560,472
Second Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.75%,
10.70%, 12/10/29(b) 1,000,000 968,250
Belron Finance US LLC,
First Lien, 2028 Incremental Dollar Term Loan, B,
CME Term SOFR 3 Month + 1.93%,
7.32%, 4/13/28(b) 744,216 744,681
KUEHG Corp.,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
9.10%, 6/12/30(b) 4,678,246 4,698,063
Mavis Tire Express Services Topco Corp.,
First Lien, 2024-2 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.35%, 5/04/28(b) 3,990,000 3,992,494
Sotheby's,
First Lien, 2021 Second Refinancing Term Loan,
CME Term SOFR 3 Month + 4.50%,
10.06%, 1/15/27(b) 2,992,288 2,958,625
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.50%, 1/30/31(b) 6,500,000 6,500,741
24,423,326
Diversified Telecommunication Services (1.0%)
Altice France SA,
First Lien, Term Loan, B14,
CME Term SOFR 3 Month + 5.50%,
10.80%, 8/15/28(b) 3,500,000 2,638,125
Level 3 Financing, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 6.56%,
11.41%, 4/16/29(b) 3,000,000 3,065,937
Face
Amount Value
Lumen Technologies, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
7.32%, 4/16/29(b) $ 3,109,786 $ 2,744,386
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
7.32%, 4/15/30(b) 619,138 536,522
8,984,970
Electric Utilities (0.4%)
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
8.35%, 8/18/31(b) 4,500,000 4,514,688
Electrical Equipment (0.3%)
Indicor LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month,
TBD, 6/30/31(b) 582,036 586,766
nVent Electric Public Ltd. Co.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.50%,
8.24%, 9/12/31(b) 2,000,000 2,000,624
2,587,390
Electronic Equipment, Instruments & Components (0.7%)
Ingram Micro, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.56%, 9/19/31(b) 6,053,158 6,056,941
VeriFone Systems, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.33%, 8/20/25(b) 1,493,668 1,377,242
7,434,183
Energy Equipment & Services (0.1%)
Star Holding LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.50%,
9.35%, 7/18/31(b) 1,525,000 1,493,388
Entertainment (0.8%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
7.71%, 3/13/28(b) 7,948,546 7,905,640
Financial Services (2.1%)
Boost Newco Borrower LLC,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
7.10%, 1/31/31(b) 7,000,000 7,009,373
CPI Holdco B LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.85%, 5/19/31(b) 1,675,000 1,668,893

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
Hightower Holding LLC,
First Lien, Amendment No. 7 Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.75%, 4/21/28(b) $ 3,460,623 $ 3,466,572
Kestra Advisor Services Holdings A, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.06%, 3/19/31(b) 2,493,750 2,505,179
Mariner Wealth Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.60%, 8/18/28(b) 2,481,133 2,486,562
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
8.49%, 7/03/31(b) 3,175,000 3,175,000
Osaic Holdings, Inc.,
First Lien, New Term Loan, B3,
CME Term SOFR 1 Month + 4.00%,
8.85%, 8/17/28(b) 2,091,009 2,071,841
22,383,420
Food Products (1.4%)
Froneri International Ltd.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
7.20%, 1/29/27(b) 3,741,948 3,735,905
Nomad Foods US LLC,
First Lien, 2023 USD Term Loan, B4,
CME Term SOFR 6 Month + 2.50%,
7.81%, 11/13/29(b) 8,500,000 8,511,688
Pretzel Parent, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.50%,
9.24%, 8/14/31(b) 2,400,000 2,409,000
Simply Good Foods USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.46%, 3/17/27(b) 314,349 316,511
14,973,104
Ground Transportation (0.5%)
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
8.46%, 6/30/28(b) 2,992,539 2,686,220
First Lien, Initial Term Loan, C,
CME Term SOFR 1 Month + 3.50%,
8.46%, 6/30/28(b) 582,716 523,069
Pods LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.51%, 3/31/28(b) 2,493,573 2,362,661
5,571,950
Face
Amount Value
Health Care Equipment & Supplies (1.4%)
Medline Borrower LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.00%, 10/23/28(b) $ 9,269,036 $ 9,282,847
Sotera Health Holdings LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.10%, 5/30/31(b) 5,000,000 4,990,625
14,273,472
Health Care Providers & Services (3.7%)
CNT Holdings I Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.75%, 11/08/27(b) 4,987,437 5,004,754
Concentra Health Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
7.10%, 7/26/31(b) 5,525,000 5,521,547
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.85%, 11/01/28(b) 1,588,856 1,209,516
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
8.45%, 3/02/28(b) 92,129 88,847
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.65%, 3/02/28(b) 3,886,307 3,747,857
Pacific Dental Services LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.09%, 3/17/31(b) 5,491,250 5,496,642
Packaging Coordinators Midco, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.10%, 11/30/27(b) 8,587,147 8,596,343
PAREXEL International, Inc.,
First Lien, Fifth Amendment Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.85%, 11/15/28(b) 4,986,998 4,994,164
Radnet Management, Inc.,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 2.50%,
7.78%, 4/18/31(b) 972,563 974,614
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.60%, 10/22/29(b) 3,636,528 3,650,165
39,284,449
Health Care Technology (0.9%)
athenahealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.10%, 2/15/29(b) 6,456,821 6,426,551

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
Cotiviti, Inc.,
First Lien, Initial Floating Rate Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.45%, 5/01/31(b) $ 2,883,006 $ 2,881,804
9,308,355
Hotels, Restaurants & Leisure (4.7%)
B.C. Unlimited Liability Co.,
First Lien Term Loan, B5,
CME Term SOFR 1 Month + 1.75%,
6.60%, 9/20/30(b) 6,264,300 6,214,706
Carnival Corp.,
First Lien, 2027 Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.00%, 8/09/27(b) 700,277 703,048
First Lien, 2028 Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.00%, 10/18/28(b) 3,831,191 3,845,079
Clubcorp Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 5.00%,
9.87%, 9/18/26(b) 5,077,180 5,089,873
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.85%, 1/29/29(b) 5,565,366 5,553,812
Light & Wonder International, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
7.33%, 4/16/29(b) 7,780,500 7,769,156
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.89%, 8/01/30(b) 2,782,986 2,782,986
Playa Resorts Holding BV,
First Lien, 2022 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.60%, 1/05/29(b) 9,541,366 9,491,674
Raptor Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.01%, 11/01/26(b) 2,615 2,594
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.32%, 4/04/29(b) 6,987,342 6,957,499
48,410,427
Household Durables (0.7%)
Hunter Douglas, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.50%,
8.57%, 2/25/29(b) 2,785,747 2,769,829
Face
Amount Value
Mattress Firm, Inc.,
First Lien, Term Loan,
CME Term SOFR 6 Month + 4.25%,
8.76%, 9/21/28(b) $ 4,566,542 $ 4,571,027
7,340,856
Household Products (0.4%)
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.31%, 6/27/31(b) 4,125,000 3,895,596
Insurance (6.3%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.25%,
8.21%, 11/06/30(b) 1,995,000 1,979,289
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.96%, 9/19/31(b) 4,181,947 4,163,534
First Lien, New Term Loan, B6,
8.81%, 11/06/30(b) 6,992,462 6,968,422
AssuredPartners, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.35%, 2/14/31(b) 5,795,875 5,797,167
Asurion LLC,
First Lien, New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
9.20%, 8/21/28(b) 3,374,307 3,329,318
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
10.21%, 1/19/29(b) 2,700,000 2,505,306
Broadstreet Partners, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.10%, 6/16/31(b) 900,000 897,412
First Lien, Term Loan, B4,
CME Term SOFR 12 Month + 3.25%,
8.49%, 5/12/31(b) 4,050,000 4,038,356
HUB International Ltd.,
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.26%, 6/20/30(b) 12,455,904 12,452,018
Ryan Specialty Group LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
7.10%, 9/15/31(b) 2,200,000 2,200,000
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 3 Month + 3.00%,
9.09%, 7/31/31(b) 5,437,149 5,433,750
Truist Insurance Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.85%, 5/06/31(b) 3,500,000 3,500,728

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
USI, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.35%, 11/21/29(b) $ 12,227,278 $ 12,205,440
65,470,740
IT Services (1.8%)
Endurance International Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.81%, 2/10/28(b) 4,874,807 4,326,898
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.70%, 10/01/27(b) 3,190,682 3,044,108
Plano Holdco, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.50%,
8.54%, 8/15/31(b) 850,000 852,125
Sitel Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.71%, 8/28/28(b) 1,394,360 932,587
Synechron, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.75%,
7.95%, 9/26/31(b) 1,550,000 1,538,375
Tempo Acquisition LLC,
First Lien, Sixth Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
7.10%, 8/31/28(b) 8,028,636 8,039,507
18,733,600
Leisure Products (2.1%)
GBT US III LLC,
First Lien, Restatement Date Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.28%, 7/28/31(b) 5,000,000 4,991,795
Majordrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.87%, 6/01/28(b) 4,567,676 4,582,663
Recess Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.75%, 2/20/30(b) 4,207,055 4,228,746
Sabre GLBL, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.25%,
9.20%, 6/30/28(b) 1,000,000 942,500
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.50%,
7.35%, 8/25/28(b) 6,852,727 6,852,727
21,598,431
Face
Amount Value
Life Sciences Tools & Services (0.4%)
Curia Global, Inc.,
First Lien, 2021 Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.10%, 8/31/26(b) $ 2,287,665 $ 2,184,720
Icon Luxembourg SARL,
First Lien, Repriced Lux Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.60%, 7/03/28(b) 1,603,615 1,614,275
PRA Health Sciences, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
6.60%, 7/03/28(b) 399,542 402,198
4,201,193
Machinery (3.3%)
Apex Tool Group LLC,
First Lien, Term Loan, A,
12.63%, 2/08/29(b) 36,998 35,264
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 10.00%,
14.95%, 2/08/30(b) 86,357 85,169
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.34%, 9/28/28(b) 3,476,237 3,308,509
Crosby US Acquisition Corp.,
First Lien, Amendment No. 3 Replacement Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.25%, 8/16/29(b) 2,590,996 2,599,557
Engineered Machinery Holdings, Inc.,
First Lien, Incremental US Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.62%, 5/19/28(b) 4,470,644 4,490,824
Second Lien, Incremental Amendment No.3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.87%, 5/21/29(b) 3,150,000 3,157,875
Filtration Group Corp.,
First Lien, 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.46%, 10/23/28(b) 5,358,775 5,365,806
Madison Safety & Flow LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.45%, 9/19/31(b) 925,000 927,312
SPX Flow, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
8.35%, 4/05/29(b) 3,840,975 3,850,140
SunSource Borrower, Inc.,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.95%, 3/25/31(b) 2,588,247 2,574,226
TK Elevator Midco GmbH,
First Lien, Term Loan, C,
CME Term SOFR 6 Month + 3.50%,
8.59%, 4/30/30(b) 9,492,495 9,525,453
35,920,135

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
Media (0.3%)
MJH Healthcare Holdings LLC,
First Lien, 2024 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.20%, 1/29/29(b) $ 3,316,688 $ 3,317,722
Metals & Mining (0.4%)
Arsenal AIC Parent LLC,
First Lien, 2024 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.10%, 8/19/30(b) 4,568,542 4,573,682
Oil, Gas & Consumable Fuels (2.4%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.87%, 7/09/31(b) 2,350,000 2,358,446
CQP Holdco LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.85%, 12/31/30(b) 8,961,041 8,964,778
Discovery Energy Holding Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 4.75%,
9.35%, 5/01/31(b) 4,189,500 4,236,632
Freeport LNG Investments LLLP,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
9.04%, 12/21/28(b) 3,635,081 3,608,043
GIP Pilot Acquisition Partners LP,
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
7.82%, 10/04/30(b) 6,646,151 6,666,920
25,834,819
Passenger Airlines (0.6%)
AAdvantage Loyalty IP Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
10.29%, 4/20/28(b) 6,088,235 6,264,307
Personal Care Products (0.6%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.71%, 5/17/28(b) 2,283,880 2,100,694
Journey Personal Care Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.21%, 3/01/28(b) 3,881,233 3,882,204
5,982,898
Professional Services (1.4%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.46%, 6/02/28(b) 1,686,957 1,674,129
Face
Amount Value
Creative Artists Agency LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.95%, 9/12/31(b) $ 1,000,000 $ 1,000,375
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.10%, 8/16/28(b) 8,273,228 8,253,405
Employbridge Holding Co.,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.75%,
10.43%, 7/19/28(b) 1,686,957 1,137,641
Soliant Lower Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.60%, 7/18/31(b) 1,975,000 1,979,937
14,045,487
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2023 Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.85%, 1/31/30(b) 2,299,497 2,302,372
Software (14.7%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.60%, 2/24/31(b) 8,578,500 8,597,999
Azalea Topco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.35%, 4/30/31(b) 1,875,000 1,875,585
Boxer Parent Co., Inc.,
First Lien, 2031 New Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.01%, 7/30/31(b) 5,774,741 5,767,262
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
11.01%, 7/02/32(b) 2,000,000 1,972,500
Central Parent LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.85%, 7/06/29(b) 7,075,000 7,006,776
Cloud Software Group, Inc.,
First Lien, Initial Dolla Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.74%, 3/30/29(b) 8,282,241 8,256,591
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.70%, 10/09/28(b) 5,199,932 5,078,873
Constant Contact, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.57%, 2/10/28(b) 2,489,819 2,415,124

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
DS Admiral Bidco, LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.10%, 6/26/31(b) $ 2,850,000 $ 2,750,250
E2open LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.46%, 2/04/28(b) 969,045 972,830
ECI Macola/Max Holding LLC,
First Lien, 2024 Extending Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.35%, 5/09/30(b) 8,558,955 8,590,289
Ellucian Holdings, Inc.,
First Lien, 2024 Incremental Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
8.45%, 10/07/29(b) 9,971,270 10,007,775
Epicor Software Corp.,
First Lien, 2024 Delayed Draw Term Loan,
TBD, 5/30/31(b) 1,339,574 1,342,085
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 3.25%,
8.10%, 5/30/31(b) 11,417,290 11,438,697
Imprivata, Inc.,
First Lien, 2024 Refinancing Term Commitment Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.75%, 12/01/27(b) 425,000 427,224
Informatica LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
7.10%, 10/27/28(b) 6,951,628 6,953,074
Ivanti Software, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 4.25%,
9.83%, 12/01/27(b) 1,240,458 1,060,850
Marcel Bidco LLC,
First Lien, Term Loan, B5,
CME Term SOFR 1 Day + 4.00%,
8.84%, 11/08/30(b) 5,486,250 5,527,397
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.25%,
8.45%, 3/01/29(b) 5,373,588 5,360,573
Oceankey (U.S.) II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.45%, 12/15/28(b) 3,475,814 3,477,986
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.51%, 6/02/28(b) 4,273,634 4,209,824
Project Alpha Intermediate Holding, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.00%, 10/28/30(b) 3,731,250 3,744,395
Face
Amount Value
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.79%, 7/16/31(b) $ 3,275,000 $ 3,278,072
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
10.54%, 7/02/32(b) 525,000 526,641
Proofpoint, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.85%, 8/31/28(b) 4,245,312 4,248,556
Quartz Acquireco LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.75%,
7.35%, 6/28/30(b) 4,957,394 4,951,197
Quest Software US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.65%, 2/01/29(b) 2,193,896 1,497,334
Rackspace Technology Global, Inc.,
First Lien, 2024 Incremental Super-Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
11.48%, 5/15/28(b) 2,985,000 3,042,834
Renaissance Holdings Corp.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.10%, 4/08/30(b) 3,628,106 3,630,787
Symplr Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.85%, 12/22/27(b) 2,283,797 2,091,958
Thunder Generation Funding LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.00%,
7.20%, 9/26/31(b) 1,950,000 1,951,219
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.55%, 2/10/31(b) 13,266,750 13,282,698
Veritas US, Inc.,
First Lien, 2020 Dollar Term Loan, B,
CME Term SOFR 1 Month + 5.00%,
9.96%, 9/02/25(b) 2,287,601 2,152,388
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.51%, 4/24/28(b) 5,942,719 5,798,394
153,286,037
Specialty Retail (2.9%)
Great Outdoors Group LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.75%,
8.71%, 3/06/28(b) 3,177,483 3,180,130
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.33%, 6/11/31(b) 4,100,000 4,041,062

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.8%) (cont’d)
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.85%, 4/23/31(b) $ 8,465,896 $ 8,479,119
Park River Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.10%, 12/28/27(b) 5,000,000 4,927,500
PetSmart LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.70%, 2/11/28(b) 2,288,205 2,271,247
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.46%, 1/31/28(b) 2,929,295 2,884,211
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
8.10%, 10/19/29(b) 4,366,071 4,337,046
30,120,315
Textiles, Apparel & Luxury Goods (0.6%)
ABG Intermediate Holdings 2 LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/21/28(b) 600,000 601,375
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.60%, 12/21/28(b) 350,000 350,754
Hanesbrands, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.60%, 3/08/30(b) 2,287,883 2,287,883
Varsity Brands LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.82%, 8/26/31(b) 3,000,000 2,983,662
6,223,674
Trading Companies & Distributors (0.2%)
Foundation Building Materials, Inc.,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.25%, 1/29/31(b) 2,094,750 2,043,364
940,422,080
Total Fixed Income Securities
(Cost $1,084,957,344)
1,081,609,443
–
Shares Value
Short-Term Investment (18.6%)
Investment Company ( 18.6% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.85%
(See Note G)
(Cost $194,653,131)
194,653,131 $ 194,653,131
Total Investments (121.8%)
(Cost $1,279,610,475) 1,276,262,574
Less: Unfunded Loan Commitments (-0.2%)
(cost $2,153,662) (2,151,166)
Net Investments (121.6%)
(cost $1,277,456,813)(d)
1,274,111,408
Liabilities in Excess of Other Assets (-21.6%)
(226,696,457)
Net Assets (100.0%) $1,047,414,951
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Amount is less than 0.05%.
(d) At September 30, 2024, the aggregate cost for federal income tax purposes is $1,277,482,871. The aggregate gross unrealized appreciation is $2,982,494 and the aggregate gross unrealized depreciation is $6,356,453, resulting in net unrealized depreciation of $3,373,959.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined
Portfolio Composition
Classification
Percentage of
Total
Investments
Variable Rate Senior Loan Interests 73.6%
Short-Term Investment 15.3
Asset-Backed Securities 5.7
Other* 5.4
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
At September 30, 2024, the Fund had unfunded loan commitments of $2,153,662, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower
Unfunded Loan
Commitments ($) Value ($)
Unrealized
Appreciation/
(Depreciation) ($)
ABG Intermediate Holdings 2 LLC 600,000 601,375 1,375
Chrysaor Bidco SARL 208,136 207,706 (430)
Epicor Software Corp. 1,345,526 1,342,085 (3,441)
$2,153,662 $2,151,166 $(2,496)

Annual Report — September 30, 2024
Eaton Vance Floating-Rate ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,082,803,682) $ 1,079,458,277
Investment in Security of Affiliated Issuer, at Value (Cost $194,653,131) 194,653,131
Total Investments in Securities, at Value (Cost $1,277,456,813) 1,274,111,408
Cash 5,261,490
Receivable for Investments Sold 10,828,509
Interest Receivable 6,061,991
Dividends Receivable 740,057
Total Assets
1,297,003,455
Liabilities:
Net Unrealized Depreciation on Unfunded Commitments 2,496
Payable for Investments Purchased 241,509,612
Payable for Management Fee 482,185
Payable for Dividends to Shareholders 7,594,211
Total Liabilities
249,588,504
Net Assets
$ 1,047,414,951
Net Assets Consist of:
Paid-in-Capital $ 1,051,355,347
Total Accumulated Loss (3,940,396)
Net Assets
$ 1,047,414,951
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 20,920,000
Net Asset Value Per Share
$ 50 .07

Annual Report — September 30, 2024
Eaton Vance Floating-Rate ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
February 6, 2024
^
to
September 30, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 29,237,420
Dividends from Security of Affiliated Issuer (Note G) 7,298,868
Total Investment Income 36,536,288
Expenses:
Management Fee (Note B) 2,591,993
Total Expenses 2,591,993
Rebate from Morgan Stanley Affiliate (Note G) (196,114)
Net Expenses 2,395,879
Net Investment Income
34,140,409
Realized Gain (Loss):
Investments Sold (208,295)
Foreign Currency Transactions (57)
Net Realized Loss (208,352)
Change in Unrealized Appreciation (Depreciation):
Investments (3,345,405)
Unfunded Commitments (2,496)
Net Change in Unrealized Appreciation (Depreciation) (3,347,901)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(3,556,253)
Net Increase in Net Assets Resulting from Operations $ 30,584,156
^ Commencement of Operations.

Annual Report — September 30, 2024
Eaton Vance Floating-Rate ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
February 6, 2024
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 34,140,409
Net Realized Loss (208,352)
Net Change in Unrealized Appreciation (Depreciation) (3,347,901)
Net Increase in Net Assets Resulting from Operations 30,584,156
Dividends and Distributions to Shareholders:
Dividends and Distributions (34,524,552)
Paid-in-Capital (3,156,395)
Total Dividends and Distributions to Shareholders (37,680,947)
Capital Share Transactions:
Subscribed 349,292,362
(1)
Subscribed In-Kind 705,219,380
Net Increase in Net Assets Resulting from Capital Share Transactions 1,054,511,742
Total Increase in Net Assets 1,047,414,951
Net Assets:
Beginning of Period –
End of Period $ 1,047,414,951
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 6,920,000
(1)
Shares Subscribed In-Kind 14,000,000
Shares Outstanding, End of Period Net Increase in 20,920,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance Floating-Rate ETF
18
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
February 6, 2024
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
2 .59
Net Realized and Unrealized Loss ( 0 .30 )
Total from Investment Operations 2 .29
Distributions from and/or in Excess of:
—
Net Investment Income ( 1 .98 )
Paid-in-Capital ( 0 .24 )
Total Distributions ( 2 .22 )
Net Asset Value, End of Period
$ 50 .07
Total Return
(3)
4 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$1,047,415
Net Assets, End of Period (Thousands) $ 1,047,415
Ratio of Expenses
(5)
0 .55%
(6)
Ratio of Net Investment Income
(5)
7 .90%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .05%
(6)
Portfolio Turnover Rate
(7)
32%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) In-kind transactions are not included in portfolio turnover calculations.

19
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Floating-Rate ETF (the “Fund”), which seeks to provide a high level of current income. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (3) senior loans are
valued using a price provided by an approved valuation
vendor and if a valuation is not available from any of the
approved valuation vendors, then a quote from the bro-
ker/dealer will be used; and (4) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translations for
the period is reflected in the Statement of Operations.
4. Senior Loans:
 Senior Loans are typically structured by
a syndicate of lenders (“Lenders”), one or more of which
administers the Senior Loan on behalf of the Lenders
(“Agent”). Lenders may sell interests in Senior Loans
to third parties (“Participations”) or may assign all or a
portion of their interest in a Senior Loan to third parties
(“Assignments”). Senior Loans are exempt from registra-
tion under the Securities Act of 1933. Presently, Senior
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 72,800 $ — $ 72,800
Corporate Bonds — 68,388 — 68,388
Variable Rate
Senior Loan
Interests (Less
Unfunded Loan
Commitments) — 938,270 — 938,270
— — — —
Total Fixed Income
Securities — 1,079,458 — 1,079,458
Short-Term Investment
Investment
Company 194,653 — — 194,653
Total Assets $194,653 $1,079,458 $— $1,274,111

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
Loans are not readily marketable and are often subject to
restrictions on resale.
5. Unfunded Loan Commitments:
 The Fund may enter
into certain loan agreements all or a portion of which
may be unfunded. The Portfolio is obligated to fund
these commitments at the borrower’s discretion. These
commitments are disclosed in the accompanying Portfo-
lio of Investments. At September 30, 2024, the Fund had
sufficient cash and/or securities to cover these commit-
ments.
6. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
7. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
8. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.60% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 20,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $1,521,641,086 and
$208,363,252, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended
September 30, 2024. Purchase and Sales related to In-Kind
transactions were $52,095,267 and $0, respectively, for the
period ended September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended  September 30,
2024, management fees paid were reduced by $196,114 relat-
ing to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended  September 30, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations
Affiliated
Investment
Company
Value
February 6,
2024
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 1,005,827 $ 811,174 $ 7,299
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 194,653
* Commencement of Operations.
2024
Distributions
Paid From:
Ordinary Paid-In
Income Capital
$34,524,552 $3,156,395

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the Fund had no distributable earn-
ings on a tax basis.
At September 30, 2024, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $566,437 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Credit Facility:
As of August 2, 2024, the Fund partic-
ipated in a $100,000,000 committed revolving line of credit
(the “Facility”) with JPMorgan. This Facility is to be used for temporary emergency purposes or funding of shareholder
redemption requests. The interest rate for any funds drawn will be based on the secured overnight financing rate, federal funds rate or the overnight bank funding rate plus a spread. The
Facility also has a commitment fee of 0.25% per annum based
on the unused portion of the Facility. During the period ended
September 30, 2024, the Fund did not have any borrowings
under the Facility.
J. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
24
Morgan Stanley ETF Trust
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

25
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance Floating-Rate ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate ETF (the “Fund”) (one of the
funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for the period from February 6, 2024
(commencement of operations) through September 30, 2024 and the related notes (collectively referred to as the “financial state-
ments”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, and the results of its operations, the changes in its net assets and its financial highlights for the period from February 6, 2024 (commencement of operations) through September 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial re-
porting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2024

EVLN-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance High Yield
ETF
NYSE Arca: EVHY
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
8
Statement of Operations
....................................................................................
9
Statement of Changes in Net Assets
........................................................................
10
Financial Highlights
.........................................................................................
11
Notes to Financial Statements
...............................................................................
12
Report of Independent Registered Public Accounting Firm
....................................................
17

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance High Yield ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (94.7%)
Corporate Bonds ( 94.7% )
Aerospace & Defense (2.8%)
Bombardier, Inc.
7.00%, 6/1/32(a) $ 30,000 $ 31,416
7.25%, 7/1/31(a) 30,000 31,753
7.88%, 4/15/27(a) 62,000 62,213
8.75%, 11/15/30(a) 40,000 43,973
Moog, Inc.
4.25%, 12/15/27(a) 111,000 107,891
TransDigm , Inc.
4.63%, 1/15/29 52,000 50,260
5.50%, 11/15/27 142,000 141,619
6.38%, 3/1/29(a) 25,000 25,824
6.63%, 3/1/32(a) 40,000 41,704
6.75%, 8/15/28(a) 68,000 70,077
606,730
Air Freight & Logistics (0.4%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 96,000 92,128
Automobile Components (0.8%)
Clarios Global LP
8.50%, 5/15/27(a) 100,000 100,513
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 51,550
5.25%, 7/15/31 28,000 25,284
177,347
Automobiles (0.8%)
Ford Motor Co.
6.10%, 8/19/32 175,000 179,441
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 124,589
Building Products (4.1%)
Builders FirstSource , Inc.
4.25%, 2/1/32(a) 208,000 192,437
5.00%, 3/1/30(a) 51,000 50,057
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 21,000 19,465
EMRLD Borrower LP
6.63%, 12/15/30(a) 131,000 135,237
Masterbrand, Inc.
7.00%, 7/15/32(a) 87,000 91,248
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 117,542
Standard Building Solutions, Inc.
6.50%, 8/15/32(a) 25,000 25,907
Standard Industries, Inc.
3.38%, 1/15/31(a) 25,000 22,293
4.38%, 7/15/30(a) 163,000 154,399
Summit Materials LLC
7.25%, 1/15/31(a) 71,000 75,279
883,864
Face
Amount Value
Capital Markets (3.1%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27(a) $ 40,000 $ 41,043
CI Financial Corp.
4.10%, 6/15/51 50,000 34,869
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 121,000 117,656
Focus Financial Partners LLC
6.75%, 9/15/31(a) 45,000 45,459
HAT Holdings I LLC
3.38%, 6/15/26(a) 185,000 179,281
Jane Street Group
4.50%, 11/15/29(a) 131,000 126,199
MSCI, Inc.
3.88%, 2/15/31(a) 128,000 121,228
665,735
Chemicals (1.2%)
Avient Corp.
6.25%, 11/1/31(a) 30,000 30,778
7.13%, 8/1/30(a) 122,000 127,320
WR Grace Holdings LLC
4.88%, 6/15/27(a) 91,000 89,785
247,883
Commercial Services & Supplies (3.2%)
Allied Universal Holdco LLC
7.88%, 2/15/31(a) 65,000 66,453
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 115,440
6.38%, 2/1/31(a) 15,000 15,380
GFL Environmental, Inc.
3.50%, 9/1/28(a) 112,000 106,721
4.75%, 6/15/29(a) 138,000 134,731
Reworld Holding Corp.
4.88%, 12/1/29(a) 103,000 97,045
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 137,376
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 25,000 26,007
699,153
Construction & Engineering (0.5%)
Arcosa , Inc.
6.88%, 8/15/32(a) 42,000 43,991
Artera Services LLC
8.50%, 2/15/31(a) 60,000 59,454
103,445
Consumer Finance (1.4%)
Ford Motor Credit Co. LLC
4.13%, 8/17/27 220,000 214,331
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(a) 15,000 15,623
6.50%, 3/26/31(a) 18,000 19,012
8.13%, 3/30/29(a) 59,000 62,546
311,512

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (94.7%) (cont’d)
Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) $ 117,000 $ 115,451
5.88%, 2/15/28(a) 47,000 47,349
7.50%, 3/15/26(a) 25,000 25,259
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 147,550
6.13%, 9/15/32(a) 40,000 40,924
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 100,525
477,058
Containers & Packaging (1.2%)
Ball Corp.
6.88%, 3/15/28 109,000 112,970
Berry Global, Inc.
5.63%, 7/15/27(a) 68,000 67,987
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) 75,000 77,144
258,101
Distributors (1.2%)
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a) 66,000 68,316
7.75%, 3/15/31(a) 66,000 70,373
Windsor Holdings III LLC
8.50%, 6/15/30(a) 111,000 118,873
257,562
Diversified Consumer Services (0.4%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 80,000 84,335
Diversified REITs (0.2%)
VICI Properties LP
3.75%, 2/15/27(a) 15,000 14,642
5.75%, 2/1/27(a) 26,000 26,470
41,112
Diversified Telecommunication Services (3.0%)
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 11,471
4.50%, 8/15/30(a) 257,000 233,152
4.75%, 3/1/30 - 2/1/32(a) 100,000 91,405
6.38%, 9/1/29(a) 112,000 112,211
Virgin Media Finance plc
5.00%, 7/15/30(a) 220,000 193,731
641,970
Electric Utilities (2.8%)
Alpha Generation LLC
6.75%, 10/15/32(a) 30,000 30,442
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a) 115,000 112,448
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 63,496
3.88%, 2/15/32(a) 56,000 51,065
10.25%, 3/15/28(a)(b)(c) 78,000 88,047
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 66,804
Face
Amount Value
Vistra Operations Co. LLC
5.00%, 7/31/27(a) $ 136,000 $ 135,443
6.88%, 4/15/32(a) 55,000 57,901
605,646
Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.00%, 12/15/29(a) 44,000 43,070
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 51,000 53,277
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 74,247
170,594
Energy Equipment & Services (0.6%)
Transocean, Inc.
8.75%, 2/15/30(a) 56,100 58,537
Weatherford International Ltd.
8.63%, 4/30/30(a) 77,000 80,291
138,828
Entertainment (1.0%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 96,439
7.00%, 8/1/32(a) 40,000 41,791
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 86,348
224,578
Financial Services (0.8%)
Rocket Mortgage LLC
2.88%, 10/15/26(a) 32,000 30,746
3.63%, 3/1/29(a) 100,000 94,111
Shift4 Payments LLC
6.75%, 8/15/32(a) 42,000 43,882
168,739
Food Products (1.8%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 140,000 141,470
Fiesta Purchaser, Inc.
7.88%, 3/1/31(a) 44,000 46,723
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 115,533
6.88%, 5/15/34 30,000 33,331
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 46,393
383,450
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 112,394
Superior Plus LP
4.50%, 3/15/29(a) 103,000 97,746
210,140
Ground Transportation (0.3%)
Hertz Corp. (The)
4.63%, 12/1/26(a) 6,000 4,733
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 15,000 13,842

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (94.7%) (cont’d)
Watco Cos. LLC
7.13%, 8/1/32(a) $ 45,000 $ 46,941
65,516
Health Care Equipment & Supplies (1.7%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 118,360
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 248,426
366,786
Health Care Providers & Services (6.1%)
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a) 62,000 65,271
Encompass Health Corp.
4.75%, 2/1/30 67,000 65,539
HCA, Inc.
5.63%, 9/1/28 109,000 113,195
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 120,961
Heartland Dental LLC
10.50%, 4/30/28(a) 119,000 127,469
Legacy LifePoint Health LLC
4.38%, 2/15/27(a) 101,000 99,134
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 61,726
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 196,858
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 178,776
Team Health Holdings, Inc.
13.50%, 6/30/28 PIK(a) 3,067 3,416
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 14,402
5.13%, 11/1/27 77,000 76,771
6.13%, 10/1/28 120,000 121,054
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 66,000 68,443
1,313,015
Hotels, Restaurants & Leisure (8.9%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 104,835
4.00%, 10/15/30(a) 135,000 124,608
Boyne USA, Inc.
4.75%, 5/15/29(a) 62,000 59,649
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 184,661
6.50%, 2/15/32(a) 40,000 41,402
7.00%, 2/15/30(a) 112,000 117,083
Carnival Corp.
6.00%, 5/1/29(a) 95,000 96,313
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 100,182
Dave & Buster's, Inc.
7.63%, 11/1/25(a) 109,000 109,180
Jacobs Entertainment, Inc.
6.75%, 2/15/29(a) 58,000 56,453
Face
Amount Value
Life Time, Inc.
5.75%, 1/15/26(a) $ 165,000 $ 165,275
Light & Wonder International, Inc.
7.00%, 5/15/28(a) 111,000 112,048
NCL Corp. Ltd.
7.75%, 2/15/29(a) 95,000 101,871
NCL Finance Ltd.
6.13%, 3/15/28(a) 100,000 102,071
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 95,000 102,988
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28 25,000 24,142
6.00%, 2/1/33(a) 45,000 46,161
6.25%, 3/15/32(a) 40,000 41,519
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 145,000
Yum! Brands, Inc.
3.63%, 3/15/31 96,000 88,756
1,924,197
Household Durables (1.8%)
CD&R Smokey Buyer, Inc.
9.50%, 10/15/29(a) 60,000 60,132
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 92,972
Tempur Sealy International, Inc.
3.88%, 10/15/31(a) 120,000 107,093
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 124,477
384,674
Household Products (0.1%)
Spectrum Brands, Inc.
3.88%, 3/15/31(a) 14,000 12,327
Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 54,269
5.13%, 3/15/28(a) 74,000 73,025
127,294
Insurance (2.1%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 82,000 84,327
HUB International Ltd.
7.25%, 6/15/30(a) 55,000 57,349
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 107,077
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 164,000 172,150
Ryan Specialty LLC
5.88%, 8/1/32(a) 40,000 40,694
461,597
IT Services (1.2%)
Amentum Escrow Corp.
7.25%, 8/1/32(a) 20,000 20,891
Arches Buyer, Inc.
4.25%, 6/1/28(a) 95,000 87,505

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (94.7%) (cont’d)
Gartner, Inc.
4.50%, 7/1/28(a) $ 144,000 $ 142,648
251,044
Life Sciences Tools & Services (0.4%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 90,000 90,703
Machinery (2.0%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 108,703
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 127,631
Esab Corp.
6.25%, 4/15/29(a) 62,000 63,755
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 120,079
420,168
Media (2.9%)
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 103,000 107,793
Directv Financing LLC
5.88%, 8/15/27(a) 15,000 14,738
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 77,726
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 99,893
7.38%, 9/1/31(a) 30,000 31,151
Neptune Bidco US, Inc.
9.29%, 4/15/29(a) 30,000 29,415
Outfront Media Capital LLC
4.63%, 3/15/30(a) 119,000 113,177
Stagwell Global LLC
5.63%, 8/15/29(a) 86,000 83,213
Townsquare Media, Inc.
6.88%, 2/1/26(a) 67,000 66,913
624,019
Metals & Mining (3.1%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 122,000 138,039
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,771
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 153,000 152,413
Eldorado Gold Corp.
6.25%, 9/1/29(a) 84,000 83,925
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) 69,000 68,310
6.13%, 4/1/29(a) 35,000 35,533
Novelis Corp.
3.25%, 11/15/26(a) 45,000 43,464
4.75%, 1/30/30(a) 100,000 97,037
674,492
Oil, Gas & Consumable Fuels (12.3%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 60,838
Face
Amount Value
8.25%, 2/15/26(a) $ 109,000 $ 110,356
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 95,159
Cheniere Energy Partners LP
4.00%, 3/1/31 108,000 102,287
Cheniere Energy, Inc.
4.63%, 10/15/28 118,000 117,309
Civitas Resources, Inc.
8.63%, 11/1/30(a) 92,000 97,550
8.75%, 7/1/31(a) 33,000 34,973
DT Midstream, Inc.
4.13%, 6/15/29(a) 127,000 121,575
Enviva, Inc.
0.00%, 12/13/24 - 12/16/24 16,640 14,798
EQM Midstream Partners LP
4.50%, 1/15/29(a) 87,000 85,178
4.75%, 1/15/31(a) 70,000 67,828
6.50%, 7/1/27(a) 51,000 52,571
7.50%, 6/1/30(a) 62,000 68,135
Genesis Energy LP
7.88%, 5/15/32 31,000 31,587
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 113,861
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 54,959
Parkland Corp.
4.63%, 5/1/30(a) 100,000 94,375
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 176,986
6.25%, 2/1/33(a) 40,000 40,675
Plains All American Pipeline LP
9.49%, 10/28/24(b)(c) 91,000 91,063
SM Energy Co.
7.00%, 8/1/32(a) 45,000 45,205
Southwestern Energy Co.
4.75%, 2/1/32 125,000 119,676
Sunoco LP
4.50%, 4/30/30 111,000 106,433
7.25%, 5/1/32(a) 45,000 47,737
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 30,654
5.00%, 1/31/28(a) 89,000 88,122
Venture Global Calcasieu Pass LLC
4.13%, 8/15/31(a) 64,000 59,553
Venture Global LNG, Inc.
7.00%, 1/15/30(a) 30,000 30,671
8.38%, 6/1/31(a) 217,000 229,283
9.00%, 9/30/29(a)(b)(c) 90,000 91,295
9.50%, 2/1/29(a) 20,000 22,543
9.88%, 2/1/32(a) 16,000 17,789
Vital Energy, Inc.
7.88%, 4/15/32(a) 12,000 11,633
9.75%, 10/15/30 54,000 57,750
Western Midstream Operating LP
4.05%, 2/1/30(d) 65,000 62,624
2,653,031

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (94.7%) (cont’d)
Passenger Airlines (0.4%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) $ 104,000 $ 89,442
Personal Care Products (1.1%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 121,517
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 75,759
Prestige Brands, Inc.
3.75%, 4/1/31(a) 35,000 32,084
229,360
Pharmaceuticals (0.8%)
Catalent Pharma Solutions, Inc.
3.50%, 4/1/30(a) 46,000 45,283
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a) 35,000 37,547
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 118,000 87,812
170,642
Professional Services (0.9%)
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 76,000 74,356
VT Topco, Inc.
8.50%, 8/15/30(a) 122,000 130,289
204,645
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 68,000 68,680
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 86,844
Software (2.2%)
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 95,000 91,465
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 60,745
9.00%, 9/30/29(a) 66,000 67,219
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 82,318
NCR Voyix Corp.
5.13%, 4/15/29(a) 22,000 21,547
Open Text Corp.
3.88%, 2/15/28(a) 63,000 60,222
Rocket Software, Inc.
9.00%, 11/28/28(a) 20,000 20,888
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 67,023
471,427
Specialty Retail (4.6%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 32,452
5.00%, 2/15/32(a) 14,000 13,285
Face
Amount Value
Bath & Body Works, Inc.
6.75%, 7/1/36 $ 40,000 $ 41,267
6.88%, 11/1/35 18,000 18,776
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 73,018
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) 82,000 86,549
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 122,229
6.38%, 1/15/30(a) 20,000 20,368
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 87,513
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 84,996
4.38%, 1/15/31(a) 92,000 85,678
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 121,219
4.88%, 11/15/31(a) 134,000 123,798
Valvoline, Inc.
3.63%, 6/15/31(a) 88,000 78,840
989,988
Technology Hardware, Storage & Peripherals (0.9%)
Seagate HDD Cayman
8.25%, 12/15/29 84,000 91,264
9.63%, 12/1/32 80,000 92,957
184,221
Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.
9.00%, 2/15/31(a) 95,000 102,633
Trading Companies & Distributors (1.6%)
EquipmentShare.com, Inc.
8.63%, 5/15/32(a) 31,000 32,561
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 130,872
WESCO Distribution, Inc.
6.38%, 3/15/29(a) 32,000 33,100
6.63%, 3/15/32(a) 33,000 34,414
7.25%, 6/15/28(a) 108,000 110,676
341,623
Transportation Infrastructure (0.5%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 102,007
Wireless Telecommunication Services (1.1%)
Sprint LLC
7.63%, 2/15/25 - 3/1/26 140,000 141,820
T-Mobile USA, Inc.
2.25%, 2/15/26 54,000 52,544
2.88%, 2/15/31 41,000 37,314
231,678
Total Fixed Income Securities
(Cost $18,988,455)
20,395,993
–

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investment (4.8%)
Investment Company ( 4.8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.85%
(See Note G)
(Cost $1,036,639)
1,036,639 $ 1,036,639
Total Investments (99.5%)
(Cost $20,025,094) (e) 21,432,632
Other Assets in Excess of Liabilities (0.5%)
98,226
Net Assets (100.0%) $21,530,858
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.
(c) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(e) At September 30, 2024, the aggregate cost for federal income tax purposes is $20,025,094. The aggregate gross unrealized
appreciation is $1,410,174 and the aggregate gross unrealized depreciation is $2,636, resulting in net unrealized appreciation of
$1,407,538.
PIK Payment-in Kind Security
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of
Total
Investments
Other* 72.5%
Oil, Gas & Consumable Fuels 12.4
Hotels, Restaurants & Leisure 9.0
Health Care Providers & Services 6.1
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Eaton Vance High Yield ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $18,988,455) $ 20,395,993
Investment in Security of Affiliated Issuer, at Value (Cost $1,036,639) 1,036,639
Total Investments in Securities, at Value (Cost $20,025,094) 21,432,632
Receivable for Investments Sold 66,187
Interest Receivable 303,760
Dividends Receivable 3,156
Total Assets
21,805,735
Liabilities:
Due to Custodian 10,238
Payable for Investments Purchased 138,278
Payable for Management Fee 8,655
Payable for Dividends to Shareholders 115,582
Payable to Bank 2,124
Total Liabilities
274,877
Net Assets
$ 21,530,858
Net Assets Consist of:
Paid-in-Capital $ 20,000,000
Total Distributable Earnings 1,530,858
Net Assets
$ 21,530,858
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 400,000
Net Asset Value Per Share
$ 53 .83

Annual Report — September 30, 2024
Eaton Vance High Yield ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
September 30, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 1,443,495
Dividends from Security of Affiliated Issuer (Note G) 41,087
Total Investment Income 1,484,582
Expenses:
Management Fee (Note B) 96,512
Total Expenses 96,512
Rebate from Morgan Stanley Affiliate (Note G) (1,159)
Net Expenses 95,353
Net Investment Income
1,389,229
Realized Gain (Loss):
Investments Sold 123,396
Net Realized Gain 123,396
Change in Unrealized Appreciation (Depreciation):
Investments 1,407,538
Net Change in Unrealized Appreciation (Depreciation) 1,407,538
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
1,530,934
Net Increase in Net Assets Resulting from Operations $ 2,920,163
^ Commencement of Operations.

Annual Report — September 30, 2024
Eaton Vance High Yield ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,389,229
Net Realized Gain 123,396
Net Change in Unrealized Appreciation (Depreciation) 1,407,538
Net Increase in Net Assets Resulting from Operations 2,920,163
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,389,305)
Total Dividends and Distributions to Shareholders (1,389,305)
Capital Share Transactions:
Subscribed 20,000,000
Net Increase in Net Assets Resulting from Capital Share Transactions 20,000,000
Total Increase in Net Assets 21,530,858
Net Assets:
Beginning of Period –
End of Period $ 21,530,858
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Outstanding, End of Period Net Increase in 400,000
(1)
^ Commencement of Operations
(1) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 68.8% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance High Yield ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
3.47
Net Realized and Unrealized Gain 3.83
Total from Investment Operations 7.30
Distributions from and/or in Excess of:
—
Net Investment Income (3.47)
Net Asset Value, End of Period
$53.83
Total Return
(3)
14.88%
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,531
Net Assets, End of Period (Thousands) $21,531
Ratio of Expenses
(5)
0.47%
(6)
Ratio of Net Investment Income
(5)
6.89%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.01%
(6)
Portfolio Turnover Rate 22%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.

12
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance High Yield ETF (the “Fund”), which seeks to provide a
high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund is diversi-
fied.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) or Morgan Stanley Investment Management
Limited (“MSIM Limited”) (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (2) when market quotations are
not readily available, as defined by Rule 2a-5 under the
Act, including circumstances under which the Adviser de-
termines that the closing price, last sale price or the mean between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (3) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.48% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,396 $ — $ 20,396
— — — —
Short-Term Investment
Investment
Company 1,037 — — 1,037
Total Assets $1,037 $20,396 $— $21,433

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $23,005,648 and $4,312,492,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended September
30, 2024. There were no purchases and sales related to In-Kind transactions for the period ended September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended  September 30,
2024, management fees paid were reduced by $1,159 relating
to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended  September 30, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 24,886 $ 23,849 $ 41
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 1,037
* Commencement of Operations.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,389,305 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$123,320 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

17
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance High Yield ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield ETF (the “Fund”) (one of the
funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for the period from October 16, 2023
(commencement of operations) through September 30, 2024 and the related notes (collectively referred to as the “financial state-
ments”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 16, 2023 (commencement of operations) through September 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial re-
porting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

EVHY-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Intermediate
Municipal Income ETF
NYSE Arca: EVIM
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
6
Statement of Operations
....................................................................................
7
Statement of Changes in Net Assets
........................................................................
8
Financial Highlights
.........................................................................................
9
Notes to Financial Statements
...............................................................................
10
Report of Independent Registered Public Accounting Firm
....................................................
15
Federal Tax Notice
..........................................................................................
16

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance Intermediate Municipal Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (91.6%)
Municipal Bonds ( 91.6% )
Alabama ( 0.9% )
University of Alabama (The),
Series 2024 B
4.00%, 7/1/54 $ 250,000 $ 243,681
Arizona ( 1.9% )
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 250,000 250,025
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/34(a) 250,000 261,976
512,001
California ( 7.3% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(b) 495,000 554,107
County of Sacramento CA,
Airport System
Series 2024
5.00%, 7/1/41 500,000 574,241
Los Angeles Department of Water & Power Water System,
Series 2022 CC
5.00%, 7/1/42 500,000 565,473
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 245,735
1,939,556
Colorado ( 9.0% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(b) 500,000 526,084
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(b) 500,000 540,936
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(b) 250,000 255,522
Colorado Housing and Finance Authority,
Fitz Affordable Owner LLC
Series 2024 A
4.48%, 3/1/44 250,000 255,131
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 500,000 498,909
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 286,608
2,363,190
Face
Amount Value
Connecticut ( 3.1% )
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 $ 250,000 $ 257,919
State of Connecticut CT,
Special Tax
Series 2021 A
5.00%, 5/1/41 500,000 550,171
808,090
District of Columbia ( 2.0% )
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 514,876
Florida ( 1.1% )
JEA Electric System,
Series 2024 A
5.00%, 10/1/36 250,000 291,587
Georgia ( 4.1% )
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(b) 500,000 529,090
Series 2023 B
5.00%, 7/1/53(b) 500,000 541,552
Illinois ( 8.8% )
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 500,356
City of Chicago IL,
Series 2021 A
5.00%, 1/1/34 250,000 270,636
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 515,007
State of Illinois Water Revolving Fund - Clean Water Program
Series 2017
5.00%, 7/1/32 425,000 445,220
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 250,146
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 346,441
2,327,806
Massachusetts ( 2.4% )
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 250,000 249,748
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 396,543
646,291

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (91.6%) (cont’d)
Michigan ( 2.2% )
City of Detroit MI,
Series 2020
5.50%, 4/1/40 $ 250,000 $ 270,760
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 328,814
599,574
Nebraska ( 1.5% )
Nebraska Public Power District,
Series 2016 A
5.00%, 1/1/25 400,000 401,745
New Jersey ( 2.1% )
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 552,375
New York ( 12.5% )
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 559,832
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 578,094
New York Power Authority,
Series 2024 A
5.00%, 11/15/39 435,000 510,531
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 271,889
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 545,401
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 278,015
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 500,000 581,363
3,325,125
North Carolina ( 1.0% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 256,966
Oklahoma ( 1.9% )
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 500,000 502,247
Pennsylvania ( 3.6% )
Allegheny County Industrial Development Authority,
United States Steel Corp.
Series 2019
4.88%, 11/1/24 220,000 220,225
Face
Amount Value
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 $ 500,000 $ 505,785
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 250,000 250,282
976,292
Puerto Rico ( 2.7% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 221,000 230,829
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 465,000 464,771
695,600
Rhode Island ( 1.7% )
Rhode Island Housing & Mortgage Finance Corp.,
Series 84 A
4.40%, 10/1/44 450,000 451,387
South Carolina ( 2.0% )
City of Aiken SC,
Water & Sewer System
Series 2024 A
4.00%, 8/1/49 250,000 248,053
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 285,495
533,548
Tennessee ( 2.1% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 561,376
Texas ( 11.5% )
Aldine Independent School District,
Series 2024
4.00%, 2/15/54 175,000 172,113
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 500,000 500,962
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 286,707
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 288,321
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 277,401

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (91.6%) (cont’d)
Texas (11.5%) (cont’d)
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 $ 500,000 $ 511,608
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 278,747
Prosper Independent School District,
Series 2024
4.00%, 2/15/54 250,000 244,621
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 271,770
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40 400,000 194,121
3,026,371
Virginia ( 1.3% )
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 356,477
Washington ( 4.9% )
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 405,000 447,290
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 281,472
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 250,000 253,838
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 278,208
1,260,808
Total Fixed Income Securities
(Cost $23,153,307)
24,217,611
–
Shares
Short-Term Investments (21.2%)
Investment Company ( 7.8% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  3.05%
(Cost $2,075,328)
2,075,120 2,075,328
Face
Amount Value
Municipal Bonds ( 13.4% )
Massachusetts ( 2.9% )
Massachusetts Development Finance Agency,
Trustees of Boston University
Series 2008 U6C
3.95%, 10/1/42(b) $ 750,000 $ 750,000
Missouri ( 2.8% )
Missouri Development Finance Board,
Nelson Gallery Foundation (The)
Series 2008 A
3.80%, 12/1/37(b) 750,000 750,000
New York ( 1.9% )
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2009 BB-1
3.80%, 6/15/39(b) 500,000 500,000
North Carolina ( 2.8% )
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group
Series 2021 E
3.85%, 1/15/42(b) 750,000 750,000
Virginia ( 1.1% )
Albemarle County Economic Development Authority,
Sentara Healthcare Obligated Group
Series 2018 B
3.80%, 10/1/48(b) 300,000 300,000
Wisconsin ( 1.9% )
University of Wisconsin Hospitals & Clinics Authority,
Series 2024 C
4.10%, 4/1/54(b) 500,000 500,000
Total Municipal Bonds
(Cost $3,550,000)
3,550,000
Total Short-Term Investments
(Cost $5,625,328)
5,625,328
Total Investments (112.8%)
(Cost $28,778,635) (c) 29,842,939
Liabilities in Excess of Other Assets (-12.8%)
(3,380,913)
Net Assets (100.0%) $26,462,026
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) At September 30, 2024, the aggregate cost for federal income tax purposes is $28,778,635. The aggregate gross unrealized
appreciation is $1,064,522 and the aggregate gross unrealized depreciation is $218, resulting in net unrealized appreciation of
$1,064,304.
AMT Alternative Minimum Tax

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 54.9%
New York 12.8
Texas 10.1
Colorado 7.9
Illinois 7.8
California 6.5
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $28,778,635) $ 29,842,939
Cash 528
Interest Receivable 263,923
Total Assets
30,107,390
Liabilities:
Payable for Investments Purchased 3,572,619
Payable for Management Fee 5,359
Payable for Dividends to Shareholders 67,386
Total Liabilities
3,645,364
Net Assets
$ 26,462,026
Net Assets Consist of:
Paid-in-Capital $ 25,300,409
Total Distributable Earnings 1,161,617
Net Assets
$ 26,462,026
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 500,000
Net Asset Value Per Share
$ 52 .92

Annual Report — September 30, 2024
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
September 30, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 854,064
Total Investment Income 854,064
Expenses:
Management Fee (Note B) 58,108
Total Expenses 58,108
Net Investment Income
795,956
Realized Gain (Loss):
Investments Sold 94,583
Net Realized Gain 94,583
Change in Unrealized Appreciation (Depreciation):
Investments 1,064,304
Net Change in Unrealized Appreciation (Depreciation) 1,064,304
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
1,158,887
Net Increase in Net Assets Resulting from Operations $ 1,954,843
^ Commencement of Operations.

Annual Report — September 30, 2024
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 795,956
Net Realized Gain 94,583
Net Change in Unrealized Appreciation (Depreciation) 1,064,304
Net Increase in Net Assets Resulting from Operations 1,954,843
Dividends and Distributions to Shareholders:
Dividends and Distributions (793,226)
Total Dividends and Distributions to Shareholders (793,226)
Capital Share Transactions:
Subscribed 25,300,409
(1)
Net Increase in Net Assets Resulting from Capital Share Transactions 25,300,409
Total Increase in Net Assets 26,462,026
Net Assets:
Beginning of Period –
End of Period $ 26,462,026
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 500,000
Shares Outstanding, End of Period Net Increase in 500,000
(1)
^ Commencement of Operations
(1) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 92.8% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance Intermediate Municipal Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
1.98
Net Realized and Unrealized Gain 2.89
Total from Investment Operations 4.87
Distributions from and/or in Excess of:
—
Net Investment Income (1.95)
Net Asset Value, End of Period
$52.92
Total Return
(3)
9.85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$26,462
Net Assets, End of Period (Thousands) $26,462
Ratio of Expenses 0.29%
(5)
Ratio of Net Investment Income 3.96%
(5)
Portfolio Turnover Rate 81%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

10
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Intermediate Municipal Income ETF (the “Fund”),
which seeks to provide current income exempt from regular
federal income tax. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under
the general supervision of the Trustees; and (3) invest-
ments in mutual funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
Effective October 1, 2024, the Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expens-
es, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation ex-
penses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's busi-
ness, will not exceed 0.10%. The fee waiver will continue until
February 1, 2026 or until such time as the Trustees of Morgan
Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 24,218 $ — $ 24,218
— — — —
Short-Term Investments
Investment
Company 2,075 — — 2,075
Municipal Bonds — 3,550 — 3,550
Total Short-Term
Investments 2,075 3,550 — 5,625
Total Assets $2,075 $27,768 $— $29,843

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $43,756,577 and $17,098,244,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended September
30, 2024. There were no purchases and sales related to In-Kind transactions for the period ended September 30, 2024.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a
2024
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$101,438 $691,788
Undistributed Undistributed
Ordinary Tax-Exempt
Income Income
$– $97,313

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

15
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance Intermediate Municipal Income ETF and the Board of Trustees of Morgan Stanley ETF
Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance Intermediate Municipal Income ETF (the
“Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of
September 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for the period from October 16, 2023 (commencement of operations) through September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 16, 2023 (commencement of operations) through
September 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial re-
porting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

16
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.
The Fund designated $6,310 of its distributions paid as business interest income.
The Fund designated $6,310 of its distributions paid as qualified interest income.
The Fund designated 99.02% of its income dividends as tax-exempt income dividends.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

 EVIM-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Short
Duration Income ETF
NASDAQ: EVSD
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
9
Statement of Operations
....................................................................................
10
Statement of Changes in Net Assets
........................................................................
11
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Report of Independent Registered Public Accounting Firm
....................................................
22
Federal Tax Notice
..........................................................................................
23

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance Short Duration Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (99.0%)
Asset-Backed Securities ( 27.8% )
Affirm Asset Securitization Trust,
2022-Z1
4.55%, 6/15/27(a) $ 130,746 $ 130,467
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 879,804 896,450
AMSR Trust,
2020-SFR3
2.11%, 9/17/37(a) 975,000 945,300
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 412,303 418,760
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 859,382 867,958
2024-1A
5.84%, 3/15/27(a) 255,000 257,852
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 832,563 836,034
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 592,470 546,628
Cartiga Asset Finance Trust LLC,
2023-1
7.00%, 3/15/35(a) 168,179 168,518
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(b) 1,404,374 1,318,760
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(c) 2,025,000 1,975,594
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 757,677 766,967
CIM Trust,
2021-NR2
5.57%, 7/25/59(a)(b) 549,595 548,082
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 1,225,000 1,161,946
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 785,235 662,234
Crockett Partners Equipment Co. IIA LLC,
2024-1C
6.05%, 1/20/31(a) 480,000 488,106
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 250,000 253,475
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 656,438 622,808
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 937,873 949,592
Face
Amount Value
Diamond Infrastructure Funding LLC,
2021-1A
1.76%, 4/15/49(a) $ 600,000 $ 558,723
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 463,750 462,019
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
6.39%, 1/27/70(a)(c) 455,833 454,999
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 1,130,102 1,007,121
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 175,502 164,602
FHF Trust,
2021-1A
1.27%, 3/15/27(a) 54,057 53,813
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(c) 1,500,000 1,451,898
2022-GT2
7.90%, 7/25/27(a) 1,600,000 1,651,356
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 536,095 534,682
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(b) 391,981 368,059
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 779,331 785,600
2024-2A
5.58%, 6/17/30(a) 230,000 233,072
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 658,000 673,539
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 573,584 561,046
2021-1A
2.77%, 4/20/29(a) 1,354,667 1,324,848
Honda Auto Receivables Owner Trust,
2024-1
5.21%, 8/15/28 810,000 824,758
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 600,000 600,190
J.P. Morgan Mortgage Trust,
2024-HE2
SOFR30A + 1.20%,
6.55%, 10/20/54(a)(c) 412,765 415,455
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 752,315 740,448
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 740,000 745,412

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (27.8%) (cont’d)
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) $ 1,140,514 $ 1,153,653
2024-3A
4.97%, 10/15/29(a) 400,000 400,743
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 870,539 718,193
2021-2GS
2.22%, 3/20/48(a) 1,149,522 917,925
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) 1,427,093 1,308,876
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 256,890 239,184
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 241,701 225,567
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 1,235,242 1,195,702
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 156,418 139,587
2021-1A
2.05%, 12/20/46(a) 747,156 584,873
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 621,000 621,666
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 212,850 197,610
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.50%, 7/25/50(a)(c) 576,943 574,960
NextGear Floorplan Master Owner Trust,
2024-1A
5.12%, 3/15/29(a) 685,000 699,295
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 397,976 384,061
2021-FNT2
3.23%, 5/25/26(a) 794,013 769,193
2021-GNT1
3.47%, 11/25/26(a) 429,794 413,205
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(a) 179,407 176,774
Octane Receivables Trust,
2021-2A
1.21%, 9/20/28(a) 60,391 59,691
2023-1A
5.87%, 5/21/29(a) 332,633 334,476
Face
Amount Value
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
5.58%, 8/20/30(c) $ 25,971 $ 26,181
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 586,576 589,176
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 621,000 621,698
Oxford Finance Funding LLC,
2020-1A
3.10%, 2/15/28(a) 60,692 60,262
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 427,000 433,115
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 364,845 374,826
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 664,000 680,910
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
8.05%, 3/25/29(a)(c) 700,000 709,449
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 645,000 651,493
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 400,317 402,923
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.50%, 12/27/44(a)(c) 51,546 51,442
Republic Finance Issuance Trust,
2020-A
2.47%, 11/20/30(a) 9,894 9,877
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 850,000 880,425
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 103,726 95,958
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
2.73%, 10/16/26(a)(b) 166,991 167,763
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 524,486 506,577
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 989,959 937,088
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 303,615 312,014

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (27.8%) (cont’d)
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) $ 221,514 $ 221,995
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 759,431 582,881
Theorem Funding Trust,
2022-3A
7.60%, 4/15/29(a) 105,509 106,550
2022-3A
8.95%, 4/15/29(a) 852,000 884,757
2023-1A
7.58%, 4/15/29(a) 130,362 131,824
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 650,000 628,835
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 274,617 261,184
VOLT XCVI LLC,
2021-NPL5
5.12%, 3/27/51(a)(b) 344,368 343,222
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 347,000 349,776
49,564,606
Collateralized Mortgage Obligations — Agency Collateral Series  ( 5.4% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.19%,
6.75%, 6/1/38(c) 38,050 38,666
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.76%, 7/1/38(c) 94,818 96,489
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.82%, 1/1/36(c) 92,260 93,946
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.97%, 3/1/37(c) 118,970 121,319
FHLMC Gold Pool, 15 Year
4.50%, 12/1/24 2,012 2,009
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 6,777 7,169
8.00%, 8/1/32 3,433 3,585
8.50%, 8/1/31 4,138 4,404
GNMA I, 30 Year
8.50%, 7/15/30 175 180
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 39,555 41,356
UMBS, 15 Year
5.00%, 12/1/24 1,838 1,835
UMBS, 30 Year
6.00%, 9/1/37 22,347 23,483
6.50%, 2/1/28 - 10/1/32 68,974 71,662
7.00%, 7/1/29 - 3/1/37 72,669 76,130
7.50%, 8/1/37 8,548 9,031
Face
Amount Value
8.00%, 4/1/33 $ 14,262 $ 14,945
8.50%, 10/1/32 7,589 8,078
UMBS, Single Family, 30 Year
5.00%, 10/25/54, TBA 7,160,000 7,155,526
5.50%, 10/25/54, TBA 1,748,000 1,768,689
9,538,502
Commercial Mortgage-Backed Securities ( 12.1% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(b) 430,999 402,126
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(c) 501,902 461,643
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
7.45%, 8/15/39(a)(c) 534,000 537,663
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.99%, 7/15/41(a)(c) 562,000 564,108
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.99%, 4/15/37(a)(c) 354,000 356,165
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(b) 1,798,083 1,769,662
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(c) 101,679 99,023
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.91%, 4/15/34(a)(c) 1,100,000 1,063,510
BX Trust
CME Term SOFR 1 Month + 1.58%,
6.68%, 1/15/39(a)(c) 820,000 814,016
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
6.46%, 12/15/37(a)(c) 1,210,000 1,211,025
Cascade Funding Mortgage Trust
2.80%, 6/25/69(a)(c) 12,348 12,319
4.00%, 10/25/68(a)(c) 140,711 139,478
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34 29,378 29,613
CSMC Trust
3.53%, 8/15/37(a) 575,000 554,658
3.90%, 4/25/62(a)(c) 1,326,678 1,283,814
Extended Stay America Trust
CME Term SOFR 1 Month + 1.49%,
6.59%, 7/15/38(a)(c) 1,069,242 1,069,202
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 476,576 419,992
FHLMC, REMIC
7.50%, 9/15/29 82,567 84,682
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 966,149
GNMA
CME Term SOFR 1 Month + 0.56%,
5.50%, 5/20/62(c) 84 84
CME Term SOFR 1 Month + 0.39%,
5.75%, 5/20/63(c) 2,671 2,631
CME Term SOFR 1 Month + 0.61%,
5.97%, 3/20/61(c) 30,008 30,108
CME Term SOFR 1 Month + 0.67%,

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (12.1%) (cont’d)
6.03%, 9/20/62(c) $ 56,882 $ 57,110
CME Term SOFR 1 Month + 0.71%,
6.07%, 1/20/64(c) 18,945 19,030
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
6.64%, 3/15/39(a)(c) 891,000 890,898
Headlands Residential LLC
2.49%, 9/25/26(a)(c) 1,206,118 1,200,703
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.74%, 6/15/41(a)(c) 322,500 323,106
CME Term SOFR 1 Month + 1.99%,
7.09%, 6/15/41(a)(c) 660,000 662,064
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.94%, 9/15/41(a)(c) 380,000 381,188
CME Term SOFR 1 Month + 2.84%,
7.94%, 9/15/41(a)(c) 297,000 297,743
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
7.02%, 6/15/39(a)(c) 436,000 436,819
LHOME Mortgage Trust
7.02%, 1/25/29(a)(b) 610,000 620,368
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(c) 26,246 25,266
3.75%, 8/25/55(a)(c) 61,515 59,350
3.83%, 9/25/57(a)(c) 164,935 156,212
NYC Trust
CME Term SOFR 1 Month + 1.99%,
7.09%, 8/15/29(a)(c) 555,000 559,159
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(c) 191,652 177,489
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.45%, 10/19/36(a)(c) 560,000 563,322
Reach Abs Trust
6.30%, 2/18/31(a) 285,933 288,227
Residential Mortgage Loan Trust
1.65%, 5/25/60(a)(c) 24,773 24,645
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
6.84%, 5/15/39(a)(c) 437,000 434,957
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
5.70%, 8/20/34(c) 55,118 51,966
SHR Trust
CME Term SOFR 1 Month + 1.95%,
0.00%, 10/15/41(a)(c) 500,000 504,445
Silver Hill Trust
3.10%, 11/25/49(a)(c) 186,886 185,786
Towd Point Mortgage Trust
CME Term SOFR 1 Month + 0.71%,
5.57%, 2/25/57(a)(c) 21,607 22,275
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.69%, 6/15/39(a)(c) 375,000 374,539
CME Term SOFR 1 Month + 2.64%,
Face
Amount Value
7.74%, 6/15/39(a)(c) $ 400,000 $ 400,031
TYSN Mortgage Trust
6.80%, 12/10/33(a)(c) 825,000 878,348
21,466,717
Corporate Bonds ( 44.1% )
Aerospace & Defense (0.7%)
BAE Systems plc
5.00%, 3/26/27(a) 600,000 609,835
Boeing Co. (The)
6.30%, 5/1/29(a) 675,000 710,393
1,320,228
Air Freight & Logistics (0.2%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 400,000 383,865
Automobile Components (0.2%)
Aptiv plc
4.65%, 9/13/29 307,000 305,711
Automobiles (1.1%)
General Motors Co.
6.80%, 10/1/27 750,000 794,281
Hyundai Capital America
5.30%, 6/24/29(a) 429,000 441,885
5.50%, 3/30/26(a) 675,000 685,335
1,921,501
Banks (15.2%)
Banco Santander SA
4.18%, 3/24/28(c) 600,000 594,407
6.61%, 11/7/28 1,200,000 1,302,517
Bank of America Corp.
4.38%, 4/27/28(c) 2,740,000 2,744,764
5.08%, 1/20/27(c) 875,000 882,343
Bank of Ireland Group plc
6.25%, 9/16/26(a)(c) 790,000 800,899
Barclays plc
5.30%, 8/9/26(c) 1,465,000 1,470,552
BNP Paribas SA
5.18%, 1/9/30(a)(c) 750,000 769,783
BPCE SA
6.71%, 10/19/29(a)(c) 535,000 572,137
CaixaBank SA
5.67%, 3/15/30(a)(c) 925,000 960,899
Capital One NA
2.28%, 1/28/26(c) 900,000 891,243
Citigroup, Inc.
4.60%, 3/9/26 1,160,000 1,163,493
5.61%, 9/29/26(c) 300,000 302,702
Fifth Third Bank NA
5.85%, 10/27/25(c) 1,160,000 1,160,414
HSBC Holdings plc
5.60%, 5/17/28(c) 920,000 945,962
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 690,000 706,770
JPMorgan Chase & Co.
5.57%, 4/22/28(c) 675,000 696,061
6.09%, 10/23/29(c) 940,000 1,002,279

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (44.1%) (cont’d)
KeyBank NA
5.00%, 1/26/33 $ 286,000 $ 283,507
KeyCorp
6.12%, 5/23/25(c) 950,000 951,558
PNC Financial Services Group, Inc. (The)
5.30%, 1/21/28(c) 1,152,000 1,179,051
5.49%, 5/14/30(c) 925,000 966,822
Societe Generale SA
5.63%, 1/19/30(a)(c) 750,000 768,845
Swedbank AB
6.14%, 9/12/26(a) 1,330,000 1,373,912
Synovus Bank
5.63%, 2/15/28 375,000 377,159
Truist Financial Corp.
6.05%, 6/8/27(c) 465,000 477,308
U.S. Bancorp
5.10%, 7/23/30(c) 2,000,000 2,059,213
UniCredit SpA
2.57%, 9/22/26(a)(c) 1,040,000 1,016,860
Westpac New Zealand Ltd.
5.13%, 2/26/27(a) 625,000 638,696
27,060,156
Capital Markets (5.7%)
Antares Holdings LP
3.95%, 7/15/26(a) 600,000 583,796
Blue Owl Credit Income Corp.
6.60%, 9/15/29(a) 560,000 574,714
Charles Schwab Corp. (The)
5.88%, 8/24/26 600,000 617,661
CI Financial Corp.
3.20%, 12/17/30 575,000 487,446
Goldman Sachs Bank USA
5.41%, 5/21/27(c) 1,730,000 1,758,504
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(c) 690,000 696,238
HAT Holdings I LLC
3.38%, 6/15/26(a) 225,000 218,044
8.00%, 6/15/27(a) 360,000 381,828
LPL Holdings, Inc.
4.00%, 3/15/29(a) 510,000 488,413
6.00%, 5/20/34 319,000 333,604
Macquarie Group Ltd.
5.11%, 8/9/26(a)(c) 1,000,000 1,004,102
Nuveen LLC
5.55%, 1/15/30(a) 550,000 576,115
Oaktree Strategic Credit Fund
8.40%, 11/14/28(a) 350,000 378,801
UBS Group AG
4.25%, 3/23/28(a) 2,040,000 2,024,711
10,123,977
Chemicals (0.5%)
Celanese US Holdings LLC
6.17%, 7/15/27 834,000 864,504
Face
Amount Value
Construction & Engineering (0.2%)
MasTec , Inc.
5.90%, 6/15/29 $ 430,000 $ 449,158
Consumer Finance (2.5%)
Aircastle Ltd.
5.75%, 10/1/31(a) 465,000 478,346
Ally Financial, Inc.
6.85%, 1/3/30(c) 949,000 1,002,473
Ford Motor Credit Co. LLC
6.95%, 6/10/26 2,020,000 2,080,397
General Motors Financial Co., Inc.
5.40%, 4/6/26 930,000 941,649
4,502,865
Consumer Staples Distribution & Retail (0.2%)
Kroger Co. (The)
4.90%, 9/15/31 340,000 342,313
Diversified REITs (0.3%)
VICI Properties LP
3.88%, 2/15/29(a) 500,000 479,290
Electric Utilities (0.9%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 1,165,000 1,177,121
6.05%, 3/1/25 360,000 361,558
1,538,679
Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.
5.15%, 8/21/29 407,000 413,520
Vontier Corp.
1.80%, 4/1/26 1,700,000 1,629,056
2,042,576
Entertainment (1.3%)
Warnermedia Holdings, Inc.
3.76%, 3/15/27 1,537,000 1,486,514
6.41%, 3/15/26 775,000 775,464
2,261,978
Financial Services (2.0%)
Enact Holdings, Inc.
6.25%, 5/28/29 1,105,000 1,147,924
Essent Group Ltd.
6.25%, 7/1/29 470,000 490,556
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) 938,000 960,608
Synchrony Bank
5.40%, 8/22/25 1,020,000 1,022,421
3,621,509
Gas Utilities (0.2%)
Ferrellgas LP
5.38%, 4/1/26(a) 300,000 299,580
Ground Transportation (0.6%)
Ashtead Capital, Inc.
4.00%, 5/1/28(a) 500,000 487,781
4.25%, 11/1/29(a) 350,000 340,727

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (44.1%) (cont’d)
Uber Technologies, Inc.
4.30%, 1/15/30 $ 230,000 $ 229,342
1,057,850
Health Care Providers & Services (1.2%)
Centene Corp.
4.25%, 12/15/27 967,000 950,505
HCA, Inc.
5.88%, 2/15/26 1,270,000 1,283,623
2,234,128
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
5.90%, 6/1/27 478,000 490,982
Insurance (2.8%)
American National Group, Inc.
5.75%, 10/1/29 340,000 342,197
Athene Global Funding
4.86%, 8/27/26(a) 747,000 752,177
5.52%, 3/25/27(a) 1,170,000 1,198,094
5.62%, 5/8/26(a) 790,000 802,732
Corebridge Global Funding
4.65%, 8/20/27(a) 870,000 880,691
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 1,100,000 1,060,525
5,036,416
IT Services (0.4%)
Kyndryl Holdings, Inc.
3.15%, 10/15/31 740,000 650,646
Media (1.1%)
Charter Communications Operating LLC
4.91%, 7/23/25 333,000 332,546
6.10%, 6/1/29 1,100,000 1,138,939
Videotron Ltd.
3.63%, 6/15/29(a) 600,000 573,001
2,044,486
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(b) 1,250,000 1,265,676
Oil, Gas & Consumable Fuels (1.1%)
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/28(a) 800,000 836,843
Energy Transfer LP
5.25%, 7/1/29 650,000 669,970
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 400,000 396,055
1,902,868
Passenger Airlines (0.3%)
American Airlines, Inc.
5.50%, 4/20/26(a) 495,833 494,826
Professional Services (0.7%)
Concentrix Corp.
6.60%, 8/2/28 600,000 626,220
Face
Amount Value
6.65%, 8/2/26 $ 600,000 $ 616,742
1,242,962
Specialized REITs (0.6%)
EPR Properties
3.75%, 8/15/29 110,000 102,922
4.50%, 4/1/25 - 6/1/27 339,000 335,873
4.95%, 4/15/28 730,000 723,779
1,162,574
Specialty Retail (0.3%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 500,000 467,014
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 325,000 377,639
Textiles, Apparel & Luxury Goods (0.3%)
Tapestry, Inc.
7.35%, 11/27/28 500,000 525,646
Tobacco (0.6%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 1,000,000 1,032,671
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 400,000 381,336
Wireless Telecommunication Services (0.4%)
Connect Finco SARL
6.75%, 10/1/26(a) 650,000 650,000
78,535,610
Sovereign ( 0.2% )
Petroleos Mexicanos
6.50%, 3/13/27 350,000 343,437
U.S. Government and Agency Securities ( 9.4% )
U.S. Treasury Notes
4.13%, 3/31/29 2,925,000 2,991,955
4.50%, 5/31/29 7,620,000 7,926,139
4.63%, 6/30/26 5,783,700 5,873,280
16,791,374
Total Fixed Income Securities
(Cost $174,862,395)
176,240,246
–
Shares
Investment Companies (2.9%)
Eaton Vance Floating Rate ETF
(See Note G) 83,849 4,199,996
Eaton Vance Ultra-Short Income ETF
(See Note G) 20,000 1,014,400
Total Investment Companies
(Cost $5,249,928)
5,214,396

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investments (3.6%)
Investment Company ( 2.8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.85%
(See Note G)
(Cost $4,919,330)
4,919,330 $ 4,919,330
Face
Amount
U.S. Government and Agency Security ( 0.8% )
U.S. Treasury Bill
5.09%, 1/16/25(d)
(Cost $1,507,200)
$ 1,530,000 1,509,778
Total Short-Term Investments
(Cost $6,426,530)
6,429,108
Total Investments (105.5%)
(Cost $186,538,853) (e)(f) 187,883,750
Liabilities in Excess of Other Assets (-5.5%)
(9,775,180)
Net Assets (100.0%) $178,108,570
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(c) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of the security pledged as collateral for futures contracts.
(e) At September 30, 2024, the aggregate cost for federal income tax purposes is $186,689,643. The aggregate gross unrealized appreciation is $3,231,973 and the aggregate gross unrealized depreciation is $1,934,107, resulting in net unrealized appreciation of $1,297,866.
(f) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA To Be Announced; Security is subject to delayed delivery
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Long:
U.S. Treasury 2 Year Notes 351 Dec-24 $ 70,200,000 $ 73,093,008 $ 74,739
Short:
U.S. Treasury 5 Year Notes 166 Dec-24 (16,600,000) (18,240,547) 10,294
U.S. Treasury 10 Year Notes 107 Dec-24 (10,700,000) (12,228,094) 18,965
U.S. Treasury 10 Year Ultra Bonds 24 Dec-24 (2,400,000) (2,839,125) 1,454
$ 105,452
Portfolio Composition
Classification
Percentage of
Total
Investments
Other* 28.4%
Asset-Backed Securities 26.4
Banks 14.4
Commercial Mortgage-Backed Securities 11.4
U.S. Government and Agency Securities 8.9
Capital Markets 5.4
Collateralized Mortgage Obligations — Agency
Collateral Series 5.1
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of
$106,400,774 and total unrealized appreciation of $ 105,452.

Annual Report — September 30, 2024
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
*
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $176,369,595) $ 177,750,024
Investment in Security of Affiliated Issuers, at Value (Cost $10,169,258) 10,133,726
Total Investments in Securities, at Value (Cost $186,538,853) 187,883,750
Receivable for Investments Sold 8,562
Receivable for Fund Units Sold 1,270,804
Interest Receivable 1,345,922
Dividends Receivable 56,705
Affiliate Fund Waiver 3,078
Other Receivables 13,685
Total Assets
190,582,506
Liabilities:
Due to Authorized Participant (Note F) 562,608
Payable for Investments Purchased 10,762,525
Payable for Management Fee 36,003
Payable for Variation Margin on Futures Contracts 9,813
Payable for Dividends to Shareholders 720,186
Reorganization Expenses 382,801
Total Liabilities
12,473,936
Net Assets
$ 178,108,570
Net Assets Consist of:
Paid-in-Capital $ 193,450,379
Total Accumulated Loss (15,341,809)
Net Assets
$ 178,108,570
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 3,503,924
Net Asset Value Per Share
$ 50.83
*
The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio ("Predecessor Fund") in a
reorganization that occurred as of the close of business on June 14, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
*
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 10,271,641
Dividends from Security of Affiliated Issuers (Note G) 700,251
Total Investment Income 10,971,892
Expenses:
Management Fee (Note B) 126,380
Advisory Fees (Note B) 429,398
Administration Fees (Note B) 171,759
Sub Transfer Agency Fees 157,906
Distribution and Shareholder Services Fees (Note C) 300,430
Professional Fees 137,711
Registration Fees 108,272
Custodian Fees (Note E) 17,721
Reorganization Fees 421,060
Shareholder Reporting Fees 27,499
Transfer Agency Fees (Note D) 25,066
Trustees' Fees and Expenses 5,634
Other Expenses 51,792
Total Expenses 1,980,628
Waiver of Advisory and Other Fees (Note B) (860,436)
Reimbursement of Class Specific Expenses (Note B) (49,292)
Rebate from Morgan Stanley Affiliate (Note G) (24,449)
Net Expenses 1,046,451
Net Investment Income
9,925,441
Realized Gain (Loss):
Investments Sold (10,506,035)
Investments in Affiliates (2,880)
In-kind Redemptions on Investments (22,757)
Futures Contracts (442,621)
Net Realized Loss (10,974,293)
Change in Unrealized Appreciation (Depreciation):
Investments 23,357,291
Investments in Affiliates (35,532)
Futures Contracts 4,748
Net Change in Unrealized Appreciation (Depreciation) 23,326,507
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
12,352,214
Net Increase in Net Assets Resulting from Operations $ 22,277,655
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio ("Predecessor Fund") in a
reorganization that occurred as of the close of business on June 14, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Eaton Vance Short Duration Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
*
Year Ended
September 30, 2023
*
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 9,925,441  $ 10,393,729
Net Realized Loss (10,974,293) (4,693,507)
Net Change in Unrealized Appreciation (Depreciation) 23,326,507  9,833,668
Net Increase in Net Assets Resulting from Operations 22,277,655  15,533,890
Dividends and Distributions to Shareholders:
Dividends and Distributions (10,744,586) (10,684,070)
Total Dividends and Distributions to Shareholders (10,744,586) (10,684,070)
Capital Share Transactions:
Subscribed 24,103,512  63,692,912
Subscribed In-Kind 1,270,804  –
Distributions Reinvested 7,736,546  4,976,191
Redeemed (222,571,263) (88,760,614)
Redeemed In-Kind (13,754,820) –
Class A:
Subscribed –  30,156,735
Distributions Reinvested –  5,587,418
Redeemed –  (62,014,351)
Class L:
Subscribed –  28,556
Distributions Reinvested –  22,722
Redeemed –  (78,072)
Class C:
Subscribed –  1,062,375
Distributions Reinvested –  63,590
Redeemed –  (2,377,015)
Class R6:
Subscribed –  –
Distributions Reinvested –  317
Redeemed –  –
Net Decrease in Net Assets Resulting from Capital Share Transactions (203,215,221) (47,639,236)
Total Decrease in Net Assets (191,682,152) (42,789,416)
Net Assets:
Beginning of Period 369,790,722  412,580,138
End of Period $ 178,108,570  $ 369,790,722

Annual Report — September 30, 2024
Eaton Vance Short Duration Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
*
Year Ended
September 30, 2023
*
Capital Share Transactions:
Shares Subscribed 486,506  1,314,336
Shares Subscribed In-Kind 25,000  –
Shares Issued on Distributions Reinvested 156,772  102,731
Shares Redeemed (4,478,922) (1,834,635)
Shares Redeemed In-Kind (275,000) –
Class A:
Shares Subscribed –  624,391
Shares Issued on Distributions Reinvested –  115,388
Shares Redeemed –  (1,282,703)
Class L:
Shares Subscribed –  598
Shares Issued on Distributions Reinvested –  469
Shares Redeemed –  (1,616)
Class C:
Shares Subscribed –  21,988
Shares Issued on Distributions Reinvested –  1,313
Shares Redeemed –  (48,944)
Class R6:
Shares Subscribed –  –
Shares Issued on Distributions Reinvested –  40
Shares Redeemed –  –
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio ("Predecessor Fund") in a
reorganization that occurred as of the close of business on June 14, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See Notes to
Financial Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance Short Duration Income ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$48.76 $48.14 $51.74 $51.62 $51.19
Income (Loss) from Investment Operations:
(2)
— — — — —
Net Investment Income
(3)
0.45 1.37 0.75 0.62 1.06
Net Realized and Unrealized Gain (Loss) 2.68 0.61 (3.60) 0.18 0.55
Total from Investment Operations 3.13 1.98 (2.85) 0.80 1.61
Distributions from and/or in Excess of:
(2)
— — — — —
Net Investment Income (1.06) (1.30) (0.75) (0.68) (1.18)
Net Realized Gain — (0.06) — — —
Total Distributions (1.06) (1.36) (0.75) (0.68) (1.18)
Net Asset Value, End of Period
(2)
$50.83 $48.76 $48.14 $51.74 $51.62
Total Return
(4) (5)
8.94% 4.19% (5.62)% 1.57% 3.20%
Ratios to Average Net Assets and Supplemental Data:
$178,109 $— $— $— $—
Net Assets, End of Period (Thousands) $178,109 $160,099 $178,175 $255,659 $233,816
Ratio of Expenses Before Expense Limitation 0.58% 0.47% 0.44% 0.45% 0.53%
Ratio of Expenses After Expense Limitation
(6)
0.27% 0.30% 0.30% 0.30% 0.29%
Ratio of Net Investment Income
(6)
4.04% 2.76% 1.48% 1.25% 2.12%
Ratio of Rebate from Morgan Stanley Affiliates 0.01% 0.00%
(7)
0.00%
(7)
0.00%
(7)
0.01%
Portfolio Turnover Rate
(8)
117% 26% 53% 53% 74%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on June 14, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of June 14, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class I shares of the Predecessor Fund.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

14
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”)is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Short Duration Income ETF (the “Fund”) which seeks
to provide above-average total return over a market cycle of three to five years. The Fund is diversified.
At a meeting held on December 6, 2023, the Board of Trust-
ees (the "Trustees") of the Trust unanimously approved the
reorganization of the Predecessor Fund into an exchange-trad-
ed fund ("ETF"), which will be managed by Morgan Stanley
Investment Management Inc. (the "Adviser"). On June 14,
2024, pursuant to the Plan of Reorganization, approved by
the shareholders of the Predecessor Fund on March 15, 2024,
the Predecessor Fund was converted into an ETF, the Fund
with the identical investment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorgani-
zation"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization.
As a result, the Fund assumed the Predecessor Fund's account-
ing and financial history. Predecessor Fund shareholders will become the shareholders of the Fund receiving shares of the
Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Fund Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares is-
sued by the Fund were recorded at fair value and the cost basis of the investments received from the Predecessor Fund were
carried forward to the Fund.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may
be valued by an outside pricing service/vendor approved
by the Trustees. The pricing service/vendor may employ
a pricing model that takes into account, among other
things, bids, yield spreads and/or other market data and
specific security characteristics. If the Adviser, a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide
a price, prices from brokers/dealers may also be utilized.
In these circumstances, the value of the security will be
the mean of bid and asked prices obtained from reputa-
ble brokers/dealers; (2) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (3) futures are valued at the
Portfolio
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Acquired
Portfolio
*
23,287,610 -0- $187,695,023
+
-0-
The Fund -0- 3,753,924 -0- $187,695,459
* Represents the accounting survivor.
+ Includes unrealized depreciation on investments of $2,320,421 with a fair value of $174,066,222 and identified cost of $176,386,643.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
settlement price on the exchange on which they trade or,
if a settlement price is unavailable, at the last sale price on the exchange; (4) investments in mutual funds, including
the Morgan Stanley Institutional Liquidity Funds, are val-
ued at the net asset value (“NAV”) as of the close of each
business day; and (5) investments in Exchange Traded
Funds are valued at market price.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 49,565 $ — $ 49,565
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — 9,539 — 9,539
Commercial
Mortgage-Backed
Securities — 21,467 — 21,467
Corporate Bonds — 78,536 — 78,536
Sovereign — 343 — 343
U.S. Government
and Agency
Securities — 16,791 — 16,791
— — — —
Total Fixed Income
Securities — 176,241 — 176,241
Investment
Companies
5,214 — — 5,214
Short-Term Investments
Investment
Company 4,919 — — 4,919

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
U.S. Government
and Agency
Security $ — $ 1,510 $ — $ 1,510
Total Short-Term
Investments 4,919 1,510 — 6,429
Futures Contracts
105 — — 105
Total Assets $10,238 $177,751 $— $187,989

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the year ended September 30, 2024 in accordance
with ASC 815:
For the year ended September 30, 2024, the approximate
average monthly amount outstanding for each derivative
type is as follows:
4. When Issued/Delayed Delivery Securities:
 The
Fund purchases and sells when-issued and delayed deliv-
ery securities. Securities purchased on a when-issued or
delayed delivery basis are purchased for delivery beyond
the normal settlement date at a stated price and yield, and
no income accrues to the Fund on such securities prior
to delivery date. Payment and delivery for when-issued
and delayed delivery securities can take place a month or
more after the date of the transaction. When the Fund
enters into a purchase transaction on a when-issued or de-
layed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commit-
ments to purchase such securities. Purchasing securities
on a when- issued or delayed delivery basis may involve a
risk that the market price at the time of delivery may be
lower than the agreed upon purchase price, in which case
there could be an unrealized loss at the time of delivery.
Purchasing investments on a when-issued or delayed
delivery basis may be considered a form of leverage which
may increase the impact that gains (losses) may have on
the Fund.
5. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
7. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management and Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid monthly at the annual rate of 0.24% of the
average daily net assets of the Fund. Under the Agreement,
the Adviser pays substantially all the expenses of the Fund
(including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
The management fee relates to the ETF and is reflected in the
Statement of Operations.
Asset Derivatives
Statement of Assets
and Primary Risk Value
Liabilities Location Exposure
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $105,452(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ (442,621)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $4,748
Futures Contracts:
Average monthly notional value ................... $104,039,657

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
Prior to June 14, 2024, the Predecessor Fund paid an advisory fee to the Adviser quarterly, at an annual rate of 0.20% of the average daily net assets of the Predecessor Fund. The Adviser has agreed to reduce its fee and/or reimburse the Predecessor
Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed
0.30% for Class I shares, 0.55% for Class A shares, 0.80% for
Class L shares and 1.30% for Class C Shares. For the year end-
ed September 30, 2024, $860,436 of advisory and other fees
were waived and $49,292 of class specific expenses were reim-
bursed by the Adviser pursuant to this arrangement. In addi-
tion the Adviser served as the Administrator of the Predecessor
Fund pursuant to an Administration Agreement for an annual
fee of 0.08% of the Predecessor Fund's average daily net assets.
The advisory fees and waiver of advisory fees are reflected in the
Statement of Operations.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
Prior to June 14, 2024, Morgan Stanley Distribution, Inc.
served as the Predecessor Fund's Distributor pursuant to a Dis-
tribution Agreement. The Predecessor Fund adopted a Share-
holder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services
Plan, the Predecessor Fund paid the Distributor a sharehold-
er services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to
Class A shares. The Predecessor Fund adopted a Distribution
and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Predecessor Fund paid the
Distributor a distribution fee, accrued daily and paid month-
ly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to Class L shares. The
Predecessor Fund has adopted a distribution and Shareholder
Services Plan with respect to Class C shares pursuant to Rule
12b-1 under the Act. Under the Distribution and Sharehold-
er Services Plan, the Predecessor Fund paid the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to Class C shares.
D. Dividend Disbursing and Transfer/Co-Transfer
Agent:
Prior to June 14, 2024, the Predecessor Fund's divi-
dend disbursing and transfer agent was SS&C Global Investor
& Distribution Solution, Inc. (“SS&C GIDS”). Pursuant to a
Transfer Agency Agreement, the Predecessor Fund paid SS&C
GIDS a fee based on the number of classes, accounts and trans-
action relating to the Predecessor Fund. Eaton Vance Man-
agement (“EVM”), an affiliate of Morgan Stanley, provided
co-transfer agency and related services to the Predecessor Fund pursuant to a Co-Transfer Agency Services Agreement. For
the period October 1, 2023 through June 14, 2024, co-transfer agency fees and expenses incurred to EVM, included in “Trans-
fer Agency Fees” and “Sub Transfer Agency Fees” in the State-
ment of Operations, amounted to $182,972. Effective June 14,
2024, JPMorgan serves as the Transfer Agent of the Fund.
E. Custodian Fees:
Prior to June 14, 2024, State Street Bank
and Trust Company ("State Street") served as custodian for
the Predecessor Fund in accordance with a Custodian Agree-
ment. Effective June 14, 2024, JPMorgan serves as Custodian
and Administrator for the Fund in accordance with a Custodi-
an and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
Shares are listed on the Nasdaq Stock Market (“NASDAQ”)
and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The
investor's transaction will be priced at NAV if the investor pur-
chases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2024, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $238,359,824 and $473,797,591,
respectively. For the year ended September 30, 2024, pur-
chases and sales of long-term U.S. Government securities
were $64,066,742 and $9,768,952, respectively. Purchase and
Sales related to In-Kind transactions were $1,190,908 and
$10,057,961, respectively, for the year ended September 30,
2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $16,190 relating
to the Fund’s investment in the Liquidity Fund.
The Fund invests in Eaton Vance Ultra-Short Income ETF, a
management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For
the year ended September 30, 2024, advisory fees paid were
reduced by $457 relating to the Fund’s investment in the Eaton
Vance Ultra-Short Income ETF.
 The Fund invests in Eaton Vance Floating-Rate ETF, a
management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the year ended September 30, 2024, advisory fees paid were reduced by
$7,802 relating to the Fund's investment in the Eaton Vance
Floating-Rate ETF.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
Affiliated
Investment
Company/
Issuer
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 9,819 $ 190,270 $ 195,170 $ 549
Eaton Vance
Ultra-Short
Income ETF – 1,012 – 18
Eaton Vance
Floating
Rate ETF – 4,693 452 133
Total $9,819 $195,975 $195,622 $700
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000) Value
Liquidity Fund   $ – $ – $ 4,919
Eaton Vance Ultra-Short
Income ETF   – 2 1,014
Eaton Vance Floating Rate
ETF   (3) (38) 4,200
Total $(3) $(36) $10,133

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30,
2024 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $745,555 and $16,491,676, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$10,744,586 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$10,234,907 $449,163
Total
Accumulated Paid-In
Loss Capital
$22,764 $(22,764)
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$597,556 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the
NYSE and may, therefore, have a material upward or down-
ward effect on the market price of the shares.

22
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance Short Duration Income ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Income ETF (the “Fund”)
(one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30,
2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (col-
lectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

23
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.
The Fund designated $1,433,394 of its distributions paid as business interest income.
The Fund designated $1,089,366 of its distributions paid as qualified interest income.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

EVSD-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Short
Duration Municipal
Income ETF
NYSE Arca: EVSM
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
7
Statement of Operations
....................................................................................
8
Statements of Changes in Net Assets
.......................................................................
9
Financial Highlights
.........................................................................................
10
Notes to Financial Statements
...............................................................................
11
Report of Independent Registered Public Accounting Firm
....................................................
17
Federal Tax Notice
..........................................................................................
18

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance Short Duration Municipal Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (95.1%)
Municipal Bonds ( 95.1% )
Alabama ( 1.8% )
Black Belt Energy Gas District,
Series 2023 D-1
5.50%, 6/1/49(a) $ 2,450,000 $ 2,651,868
Arizona ( 1.4% )
Chandler Industrial Development Authority,
Intel Corp.
Series 2007 (AMT)
4.10%, 12/1/37(a) 2,000,000 2,025,176
California ( 4.2% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 1,000,000 1,119,407
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,090,223
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(a) 1,000,000 1,044,117
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,718,515
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,009,804
5,982,066
Colorado ( 7.6% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 1,000,000 1,052,168
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 2,000,000 2,163,744
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 1,500,000 1,533,132
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 383,855
Series 2024 A
5.00%, 12/1/28 400,000 433,921
E-470 Public Highway Authority,
Series 2000 B
0.00%, 9/1/25 2,000,000 1,944,146
Series 2024 B
3.99%, 9/1/39(a) 1,000,000 1,000,681
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,292,861
10,804,508
Face
Amount Value
Connecticut ( 4.1% )
City of Danbury CT,
Series B
5.00%, 2/24/25(b) $ 2,500,000 $ 2,513,336
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 911,083
State of Connecticut CT,
Special Tax
Series 2023 A
5.00%, 7/1/25 2,400,000 2,439,405
5,863,824
Florida ( 1.4% )
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,032,982
Georgia ( 4.8% )
Atlanta Urban Residential Finance Authority,
Flats at Stone Hogan LP
Series 2024 B
0.00%, 5/1/29(a) 1,500,000 1,501,039
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(a) 750,000 762,617
Series 2013-1
3.38%, 11/1/53(a) 500,000 505,696
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(a) 2,500,000 2,531,417
Series 2023 D
5.00%, 5/1/54(a) 1,500,000 1,603,208
6,903,977
Illinois ( 11.8% )
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,216,081
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,029,078
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,082,833
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(a) 1,500,000 1,509,884
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(a) 2,500,000 2,575,940
Metropolitan Pier & Exposition Authority,
Series 2023 A
5.00%, 12/15/28 1,000,000 1,057,946
State of Illinois McCormick Place Expansion Project Fund
Series 2024 A
5.00%, 6/15/29 1,535,000 1,634,162

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.1%) (cont’d)
Illinois (11.8%) (cont’d)
Sales Tax Securitization Corp.,
Series 2020 A
5.00%, 1/1/27 $ 1,290,000 $ 1,356,193
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,656,387
Sales Tax
Series 2021 A
4.00%, 6/15/25 1,750,000 1,762,749
16,881,253
Indiana ( 2.5% )
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(a) 2,500,000 2,560,467
Indiana Housing & Community Development Authority,
Triple P Apartments LP
Series 2023
4.10%, 9/1/28(a) 1,000,000 1,006,566
3,567,033
Iowa ( 0.7% )
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(a) 1,000,000 1,007,986
Kentucky ( 1.8% )
Kentucky Economic Development Finance Authority,
Republic Services, Inc.
Series 2010 B
3.50%, 5/1/28(a) 1,000,000 1,000,000
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,598,292
2,598,292
Massachusetts ( 1.1% )
City of Quincy MA,
Series 2024
5.00%, 7/25/25 1,000,000 1,017,968
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 619,580
1,637,548
Michigan ( 7.1% )
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,079,965
Series 2024
5.00%, 7/1/29 1,000,000 1,095,990
Michigan Finance Authority,
Series 2024 A-1
5.00%, 7/21/25 1,500,000 1,523,383
Face
Amount Value
Trinity Health Corp. Obligated Group
Series 2015 MI
4.00%, 12/1/39(a) $ 2,000,000 $ 1,999,723
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,808,130
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 2,500,000 2,542,506
10,049,697
Minnesota ( 1.0% )
Minnesota Rural Water Finance Authority, Inc.,
Series 2023
4.38%, 4/1/25 1,500,000 1,500,769
Missouri ( 2.7% )
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,124,766
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,346,876
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,383,606
3,855,248
New Jersey ( 4.1% )
Bergen County Improvement Authority (The),
Series 2024
4.50%, 5/28/25 1,000,000 1,007,772
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 836,171
Series 2024 A
5.00%, 11/1/31 1,000,000 1,123,915
Hudson County Improvement Authority,
Series 2024 B-1
4.50%, 7/11/25 1,000,000 1,011,570
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(a) 2,000,000 1,813,299
5,792,727
New Mexico ( 0.2% )
New Mexico Mortgage Finance Authority,
JLG NM SAF 2023 LLLP
Series 2023
5.00%, 2/1/42(a) 325,000 325,501
New York ( 6.4% )
Long Island Power Authority,
Series 2022 B
5.00%, 9/1/52(a) 2,000,000 2,101,435
Metropolitan Transportation Authority,
Series A-2
5.00%, 11/15/24 1,360,000 1,361,793

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.1%) (cont’d)
New York (6.4%) (cont’d)
Payroll Mobility Tax
Series 2024 A
5.37%, 12/19/24 $ 1,000,000 $ 1,001,100
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/25 500,000 506,326
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,561,887
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,585,471
Series 185 (AMT)
5.00%, 9/1/28 1,000,000 1,001,304
9,119,316
North Carolina ( 1.1% )
North Carolina Housing Finance Agency,
Series 55 C
0.00%, 7/1/56(a) 1,000,000 999,746
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 544,768
1,544,514
Ohio ( 0.7% )
County of Franklin,
Trinity Health Corp. Obligated Group
Series 2013 OH
3.50%, 12/1/46(a) 1,000,000 999,707
Pennsylvania ( 5.1% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,526,350
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 750,000 750,847
Waste Management Obligated Group
Series 2011 (AMT)
0.00%, 7/1/41(a) 1,000,000 1,009,513
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
4.00%, 7/15/41(a) 2,000,000 2,000,771
Redevelopment Authority of the City of Philadelphia,
Series A
5.00%, 4/15/27 2,000,000 2,021,521
7,309,002
Puerto Rico ( 1.6% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 2,198,000 2,295,752
South Carolina ( 3.4% )
Greenville County School District,
Series 2023
5.00%, 12/1/24 2,000,000 2,005,122
Face
Amount Value
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 $ 2,500,000 $ 2,842,199
4,847,321
Tennessee ( 0.6% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(a) 750,000 810,292
Texas ( 11.7% )
City of San Antonio TX,
Series 2023
5.64%, 2/1/26 1,500,000 1,507,025
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,033,555
Dallas Fort Worth International Airport,
Series 2023 B
5.00%, 11/1/25 1,250,000 1,282,106
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,319,860
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 976,453
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,670,592
Leander Independent School District,
Series 2016
0.00%, 8/16/25 2,500,000 2,434,287
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(a) 600,000 619,930
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,055,807
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,663,872
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
4.12%, 9/15/27(a) 1,240,000 1,240,762
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,024,544
16,828,793
Virginia ( 2.1% )
City of Bristol VA,
Series 2023
5.00%, 9/1/27 1,000,000 1,019,293

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.1%) (cont’d)
Virginia (2.1%) (cont’d)
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 $ 2,000,000 $ 2,001,290
3,020,583
Washington ( 2.1% )
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,001,464
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(a) 1,000,000 1,033,962
3,035,426
Wisconsin ( 2.0% )
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(a) 2,000,000 2,245,272
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(a) 500,000 504,886
2,750,158
Total Fixed Income Securities
(Cost $134,025,802)
136,041,319
–
Shares
Short-Term Investments (5.9%)
Investment Company ( 0.0% ) (c)
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  3.05%
(Cost $46,071)
46,066 46,071
Face
Amount
Municipal Bonds ( 5.9% )
Illinois ( 0.7% )
Illinois Finance Authority,
Northwestern Memorial Healthcare Obligated Group
Series 2021 B
3.85%, 7/15/55(a) $ 1,000,000 1,000,000
New York ( 2.8% )
City of New York NY,
Series 2014 I-2
4.05%, 3/1/40(a) 500,000 500,000
Series 2019 D-4
4.15%, 12/1/47(a) 100,000 100,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2023 CC
4.15%, 6/15/53(a) 2,000,000 2,000,000
New York City Transitional Finance Authority,
Future Tax Secured
Series 2011 A-4
4.15%, 8/1/39(a) 1,500,000 1,500,000
4,100,000
Face
Amount Value
North Carolina ( 0.7% )
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group
Series 2021 E
3.85%, 1/15/42(a) $ 1,000,000 $ 1,000,000
Ohio ( 0.3% )
State of Ohio OH,
Cleveland Clinic Health System Obligated Group
Series 2019 F
3.80%, 1/1/52(a) 400,000 400,000
Wisconsin ( 1.4% )
University of Wisconsin Hospitals & Clinics Authority,
Series 2024 C
4.10%, 4/1/54(a) 2,000,000 2,000,000
Total Municipal Bonds
(Cost $8,500,000)
8,500,000
Total Short-Term Investments
(Cost $8,546,071)
8,546,071
Total Investments (101.0%)
(Cost $142,571,873) (d) 144,587,390
Liabilities in Excess of Other Assets (-1.0%)
(1,363,483)
Net Assets (100.0%) $143,223,907
(a) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Amount is less than 0.05%.
(d) At September 30, 2024, the aggregate cost for federal income tax purposes is $142,571,873. The aggregate gross unrealized appreciation is $2,019,155 and the aggregate gross unrealized depreciation is $4,199, resulting in net unrealized appreciation of
$2,014,956.
AGM Insured by Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
NATL Insured by National Public Finance Guarantee Corp.

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 47.3%
Illinois 12.4
Texas 11.6
New York 9.1
Colorado 7.5
Michigan 7.0
Pennsylvania 5.1
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Eaton Vance Short Duration Municipal Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
*
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $142,571,873) $ 144,587,390
Interest Receivable 1,594,721
Total Assets
146,182,111
Liabilities:
Payable for Investments Purchased 2,500,000
Payable for Management Fee 21,931
Payable for Dividends to Shareholders 390,516
Payable to Bank 449
Reorganization Expenses 45,308
Total Liabilities
2,958,204
Net Assets
$ 143,223,907
Net Assets Consist of:
Paid-in-Capital $ 141,426,842
Total Distributable Earnings 1,797,065
Net Assets
$ 143,223,907
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 2,852,962
Net Asset Value Per Share
$ 50.20
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio ("Predecessor Fund")
in a reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares. See Notes to
Financial Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Eaton Vance Short Duration Municipal Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
*
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 5,227,587
Dividends from Security of Affiliated Issuer (Note G) 37,291
Total Investment Income 5,264,878
Expenses:
Management Fee (Note B) 127,384
Advisory Fees (Note B) 141,667
Administration Fees (Note B) 56,667
Shareholder Service Fees 58,954
Professional Fees 114,387
Registration Fees 65,746
Custodian Fees (Note E) 6,008
Reorganization Fees 110,000
Shareholder Reporting Fees 11,690
Transfer Agency Fees (Note D) 3,750
Trustees' Fees and Expenses 2,708
Other Expenses 21,822
Total Expenses 720,783
Waiver of Advisory and Other Fees (Note B) (355,968)
Waiver of Shareholder Services Fee Class A (Note B) (40,825)
Rebate from Morgan Stanley Affiliate (Note G) (836)
Net Expenses 323,154
Net Investment Income
4,941,724
Realized Gain (Loss):
Investments Sold (102,763)
Investments in Affiliates 1,988
Net Realized Loss (100,775)
Change in Unrealized Appreciation (Depreciation):
Investments 3,058,956
Net Change in Unrealized Appreciation (Depreciation) 3,058,956
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
2,958,181
Net Increase in Net Assets Resulting from Operations $ 7,899,905
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio ("Predecessor Fund")
in a reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares. See Notes to
Financial Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Eaton Vance Short Duration Municipal Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
*
Year Ended
September 30, 2023
*
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 4,941,724 $ 5,529,702
Net Realized Loss (100,775) –
Net Change in Unrealized Appreciation (Depreciation) 3,058,956 (1,028,000)
Net Increase in Net Assets Resulting from Operations 7,899,905 4,501,702
Dividends and Distributions to Shareholders:
Dividends and Distributions (5,464,781) (4,987,541)
Total Dividends and Distributions to Shareholders (5,464,781) (4,987,541)
Capital Share Transactions:
Subscribed 40,411,530 83,382,616
Distributions Reinvested 2,715,831 2,451,909
Redeemed (89,980,362) (61,874,558)
Institutional Class:
Subscribed – 10,050,000
Distributions Reinvested – 264,003
Redeemed – (20,740,298)
Class A:
Subscribed – 78,312,976
Distributions Reinvested – 2,287,817
Redeemed – (53,772,652)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions (46,853,001) 40,361,813
Total Increase (Decrease) in Net Assets (44,417,877) 39,875,974
Net Assets:
Beginning of Period 187,641,784 147,765,810
End of Period $ 143,223,907 $ 187,641,784
Capital Share Transactions:
Shares Subscribed 810,018 1,684,328
Shares Issued on Distributions Reinvested 54,750 49,528
Shares Redeemed (1,816,425) (1,249,817)
Institutional Class:
Shares Subscribed – 1,005,001
Shares Issued on Distributions Reinvested – 26,400
Shares Redeemed – (2,074,030)
Class A:
Shares Subscribed – 1,581,742
Shares Issued on Distributions Reinvested – 46,209
Shares Redeemed – (1,086,125)
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio ("Predecessor Fund")
in a reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See
Notes to Financial Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance Short Duration Municipal Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$49.36 $49.51 $49.51 $49.51 $49.51
Income (Loss) from Investment Operations:
(2)
— — — — —
Net Investment Income
(3)
1.81 1.53 0.30 0.05 0.45
Net Realized and Unrealized Gain (Loss) 0.28 (0.29) — — —
Total from Investment Operations 2.09 1.24 0.30 0.05 0.45
Distributions from and/or in Excess of:
(2)
— — — — —
Net Investment Income (1.25) (1.39) (0.30) (0.05) (0.45)
Net Asset Value, End of Period
(2)
$50.20 $49.36 $49.51 $49.51 $49.51
Total Return
(4) (5)
5.78% 2.51% 0.61% 0.06% 0.91%
Ratios to Average Net Assets and Supplemental Data:
$143,224 $— $— $— $—
Net Assets, End of Period (Thousands) $143,224 $95,009 $71,284 $66,358 $118,335
Ratio of Expenses Before Expense Limitation 0.41% 0.43% 0.46% 0.40% 0.40%
Ratio of Expenses After Expense Limitation
(6)
0.21% 0.15% 0.13% 0.13% 0.13%
Ratio of Net Investment Income
(6)
3.62% 3.09% 0.59% 0.07% 0.78%
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(7)
N/A N/A N/A
Portfolio Turnover Rate 18% N/A
(8)
N/A
(8)
N/A
(8)
N/A
(8)
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class IR shares of the Predecessor Fund.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Short Duration Municipal Income ETF (the “Fund”),
which seeks to provide current income exempt from regular
federal income tax. The Fund is diversified.
At a meeting held on September 28, 2023, the Board of Trust-
ees (the "Trustees") of the Trust unanimously approved the
reorganization of the Predecessor Fund into an exchange-trad-
ed fund ("ETF"), which will be managed by Morgan Stanley
Investment Management Inc. (the "Adviser"). On March 22,
2024, pursuant to the Plan of Reorganization, approved by the shareholders of the Predecessor Fund on December 15, 2023,
the Predecessor Fund was converted into an ETF, the Fund
with the identical investment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorgani-
zation"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization.
As a result, the Fund assumed the Predecessor Fund's account-
ing and financial history. Predecessor Fund shareholders will become the shareholders of the Fund receiving shares of the
Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Fund Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares is-
sued by the Fund were recorded at fair value and the cost basis of the investments received from the Predecessor Fund were
carried forward to the Fund.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may
be valued by an outside pricing service/vendor approved
by the Trustees. The pricing service/vendor may employ
a pricing model that takes into account, among other
things, bids, yield spreads and/or other market data and
specific security characteristics. If the Adviser, a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide
a price, prices from brokers/dealers may also be utilized.
In these circumstances, the value of the security will be
the mean of bid and asked prices obtained from reputa-
ble brokers/dealers; (2) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
Portfolio
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Acquired
Portfolio
*
12,391,520 -0- $125,149,069
+
-0-
The Fund -0- 2,502,962 -0- $125,148,029
* Represents the accounting survivor.
+ Includes unrealized appreciation on investments of $1,206,820 with a fair value of $123,548,378 and identified cost of $122,341,558.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
supervision of the Trustees; (3) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 136,041 $ — $ 136,041
— — — —
Short-Term Investments
Investment
Company 46 — — 46
Municipal Bonds — 8,500 — 8,500
Total Short-Term
Investments 46 8,500 — 8,546
Total Assets $46 $144,541 $— $144,587

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management and Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid monthly at the annual rate of 0.19% of the
average daily net assets of the Fund. Under the Agreement,
the Adviser pays substantially all the expenses of the Fund
(including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
The management fee relates to the ETF and is reflected in the
Statement of Operations.
Prior to March 22, 2024, the Predecessor Fund paid an advi-
sory fee to the Adviser quarterly, at an annual rate of 0.20% of the average daily net assets of the Predecessor Fund. The Advis-
er had agreed to reduce its fee and/or reimburse the Predecessor
Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed
0.25% for Class IR shares, 0.35% for Institutional Class shares and 0.35% for Class A shares. For the year ended September
30, 2024, $355,968 of advisory and other fees were waived
by the Adviser pursuant to this arrangement. In addition the
Adviser served as the Administrator of the Predecessor Fund
pursuant to an Administration Agreement for an annual fee of
0.08% of the Predecessor Fund's average daily net assets. The
Advisory Fees and waiver of Advisory Fees for the Predecessor
Fund are reflected in the Statement of Operations.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan (“Plan”)
pursuant Rule 12b-1 under the Act. Under the Plan, the Fund
is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Prior to March 22, 2024, Morgan Stanley Distribution,
Inc. served as the Predecessor Fund's Distributor pursuant
to a Distribution Agreement. The Predecessor Fund adopt-
ed a Shareholder Services Plan with respect to Institutional
Class shares pursuant to Rule 12b-1 under the Act. Under
the Shareholder Services Plan, the Predecessor Fund pays the
Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Predecessor Fund’s average daily net assets attributable to the Institutional Class shares. The Predecessor Fund had adopted a Shareholder Ser-
vices Plan with respect to the Class A shares pursuant to Rule
12b-1 under the Act. Under the Shareholder Services Plan, the
Predecessor Fund paid the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of
0.20% of the Fund’s average daily net assets attributable to the
Class A shares. The Distributor had agreed to waive the 12b-1 fees on Class A shares of the Predecessor Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appro-
priate. For the year ended  September 30, 2024, this waiver
amounted to $40,825.
D. Dividend Disbursing and Transfer/Co-Transfer
Agent:
Prior to March 22, 2024, the Predecessor Fund's divi-
dend disbursing and transfer agent was SS&C Global Investor
& Distribution Solution, Inc. (“SS&C GIDS”). Pursuant
to a Transfer Agency Agreement, the Predecessor Fund paid
SS&C GIDS a fee based on the number of classes, accounts
and transaction relating to the Predecessor Fund. Eaton Vance
Management (“EVM”), an affiliate of Morgan Stanley, provid-
ed co-transfer agency and related services to the Predecessor
Fund pursuant to a Co-Transfer Agency Services Agreement.
For the period October 1, 2023 through March 22, 2024,
co-transfer agency fees and expenses incurred to EVM, includ-

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
ed in “Transfer Agency Fees” in the Statement of Operations,
amounted to $3,750. Effective March 22, 2024, JPMorgan
serves as the Transfer Agent of the Fund.
E. Custodian Fees:
Prior to March 22, 2024, State Street
Bank and Trust Company (“State Street”) served as custodi-
an for the Predecessor Fund in accordance with a Custodian
Agreement. Effective March 22, 2024, JPMorgan serves as
Custodian and Administrator for the Fund in accordance with
a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2024, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $60,359,641 and $28,793,708,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2024. There were no purchases and sales related to In-Kind
transactions for the year ended September 30, 2024.
The Predecessor Fund invested in the Institutional Class of
the Morgan Stanley Institutional Liquidity Funds — Tax-Ex-
empt Portfolio (the “Liquidity Fund”), an open-end manage-
ment investment company managed by the Adviser. Man-
agement fees paid by the Predecessor Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Predecessor Fund due to its investment in the Liquidity
Fund. For the year ended September 30, 2024, management
fees paid were reduced by $836 relating to the Predecessor
Fund's investment in the Liquidity Fund.
A summary of the Predecessor Fund’s transactions in shares
of affiliated investments during the year ended September 30,
2024 were as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 4,187 $ 58,451 $ 62,640 $ 37
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ 2 $ – $ –

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30,
2024 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $76,511 and $24,267, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively
2024
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$1,020,972 $4,443,809
2023
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$258,561 $4,728,980
Undistributed Undistributed
Ordinary Tax-Exempt
Income Income
$– $377,803

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

17
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance Short Duration Municipal Income ETF and the Board of Trustees of Morgan Stanley
ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Income ETF (the
“Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of Sep-
tember 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

18
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.
The Fund designated $319,361 of its distributions paid as business interest income.
The Fund designated $319,361 of its distributions paid as qualified interest income.
The Fund designated 81.32% of its income dividends as tax-exempt income dividends.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

EVSM-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Total Return
Bond ETF
NYSE: EVTR
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
11
Statement of Operations
....................................................................................
12
Statements of Changes in Net Assets
.......................................................................
13
Financial Highlights
.........................................................................................
15
Notes to Financial Statements
...............................................................................
16
Report of Independent Registered Public Accounting Firm
....................................................
28
Federal Tax Notice
..........................................................................................
29

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance Total Return Bond ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (104.5%)
Asset-Backed Securities ( 11.4% )
AASET US Ltd.,
2018-2A
4.45%, 11/18/38(a) $ 1,057,998 $ 1,018,955
ACHV ABS Trust,
2023-3PL
7.17%, 8/19/30(a) 60,963 61,182
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 1,007,059
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 550,185 533,036
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
9.90%, 7/15/37(a)(b) 1,000,000 1,001,913
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 851,637 842,619
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 1,120,696 1,033,983
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,624,321
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,125,000 2,015,620
Conn's Receivables Funding LLC,
2023-A
10.00%, 1/17/28(a) 289,402 283,442
ContiMortgage Home Equity Loan Trust,
1995-2
8.10%, 8/15/25 17,335 15,450
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 1,692,150 1,605,461
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 675,000 686,357
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 1,024,380 1,015,643
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,247,111 1,225,019
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
7.65%, 10/18/37(a)(b) 1,000,000 1,002,972
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 1,131,985 1,061,682
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 928,213
Face
Amount Value
2021-SFR3
3.98%, 12/17/38(a) $ 1,000,000 $ 923,711
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,760,861
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,674,112 2,666,376
GAIA Aviation Ltd.,
2019-1
7.00%, 12/15/44(a)(c) 1,680,657 1,199,074
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) 554,797 518,825
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,509,000 1,544,637
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 1,387,566 1,357,235
2021-1A
2.77%, 4/20/29(a) 687,150 672,025
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,527,461 1,315,863
2021-1A
5.74%, 10/15/56(a) 2,210,755 1,921,706
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
8.06%, 10/15/37(a)(b) 1,500,000 1,500,684
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 2,000,000 2,000,634
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 1,907,585 1,877,494
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 193,167 182,082
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 907,102 748,357
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 274,731 263,478
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 560,486 521,856
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
8.43%, 7/18/37(a)(b) 1,500,000 1,503,996
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
9.43%, 7/15/36(a)(b) 500,000 500,521

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.4%) (cont’d)
2019-22A
CME Term SOFR 3 Month + 2.90%,
8.18%, 7/15/36(a)(b) $ 1,500,000 $ 1,502,080
MAPS Ltd.,
2018-1A
4.21%, 5/15/43(a) 101,270 100,040
Marlette Funding Trust,
2023-3A
6.71%, 9/15/33(a) 2,300,000 2,325,976
METAL LLC,
2017-1
4.58%, 10/15/42(a) 482,631 317,528
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 430,149 383,864
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 2,052,000 2,054,200
Newtek Small Business Loan Trust,
2018-1
US Prime Rate - 0.55%,
7.45%, 2/25/44(a)(b) 90,979 90,503
2023-1
US Prime Rate - 0.50%,
7.50%, 7/25/50(a)(b) 826,952 824,109
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
9.98%, 7/20/37(a)(b) 1,000,000 1,002,345
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 2,274,184 2,284,265
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 2,073,000 2,125,794
PMC PLS ESR Issuer LLC,
2022-PLS1
5.11%, 2/25/27(a)(c) 1,198,022 1,186,642
PMT Issuer Trust-FMSR,
2021-FT1
CME Term SOFR 1 Month + 3.11%,
7.97%, 3/25/26(a)(b) 3,900,000 3,919,855
PRET LLC,
2021-NPL6
2.49%, 7/25/51(a)(c) 548,249 545,278
Progress Residential,
2021-SFR4
2.31%, 5/17/38(a) 650,000 622,972
PRPM LLC,
2022-3
5.56%, 6/25/27(a)(c) 1,857,255 1,853,806
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(a) 1,873,222 1,590,752
Face
Amount Value
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.50%, 12/27/44(a)(b) $ 171,818 $ 171,471
Republic Finance Issuance Trust,
2020-A
3.54%, 11/20/30(a) 1,385,000 1,377,365
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,423,000 1,419,287
SERVPRO Master Issuer LLC,
2024-1A
6.17%, 1/25/54(a) 626,850 645,614
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
0.00%, 10/24/37(a)(b) 750,000 752,812
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
2.73%, 10/16/26(a)(c) 260,363 261,565
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
8.40%, 4/17/38(a)(b) 800,000 782,257
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
7.91%, 10/17/41(a)(b) 3,095,000 3,102,063
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 221,898 214,321
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 2,062,415 1,952,266
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 784,461 786,165
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 721,825 693,143
Sunnova Hestia I Issuer LLC,
2023-GRID1
5.75%, 12/20/50(a) 469,446 485,128
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,864,756 1,812,676
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 647,609 690,583
78,819,067
Collateralized Mortgage Obligations — Agency Collateral Series  ( 27.2% )
FHLMC Gold Pool, 30 Year
4.00%, 6/1/44 - 1/1/48 263,441 258,220
6.00%, 10/1/36 - 8/1/38 33,068 34,781
6.50%, 12/1/25 - 8/1/33 39,708 41,413
7.00%, 2/1/29 - 11/1/31 6,454 6,737
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 163,207 152,539
4.00%, 10/1/49 - 11/1/49 120,596 115,694

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral Series  (27.2%)
(cont’d)
5.41%, 7/1/37 - 8/1/37 $ 8,462 $ 8,290
5.44%, 1/1/37 - 2/1/38 36,505 35,650
5.46%, 8/1/37 - 1/1/38 25,366 24,765
5.50%, 8/1/37 - 11/1/37 36,920 36,271
5.62%, 12/1/36 - 8/1/37 35,191 34,623
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 814,602 768,607
5.62%, 12/1/36 15,854 15,538
FNMA, Other
3.50%, 1/1/48 - 1/1/50 1,024,318 959,187
4.00%, 8/1/49 - 9/1/49 370,455 355,580
4.50%, 3/1/49 - 8/1/49 360,450 354,558
FNMA, REMIC
5.50%, 5/1/54 - 9/1/54 12,473,937 12,630,298
GNMA I, 30 Year
6.50%, 5/15/40 149,562 155,985
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 126,550 124,151
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 323,598 309,735
4.00%, 8/20/41 - 11/20/49 1,764,311 1,718,914
4.50%, 4/20/49 22,818 22,806
5.00%, 12/20/48 13,448 12,802
UMBS Pool, 30 Year
4.00%, 4/1/49 312,922 303,877
4.50%, 2/1/49 263,292 262,405
UMBS, 30 Year
4.00%, 11/1/41 - 3/1/49 1,815,916 1,779,581
4.50%, 3/1/41 - 11/1/44 504,508 509,105
5.00%, 3/1/41 63,669 65,457
5.50%, 6/1/35 - 1/1/37 23,132 24,049
6.50%, 6/1/26 - 1/1/34 244,564 253,506
7.00%, 5/1/28 - 12/1/33 41,595 43,517
9.50%, 4/1/30 1,346 1,351
UMBS, Single Family, 30 Year
4.50%, 10/25/54, TBA 19,801,175 19,472,444
5.00%, 10/25/54, TBA 73,879,000 73,832,829
5.50%, 10/25/54, TBA 71,428,000 72,273,418
186,998,683
Commercial Mortgage-Backed Securities ( 12.8% )
Adjustable Rate Mortgage Trust
5.88%, 6/25/35(b) 13,619 13,602
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 1,131,371 1,055,581
Alternative Loan Trust
CME Term SOFR 1 Month + 0.47%,
5.33%, 5/25/47(b) 61,743 56,069
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
7.45%, 8/15/39(a)(b) 1,359,000 1,368,322
Banc of America Alternative Loan Trust
CME Term SOFR 1 Month + 0.76%,
5.62%, 7/25/46(b) 84,379 65,533
6.36%, 10/25/36(c) 381,034 115,685
Banc of America Funding Trust
5.25%, 7/25/37 6,785 6,614
Face
Amount Value
BANK
3.02%, 12/15/53(b) $ 4,200,000 $ 2,357,021
IO
0.96%, 10/17/52(b) 13,916,131 461,754
BBCMS Mortgage Trust
IO
0.64%, 12/15/55(b) 18,357,601 639,893
Bear Stearns ARM Trust
5.11%, 2/25/34(b) 343,166 328,627
Benchmark Mortgage Trust
3.76%, 7/15/53(a) 2,000,000 1,938,987
IO
0.99%, 9/15/48(a)(b) 31,000,000 609,058
BF Mortgage Trust
CME Term SOFR 1 Month + 2.00%,
7.09%, 12/15/35(a)(b) 2,500,000 2,281,067
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.10%, 5/15/39(a)(b) 2,320,000 2,329,935
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 1,245,836 1,158,825
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 2,062,198 1,855,082
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
8.24%, 6/15/27(a)(b) 5,000,000 5,037,493
BXP Trust
CME Term SOFR 1 Month + 3.05%,
8.14%, 11/15/34(a)(b) 1,150,000 476,691
Cascade Funding Mortgage Trust
4.00%, 10/25/68(a)(b) 2,140,478 2,061,860
CFMT LLC
3.75%, 4/25/25(a)(b) 2,650,000 2,582,009
ChaseFlex Trust
6.00%, 2/25/37 586,001 216,135
Citigroup Commercial Mortgage Trust
IO
0.85%, 11/10/48(b) 2,260,096 15,294
1.02%, 9/10/58(b) 4,047,950 26,374
COLT Trust
1.67%, 9/25/61(a)(b) 1,113,896 1,006,885
Commercial Mortgage Trust
3.51%, 8/15/57(a)(b) 1,400,000 1,403,837
Extended Stay America Trust
CME Term SOFR 1 Month + 2.36%,
7.46%, 7/15/38(a)(b) 1,777,616 1,781,409
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 864,716 763,147
3.00%, 8/25/57 618,153 541,749
3.00%, 3/25/58 847,447 741,513
4.25%, 8/25/59(a)(b) 2,700,000 2,568,273
4.25%, 11/25/60(a)(b) 750,000 713,941
4.75%, 10/25/58(b) 1,226,514 1,191,864
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.72%, 1/25/49(b) 17,200,000 2,371,269
2.72%, 1/25/49(b) 4,091,469 525,865
2.74%, 2/25/49(b) 9,522,157 1,290,093

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (12.8%) (cont’d)
2.83%, 8/25/48(b) $ 5,484,002 $ 688,090
3.17%, 11/25/36(b) 4,400,000 1,110,983
3.32%, 5/25/32(b) 11,220,034 2,165,155
FHLMC, REMIC
IO REMIC
SOFR30A + 5.89%,
0.54%, 11/15/43(b) 332,370 29,440
FNMA, REMIC
7.00%, 9/25/32 67,592 71,676
IO REMIC
8.00%, 9/18/27 12,010 868
FNMA, Strips
IO REMIC
6.50%, 9/25/29 14,676 1,430
6.50%, 9/25/29 5,991 531
6.50%, 9/25/29 9,557 810
6.50%, 12/25/29 14,013 1,268
6.50%, 12/25/29 5,952 532
6.50%, 12/25/29 8,739 769
6.50%, 12/25/29 11,308 947
8.50%, 10/25/25 243 3
FREMF Mortgage Trust
SOFR30A + 4.46%,
9.81%, 12/25/26(a)(b) 60,721 59,586
SOFR30A + 5.36%,
10.71%, 7/25/26(a)(b) 44,850 28,628
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,864,037
GNMA
IO REMIC
5.00%, 2/16/41 66,954 12,939
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
6.64%, 3/15/39(a)(b) 550,000 549,937
GS Mortgage Securities Trust
IO
0.61%, 9/10/47(b) 548,623 318
1.35%, 10/10/48(b) 4,330,288 43,289
GWT
CME Term SOFR 1 Month + 1.69%,
6.79%, 5/15/41(a)(b) 1,363,000 1,368,114
Headlands Residential LLC
2.49%, 9/25/26(a)(b) 2,064,078 2,054,811
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.74%, 6/15/41(a)(b) 3,164,100 3,170,043
CME Term SOFR 1 Month + 2.54%,
7.64%, 6/15/41(a)(b) 810,000 813,036
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.34%,
7.44%, 9/15/41(a)(b) 1,028,000 1,030,573
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.71%, 12/15/49(b) 3,496,436 31,675
0.86%, 4/15/46(b) 6,956,250 34,589
J.P. Morgan Mortgage Trust
5.08%, 6/25/37(b) 44,352 36,704
Face
Amount Value
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
6.70%, 6/15/39(a)(b) $ 2,000,000 $ 2,003,750
CME Term SOFR 1 Month + 1.94%,
7.02%, 6/15/39(a)(b) 885,000 886,662
Lehman Mortgage Trust
6.50%, 9/25/37 619,810 211,058
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 1,910,000 1,942,464
8.00%, 6/25/28(a)(c) 425,000 432,549
MF1X
CME Term SOFR 1 Month + 2.82%,
7.92%, 12/15/34(a)(b) 4,350,000 4,180,358
MFT Mortgage Trust
3.39%, 8/10/40(a)(b) 1,000,000 667,054
Natixis Commercial Mortgage Securities Trust
4.46%, 1/15/43(a)(b) 800,000 678,390
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.74%, 3/15/39(a)(b) 2,128,000 2,133,989
NYC Trust
CME Term SOFR 1 Month + 1.99%,
7.09%, 8/15/29(a)(b) 2,494,000 2,512,691
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,612,153
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.45%, 10/19/36(a)(b) 850,000 855,043
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
6.49%, 5/15/39(a)(b) 1,193,000 1,192,264
SG Commercial Mortgage Securities Trust
3.85%, 3/15/37(a)(b) 1,900,000 1,634,180
SHR Trust
CME Term SOFR 1 Month + 1.95%,
0.00%, 10/15/41(a)(b) 3,475,000 3,505,890
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 478,792
Taubman Centers Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.19%,
7.28%, 5/15/37(a)(b) 2,300,000 2,312,807
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.69%, 6/15/39(a)(b) 765,000 764,059
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 1,717,000 1,828,028
87,960,318
Corporate Bonds ( 29.6% )
Aerospace & Defense (0.4%)
Boeing Co. (The)
5.15%, 5/1/30 708,000 709,940
6.30%, 5/1/29(a) 150,000 157,865
6.53%, 5/1/34(a) 1,719,000 1,845,591
6.86%, 5/1/54(a) 120,000 131,801
2,845,197

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.6%) (cont’d)
Air Freight & Logistics (0.0%)(d)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) $ 300,000 $ 287,899
Automobile Components (0.2%)
Aptiv plc
4.65%, 9/13/29 920,000 916,139
5.15%, 9/13/34 777,000 765,355
1,681,494
Automobiles (0.7%)
Ford Motor Co.
3.25%, 2/12/32 2,075,000 1,767,795
Hyundai Capital America
5.30%, 6/24/29(a) 2,742,000 2,824,353
4,592,148
Banks (9.4%)
AIB Group plc
6.61%, 9/13/29(a)(b) 1,698,000 1,817,695
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a) 1,270,000 1,135,334
Banco Santander SA
3.23%, 11/22/32(b) 95,000 84,178
4.18%, 3/24/28(b) 1,236,000 1,224,479
4.25%, 4/11/27 350,000 348,525
4.38%, 4/12/28 150,000 149,333
5.54%, 3/14/30(b) 1,485,000 1,536,072
6.35%, 3/14/34 2,475,000 2,651,432
Bank of America Corp.
2.09%, 6/14/29(b) 250,000 230,940
2.88%, 10/22/30(b) 425,000 394,843
3.42%, 12/20/28(b) 259,000 252,014
3.97%, 2/7/30(b) 250,000 245,699
4.27%, 7/23/29(b) 350,000 349,142
5.47%, 1/23/35(b) 4,836,000 5,087,414
5.82%, 9/15/29(b) 350,000 368,434
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 1,451,000 1,386,713
5.60%, 3/20/30(a)(b) 1,450,000 1,505,608
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 1,490,000 1,600,048
Barclays plc
4.34%, 1/10/28 235,000 233,565
5.50%, 8/9/28(b) 435,000 446,326
BBVA Bancomer SA
5.13%, 1/18/33(a)(b) 2,200,000 2,094,202
8.13%, 1/8/39(a)(b) 1,707,000 1,810,594
BNP Paribas SA
5.18%, 1/9/30(a)(b) 1,557,000 1,598,070
7.75%, 8/16/29(a)(b)(e) 1,200,000 1,267,129
CaixaBank SA
5.67%, 3/15/30(a)(b) 429,000 445,650
6.84%, 9/13/34(a)(b) 1,407,000 1,570,673
Credit Agricole SA
6.25%, 1/10/35(a)(b) 2,076,000 2,216,478
HSBC Holdings plc
7.39%, 11/3/28(b) 350,000 378,991
Face
Amount Value
Intesa Sanpaolo SpA
8.25%, 11/21/33(a)(b) $ 2,090,000 $ 2,427,944
JPMorgan Chase & Co.
2.52%, 4/22/31(b) 609,000 553,415
2.74%, 10/15/30(b) 1,520,000 1,408,533
2.96%, 1/25/33(b) 150,000 135,039
3.70%, 5/6/30(b) 161,000 156,634
3.78%, 2/1/28(b) 336,000 332,368
4.01%, 4/23/29(b) 994,000 983,576
4.32%, 4/26/28(b) 150,000 150,334
4.57%, 6/14/30(b) 557,000 562,144
4.91%, 7/25/33(b) 150,000 153,256
4.98%, 7/22/28(b) 145,000 147,850
5.30%, 7/24/29(b) 351,000 363,279
5.35%, 6/1/34(b) 300,000 314,099
5.58%, 4/22/30(b) 3,550,000 3,726,839
5.77%, 4/22/35(b) 1,079,000 1,163,180
KeyBank NA
5.00%, 1/26/33 1,983,000 1,965,714
PNC Financial Services Group, Inc. (The)
5.40%, 7/23/35(b) 675,000 704,159
5.68%, 1/22/35(b) 537,000 569,531
6.88%, 10/20/34(b) 1,398,000 1,601,336
Santander UK Group Holdings plc
3.82%, 11/3/28(b) 300,000 293,432
Societe Generale SA
2.63%, 1/22/25(a) 1,625,000 1,611,377
5.63%, 1/19/30(a)(b) 2,133,000 2,186,594
Swedbank AB
5.41%, 3/14/29(a) 1,100,000 1,140,730
Synovus Bank
5.63%, 2/15/28 1,190,000 1,196,851
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 2,015,000 2,166,754
U.S. Bancorp
2.68%, 1/27/33(b) 185,000 162,119
5.68%, 1/23/35(b) 3,032,000 3,215,196
5.84%, 6/12/34(b) 380,000 405,893
5.85%, 10/21/33(b) 2,084,000 2,223,710
64,451,467
Biotechnology (0.1%)
AbbVie, Inc.
5.50%, 3/15/64 804,000 859,184
Capital Markets (3.0%)
Blue Owl Credit Income Corp.
6.65%, 3/15/31 1,500,000 1,532,827
Brookfield Finance, Inc.
5.68%, 1/15/35 2,077,000 2,181,061
Charles Schwab Corp. (The)
1.65%, 3/11/31 105,000 89,058
3.25%, 5/22/29 50,000 48,082
4.00%, 2/1/29 50,000 49,788
5.85%, 5/19/34(b) 1,762,000 1,887,537
6.14%, 8/24/34(b) 1,668,000 1,824,193
CI Financial Corp.
3.20%, 12/17/30 2,208,000 1,871,792

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.6%) (cont’d)
HAT Holdings I LLC
3.38%, 6/15/26(a) $ 1,224,000 $ 1,186,160
3.75%, 9/15/30(a) 375,000 338,905
Jefferies Financial Group, Inc.
2.75%, 10/15/32 674,000 575,421
4.85%, 1/15/27 141,000 142,776
6.20%, 4/14/34 2,413,000 2,584,214
LPL Holdings, Inc.
4.00%, 3/15/29(a) 1,700,000 1,628,043
6.00%, 5/20/34 942,000 985,125
Nuveen LLC
5.85%, 4/15/34(a) 1,857,000 1,967,519
TPG Operating Group II LP
5.88%, 3/5/34 1,626,000 1,735,107
20,627,608
Chemicals (0.4%)
Celanese US Holdings LLC
6.17%, 7/15/27 1,427,000 1,479,194
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 1,075,000 1,148,647
2,627,841
Commercial Services & Supplies (0.1%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) 400,000 376,425
Construction & Engineering (0.4%)
Artera Services LLC
8.50%, 2/15/31(a) 868,760 860,858
MasTec, Inc.
5.90%, 6/15/29 2,060,000 2,151,779
3,012,637
Consumer Finance (2.2%)
Aircastle Ltd.
5.75%, 10/1/31(a) 1,910,000 1,964,819
Ally Financial, Inc.
4.70%, 5/15/26(b)(e) 1,903,000 1,664,298
6.85%, 1/3/30(b) 3,620,000 3,823,975
8.00%, 11/1/31 324,000 364,901
Ford Motor Credit Co. LLC
5.11%, 5/3/29 150,000 148,648
5.30%, 9/6/29 742,000 738,896
6.13%, 3/8/34 600,000 607,716
7.12%, 11/7/33 888,000 960,336
7.35%, 3/6/30 1,102,000 1,193,837
General Motors Financial Co., Inc.
2.35%, 1/8/31 150,000 128,456
3.10%, 1/12/32 166,000 145,271
5.75%, 2/8/31 211,000 218,237
5.80%, 1/7/29 1,792,000 1,864,468
5.95%, 4/4/34 1,128,000 1,167,852
6.10%, 1/7/34 200,000 208,371
15,200,081
Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
4.90%, 9/15/31 1,293,000 1,301,796
Face
Amount Value
5.00%, 9/15/34 $ 1,177,000 $ 1,187,276
2,489,072
Containers & Packaging (0.2%)
Trivium Packaging Finance BV
5.50%, 8/15/26(a)(c) 1,543,000 1,538,347
Diversified REITs (0.3%)
VICI Properties LP
5.13%, 5/15/32 750,000 753,693
5.75%, 4/1/34 1,386,000 1,452,758
2,206,451
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
2.75%, 6/1/31 96,000 86,824
5.55%, 8/15/41 650,000 667,482
Virgin Media Secured Finance plc
5.50%, 5/15/29(a) 954,000 915,738
1,670,044
Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.
5.15%, 8/21/29 1,925,000 1,955,839
Entertainment (0.4%)
Playtika Holding Corp.
4.25%, 3/15/29(a) 987,000 906,655
Warnermedia Holdings, Inc.
4.05%, 3/15/29 50,000 47,382
4.28%, 3/15/32 2,147,000 1,907,952
2,861,989
Financial Services (1.6%)
Enact Holdings, Inc.
6.25%, 5/28/29 2,610,000 2,711,385
Essent Group Ltd.
6.25%, 7/1/29 2,362,000 2,465,306
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) 3,391,000 3,472,733
Nationwide Building Society
4.30%, 3/8/29(a)(b) 1,122,000 1,111,967
Rocket Mortgage LLC
3.88%, 3/1/31(a) 1,577,000 1,453,395
11,214,786
Food Products (0.1%)
Smithfield Foods, Inc.
5.20%, 4/1/29(a) 925,000 928,547
Gas Utilities (0.2%)
Ferrellgas LP
5.88%, 4/1/29(a) 1,245,000 1,166,092
Ground Transportation (0.3%)
Ashtead Capital, Inc.
5.95%, 10/15/33(a) 1,850,000 1,949,779
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP
3.88%, 4/1/29(a) 1,673,000 1,585,359

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.6%) (cont’d)
Health Care Providers & Services (0.7%)
Centene Corp.
2.45%, 7/15/28 $ 100,000 $ 92,178
2.50%, 3/1/31 3,133,000 2,695,557
3.00%, 10/15/30 200,000 179,190
LifePoint Health, Inc.
9.88%, 8/15/30(a) 1,533,000 1,689,756
4,656,681
Health Care REITs (0.4%)
Ventas Realty LP
2.50%, 9/1/31 394,000 342,434
5.63%, 7/1/34 2,205,000 2,321,608
2,664,042
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
3.90%, 8/8/29 263,000 250,833
6.00%, 8/15/29 1,451,000 1,508,617
6.20%, 8/15/34 452,000 473,558
2,233,008
Insurance (1.4%)
American National Group, Inc.
5.75%, 10/1/29 1,335,000 1,343,628
Global Atlantic Fin Co.
4.70%, 10/15/51(a)(b) 1,650,000 1,580,073
6.75%, 3/15/54(a) 2,378,000 2,532,597
7.95%, 10/15/54(a)(b) 1,031,000 1,078,768
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 3,545,000 3,354,529
9,889,595
IT Services (0.6%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 500,000 460,551
Kyndryl Holdings, Inc.
2.70%, 10/15/28 200,000 185,374
3.15%, 10/15/31 644,000 566,238
6.35%, 2/20/34 2,453,000 2,623,489
3,835,652
Machinery (0.1%)
Calderys Financing LLC
11.25%, 6/1/28(a) 300,000 322,880
Media (0.8%)
Charter Communications Operating LLC
3.70%, 4/1/51 1,430,000 913,536
3.85%, 4/1/61 121,000 74,273
3.90%, 6/1/52 522,000 342,487
4.80%, 3/1/50 3,467,000 2,655,957
4.91%, 7/23/25 300,000 299,591
6.10%, 6/1/29 240,000 248,496
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 200,000 209,307
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 850,000 840,687
5,584,334
Face
Amount Value
Metals & Mining (0.4%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) $ 1,380,000 $ 1,374,703
Nexa Resources SA
6.75%, 4/9/34(a) 1,534,000 1,630,909
3,005,612
Oil, Gas & Consumable Fuels (0.9%)
Aethon United BR LP
8.25%, 2/15/26(a) 1,110,000 1,123,809
Global Partners LP
7.00%, 8/1/27 665,000 670,015
Petrobras Global Finance BV
6.50%, 7/3/33 1,379,000 1,434,098
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 400,000 400,700
6.45%, 3/5/34(a) 967,000 1,024,093
6.95%, 3/5/54(a) 390,000 416,504
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 1,320,000 1,264,452
6,333,671
Passenger Airlines (0.3%)
American Airlines, Inc.
5.50%, 4/20/26(a) 1,779,167 1,775,550
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.65%, 2/22/64 412,000 436,959
6.25%, 11/15/53 180,000 208,658
645,617
Professional Services (0.5%)
Concentrix Corp.
6.60%, 8/2/28 2,947,000 3,075,783
Semiconductors & Semiconductor Equipment (0.2%)
Qorvo, Inc.
4.38%, 10/15/29 1,083,000 1,050,337
Software (0.4%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 1,316,000 1,310,488
McAfee Corp.
7.38%, 2/15/30(a) 1,575,000 1,537,732
2,848,220
Specialized REITs (0.5%)
EPR Properties
3.60%, 11/15/31 2,621,000 2,338,771
3.75%, 8/15/29 593,000 554,845
4.50%, 6/1/27 310,000 305,560
4.95%, 4/15/28 216,000 214,159
3,413,335
Specialty Retail (0.2%)
Lithia Motors, Inc.
4.38%, 1/15/31(a) 300,000 279,384
PetSmart, Inc.
4.75%, 2/15/28(a) 650,000 623,771
7.75%, 2/15/29(a) 419,000 414,031

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.6%) (cont’d)
Sonic Automotive, Inc.
4.63%, 11/15/29(a) $ 400,000 $ 375,874
1,693,060
Technology Hardware, Storage & Peripherals (0.1%)
Seagate HDD Cayman
9.63%, 12/1/32 350,000 406,688
Textiles, Apparel & Luxury Goods (0.3%)
Tapestry, Inc.
4.13%, 7/15/27 280,000 275,730
7.00%, 11/27/26 150,000 155,250
7.35%, 11/27/28 1,210,000 1,272,063
1,703,043
Tobacco (0.0%)(d)
BAT International Finance plc
4.45%, 3/16/28 101,000 101,093
Trading Companies & Distributors (0.0%)(d)
Air Lease Corp.
3.38%, 7/1/25 267,000 263,928
Transportation Infrastructure (0.0%)(d)
Seaspan Corp.
5.50%, 8/1/29(a) 300,000 286,002
Wireless Telecommunication Services (0.3%)
Connect Finco SARL
6.75%, 10/1/26(a) 1,725,000 1,725,000
203,641,417
Sovereign ( 0.5% )
Dominican Republic Government Bond
5.88%, 1/30/60(a) 800,000 751,472
Petroleos Mexicanos
6.84%, 1/23/30 3,135,000 2,905,114
3,656,586
Supranational ( 0.2% )
Banque Ouest Africaine de Developpement
4.70%, 10/22/31(a) 1,240,000 1,123,626
U.S. Government and Agency Securities ( 22.8% )
U.S. Treasury Bonds
4.25%, 2/15/54 17,531,200 17,870,867
4.50%, 2/15/44 13,409,500 13,996,166
4.63%, 5/15/44 2,693,000 2,855,001
U.S. Treasury Notes
4.00%, 2/29/28 6,180,000 6,265,337
4.00%, 2/15/34 22,222,700 22,609,861
4.38%, 5/15/34 9,788,900 10,254,637
4.50%, 3/31/26 10,945,000 11,061,291
4.50%, 5/31/29 47,607,100 49,519,752
4.88%, 11/30/25 9,250,000 9,352,617
4.88%, 5/31/26 13,088,000 13,330,077
157,115,606
Total Fixed Income Securities
(Cost $722,572,459)
719,315,303
–
Shares Value
Investment Companies (1.1%)
Eaton Vance Floating Rate ETF
(See Note G) 131,800 $ 6,601,862
Eaton Vance Ultra-Short Income ETF
(See Note G) 23,000 1,166,560
Total Investment Companies
(Cost $7,823,406)
7,768,422
Short-Term Investments (18.0%)
Investment Company ( 6.5% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.85%
(See Note G)
(Cost $44,629,406)
44,629,406 44,629,406
Face
Amount
U.S. Government and Agency Securities ( 11.5% )
U.S. Treasury Bills
5.01%, 11/14/24 $ 17,517,000 17,417,681
5.07%, 11/7/24 16,985,000 16,903,298
5.09%, 1/16/25 3,015,000 2,975,150
5.21%, 10/29/24 42,000,000 41,845,323
Total U.S. Government and Agency
Securities
(Cost $79,100,006)
79,141,452
Total Short-Term Investments
(Cost $123,729,412)
123,770,858
Total Investments (123.6%)
(Cost $854,125,277) (f) 850,854,583
Liabilities in Excess of Other Assets (-23.6%)
(162,307,135)
Net Assets (100.0%) $688,547,448
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(d) Amount is less than 0.05%.
(e) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.
(f) At September 30, 2024, the aggregate cost for federal income tax purposes is $854,412,581. The aggregate gross unrealized appreciation is $8,619,322 and the aggregate gross unrealized depreciation is $11,924,601, resulting in net unrealized depreciation of $3,305,279.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (1.9)%
Collateralized Mortgage Obligations — Agency Collateral Series - (1.9)%
UMBS, Single Family, 30 Year, 4.50%, TBA, 10/25/54 $ (13,144,000) $ (12,925,789)
Total Securities Sold Short (proceeds $12,968,404) $ (12,925,789)
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 637 Dec-24 $ 127,400,000 $ 132,650,274 $ 110,318
U.S. Treasury 5 Year Notes 694 Dec-24 69,400,000 76,258,672 117,576
U.S. Treasury 10 Year Notes 109 Dec-24 10,900,000 12,456,656 11,446
U.S. Treasury Long Bonds 73 Dec-24 7,300,000 9,065,688 (15,476)
U.S. Treasury Ultra Bonds 169 Dec-24 16,900,000 22,492,844 (62,844)
Short:
U.S. Treasury 10 Year Ultra Bonds 205 Dec-24 (20,500,000) (24,250,859) 49,075
$ 210,095
Portfolio Composition
Classification
Percentage of
Total
Investments
Collateralized Mortgage Obligations — Agency
Collateral Series 22.0%
U.S. Government and Agency Securities 18.5
Other* 17. 7
Short-Term Investments 14. 6
Commercial Mortgage-Backed Securities 10.3
Asset-Backed Securities 9.3
Banks 7.6
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of
$277,174,993 and net unrealized appreciation of $ 210,095.

Annual Report — September 30, 2024
Eaton Vance Total Return Bond ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
*
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $801,672,465) $ 798,456,755
Investment in Security of Affiliated Issuers, at Value (Cost $52,452,812) 52,397,828
Total Investments in Securities, at Value (Cost $854,125,277) 850,854,583
Foreign Currency, at Value (Cost $238) 241
Cash 51,095
Due from Custodian 230,859
Receivable for Investments Sold 48,786,952
Receivable for Fund Units Sold 18,615,044
Interest Receivable 5,120,762
Dividends Receivable 192,295
Receivable for Variation Margin on Futures Contracts 2,305,973
Affiliate Fund Waiver 8,188
Other Receivables 157,745
Total Assets
926,323,737
Liabilities:
Securities Sold Short, at Value (proceeds $12,968,404) 12,925,789
Due to Authorized Participant (Note F) 13,951,647
Payable for Investments Purchased 208,293,816
Payable for Management Fee 158,115
Payable for Dividends to Shareholders 2,359,662
Reorganization Expenses 87,260
Total Liabilities
237,776,289
Net Assets
$ 688,547,448
Net Assets Consist of:
Paid-in-Capital $ 817,146,790
Total Accumulated Loss (128,599,342)
Net Assets
$ 688,547,448
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 13,319,193
Net Asset Value Per Share
$ 51.70
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio ("Predecessor Fund") in a
reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Eaton Vance Total Return Bond ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Year Ended
September 30, 2024
*
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 24,260,720
Dividends from Security of Affiliated Issuers (Note G) 2,217,117
Income from Securities Loaned — Net 4,750
Total Investment Income 26,482,587
Expenses:
Management Fee (Note B) 719,196
Advisory Fees (Note B) 884,816
Administration Fees (Note B) 188,761
Sub Transfer Agency Fees 122,631
Distribution and Shareholder Services Fees (Note C) 115,756
Professional Fees 97,636
Registration Fees 88,363
Custodian Fees (Note E) 37,334
Reorganization Fees 397,957
Shareholder Reporting Fees 17,855
Transfer Agency Fees (Note D) 12,095
Trustees' Fees and Expenses 5,274
Other Expenses 47,869
Total Expenses 2,735,543
Waiver of Advisory and Other Fees (Note B) (924,437)
Reimbursement of Class Specific Expenses (Note B) (33,110)
Rebate from Morgan Stanley Affiliate (Note G) (72,377)
Net Expenses 1,705,619
Net Investment Income
24,776,968
Realized Gain (Loss):
Investments Sold (18,851,120)
Investments in Affiliates (12,951)
In-kind Redemptions on Investments (173,693)
Foreign Currency Forward Exchange Contracts 584,045
Foreign Currency Transactions (154,443)
Futures Contracts 2,866,883
Swap Agreements 36,099
Net Realized Loss (15,705,180)
Change in Unrealized Appreciation (Depreciation):
Investments 49,400,243
Investments in Affiliates (54,984)
Foreign Currency Forward Exchange Contracts (746,806)
Foreign Currency Translation 86,165
Futures Contracts 4,075,774
Swap Agreements 33,627
Net Change in Unrealized Appreciation (Depreciation) 52,794,019
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
37,088,839
Net Increase in Net Assets Resulting from Operations $ 61,865,807
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio ("Predecessor Fund") in a
reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Eaton Vance Total Return Bond ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
*
Year Ended
September 30, 2023
*
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 24,776,968 $ 27,646,315
Net Realized Loss (15,705,180) (56,216,425)
Net Change in Unrealized Appreciation (Depreciation) 52,794,019 41,082,000
Net Increase in Net Assets Resulting from Operations 61,865,807 12,511,890
Dividends and Distributions to Shareholders:
Dividends and Distributions (27,111,352) (30,270,872)
Total Dividends and Distributions to Shareholders (27,111,352) (30,270,872)
Capital Share Transactions:
Subscribed 71,672,853 160,653,622
Subscribed In-Kind 315,393,523 –
Distributions Reinvested 13,735,675 22,491,057
Redeemed (287,390,471) (216,245,807)
Redeemed In-Kind (15,738,559) –
Class A:
Subscribed – 7,658,256
Distributions Reinvested – 2,905,036
Redeemed – (15,882,191)
Class L:
Subscribed – 100,295
Distributions Reinvested – 41,107
Redeemed – (270,006)
Class C:
Subscribed – 1,929,473
Distributions Reinvested – 546,707
Redeemed – (6,011,960)
Class R6:
Subscribed – 7,700,797
Distributions Reinvested – 3,621,098
Redeemed – (46,652,938)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions 97,673,021 (77,415,454)
Total Increase (Decrease) in Net Assets 132,427,476 (95,174,436)
Net Assets:
Beginning of Period 556,119,972 651,294,408
End of Period $ 688,547,448 $ 556,119,972

Annual Report — September 30, 2024
Eaton Vance Total Return Bond ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Year Ended
September 30, 2024
*
Year Ended
September 30, 2023
*
Capital Share Transactions:
Shares Subscribed 1,450,907 3,215,802
Shares Subscribed In-Kind 6,160,000 –
Shares Issued on Distributions Reinvested 281,829 450,035
Shares Redeemed (5,823,878) (4,323,102)
Shares Redeemed In-Kind (320,000) –
Class A:
Shares Subscribed – 153,462
Shares Issued on Distributions Reinvested – 58,129
Shares Redeemed – (319,253)
Class L:
Shares Subscribed – 2,023
Shares Issued on Distributions Reinvested – 821
Shares Redeemed – (5,503)
Class C:
Shares Subscribed – 38,401
Shares Issued on Distributions Reinvested – 10,930
Shares Redeemed – (120,503)
Class R6:
Shares Subscribed – 155,753
Shares Issued on Distributions Reinvested – 72,477
Shares Redeemed – (931,850)
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio ("Predecessor Fund") in a
reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See Notes to
Financial Statements for further Information on the Reorganization.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance Total Return Bond ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$48.08 $49.66 $60.59 $62.59 $60.85
Income (Loss) from Investment Operations:
(2)
— — — — —
Net Investment Income
(3)
2.71 2.42 1.52 1.37 1.63
Net Realized and Unrealized Gain (Loss) 2.69 (1.37) (10.82) (0.37) 2.11
Total from Investment Operations 5.40 1.05 (9.30) 1.00 3.74
Distributions from and/or in Excess of:
(2)
— — — — —
Net Investment Income (1.78) (2.63) (1.47) (1.37) (1.58)
Net Realized Gain — — (0.16) (1.63) (0.42)
Total Distributions (1.78) (2.63) (1.63) (3.00) (2.00)
Net Asset Value, End of Period
(2)
$51.70 $48.08 $49.66 $60.59 $62.59
Total Return
(4) (5)
13.96% 2.03% (15.58)% 1.61% 6.27%
Ratios to Average Net Assets and Supplemental Data:
$688,547 $— $— $— $—
Net Assets, End of Period (Thousands) $688,547 $423,920 $470,728 $727,989 $662,724
Ratio of Expenses Before Expense Limitation 0.54% 0.63% 0.63% 0.62% 0.64%
Ratio of Expenses After Expense Limitation
(6)
0.35% 0.40% 0.41% 0.41% 0.40%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses
(6)
N/A N/A N/A N/A 0.40%
Ratio of Net Investment Income
(6)
5.45% 4.81% 2.74% 2.26% 2.63%
Ratio of Rebate from Morgan Stanley Affiliates 0.02% 0.02% 0.01% 0.01% 0.02%
Portfolio Turnover Rate
(7)
367% 431% 266% 434% 287%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class I shares of the Predecessor Fund.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
(“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Total Return Bond ETF (the “Fund”), which seeks
above-average total return over a market cycle of three to five years. The Fund is diversified.
At a meeting held on September 28, 2023, the Board of
Trustees (the "Trustees") of the Trust unanimously approved
the reorganization of the Predecessor Fund into an exchange-
traded fund ("ETF"), which will be managed by Morgan
Stanley Investment Management Inc. (the "Adviser"). On
March 22, 2024, pursuant to the Plan of Reorganization,
approved by the shareholders of the Predecessor Fund on
January 5, 2024, the Predecessor Fund was converted into
an ETF, the Fund with the identical investment objectives
and similar principal investment strategies as the Predecessor
Fund (the "Reorganization"). This tax-free acquisition of
the Predecessor Fund was designated as the accounting
survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's accounting and financial history.
Predecessor Fund shareholders will become the shareholders of the Fund receiving shares of the Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Fund Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares is-
sued by the Fund were recorded at fair value and the cost basis of the investments received from the Predecessor Fund were
carried forward to the Fund.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may
be valued by an outside pricing service/vendor approved
by the Trustees. The pricing service/vendor may employ
a pricing model that takes into account, among other
things, bids, yield spreads and/or other market data and
specific security characteristics. If the Adviser, a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide
a price, prices from brokers/dealers may also be utilized.
In these circumstances, the value of the security will be
the mean of bid and asked prices obtained from reputa-
ble brokers/dealers; (2) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (3) futures are valued at the
Portfolio
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Acquired
Portfolio
*
38,247,818 -0- $363,962,896
+
-0-
The Fund -0- 7,279,194 -0- $363,961,956
* Represents the accounting survivor.
+ Includes unrealized depreciation on investments of $18,057,023 with a fair value of $406,626,891 and identified cost of $424,683,914.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
settlement price on the exchange on which they trade or,
if a settlement price is unavailable, at the last sale price on the exchange; (4) investments in mutual funds, including
the Morgan Stanley Institutional Liquidity Funds, are val-
ued at the net asset value (“NAV”) as of the close of each
business day; and (5) investments in Exchange Traded
Funds are valued at market price.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 78,819 $ — $ 78,819
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — 186,999 — 186,999
Commercial
Mortgage-Backed
Securities — 87,960 — 87,960
Corporate Bonds — 203,641 — 203,641
Sovereign — 3,657 — 3,657
Supranational — 1,124 — 1,124
U.S. Government
and Agency
Securities — 157,116 — 157,116
— — — —
Total Fixed Income
Securities — 719,316 — 719,316
Investment
Companies
7,769 — — 7,769
Short-Term Investments
Investment
Company 44,629 — — 44,629

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translation for the period is reflected in the Statement of Operations.
Foreign security and currency transactions may involve
certain considerations and risks not typically associated
with those of U.S. dollar denominated transactions as a
result of, among other factors, fluctuations of exchange
rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of
foreign securities markets and the possibility of political
or economic instability.
Governmental approval for foreign investments may
be required in advance of making an investment under
certain circumstances in some countries, and the extent
of foreign investments in domestic companies may be
subject to limitation in other countries. Foreign owner-
ship limitations also may be imposed by the charters of
individual companies to prevent, among other concerns,
violations of foreign investment limitations. As a result,
an additional class of shares (identified as “Foreign” in
the Portfolio of Investments) may be created and offered
for investment. The “local” and “foreign shares” market
values may differ. In the absence of trading of the foreign
shares in such markets, the Fund values the foreign shares
at the closing exchange price of the local shares.
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
U.S. Government
and Agency
Securities $ — $ 79,141 $ — $ 79,141
Total Short-Term
Investments 44,629 79,141 — 123,770
Futures Contracts
288 — — 288
Total Assets $52,686 $798,457 $— $851,143
Liabilities:
TBA sales commitments:
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — (12,926) — (12,926)
Futures Contracts
(78) — — (78)
Total Liabilities
$(78) $(12,926) $— $(13,004)
Total $52,608 $785,531 $— $838,139

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Foreign Currency Forward Exchange Contracts: In
connection with its investments in foreign securities, the
Fund also entered into contracts with banks and brokers/
dealers to purchase or sell foreign currencies at a future
date. A foreign currency forward exchange contract
(“currency contract”) is a negotiated agreement between
the contracting parties to exchange a specified amount of
currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the
currencies that are the subject of the contract. Currency
contracts may be used to protect against uncertainty in
the level of future foreign currency exchange rates or to
gain or modify exposure to a particular currency. In addi-
tion, the Fund may use cross currency hedging or proxy
hedging with respect to currencies in which the Fund has
or expects to have portfolio or currency exposure. Cross
currency hedges involve the sale of one currency against
the positive exposure to a different currency and may be
used for hedging purposes or to establish an active ex-
posure to the exchange rate between any two currencies.
To the extent hedged by the use of currency contracts,
the precise matching of the currency contract amounts
and the value of the securities involved will not generally
be possible because the future value of such securities in
foreign currencies will change as a consequence of market
movements in the value of those securities between the
date on which the contract is entered into and the date
it matures. Furthermore, such transactions may reduce
or preclude the opportunity for gain if the value of the
currency should move in the direction opposite to the
position taken. There is additional risk to the extent that
currency contracts create exposure to currencies in which
the Fund’s securities are not denominated. Unanticipated
changes in currency prices may result in poorer overall
performance for the Fund than if it had not entered into
such contracts. The use of currency contracts involves
the risk of loss from the insolvency or bankruptcy of the
counterparty to the contract or the failure of the coun-
terparty to make payments or otherwise comply with the
terms of the contract. A currency contract is marked-to-
market daily and the change in market value is recorded
by the Fund as unrealized gain or loss. The Fund records
realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency
contract at the time it was opened and the value at the
time it was closed.
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
Swaps: The Fund may enter into OTC swap contracts or
cleared swap transactions. A swap contract is an agree-
ment between two parties pursuant to which the parties
exchange payments at specified dates on the basis of a
specified notional amount, with the payments calculat-
ed by reference to specified securities, indices, reference
rates, currencies or other instruments. Typically swap
agreements provide that when the period payment dates
for both parties are the same, the payments are made on
a net basis (i.e., the two payment streams are netted out,
with only the net amount paid by one party to the other).
The Fund’s obligations or rights under a swap contract
entered into on a net basis will generally be equal only to
the net amount to be paid or received under the agree-
ment, based on the relative values of the positions held
by each party. Cleared swap transactions may help reduce
counterparty credit risk. In a cleared swap, the Fund’s ul-
timate counterparty is a clearinghouse rather than a swap
dealer, bank or other financial institution. OTC swap
agreements are not entered into or traded on exchanges
and often there is no central clearing or guaranty function
for OTC swaps. These OTC swaps are often subject to
credit risk or the risk of default or non-performance by
the counterparty. Both OTC and cleared swaps could
result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the
Fund or if the reference index, security or investments
do not perform as expected. During the period swap
agreements are open, payments are received from or made
to the counterparty or clearing-house based on changes in
the value of the contract or variation margin, respective-
ly. The Dodd-Frank Wall Street Reform and Consumer
Protection Act and related regulatory developments
require the clearing and exchange-trading of certain stan-
dardized swap transactions. Mandatory exchange-trading
and clearing is occurring on a phased-in basis based on
the type of market participant and U.S. Commodities
Futures Trading Commission (“CFTC”) approval of con-
tracts for central clearing and exchange trading.
The Fund’s use of swaps during the period included those
based on the credit of an underlying security commonly
referred to as “credit default swaps.” The Fund may be
either the buyer or seller in a credit default swap. Where
the Fund is the buyer of a credit default swap contract,
it would typically be entitled to receive the par(or other
agreed-upon) value of a referenced debt obligation from
the counterparty to the contract only in the event of a
default or similar event by the issuer of the debt obliga-
tion. If no default occurs, the Fund would have paid to
the counterparty a periodic stream of payments over the
term of the contract and received no benefit from the
contract. When the Fund is the seller of a credit default
swap contract, it typically receives the stream of payments
but is obligated to pay an amount equal to the par (or
other agreed-upon) value of a referenced debt obligation
upon the default or similar event by the issuer of the ref-
erenced debt obligation. The use of credit default swaps
could result in losses to the Fund if the Adviser fails to
correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.
If the Fund is a seller of protection and a credit event
occurs, as defined under the terms of that particular swap
agreement, the Fund will either (i) pay to the buyer of
protection an amount equal to the notional amount of
the swap agreement and take delivery of the referenced
obligation, other deliverable obligations or underlying
securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal
to the notional amount of the swap agreement less the
recovery value of the referenced obligation or underlying
securities comprising the referenced index. If the Fund is
a buyer of protection and a credit event occurs, as defined
under the terms of that particular swap agreement, the
Fund will either (i) receive from the seller of protection
an amount equal to the notional amount of the swap
agreement and deliver the referenced obligation, other
deliverable obligations or underlying securities compris-
ing the referenced index or (ii) receive a net settlement
amount in the form of cash or securities equal to the
notional amount of the swap agreement less the recovery
value of the referenced obligation or underlying securities
comprising the referenced index. Recovery values are
estimated by market makers considering either industry
standard recovery rates or entity specific factors and con-
siderations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated
auction whereby a minimum number of allowable broker

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
bids, together with a specified valuation method, are used
to calculate the settlement value. The Fund’s maximum
risk of loss from counterparty risk as of the date of the
statement of assets and liabilities, either as the protection seller or as the protection buyer, is the fair value of the
swap agreement.
If applicable, the current credit rating of each individual
issuer is listed in the table following the Portfolio of In-
vestments and serves as an indicator of the current status
of the payment/performance risk of the credit deriva-
tive. Alternatively, for credit default swaps on an index
of credits, the quoted market prices and current values
serve as an indicator of the current status of the payment/
performance risk of the credit derivative. Generally, lower
credit ratings and increasing market values, in absolute
terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
When the Fund has an unrealized loss on a swap agree-
ment, the Fund has instructed the custodian to pledge
cash or liquid securities as collateral with a value approx-
imately equal to the amount of the unrealized loss. Col-
lateral pledges are monitored and subsequently adjusted
if and when the swap valuations fluctuate. If applicable,
cash collateral is included with “Due from (to) Broker” in
the Statement of Assets and Liabilities.
Upfront payments paid or received by the Fund will be
reflected as an asset or liability, respectively, in the State-
ment of Assets and Liabilities. Changes in market value,
if any, are reflected as a component of net change in
unrealized appreciation (depreciation) on the Statement
of Operations. Once the interim payments are settled in
cash, the net amount is recorded as realized gain (loss) on
swap agreement in the Statement Operations, in addition
to any realized gains (loss) recorded upon the termination
of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the year ended September 30, 2024 in accordance
with ASC 815:
For the year ended September 30, 2024, the approximate
average monthly amount outstanding for each derivative
type is as follows:
Asset Derivatives
Statement of Assets
and Primary Risk Value
Liabilities Location Exposure
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $288,415(a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(78,320)(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Currency Risk
Foreign Currency Forward
Exchange Contracts $ 584,045
Interest Rate Risk Futures Contracts 2,866,883
Credit Risk Swap Agreement 36,099
Total $3,450,928
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Currency Risk
Foreign Currency Forward
Exchange Contracts $(746,806)
Interest Rate Risk Futures Contracts 4,075,774
Credit Risk Swap Agreement 33,627
Total $3,328,968
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount ................. $55,335,030
Futures Contracts:
Average monthly notional value ................... $201,225,412

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
5. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral
in an amount equal to or exceeding 100% of the cur-
rent fair value of the loaned securities. The collateral is
marked-to-market daily by JPMorgan Chase Bank, N.A.
(“JPMorgan”), the securities lending agent, to ensure that
a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an affil-
iated money market portfolio and repurchase agreements.
Securities lending income is generated from the earnings
on the invested collateral and borrowing fees, less any
rebates owed to the borrowers and compensation to the
lending agent, and is recorded as “Income from Securities
Loaned — Net” in the Fund’s Statement of Operations.
Risks in securities lending transactions are that a borrow-
er may not provide additional collateral when required
or return the securities when due, and that the value of
the short-term investments will be less than the amount
of cash collateral plus any rebate that is required to be
returned to the borrower. The Fund has the right under
the securities lending agreement to recover the securities
from the borrower on demand.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
As of the date of this report, there were no securities out
on loan.
As of March 24, 2024, State Street is no longer the secu-
rities lending agent.
6. When Issued/Delayed Delivery Securities:
 The
Fund purchases and sells when-issued and delayed deliv-
ery securities. Securities purchased on a when-issued or
delayed delivery basis are purchased for delivery beyond
the normal settlement date at a stated price and yield, and
no income accrues to the Fund on such securities prior
to delivery date. Payment and delivery for when-issued
and delayed delivery securities can take place a month or
more after the date of the transaction. When the Fund
enters into a purchase transaction on a when-issued or de-
layed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commit-
ments to purchase such securities. Purchasing securities
on a when- issued or delayed delivery basis may involve a
risk that the market price at the time of delivery may be
lower than the agreed upon purchase price, in which case
there could be an unrealized loss at the time of delivery.
Purchasing investments on a when-issued or delayed
delivery basis may be considered a form of leverage which
may increase the impact that gains (losses) may have on
the Fund.
7. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
8. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
9. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management and Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid monthly at the annual rate of 0.32% of the
Swap Agreements:
Average monthly notional amount ................. $5,900,000

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
average daily net assets of the Fund. Under the Agreement,
the Adviser pays substantially all the expenses of the Fund
(including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
The management fee relates to the ETF and is reflected in the
Statement of Operations.
Prior to March 22, 2024, the Predecessor Fund paid an
advisory fee to the Adviser 0.375% for the first billion of the average daily net assets of the Predecessor Fund and 0.300%
for over a billion of the average daily net assets of the Prede-
cessor Fund. The Adviser had agreed to reduce its fees and/or reimburse the Predecessor Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A
shares, 1.02% for Class L shares, 1.52% for Class C shares
and 0.37% for Class R6 shares. For the year ended  September
30, 2024, $924,437 of advisory and other fees were waived
and $33,110 of class specific expenses were reimbursed by the
Adviser pursuant to this arrangement. In addition the Adviser served as the Administrator of the Predecessor Fund pursuant to an Administration Agreement for an annual fee of 0.08%
of the Predecessor Fund's average daily net assets. The advisory fee and waiver of advisory fees are reflected in the Statement of
Operations.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan (“Plan”)
pursuant Rule 12b-1 under the Act. Under the Plan, the Fund
is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Prior to March 22, 2024, Morgan Stanley Distribution, Inc.
served as the Predecessor Fund's Distributor pursuant to a Dis-
tribution Agreement. The Predecessor Fund adopted a Share-
holder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services
Plan, the Predecessor Fund paid the Distributor a sharehold-
er services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to
Class A shares. The Predecessor Fund adopted a Distribution
and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Predecessor Fund paid the
Distributor a distribution fee, accrued daily and paid month-
ly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to Class L shares. The
Predecessor Fund has adopted a distribution and Shareholder
Services Plan with respect to Class C shares pursuant to Rule
12b-1 under the Act. Under the Distribution and Sharehold-
er Services Plan, the Predecessor Fund paid the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to Class C shares.
D. Dividend Disbursing and Transfer/Co-Transfer
Agent:
Prior to March 22, 2024, the Predecessor Fund's divi-
dend disbursing and transfer agent was SS&C Global Investor
& Distribution Solution, Inc. ("SS&C GIDS"). Pursuant to a
Transfer Agency Agreement, the Predecessor Fund paid SS&C
GIDS a fee based on the number of classes, accounts and trans-
action relating to the Predecessor Fund. Eaton Vance Man-
agement (“EVM”), an affiliate of Morgan Stanley, provided
co-transfer agency and related services to the Predecessor Fund pursuant to a Co-Transfer Agency Services Agreement. For
the period October 1, 2023 through March 22, 2024, co-trans-
fer agency fees and expenses incurred to EVM, included in
“Transfer Agency Fees” and “Sub Transfer Agency Fees” in the
Statement of Operations, amounted to $134,726. Effective
March 22, 2024, JPMorgan serves as the Transfer Agent of the
Fund.
E. Custodian Fees:
Prior to March 22, 2024, State Street
Bank and Trust Company (“State Street”) served as custodi-
an for the Predecessor Fund in accordance with a Custodian
Agreement. Effective March 22, 2024, JPMorgan serves as
Custodian and Administrator for the Fund in accordance with
a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The Fund will only issue or redeem shares aggregated into
blocks of 40,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange (“NYSE”)
and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The
investor's transaction will be priced at NAV if the investor pur-
chases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
 For the year ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $1,788,844,143 and
$1,703,326,532, respectively. For the year ended September
30, 2024, purchases and sales of long-term U.S. Government
securities were $26,183,436 and $11,351,588, respective-
ly. Purchase and Sales related to In-Kind transactions were
$211,853,551 and $15,904,839, respectively, for the year end-
ed September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2024, management fees paid were reduced by $54,901 relating
to the Fund’s investment in the Liquidity Fund.
The Fund invests in Eaton Vance Ultra-Short Income ETF, a
management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For
the year ended September 30, 2024, advisory fees paid were
reduced by $839 relating to the Fund’s investment in the Eaton
Vance Ultra-Short Income ETF.
 The Fund invests in Eaton Vance Floating-Rate ETF, a
management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the year ended September 30, 2024, advisory fees paid were reduced by
$16,637 relating to the Fund's investment in the Eaton Vance
Floating-Rate ETF.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2024 is as
follows:
Affiliated
Investment
Company/
Issuer
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 56,872 $ 359,974 $ 372,217 $ 1,930
Eaton Vance
Ultra-Short
Income ETF – 1,164 – 31
Eaton Vance
Floating
Rate ETF – 8,687 2,014 256
Total $56,872 $369,825 $374,231 $2,217
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000) Value
Liquidity Fund   $ – $ – $ 44,629
Eaton Vance Ultra-Short
Income ETF   – 3 1,167
Eaton Vance Floating Rate
ETF   (13) (58) 6,602
Total $(13) $(55) $52,398

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30,
2024 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
1
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $39,697,294 and $84,251,015, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
Qualified late year losses are capital losses and specified ordi-
nary losses, including currency losses, incurred after October
31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended  September 30, 2024, the Fund intends to defer
to October 1, 2024 for U.S. federal income tax purposes the
following losses:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$27,111,352 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$30,270,872 $–
Total
Accumulated Paid-In
Loss Capital
$186,436 $(186,436)
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$578,136 $–
Qualified
Late Year Post-October
Ordinary Capital
Losses Losses
$1,923,889 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the
NYSE and may, therefore, have a material upward or down-
ward effect on the market price of the shares.

Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance Total Return Bond ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance Total Return Bond ETF (the “Fund”) (one of
the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.
The Fund designated $3,187,587 of its distributions paid as business interest income.
The Fund designated $2,782,205 of its distributions paid as qualified interest income.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

EVTR-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short
Income ETF
NYSE Arca: EVSB
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
8
Statement of Operations
....................................................................................
9
Statement of Changes in Net Assets
........................................................................
10
Financial Highlights
.........................................................................................
11
Notes to Financial Statements
...............................................................................
12
Report of Independent Registered Public Accounting Firm
....................................................
18

Annual Report — September 30, 2024
Portfolio of Investments
Eaton Vance Ultra-Short Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (93.6%)
Asset-Backed Securities ( 21.8% )
ACM Auto Trust,
2023-2A
7.97%, 6/20/30(a) $ 110,300 $ 110,998
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 348,707 353,397
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 179,463 182,858
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 72,334 73,467
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 325,000 328,634
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 138,224 138,723
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 123,319 123,490
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 302,937 308,143
2024-1A
SOFR30A + 0.77%,
6.11%, 5/15/36(a)(b) 146,998 146,527
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 135,000 135,023
Conn's Receivables Funding LLC,
2024-A
7.05%, 1/16/29(a) 68,094 68,069
Continental Airlines Pass-Through Trust,
2012 2A
4.00%, 10/29/24 250,878 250,616
DB Master Finance LLC,
2019-1A
4.02%, 5/20/49(a) 71,250 70,421
2021-1A
2.05%, 11/20/51(a) 233,400 221,443
Dell Equipment Finance Trust,
2023-1
5.65%, 9/22/28(a) 36,009 36,021
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 131,000 131,956
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 65,000 65,117
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 324,625 323,413
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 131,355 130,235
Face
Amount Value
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) $ 156,684 $ 157,559
2024-2
5.74%, 12/20/26(a) 145,000 146,705
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 149,145 152,332
Ford Credit Auto Owner Trust,
2023-B
5.57%, 6/15/26 107,140 107,359
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 63,463 63,974
GM Financial Consumer Automobile Receivables Trust,
2023-2
5.10%, 5/18/26 65,433 65,454
2024-1
5.12%, 2/16/27 23,974 24,023
HPEFS Equipment Trust,
2024-1A
5.38%, 5/20/31(a) 220,000 220,550
Hyundai Auto Lease Securitization Trust,
2022-C
4.38%, 10/15/25(a) 30,481 30,462
Invitation Homes Trust,
2018-SFR4
CME Term SOFR 1 Month + 1.21%,
6.30%, 1/17/38(a)(b) 433,174 433,761
J.P. Morgan Mortgage Trust,
2023-HE3
SOFR30A + 1.60%,
6.95%, 5/25/54(a)(b) 56,031 56,466
2024-HE2
SOFR30A + 1.20%,
6.55%, 10/20/54(a)(b) 173,796 174,928
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 52,618 52,664
2023-2A
5.93%, 6/15/27(a) 52,789 52,948
2023-4A
6.21%, 10/15/26(a) 42,575 42,671
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 276,559 282,563
2024-1A
6.19%, 8/15/29(a) 90,517 91,560
2024-3A
4.97%, 10/15/29(a) 100,000 100,186
LL ABS Trust,
2022-1A
5.05%, 11/15/29(a) 116,990 116,888
Marlette Funding Trust,
2023-2A
6.04%, 6/15/33(a) 12,711 12,715
2023-3A
6.49%, 9/15/33(a) 34,800 34,839

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (21.8%) (cont’d)
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) $ 147,000 $ 149,892
Octane Receivables Trust,
2022-1A
4.18%, 3/20/28(a) 157,174 156,780
2024-2A
5.80%, 7/20/32(a) 300,000 304,269
Oportun Funding XIV LLC,
2021-A
1.21%, 3/8/28(a) 52,548 51,392
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 193,866 194,412
2024-1A
6.55%, 4/8/31(a) 169,000 170,453
Oscar US Funding XIV LLC,
2022-1A
2.30%, 4/10/26(a) 97,191 96,700
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 254,824 255,954
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 222,000 222,249
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 255,000 255,345
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 300,000 304,296
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.22%, 7/25/51(a)(b) 478,971 477,335
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 93,180 93,565
2023-1A
7.48%, 7/16/29(a) 200,000 203,002
2024-1A
6.12%, 8/15/29(a) 91,279 91,561
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 200,158 201,462
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 39,873 39,958
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 19,148 19,152
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 90,000 93,194
2022-3A
8.95%, 4/15/29(a) 246,000 255,458
Face
Amount Value
2023-1A
7.58%, 4/15/29(a) $ 107,206 $ 108,408
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 225,000 217,674
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 100,000 100,800
9,682,469
Commercial Mortgage-Backed Securities ( 9.4% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.99%, 4/15/37(a)(b) 370,000 372,263
CME Term SOFR 1 Month + 3.00%,
8.10%, 5/15/39(a)(b) 200,000 200,856
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.91%, 9/15/36(a)(b) 200,000 200,097
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
6.46%, 12/15/37(a)(b) 265,000 265,224
CME Term SOFR 1 Month + 1.55%,
6.64%, 12/15/37(a)(b) 300,000 300,066
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
6.28%, 12/25/41(a)(b) 296,226 296,994
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.29%, 7/15/38(a)(b) 289,586 289,668
CME Term SOFR 1 Month + 1.49%,
6.59%, 7/15/38(a)(b) 167,515 167,508
CME Term SOFR 1 Month + 1.81%,
6.91%, 7/15/38(a)(b) 89,104 89,100
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
6.53%, 3/25/44(a)(b) 193,591 193,953
SOFR30A + 1.35%,
6.63%, 2/25/44(a)(b) 430,389 432,022
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.74%, 6/15/41(a)(b) 140,000 140,263
Marlette Funding Trust
6.50%, 4/15/33(a) 476,590 480,315
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.01%, 4/15/38(a)(b) 188,747 188,339
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.45%, 10/19/36(a)(b) 200,000 201,187
Reach Abs Trust
6.30%, 2/18/31(a) 201,490 203,106
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.69%, 6/15/39(a)(b) 140,000 139,828
4,160,789

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds ( 54.0% )
Aerospace & Defense (0.5%)
Boeing Co. (The)
4.88%, 5/1/25 $ 210,000 $ 209,240
Automobiles (2.0%)
Hyundai Capital America
5.45%, 6/24/26(a) 200,000 203,457
5.80%, 6/26/25(a) 175,000 176,308
6.25%, 11/3/25(a) 70,000 71,315
Volkswagen Group of America Finance LLC
4.90%, 8/14/26(a) 200,000 201,288
5.68%, 3/20/26(a)(b) 250,000 250,386
902,754
Banks (19.0%)
Australia & New Zealand Banking Group Ltd.
5.41%, 3/18/26(a)(b) 310,000 310,820
Banco Santander SA
5.15%, 8/18/25 200,000 200,532
Bank of America Corp.
2.46%, 10/22/25(b) 200,000 199,648
3.38%, 4/2/26(b) 1,000,000 992,157
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 450,000 456,208
Barclays plc
5.20%, 5/12/26 400,000 402,656
BNP Paribas SA
3.38%, 1/9/25(a) 300,000 298,420
BPCE SA
5.45%, 1/14/25(a)(b) 250,000 250,207
Capital One NA
2.28%, 1/28/26(b) 295,000 292,130
Citigroup, Inc.
5.57%, 10/30/24(b) 225,000 225,105
HSBC Holdings plc
2.63%, 11/7/25(b) 410,000 408,789
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 200,000 204,861
JPMorgan Chase & Co.
2.08%, 4/22/26(b) 625,000 615,146
5.55%, 12/15/25(b) 185,000 185,119
KeyCorp
6.12%, 5/23/25(b) 415,000 415,680
National Bank of Canada
5.60%, 7/2/27(b) 250,000 255,164
5.93%, 7/2/27(b) 250,000 251,235
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/25(b) 250,000 249,995
Royal Bank of Canada
4.95%, 4/25/25 150,000 150,218
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 200,000 201,163
Societe Generale SA
5.52%, 1/19/28(a)(b) 200,000 202,828
Standard Chartered plc
1.82%, 11/23/25(a)(b) 200,000 198,997
Swedbank AB
6.14%, 9/12/26(a) 400,000 413,207
Face
Amount Value
Truist Financial Corp.
4.26%, 7/28/26(b) $ 425,000 $ 423,408
Wells Fargo & Co.
3.91%, 4/25/26(b) 625,000 621,145
8,424,838
Capital Markets (5.4%)
Charles Schwab Corp. (The)
3.63%, 4/1/25 175,000 173,999
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 87,000 88,434
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 300,000 298,666
5.80%, 8/10/26(b) 340,000 343,074
HAT Holdings I LLC
3.38%, 6/15/26(a) 250,000 242,271
8.00%, 6/15/27(a) 195,000 206,823
Nuveen Finance LLC
4.13%, 11/1/24(a) 325,000 324,655
UBS AG
1.38%, 1/13/25(a) 225,000 222,586
3.70%, 2/21/25 250,000 248,864
7.95%, 1/9/25 250,000 251,957
2,401,329
Chemicals (1.0%)
Celanese US Holdings LLC
6.05%, 3/15/25 425,000 426,084
Consumer Finance (3.9%)
Ally Financial, Inc.
5.80%, 5/1/25 300,000 301,118
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a) 200,000 197,932
Capital One Financial Corp.
4.99%, 7/24/26(b) 290,000 290,102
Discover Financial Services
3.95%, 11/6/24 200,000 199,718
Ford Motor Credit Co. LLC
5.13%, 6/16/25 400,000 399,937
General Motors Financial Co., Inc.
6.20%, 4/7/25(b) 350,000 351,213
1,740,020
Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
4.70%, 8/15/26 173,000 174,208
Containers & Packaging (0.2%)
Sonoco Products Co.
4.45%, 9/1/26 100,000 100,071
Electric Utilities (2.5%)
Edison International
3.55%, 11/15/24 175,000 174,581
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 350,000 353,642
6.05%, 3/1/25 425,000 426,839

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (54.0%) (cont’d)
Niagara Mohawk Power Corp.
3.51%, 10/1/24(a) $ 160,000 $ 160,000
1,115,062
Entertainment (1.0%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 425,000 425,255
Financial Services (0.6%)
Synchrony Bank
5.40%, 8/22/25 250,000 250,593
Health Care Equipment & Supplies (0.2%)
DH Europe Finance II SARL
2.20%, 11/15/24 100,000 99,633
Health Care Providers & Services (0.7%)
Centene Corp.
4.25%, 12/15/27 80,000 78,636
HCA, Inc.
5.38%, 2/1/25 225,000 225,095
303,731
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
2.90%, 6/25/25 160,000 157,315
Household Durables (0.9%)
DR Horton, Inc.
2.50%, 10/15/24 200,000 199,695
Lennar Corp.
4.75%, 5/30/25 210,000 209,681
409,376
Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)
3.30%, 7/15/25(a) 110,000 108,475
Insurance (3.9%)
Athene Global Funding
4.86%, 8/27/26(a) 182,000 183,262
5.73%, 5/8/26(a)(b) 466,000 465,686
Corebridge Global Funding
5.35%, 6/24/26(a) 250,000 254,543
GA Global Funding Trust
6.26%, 4/11/25(a)(b) 450,000 451,932
Protective Life Global Funding
5.60%, 4/10/26(a)(b) 380,000 381,011
1,736,434
Machinery (0.5%)
Daimler Truck Finance North America LLC
5.20%, 1/17/25(a) 239,000 239,074
Media (1.4%)
Charter Communications Operating LLC
4.91%, 7/23/25 422,000 421,424
Comcast Corp.
5.25%, 11/7/25 215,000 217,382
638,806
Face
Amount Value
Multi-Utilities (1.0%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) $ 195,000 $ 197,446
Dominion Energy, Inc.
3.30%, 3/15/25 100,000 99,177
DTE Energy Co.
2.53%, 10/1/24(c) 160,000 160,000
456,623
Passenger Airlines (1.8%)
American Airlines, Inc.
5.50%, 4/20/26(a) 218,750 218,305
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 187,500 186,390
Mileage Plus Holdings LLC
6.50%, 6/20/27(a) 192,500 195,038
Southwest Airlines Co.
5.25%, 5/4/25 200,000 200,203
799,936
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 191,000 196,330
Retail REITs (0.5%)
Kite Realty Group Trust
4.00%, 3/15/25 240,000 238,732
Semiconductors & Semiconductor Equipment (0.6%)
Qorvo, Inc.
1.75%, 12/15/24 243,000 241,277
Software (1.0%)
Oracle Corp.
2.95%, 5/15/25 450,000 445,131
Specialized REITs (0.9%)
EPR Properties
4.50%, 4/1/25 405,000 403,003
Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.
7.05%, 11/27/25 175,000 178,532
Trading Companies & Distributors (1.1%)
Air Lease Corp.
3.25%, 3/1/25 135,000 133,915
Aviation Capital Group LLC
5.50%, 12/15/24(a) 351,000 350,722
484,637
Wireless Telecommunication Services (1.5%)
Rogers Communications, Inc.
2.95%, 3/15/25 270,000 267,542
Sprint LLC
7.63%, 2/15/25 100,000 100,382
T-Mobile USA, Inc.
3.50%, 4/15/25 285,000 283,018
650,942
23,957,441

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
U.S. Government and Agency Securities ( 8.4% )
U.S. Treasury Notes
2.75%, 8/31/25 $ 1,573,200 $ 1,554,988
3.13%, 8/15/25 2,177,000 2,159,802
3,714,790
Total Fixed Income Securities
(Cost $41,263,656)
41,515,489
–
Shares
Short-Term Investments (6.7%)
Investment Company ( 0.3% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.85%
(See Note G)
(Cost $129,504)
129,504 129,504
Face
Amount
Commercial Paper ( 4.7% )
Arrow Electronics, Inc.
5.21%, 10/11/24 $ 220,000 219,648
Brookfield Renewable Partners LP
5.08%, 10/22/24 310,000 309,057
5.34%, 10/16/24 140,000 139,692
Conagra Brands, Inc.
2.21%, 10/3/24 220,000 219,906
General Motors Financial Co., Inc.
5.62%, 2/4/25 250,000 245,691
HSBC USA, Inc.
6.49%, 10/11/24 250,000 249,629
Ovintiv , Inc.
5.82%, 10/21/24 450,000 448,525
Whirlpool Corp.
0.00%, 10/15/24 250,000 249,439
Total Commercial Paper
(Cost $2,081,047)
2,081,587
Face
Amount Value
U.S. Government and Agency Security ( 1.7% )
U.S. Treasury Bill
4.66%, 11/7/24
(Cost $736,378)
$ 740,000 $ 736,440
Total Short-Term Investments
(Cost $2,946,929)
2,947,531
Total Investments (100.3%)
(Cost $44,210,585) (d) 44,463,020
Liabilities in Excess of Other Assets (-0.3%)
(137,953)
Net Assets (100.0%) $44,325,067
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.
(d) At September 30, 2024, the aggregate cost for federal income tax purposes is $44,209,651. The aggregate gross unrealized
appreciation is $256,238 and the aggregate gross unrealized
depreciation is $4,753, resulting in net unrealized appreciation of
$251,485.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Depreciation
Short:
U.S. Treasury 2 Year Notes 4 Dec-24 $ (800,000) $ (832,969) $ (1,884)

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of
Total
Investments
Other* 29.5%
Asset-Backed Securities 21.8
Banks 19.0
Commercial Mortgage-Backed Securities 9.4
U.S. Government and Agency Securities 8.3
Short-Term Investments 6.6
Capital Markets 5.4
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $832,969 and total unrealized depreciation of $ 1,884.

Annual Report — September 30, 2024
Eaton Vance Ultra-Short Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $44,081,081) $ 44,333,516
Investment in Security of Affiliated Issuer, at Value (Cost $129,504) 129,504
Total Investments in Securities, at Value (Cost $44,210,585) 44,463,020
Due from Custodian 219,492
Interest Receivable 319,792
Dividends Receivable 5,261
Receivable for Variation Margin on Futures Contracts 7,716
Total Assets
45,015,281
Liabilities:
Payable for Investments Purchased 488,259
Payable for Management Fee 6,223
Payable for Dividends to Shareholders 195,146
Payable to Bank 586
Total Liabilities
690,214
Net Assets
$ 44,325,067
Net Assets Consist of:
Paid-in-Capital $ 43,961,619
Total Distributable Earnings 363,448
Net Assets
$ 44,325,067
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 875,000
Net Asset Value Per Share
$ 50 .66

Annual Report — September 30, 2024
Eaton Vance Ultra-Short Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
September 30, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 1,876,571
Dividends from Security of Affiliated Issuer (Note G) 45,725
Total Investment Income 1,922,296
Expenses:
Management Fee (Note B) 55,239
Total Expenses 55,239
Rebate from Morgan Stanley Affiliate (Note G) (1,345)
Net Expenses 53,894
Net Investment Income
1,868,402
Realized Gain (Loss):
Investments Sold 71,231
Futures Contracts (8,987)
Net Realized Gain 62,244
Change in Unrealized Appreciation (Depreciation):
Investments 252,435
Futures Contracts (1,884)
Net Change in Unrealized Appreciation (Depreciation) 250,551
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
312,795
Net Increase in Net Assets Resulting from Operations $ 2,181,197

Annual Report — September 30, 2024
Eaton Vance Ultra-Short Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,868,402
Net Realized Gain 62,244
Net Change in Unrealized Appreciation (Depreciation) 250,551
Net Increase in Net Assets Resulting from Operations 2,181,197
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,817,749)
Total Dividends and Distributions to Shareholders (1,817,749)
Capital Share Transactions:
Subscribed 43,961,619
(1)
Net Increase in Net Assets Resulting from Capital Share Transactions 43,961,619
Total Increase in Net Assets 44,325,067
Net Assets:
Beginning of Period –
End of Period $ 44,325,067
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 875,000
Shares Outstanding, End of Period Net Increase in 875,000
(1)
^ Commencement of Operations
(1) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 41.7% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Eaton Vance Ultra-Short Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
2 .78
Net Realized and Unrealized Gain 0 .54
Total from Investment Operations 3 .32
Distributions from and/or in Excess of:
—
Net Investment Income ( 2 .66 )
Net Asset Value, End of Period
$ 50 .66
Total Return
(3)
6 .79%
(4)
Ratios to Average Net Assets and Supplemental Data:
$44,325
Net Assets, End of Period (Thousands) $ 44,325
Ratio of Expenses
(5)
0 .17%
(6)
Ratio of Net Investment Income
(5)
5 .74%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
Portfolio Turnover Rate 89%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.

12
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Ultra-Short Income ETF (the “Fund”), which seeks to
maximize income, to the extent consistent with preservation of capital. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (3) futures are valued
at the settlement price on the exchange on which they
trade or, if a settlement price is unavailable, at the last
sale price on the exchange; and (4) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 9,682 $ — $ 9,682
Commercial
Mortgage-Backed
Securities — 4,161 — 4,161
Corporate Bonds — 23,957 — 23,957
U.S. Government
and Agency
Securities — 3,715 — 3,715
— — — —
Total Fixed Income
Securities — 41,515 — 41,515
Short-Term Investments
Investment Company 130 — — 130
Commercial Paper — 2,082 — 2,082
U.S. Government
and Agency
Security — 736 — 736
Total Short-Term
Investments 130 2,818 — 2,948
Total Assets $130 $44,333 $— $44,463
Liabilities:
Futures Contracts
(2) — — (2)
Total $128 $44,333 $— $44,461

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about derivative
instruments by requiring enhanced disclosures to enable
investors to better understand how and why the Fund uses
derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended  September 30, 2024 in accordance
with ASC 815:
For the period ended September 30, 2024, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(1,884)(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ (8,987)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $(1,884)
Futures Contracts:
Average monthly notional value ................... $825,375

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.17% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $50,319,388 and $19,148,283,
respectively. For the year ended September 30, 2024, purchas-
es and sales of long-term U.S. Government securities were
$1,242,818 and $1,242,701, respectively. There were no pur-
chases and sales related to In-Kind transactions for the period ended September 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended  September 30,
2024, management fees paid were reduced by $1,345 relating
to the Fund’s investment in the Liquidity Fund.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the period ended  September 30, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year end-
ed  September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 49,335 $ 49,205 $ 46
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 130
* Commencement of Operations.
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,817,749 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$111,963 $–

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

18
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Eaton Vance Ultra-Short Income ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Eaton Vance Ultra-Short Income ETF (the “Fund”) (one of
the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for the period from October 16, 2023
(commencement of operations) through September 30, 2024 and the related notes (collectively referred to as the “financial state-
ments”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 16, 2023 (commencement of operations) through September 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial re-
porting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

EVSB-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Equity
Premium Income ETF
NYSE Arca: PAPI
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
6
Statement of Operations
....................................................................................
7
Statement of Changes in Net Assets
........................................................................
8
Financial Highlights
.........................................................................................
9
Notes to Financial Statements
...............................................................................
10
Report of Independent Registered Public Accounting Firm
....................................................
17
Federal Tax Notice
..........................................................................................
18

Annual Report — September 30, 2024
Portfolio of Investments
Parametric Equity Premium Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Aerospace & Defense (2.9%)
General Dynamics Corp. 1,294 $ 391,047
Huntington Ingalls Industries, Inc. 1,514 400,271
L3Harris Technologies, Inc. 1,941 461,706
Lockheed Martin Corp. 839 490,446
RTX Corp. 3,651 442,355
2,185,825
Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class  B 3,260 444,468
Automobile Components (1.1%)
BorgWarner, Inc. 12,887 467,669
Gentex Corp. 12,104 359,368
827,037
Banks (2.8%)
Cullen/Frost Bankers, Inc. 3,526 394,418
FNB Corp. 31,635 446,370
Prosperity Bancshares, Inc. 6,160 443,951
Regions Financial Corp. 18,405 429,389
United Bankshares , Inc. 11,473 425,648
2,139,776
Beverages (2.3%)
Brown-Forman Corp., Class  B 8,865 436,158
Coca-Cola Co. (The) 6,952 499,570
Keurig Dr Pepper, Inc. 11,364 425,923
PepsiCo, Inc. 2,299 390,945
1,752,596
Biotechnology (1.2%)
AbbVie, Inc. 2,406 475,137
Gilead Sciences, Inc. 5,425 454,832
929,969
Building Products (0.6%)
Johnson Controls International plc 6,217 482,501
Capital Markets (1.6%)
Artisan Partners Asset Management, Inc.,
Class  A 8,743 378,747
CME Group, Inc. 2,079 458,731
T Rowe Price Group, Inc. 3,360 366,005
1,203,483
Chemicals (6.0%)
Air Products and Chemicals, Inc. 1,609 479,064
Ashland, Inc. 3,988 346,836
Corteva, Inc. 6,828 401,418
Dow, Inc. 7,561 413,058
DuPont de Nemours, Inc. 4,771 425,144
Eastman Chemical Co. 3,879 434,254
FMC Corp. 6,397 421,818
Huntsman Corp. 17,648 427,082
Linde plc 848 404,377
LyondellBasell Industries NV, Class  A 4,040 387,436
PPG Industries, Inc. 3,296 436,588
4,577,075
Communications Equipment (1.2%)
Cisco Systems, Inc. 8,784 467,485
Shares Value
Juniper Networks, Inc. 11,092 $ 432,366
899,851
Construction & Engineering (0.5%)
MDU Resources Group, Inc. 12,746 349,368
Consumer Staples Distribution & Retail (1.3%)
Costco Wholesale Corp. 458 406,026
Walmart, Inc. 6,738 544,094
950,120
Containers & Packaging (3.1%)
Amcor plc 43,184 489,275
AptarGroup, Inc. 2,675 428,508
International Paper Co. 9,733 475,457
Packaging Corp. of America 2,455 528,807
Sonoco Products Co. 8,008 437,477
2,359,524
Distributors (1.1%)
Genuine Parts Co. 3,013 420,856
LKQ Corp. 10,647 425,028
845,884
Diversified Telecommunication Services (1.2%)
AT&T, Inc. 23,465 516,230
Verizon Communications, Inc. 9,452 424,489
940,719
Electric Utilities (5.4%)
Alliant Energy Corp. 7,400 449,106
American Electric Power Co., Inc. 4,935 506,331
Duke Energy Corp. 3,793 437,333
Evergy , Inc. 7,729 479,275
OGE Energy Corp. 10,810 443,426
Portland General Electric Co. 9,523 456,152
PPL Corp. 12,921 427,427
Southern Co. (The) 4,928 444,407
Xcel Energy, Inc. 7,322 478,126
4,121,583
Electrical Equipment (0.4%)
Emerson Electric Co. 2,933 320,782
Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class  A 6,109 398,062
Corning, Inc. 9,690 437,504
835,566
Energy Equipment & Services (0.9%)
Baker Hughes Co., Class  A 13,170 476,095
Helmerich & Payne, Inc. 7,516 228,637
704,732
Financial Services (1.5%)
MGIC Investment Corp. 17,638 451,533
Radian Group, Inc. 10,315 357,827
Western Union Co. (The) 28,090 335,114
1,144,474
Food Products (4.5%)
Archer-Daniels-Midland Co. 6,039 360,770
Bunge Global SA 2,624 253,583
Cal-Maine Foods, Inc. 6,479 484,888
Conagra Brands, Inc. 13,383 435,215
Hormel Foods Corp. 11,858 375,899

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Food Products (cont’d)
Ingredion, Inc. 4,028 $ 553,568
Kellanova 6,596 532,363
Kraft Heinz Co. (The) 12,470 437,822
3,434,108
Gas Utilities (2.3%)
Atmos Energy Corp. 3,302 458,020
National Fuel Gas Co. 7,225 437,907
New Jersey Resources Corp. 8,908 420,458
ONE Gas, Inc. 6,105 454,334
1,770,719
Health Care Equipment & Supplies (2.3%)
Abbott Laboratories 3,917 446,577
Becton Dickinson & Co. 1,727 416,380
Medtronic plc 5,103 459,423
Stryker Corp. 1,166 421,229
1,743,609
Health Care Providers & Services (4.9%)
Cardinal Health, Inc. 4,272 472,141
Cencora , Inc. 1,669 375,659
Chemed Corp. 772 463,949
Cigna Group (The) 1,110 384,548
Labcorp Holdings, Inc. 1,973 440,926
Patterson Cos., Inc. 15,165 331,204
Premier, Inc., Class  A 19,833 396,660
Quest Diagnostics, Inc. 3,019 468,700
UnitedHealth Group, Inc. 680 397,582
3,731,369
Hotels, Restaurants & Leisure (2.7%)
Cracker Barrel Old Country Store, Inc. 8,552 387,833
Darden Restaurants, Inc. 2,920 479,260
Texas Roadhouse, Inc., Class  A 2,412 425,959
Vail Resorts, Inc. 1,856 323,482
Wendy's Co. (The) 24,427 427,961
2,044,495
Household Durables (1.7%)
Garmin Ltd. 2,307 406,101
Leggett & Platt, Inc. 30,895 420,790
Whirlpool Corp. 4,021 430,247
1,257,138
Household Products (2.2%)
Church & Dwight Co., Inc. 3,771 394,899
Colgate-Palmolive Co. 4,138 429,566
Kimberly-Clark Corp. 3,132 445,621
Procter & Gamble Co. (The) 2,255 390,566
1,660,652
Industrial Conglomerates (0.7%)
3M Co. 4,147 566,895
Insurance (5.2%)
Aflac, Inc. 4,595 513,721
American Financial Group, Inc. 3,027 407,434
Cincinnati Financial Corp. 3,138 427,145
Fidelity National Financial, Inc. 7,285 452,107
Hartford Financial Services Group, Inc. (The) 3,691 434,098
Old Republic International Corp. 12,661 448,453
Principal Financial Group, Inc. 4,686 402,527
Shares Value
Prudential Financial, Inc. 3,577 $ 433,175
Travelers Cos., Inc. (The) 1,951 456,768
3,975,428
IT Services (2.4%)
Accenture plc, Class  A 1,248 441,143
Amdocs Ltd. 4,544 397,509
Cognizant Technology Solutions Corp., Class  A 5,663 437,071
International Business Machines Corp. 2,350 519,538
1,795,261
Leisure Products (0.6%)
Hasbro, Inc. 6,142 444,189
Machinery (1.6%)
Cummins, Inc. 1,337 432,907
Donaldson Co., Inc. 5,160 380,292
Snap-on, Inc. 1,516 439,201
1,252,400
Media (1.6%)
Interpublic Group of Cos., Inc. (The) 12,766 403,789
New York Times Co. (The), Class  A 7,779 433,057
Omnicom Group, Inc. 4,041 417,799
1,254,645
Metals & Mining (2.3%)
Newmont Corp. 9,076 485,112
Reliance, Inc. 1,130 326,808
Royal Gold, Inc. 3,467 486,420
Southern Copper Corp. 3,845 444,751
1,743,091
Multi-Utilities (4.1%)
Ameren Corp. 5,055 442,110
Avista Corp. 11,485 445,044
Consolidated Edison, Inc. 4,198 437,138
Dominion Energy, Inc. 7,938 458,737
Public Service Enterprise Group, Inc. 5,087 453,811
Sempra 5,316 444,577
WEC Energy Group, Inc. 4,543 436,946
3,118,363
Oil, Gas & Consumable Fuels (8.9%)
Antero Midstream Corp. 26,208 394,430
Chevron Corp. 2,515 370,384
Civitas Resources, Inc. 4,374 221,631
ConocoPhillips 3,742 393,958
Coterra Energy, Inc. 15,288 366,148
CVR Energy, Inc. 12,417 285,963
Devon Energy Corp. 8,964 350,672
Diamondback Energy, Inc. 1,824 314,458
DT Midstream, Inc. 6,784 533,629
EOG Resources, Inc. 3,234 397,556
Exxon Mobil Corp. 3,531 413,904
HF Sinclair Corp. 8,334 371,446
Kinder Morgan, Inc. 21,564 476,349
Magnolia Oil & Gas Corp., Class  A 14,740 359,951
ONEOK, Inc. 5,096 464,398
Phillips 66 2,911 382,651
Valero Energy Corp. 1,966 265,469
Williams Cos., Inc. (The) 9,022 411,854
6,774,851

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co. 8,338 $ 431,408
Johnson & Johnson 2,405 389,754
Merck & Co., Inc. 1,633 185,444
Pfizer, Inc. 13,738 397,578
Royalty Pharma plc, Class  A 15,001 424,378
1,828,562
Professional Services (2.3%)
Automatic Data Processing, Inc. 1,668 461,586
ManpowerGroup, Inc. 5,381 395,611
Paychex, Inc. 3,039 407,803
Robert Half, Inc. 6,930 467,151
1,732,151
Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc. 1,717 395,202
Skyworks Solutions, Inc. 3,686 364,066
Texas Instruments, Inc. 1,911 394,755
1,154,023
Software (0.5%)
Dolby Laboratories, Inc., Class  A 4,642 355,252
Specialty Retail (0.6%)
Best Buy Co., Inc. 4,765 492,225
Technology Hardware, Storage & Peripherals (1.5%)
Hewlett Packard Enterprise Co. 19,413 397,190
HP, Inc. 11,041 396,041
Xerox Holdings Corp. 35,712 370,690
1,163,921
Textiles, Apparel & Luxury Goods (3.1%)
Carter's, Inc. 6,939 450,896
Columbia Sportswear Co. 5,258 437,413
Steven Madden Ltd. 9,514 466,091
Tapestry, Inc. 10,465 491,646
VF Corp. 25,816 515,029
2,361,075
Tobacco (1.2%)
Altria Group, Inc. 8,183 417,661
Philip Morris International, Inc. 3,983 483,536
901,197
Trading Companies & Distributors (1.7%)
Fastenal Co. 5,732 409,380
MSC Industrial Direct Co., Inc., Class  A 4,539 390,626
Watsco , Inc. 1,018 500,734
1,300,740
Total Common Stocks
(Cost $71,624,593) 75,871,692
Shares Value
Short-Term Investment (3.6%)
Investment Company (3.6%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $2,763,970)
2,763,970 $ 2,763,970
Total Investments ( 103.2% )
(Cost $74,388,563 ) (a) 78,635,662
Total Written Options (-0.3%)
(Premiums Received $(207,950) ) (219,808)
Other Assets in Excess of Liabilities ((2.9)%) (2,245,777)
NET ASSETS (100.0%) $ 76,170,077
(a) At September 30, 2024, the aggregate cost for federal income tax purposes is $74,490,607. The aggregate gross unrealized
appreciation is $5,141,427 and the aggregate gross unrealized depreciation is $1,008,230, resulting in net unrealized appreciation of $4,133,197.

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Call Options Written:
The Fund had the following call options written open at September 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust
454 USD 580 10/04/24 $ 26,048,704 $ (39,687) $ (54,472) $ 14,785
SPDR S&P 500 ETF Trust
420 USD 580 10/09/24 24,097,920 (82,537) (56,532) (26,005)
SPDR S&P 500 ETF Trust
456 USD 583 10/14/24 26,163,456 (97,584) (96,946) (638)
Total $(219,808) $(207,950) $(11,858)
USD United States Dollar
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 75.3%
Oil, Gas & Consumable Fuels 8.6
Chemicals 5.8
Electric Utilities 5.2
Insurance 5.1
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Parametric Equity Premium Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $71,624,593) $ 75,871,692
Investment in Security of Affiliated Issuer, at Value (Cost $2,763,970) 2,763,970
Total Investments in Securities, at Value (Cost $74,388,563) 78,635,662
Cash 108,057
Receivable for Investments Sold 149,966
Dividends Receivable 124,631
Total Assets
79,018,316
Liabilities:
Written Options Outstanding, at Value (Premiums Received $207,950) 219,808
Payable for Investments Purchased 2,131,933
Payable for Management Fee 16,880
Payable for Dividends to Shareholders 479,618
Total Liabilities
2,848,239
Net Assets
$ 76,170,077
Net Assets Consist of:
Paid-in-Capital $ 74,797,459
Total Distributable Earnings 1,372,618
Net Assets
$ 76,170,077
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 2,800,000
Net Asset Value Per Share
$ 27 .20
219,808

Annual Report — September 30, 2024
Parametric Equity Premium Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 1,137,528
Dividends from Security of Affiliated Issuer (Note G) 34,527
Total Investment Income 1,172,055
Expenses:
Management Fee (Note B) 100,480
Total Expenses 100,480
Rebate from Morgan Stanley Affiliate (Note G) (980)
Net Expenses 99,500
Net Investment Income
1,072,555
Realized Gain (Loss):
Investments Sold (1,066,817)
In-kind Redemptions on Investments 3,122,636
Written Options Contracts (1,770,819)
Net Realized Gain 285,000
Change in Unrealized Appreciation (Depreciation):
Investments 4,247,099
Written Options Contracts (11,858)
Net Change in Unrealized Appreciation (Depreciation) 4,235,241
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
4,520,241
Net Increase in Net Assets Resulting from Operations $ 5,592,796
^ Commencement of Operations.

Annual Report — September 30, 2024
Parametric Equity Premium Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,072,555
Net Realized Gain 285,000
Net Change in Unrealized Appreciation (Depreciation) 4,235,241
Net Increase in Net Assets Resulting from Operations 5,592,796
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,083,910)
Paid-in-Capital (1,483,735)
Total Dividends and Distributions to Shareholders (2,567,645)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Subscribed In-Kind 83,419,817
Redeemed In-Kind (30,274,891)
Net Increase in Net Assets Resulting from Capital Share Transactions 73,144,926
Total Increase in Net Assets 76,170,077
Net Assets:
Beginning of Period –
End of Period $ 76,170,077
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 800,000
Shares Subscribed In-Kind 3,150,000
Shares Redeemed In-Kind (1,150,000)
Shares Outstanding, End of Period Net Increase in 2,800,000
(1)
^ Commencement of Operations
(1) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 28.6% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Parametric Equity Premium Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$25.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.78
Net Realized and Unrealized Gain 3.19
Total from Investment Operations 3.97
Distributions from and/or in Excess of:
—
Net Investment Income (0.70)
Paid-in-Capital (1.07)
Total Distributions (1.77)
Net Asset Value, End of Period
$27.20
Total Return
(3)
16.38%
(4)
Ratios to Average Net Assets and Supplemental Data:
$76,170
Net Assets, End of Period (Thousands) $76,170
Ratio of Expenses
(5)
0.29%
(6)
Ratio of Net Investment Income
(5)
3.09%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(6)(7)
Portfolio Turnover Rate
(8)
38%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

10
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Equity Premium Income ETF (the “Fund”), which seeks to
provide consistent monthly income while maintaining pros-
pects for capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (4) listed options are valued
at the last reported sales price on the exchange on which
they are listed (or at the exchange official closing price
if such exchange reports an official closing price). If an
official closing price or last reported sales price is unavail-
able, the listed option should be fair valued at the mean
between its latest bid and ask prices. Unlisted options are
valued at the mean between their latest bid and ask prices
from a reputable broker/ dealer or valued by a pricing ser-
vice/vendor; (5) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under
procedures established by and under the general supervi-
sion of the Trustees; and (6) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024 :
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$75,872
(1)
$—  $—  $75,872
Short-Term Investment
Investment
Company  2,764   —   —   2,764
Total Assets $78,636  $—  $—  $78,636
Liabilities:
Written Options
 —   (220)  —   (220)
Total Liabilities $—  $(220) $—  $(220)
Total $78,636  $(220) $—  $78,416
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may write call
and put options on stock indexes, futures, securities or
currencies it owns or in which it may invest. Writing
put options tend to increase the Fund's exposure to the
underlying instrument. Writing call options tend to
decrease the Fund's exposure to the underlying instru-
ments. When the Fund writes a call or put option, an
amount equal to the premium received is recorded as a
liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums
received from writing options which expire are treated as
realized gains. Premiums received from writing options
which are exercised or are closed are added to or offset
against the proceeds or amount paid on the transaction
to determine the net realized gain or loss. The Fund as
a writer of an option has no control over whether the
underlying future, security or currency may be sold (call)
or purchased (put) and as a result bears the market risk of
an unfavorable change in the price of the future, security
or currency underlying the written option. Options may
also be illiquid and the Fund may have difficulty closing
out its position. A decision as to whether, when and how
to use options involves the exercise of skill and judgment
and even a well-conceived option transaction may be
unsuccessful because of market behavior or unexpected
events. The prices of options can be highly volatile and
the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended  September 30, 2024 in accordance
with ASC 815:
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written Options
Contracts
Written Options
Outstanding, at Value Equity Risk $(219,808)
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk Written Options Contracts $(1,770,819)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk Written Options Contracts  (11,858)

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
At
September 30, 2024
, the Fund's derivative assets and
liabilities are as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
Written Options Contracts:
Average monthly notional amount ................. $67,562

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $27,722,264 and $13,611,173,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended September
30, 2024. Purchase and Sales related to In-Kind transactions were $82,528,044 and $27,042,990 for the period ended Sep-
tember 30, 2024.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended  September 30,
2024, management fees paid were reduced by $980 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended  September 30, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 13,081 $ 10,317 $ 35
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
September 30,
2024
(000)
Liquidity Fund   $ – $ – $ 2,764
* Commencement of Operations.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the Fund had no distributable earn-
ings on a tax basis.
At September 30, 2024, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $2,760,579 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of
2024
Distributions
Paid From:
Ordinary Paid-In
Income Capital
$1,083,910 $1,483,735
Total
Accumulated Paid-In
Loss Capital
$(3,136,268) $3,136,268

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

17
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Parametric Equity Premium Income ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Parametric Equity Premium Income ETF (the “Fund”)
(one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30,
2024, and the related statements of operations and changes in net assets and the financial highlights for the period from October
16, 2023 (commencement of operations) through September 30, 2024 and the related notes (collectively referred to as the “finan-
cial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund
(one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 16, 2023 (commencement of operations) through September
30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial re-
porting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

18
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 94.46% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $1,040,242 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

PAPI-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Hedged Equity
ETF
NYSE Arca: PHEQ
Annual Financial Statements and Additional Information
September 30, 2024

Morgan Stanley ETF Trust
Annual Report — September 30, 2024
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Portfolio of Investments
.....................................................................................
2
Statement of Assets and Liabilities
..........................................................................
6
Statement of Operations
....................................................................................
7
Statement of Changes in Net Assets
........................................................................
8
Financial Highlights
.........................................................................................
9
Notes to Financial Statements
...............................................................................
10
Report of Independent Registered Public Accounting Firm
....................................................
18
Federal Tax Notice
..........................................................................................
19

Annual Report — September 30, 2024
Portfolio of Investments
Parametric Hedged Equity ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (101.4%)
Aerospace & Defense (1.7%)
Boeing Co. (The) (a) 966 $ 146,871
HEICO Corp. 348 90,995
HEICO Corp., Class  A 279 56,849
Howmet Aerospace, Inc. 1,367 137,042
Lockheed Martin Corp. 456 266,559
698,316
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. 811 106,565
Automobile Components (0.2%)
Aptiv plc (a) 1,101 79,283
Automobiles (1.6%)
Tesla, Inc. (a) 2,510 656,691
Banks (3.5%)
Bank of America Corp. 8,841 350,811
Citizens Financial Group, Inc. 2,321 95,323
First Citizens BancShares, Inc., Class  A 24 44,183
Huntington Bancshares, Inc. 7,444 109,427
JPMorgan Chase & Co. 2,982 628,784
Wells Fargo & Co. 3,795 214,380
1,442,908
Beverages (1.7%)
Coca-Cola Co. (The) 5,297 380,642
PepsiCo, Inc. 1,912 325,136
705,778
Biotechnology (2.4%)
AbbVie, Inc. 2,174 429,322
Alnylam Pharmaceuticals, Inc. (a) 236 64,907
Amgen, Inc. 669 215,558
Moderna, Inc. (a) 128 8,554
Regeneron Pharmaceuticals, Inc. (a) 116 121,944
Vertex Pharmaceuticals, Inc. (a) 333 154,872
995,157
Broadline Retail (4.1%)
Amazon.com, Inc. (a) 8,567 1,596,289
Coupang, Inc. (a) 464 11,391
MercadoLibre, Inc. (a) 56 114,910
1,722,590
Building Products (0.5%)
Builders FirstSource, Inc. (a) 198 38,385
Carlisle Cos., Inc. 175 78,706
Lennox International, Inc. 176 106,355
223,446
Capital Markets (1.8%)
Ares Management Corp., Class  A 645 100,517
Blue Owl Capital, Inc., Class  A 988 19,128
Charles Schwab Corp. (The) 1,834 118,861
Coinbase Global, Inc., Class  A (a) 169 30,111
Interactive Brokers Group, Inc., Class  A 258 35,955
KKR & Co., Inc. 1,312 171,321
LPL Financial Holdings, Inc. 69 16,051
Morgan Stanley (See Note G) 1,241 129,362
Nasdaq, Inc. 1,271 92,796
Shares Value
Tradeweb Markets, Inc., Class  A 351 $ 43,408
757,510
Chemicals (1.5%)
Celanese Corp., Class  A 285 38,748
International Flavors & Fragrances, Inc. 775 81,321
Linde plc 625 298,037
LyondellBasell Industries NV, Class  A 1,134 108,751
PPG Industries, Inc. 629 83,317
Westlake Corp. 123 18,486
628,660
Commercial Services & Supplies (1.2%)
Cintas Corp. 828 170,469
Republic Services, Inc., Class  A 704 141,391
Waste Management, Inc. 851 176,668
488,528
Communications Equipment (0.7%)
Cisco Systems, Inc. 5,834 310,485
Construction Materials (0.1%)
CRH plc 557 51,656
Consumer Finance (0.8%)
American Express Co. 849 230,249
Synchrony Financial 1,734 86,492
316,741
Consumer Staples Distribution & Retail (2.0%)
Costco Wholesale Corp. 499 442,374
Walmart, Inc. 4,823 389,457
831,831
Containers & Packaging (0.2%)
Amcor plc 8,637 97,857
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 12,645 278,190
Electric Utilities (1.3%)
Alliant Energy Corp. 2,250 136,552
Avangrid, Inc. 806 28,847
Entergy Corp. 1,137 149,641
FirstEnergy Corp. 2,403 106,573
PPL Corp. 4,264 141,053
562,666
Electrical Equipment (0.5%)
AMETEK, Inc. 619 106,288
Hubbell, Inc., Class  B 127 54,400
Vertiv Holdings Co., Class  A 348 34,623
195,311
Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc. 2,312 104,387
Energy Equipment & Services (0.2%)
Halliburton Co. 2,350 68,267
Entertainment (1.6%)
Netflix, Inc. (a) 410 290,801
ROBLOX Corp., Class  A (a) 1,017 45,012
Spotify Technology SA (a) 183 67,441
Walt Disney Co. (The) 2,090 201,037
Warner Bros Discovery, Inc. (a) 8,404 69,333

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Warner Music Group Corp., Class  A 319 $ 9,985
683,609
Financial Services (4.3%)
Apollo Global Management, Inc. 783 97,805
Berkshire Hathaway, Inc., Class  B (a) 1,281 589,593
Block, Inc., Class  A (a) 590 39,607
Mastercard, Inc., Class  A 923 455,777
PayPal Holdings, Inc. (a) 1,392 108,618
Rocket Cos., Inc., Class  A (a) 1,065 20,437
Visa, Inc., Class  A 1,743 479,238
1,791,075
Food Products (0.8%)
Campbell Soup Co. 1,800 88,056
Conagra Brands, Inc. 2,678 87,089
Kellanova 1,799 145,197
320,342
Ground Transportation (1.1%)
JB Hunt Transport Services, Inc. 557 95,988
Uber Technologies, Inc. (a) 1,653 124,240
Union Pacific Corp. 928 228,733
448,961
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories 2,198 250,594
Align Technology, Inc. (a) 110 27,975
Intuitive Surgical, Inc. (a) 471 231,388
Medtronic plc 2,476 222,914
ResMed, Inc. 436 106,436
Zimmer Biomet Holdings, Inc. 531 57,322
896,629
Health Care Providers & Services (2.1%)
Cencora, Inc. 531 119,518
Labcorp Holdings, Inc. 554 123,808
Molina Healthcare, Inc. (a) 195 67,189
UnitedHealth Group, Inc. 972 568,309
878,824
Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. 833 98,919
Healthpeak Properties, Inc. 5,807 132,806
231,725
Health Care Technology (0.1%)
Veeva Systems, Inc., Class  A (a) 206 43,233
Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class  A (a) 473 59,981
Booking Holdings, Inc. 36 151,636
Darden Restaurants, Inc. 761 124,903
DoorDash, Inc., Class  A (a) 310 44,246
DraftKings, Inc., Class  A (a) 779 30,537
MGM Resorts International (a) 1,418 55,430
Yum China Holdings, Inc. 648 29,173
Yum! Brands, Inc. 1,039 145,159
641,065
Household Durables (0.3%)
PulteGroup, Inc. 985 141,377
Shares Value
Household Products (1.5%)
Kimberly-Clark Corp. 1,048 $ 149,109
Procter & Gamble Co. (The) 2,728 472,490
621,599
Industrial Conglomerates (0.5%)
3M Co. 1,438 196,575
Insurance (2.2%)
Brown & Brown, Inc. 1,190 123,284
Hartford Financial Services Group, Inc. (The) 1,202 141,367
Loews Corp. 1,195 94,465
Markel Group, Inc. (a) 55 86,272
Principal Financial Group, Inc. 958 82,292
Prudential Financial, Inc. 1,221 147,863
Travelers Cos., Inc. (The) 631 147,730
W. R. Berkley Corp. 1,433 81,294
904,567
Interactive Media & Services (7.0%)
Alphabet, Inc., Class  A 5,584 926,106
Alphabet, Inc., Class  C 4,622 772,752
Meta Platforms, Inc., Class  A 2,036 1,165,488
Pinterest, Inc., Class  A (a) 434 14,049
Snap, Inc., Class  A (a) 1,858 19,881
2,898,276
IT Services (1.4%)
Akamai Technologies, Inc. (a) 793 80,053
Amdocs Ltd. 428 37,442
Cloudflare, Inc., Class  A (a) 315 25,480
International Business Machines Corp. 1,147 253,579
Okta, Inc., Class  A (a) 203 15,091
Snowflake, Inc., Class  A (a) 191 21,938
TE Connectivity plc 976 147,366
580,949
Life Sciences Tools & Services (0.9%)
Avantor, Inc. (a) 1,230 31,820
Illumina, Inc. (a) 169 22,039
Thermo Fisher Scientific, Inc. 487 301,244
355,103
Machinery (1.8%)
Caterpillar, Inc. 611 238,974
Deere & Co. 460 191,972
Dover Corp. 685 131,342
Nordson Corp. 232 60,930
Otis Worldwide Corp. 1,423 147,907
771,125
Media (0.2%)
Sirius XM Holdings, Inc. 507 11,991
Trade Desk, Inc. (The), Class  A (a) 628 68,860
80,851
Metals & Mining (0.5%)
Newmont Corp. 2,355 125,875
Southern Copper Corp. 288 33,313
Steel Dynamics, Inc. 329 41,480
200,668
Multi-Utilities (1.2%)
Ameren Corp. 1,384 121,044

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (cont’d)
CenterPoint Energy, Inc. 3,797 $ 111,708
CMS Energy Corp. 1,910 134,903
DTE Energy Co. 1,097 140,866
508,521
Oil, Gas & Consumable Fuels (3.4%)
Cheniere Energy, Inc. 429 77,151
Chevron Corp. 2,202 324,289
Devon Energy Corp. 1,890 73,937
Diamondback Energy, Inc. 583 100,509
Exxon Mobil Corp. 4,967 582,232
Marathon Oil Corp. 3,480 92,672
Targa Resources Corp. 980 145,050
1,395,840
Passenger Airlines (0.3%)
Delta Air Lines, Inc. 2,579 130,987
Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co. 3,634 188,023
Eli Lilly & Co. 792 701,665
Johnson & Johnson 2,865 464,302
Merck & Co., Inc. 3,043 345,563
Royalty Pharma plc, Class  A 687 19,435
1,718,988
Professional Services (0.4%)
Booz Allen Hamilton Holding Corp., Class  A 348 56,640
SS&C Technologies Holdings, Inc. 1,188 88,162
TransUnion 412 43,136
187,938
Residential REITs (1.2%)
AvalonBay Communities, Inc. 635 143,034
Equity Residential 1,826 135,964
Essex Property Trust, Inc. 269 79,468
Mid-America Apartment Communities, Inc. 720 114,408
Sun Communities, Inc. 358 48,383
521,257
Semiconductors & Semiconductor Equipment (11.2%)
Advanced Micro Devices, Inc. (a) 1,606 263,512
Broadcom, Inc. 4,396 758,310
Enphase Energy, Inc. (a) 238 26,899
KLA Corp. 235 181,986
Lam Research Corp. 174 141,998
Marvell Technology, Inc. 1,184 85,390
Micron Technology, Inc. 1,344 139,386
NVIDIA Corp. 21,222 2,577,200
ON Semiconductor Corp. (a) 920 66,801
QUALCOMM, Inc. 871 148,114
Texas Instruments, Inc. 1,252 258,626
4,648,222
Software (10.6%)
Adobe, Inc. (a) 407 210,737
Atlassian Corp., Class  A (a) 106 16,834
Bentley Systems, Inc., Class  B 373 18,952
Crowdstrike Holdings, Inc., Class  A (a) 216 60,582
Datadog, Inc., Class  A (a) 424 48,785
HubSpot, Inc. (a) 92 48,907
Microsoft Corp. 6,673 2,871,392
Shares Value
MicroStrategy, Inc., Class  A (a) 248 $ 41,813
Oracle Corp. 1,688 287,635
Palantir Technologies, Inc., Class  A (a) 2,284 84,965
Palo Alto Networks, Inc. (a) 330 112,794
Salesforce, Inc. 822 224,990
ServiceNow, Inc. (a) 254 227,175
Workday, Inc., Class  A (a) 205 50,104
Zoom Video Communications, Inc., Class  A (a) 934 65,137
Zscaler, Inc. (a) 177 30,256
4,401,058
Specialized REITs (0.4%)
Extra Space Storage, Inc. 824 148,477
Specialty Retail (2.4%)
Home Depot, Inc. (The) 1,199 485,835
Lowe's Cos., Inc. 897 242,952
Ross Stores, Inc. 967 145,543
Ulta Beauty, Inc. (a) 267 103,895
Williams-Sonoma, Inc. 64 9,915
988,140
Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc. 12,889 3,003,137
Dell Technologies, Inc., Class  C 453 53,699
3,056,836
Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc. (a) 278 75,435
Trading Companies & Distributors (0.4%)
Ferguson Enterprises, Inc. 416 82,605
United Rentals, Inc. 123 99,597
182,202
Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc. 922 190,264
Total Common Stocks
(Cost $39,046,043) 42,163,541
Short-Term Investment (1.3%)
Investment Company (1.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.85% (See Note G)
(Cost $535,843)
535,843 535,843
Total Investments Excluding Purchased
Options (102.7%) (Cost $39,581,886) 42,699,384
Total Purchased Options Outstanding (1.2%)
(Cost $773,720) 520,740
Total Investments ( 103.9% )
(Cost $40,355,606 ) (b) 43,220,124
Total Written Options (-4.2%)
(Premiums Received $(1,158,913) ) (1,736,369)
Other Assets in Excess of Liabilities (0.3%) 121,971
NET ASSETS (100.0%) $ 41,605,726
(a) Non-income producing security.
(b) At September 30, 2024, the aggregate cost for federal income tax purposes is $39,549,461. The aggregate gross unrealized
appreciation is $4,261,047 and the aggregate gross unrealized depreciation is $1,166,428, resulting in net unrealized appreciation of $3,094,619.

Annual Report — September 30, 2024
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
REIT Real Estate Investment Trust
Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 19 USD 4,300 12/31/24 $ 10,948,712 $ 21,755 $ 125,742 $ (103,987)
S&P 500 Index 19 USD 4,725 3/31/25 10,948,712 91,580 196,230 (104,650)
S&P 500 Index 19 USD 4,950 6/30/25 10,948,712 178,505 222,827 (44,322)
S&P 500 Index 15 USD 5,150 9/30/25 8,643,720 228,900 228,921 (21)
Total $520,740 $773,720 $(252,980)
Call Options Written:
The Fund had the following call options written open at September 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
S&P 500 Index
19 USD 5,400 12/31/24 $ 10,948,712 $ (882,987) $ (382,618) $ (500,369)
S&P 500 Index
19 USD 6,050 3/31/25 10,948,712 (257,792) (165,150) (92,642)
S&P 500 Index
19 USD 6,250 6/30/25 10,948,712 (234,460) (162,666) (71,794)
S&P 500 Index
15 USD 6,400 9/30/25 8,643,720 (201,300) (201,279) (21)
Total $(1,576,539) $(911,713) $(664,826)
Put Options Written:
The Fund had the following put options written open at September 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
S&P 500 Index
19 USD 3,350 12/31/24
$ 10,948,712
$ (7,790)
$ (52,443) $ 44,653
S&P 500 Index
19 USD 3,675 3/31/25
10,948,712
(29,450)
(64,950) 35,500
S&P 500 Index
19 USD 3,850 6/30/25
10,948,712
(54,340)
(61,293) 6,953
S&P 500 Index
15 USD 4,000 9/30/25
8,643,720
(68,250)
(68,514) 264
Total
$(159,830)
$(247,200) $87,370
USD United States Dollar
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 65.2%
Semiconductors & Semiconductor Equipment 10.8
Software 10.2
Technology Hardware, Storage & Peripherals 7.1
Interactive Media & Services 6.7
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2024
Parametric Hedged Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $39,698,858) $ 42,554,919
Investment in Security of Affiliated Issuers, at Value (Cost $656,748) 665,205
Total Investments in Securities, at Value (Cost $40,355,606) 43,220,124
Cash 54
Receivable for Investments Sold 1,674,923
Dividends Receivable 24,141
Total Assets
44,919,242
Liabilities:
Written Options Outstanding, at Value (Premiums Received $1,158,913) 1,736,369
Payable for Investments Purchased 1,567,643
Payable for Management Fee 9,504
Total Liabilities
3,313,516
Net Assets
$ 41,605,726
Net Assets Consist of:
Paid-in-Capital $ 43,214,622
Total Accumulated Loss (1,608,896)
Net Assets
$ 41,605,726
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,450,000
Net Asset Value Per Share
$ 28 .69
1,736,369

Annual Report — September 30, 2024
Parametric Hedged Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
September 30, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 409,292
Dividends from Security of Affiliated Issuers (Note G) 23,789
Total Investment Income 433,081
Expenses:
Management Fee (Note B) 83,548
Total Expenses 83,548
Rebate from Morgan Stanley Affiliate (Note G) (589)
Net Expenses 82,959
Net Investment Income
350,122
Realized Gain (Loss):
Investments Sold (1,337,699)
In-kind Redemptions on Investments 5,948,302
In-Kind Redemptions on Investments in Affiliates 17,765
Written Options Contracts (2,557,119)
Net Realized Gain 2,071,249
Change in Unrealized Appreciation (Depreciation):
Investments 2,856,061
Investments in Affiliates 8,457
Written Options Contracts (577,456)
Net Change in Unrealized Appreciation (Depreciation) 2,287,062
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
4,358,311
Net Increase in Net Assets Resulting from Operations $ 4,708,433
^ Commencement of Operations.

Annual Report — September 30, 2024
Parametric Hedged Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 350,122
Net Realized Gain 2,071,249
Net Change in Unrealized Appreciation (Depreciation) 2,287,062
Net Increase in Net Assets Resulting from Operations 4,708,433
Dividends and Distributions to Shareholders:
Dividends and Distributions (351,527)
Paid-in-Capital (303,181)
Total Dividends and Distributions to Shareholders (654,708)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Subscribed In-Kind 43,953,787
Redeemed In-Kind (26,401,786)
Net Increase in Net Assets Resulting from Capital Share Transactions 37,552,001
Total Increase in Net Assets 41,605,726
Net Assets:
Beginning of Period –
End of Period $ 41,605,726
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 800,000
Shares Subscribed In-Kind 1,600,000
Shares Redeemed In-Kind (950,000)
Shares Outstanding, End of Period Net Increase in 1,450,000
(1)
^ Commencement of Operations
(1) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 55.2% of the outstanding shares of the Fund.

Annual Report — September 30, 2024
Financial Highlights
Parametric Hedged Equity ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 25 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .32
Net Realized and Unrealized Gain 4 .03
Total from Investment Operations 4 .35
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .39 )
Paid-in-Capital ( 0 .27 )
Total Distributions ( 0 .66 )
Net Asset Value, End of Period
$ 28 .69
Total Return
(3)
17 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$41,606
Net Assets, End of Period (Thousands) $ 41,606
Ratio of Expenses
(5)
0 .29%
(6)
Ratio of Net Investment Income
(5)
1 .21%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
25%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

10
Annual Report — September 30, 2024
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Hedged Equity ETF (the “Fund”), which seeks to provide cap-
ital appreciation while limiting losses experienced by investors
(before fees, expenses, and taxes) through the incorporation of an option overlay hedge strategy. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (4) listed options are valued
at the last reported sales price on the exchange on which
they are listed (or at the exchange official closing price
if such exchange reports an official closing price). If an
official closing price or last reported sales price is unavail-
able, the listed option should be fair valued at the mean
between its latest bid and ask prices. Unlisted options are
valued at the mean between their latest bid and ask prices
from a reputable broker/ dealer or valued by a pricing ser-
vice/vendor; (5) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under
procedures established by and under the general supervi-
sion of the Trustees; and (6) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$42,163
(1)
$—  $—  $42,163
Purchased
Options
521  — — 521
Short-Term Investment
Investment
Company  536   —   —   536
Total Assets $43,220  $—  $—  $43,220
Liabilities:
Written Options
 (1,736)  —   —   (1,736)
Total Liabilities $(1,736) $—  $—  $(1,736)
Total $41,484  $—  $—  $41,484
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may purchase
and/or write put and call options. Purchasing call options
tends to increase the Fund's exposure to the underlying
(or similar) instrument. Purchasing put options tends to
decrease the Fund's exposure to the underlying (or sim-
ilar) instrument. When entering into purchased option
contracts, the Fund bears the risk of interest or exchange
rates or securities prices moving unexpectedly, in which
case, the Fund may not achieve the anticipated benefits of
the purchased option contracts; however the risk of loss
is limited to the premium paid. Purchased options are
reported as part of "Total Investments in Securities" in
the Statement of Assets and Liabilities. Upon the exercise
or closing of a purchased call option, the premium paid is
added to the cost of the security or financial instrument
purchased. Upon the exercise or closing of a purchased
put option, the premium paid is offset against the pro-
ceeds on the sale of the underlying security or financial
instrument in order to determine the realized gain or loss
on investments. As the buyer of a call option, the Fund
pays the premium to the option writer and has the right
to purchase the underlying security from the option writ-
er at the exercise price. If the market price of the underly-
ing security rises above the exercise price, the Fund could
exercise the option and acquire the underlying security
at a below-market price, which could result in a gain to
the Fund, minus the premium paid. As the buyer of a put
option, the Fund pays the premium to the option writer
and has the right to sell the underlying security to the
option writer at the exercise price. If the market price of
the underlying security declines below the exercise price,
the Fund could exercise the option and sell the underly-
ing security at an above-market price, which could result
in a gain to the Fund, minus the premium paid. If the
Fund writes an option, it sells to another party the right
to buy from or sell to the Fund a specific amount of the
underlying instrument or foreign currency, or futures
contract on the underlying instrument or foreign cur-
rency, at an agreed-upon price during a period of time or
on a specified date typically in exchange for a premium
received by the Fund. The Fund may write call and put
options on stock indexes, futures, securities or currencies
it owns or in which it may invest. Writing put options
tend to increase the Fund's exposure to the underlying
instrument. Writing call options tend to decrease the
Fund's exposure to the underlying instruments. When
the Fund writes a call or put option, an amount equal
to the premium received is recorded as a liability. Any
liability recorded is subsequently adjusted to reflect the
current value of the options written. Premiums received
from writing options which expire are treated as realized
gains. Premiums received from writing options which are
exercised or are closed are added to or offset against the
proceeds or amount paid on the transaction to determine
the net realized gain or loss. The Fund as a writer of an
option has no control over whether the underlying future,
security or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable
change in the price of the future, security or currency un-
derlying the written option. When options are purchased

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
OTC, the Fund bears the risk that the counterparty that
wrote the option will be unable or unwilling to perform
its obligations under the option contract. Options may
also be illiquid and the Fund may have difficulty closing
out its position. A decision as to whether, when and how
to use options involves the exercise of skill and judgment
and even a well-conceived option transaction may be
unsuccessful because of market behavior or unexpected
events. The prices of options can be highly volatile and
the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended  September 30, 2024 in accordance
with ASC 815:
At
September 30, 2024
, the Fund's derivative assets and
liabilities are as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
Asset Derivatives
Statement of Assets
and Primary Risk Value
Liabilities Location Exposure
Purchased
Options
Contracts
Investments, at Value
Purchased Options
Contracts Equity Risk $520,740 (a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written
Options
Contracts
Written Options
Outstanding, at Value Equity Risk $(1,736,369)
(a) Amounts are included in Investments in Securities in the Statement of
Assets and Liabilities.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
Purchased Options Contracts $(526,918)(a)
Equity Risk Written Options Contracts  (2,557,119)
Total $(3,084,037)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
Purchased Options Contracts  (252,980)(b)
Equity Risk Written Options Contracts  (577,456)
Total $(830,436)
(a) Amounts are included in Realized Gain (loss) on Investments Sold in the
Statement of Operations.
(b) Amounts are included in Change in Unrealized Appreciation
(Depreciation) on Investments in the Statement of Operations.
Purchased Options Contracts:
Average monthly notional amount ................. $299,555
Written Options Contracts:
Average monthly notional amount ................. $1,476,144

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended September 30, 2024, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $22,745,076 and $7,486,272,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended September
30, 2024. Purchase and Sales related to In-Kind transactions were $45,675,200 and $25,642,740, respectively, for the peri-
od ended September 30, 2024.

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended  September 30,
2024, management fees paid were reduced by $589 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended  September 30, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the Fund had no distributable earn-
ings on a tax basis.
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $2,356,843 and $2,345,260, respectively, that do not have an expiration date.
Affiliated
Investment
Company/
Issuer
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 9,292 $ 8,756 $ 21
Morgan
Stanley – 186 83 3
Total $– $9,478 $8,839 $24
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000) Value
Liquidity Fund   $ – $ – $ 536
Morgan Stanley   18 8 129
Total $18 $8 $665
* Commencement of Operations.
2024
Distributions
Paid From:
Ordinary Paid-In
Income Capital
$351,527 $303,181
Total
Accumulated Paid-In
Loss Capital
$(5,965,802) $5,965,802

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political
(including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global finan-
cial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those ef-
fects (which may last for extended periods). Any such event(s)
could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments
(and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the
Fund.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at

Annual Report — September 30, 2024
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

18
Annual Report — September 30, 2024
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Parametric Hedged Equity ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Parametric Hedged Equity ETF (the “Fund”) (one of the
funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for the period from October 16, 2023
(commencement of operations) through September 30, 2024 and the related notes (collectively referred to as the “financial state-
ments”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2024, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 16, 2023 (commencement of operations) through September 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial re-
porting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

19
Annual Report — September 30, 2024
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $351,527 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

PHEQ-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

If applicable, this information is disclosed as part of the Financial Statements and Additional Information included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

 Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)               Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)            Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)           Principal Executive Officer’s Section 302 certification.
(b)                    Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:     November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:     November 21, 2024

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:     November 21, 2024